                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                             ASSET ALLOCATION FUND
                           CAPITAL CONSERVATION FUND
                           GOVERNMENT SECURITIES FUND
                                  GROWTH FUND
                              GROWTH & INCOME FUND
                          INTERNATIONAL EQUITIES FUND
                       INTERNATIONAL GOVERNMENT BOND FUND
                               MIDCAP INDEX FUND
                               MONEY MARKET FUND
                           SCIENCE & TECHNOLOGY FUND
                              SMALL CAP INDEX FUND
                             SOCIAL AWARENESS FUND
                                STOCK INDEX FUND

      --------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-1A PART B

                                OCTOBER 1, 1999

This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for American General Series Portfolio Company (the "Series Company"). It should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated October 1, 1999. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company ("VALIC"), a Prospectus may be obtained by calling 1-800-44-VALIC or writing the Series Company or American General Distributors, Inc. (the "Distributor") at 2929 Allen Parkway, Houston, Texas 77019. All inquiries regarding variable annuity contracts or variable life policies issued by American General Life Insurance Company ("AGL"), the successor to California-Western States Life Insurance Company ("Cal-West"), should be directed in writing to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or by calling 1-800-813-5065. Shares in the Series Company are available to the public only through the purchase of certain variable annuity contracts or variable life policies issued and employee thrift plans maintained by VALIC and its affiliates.

VA 9017-1 VER 10/99

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
General Information and History.............................     4
Additional Information Regarding Certain Funds..............     5
  Asset Allocation Fund.....................................     5
  Capital Conservation Fund.................................     5
  Government Securities Fund................................     5
  International Equities Fund...............................     5
Performance and Yield Information...........................     7
Investment Restrictions.....................................    10
  Fundamental Investment Restrictions Applicable to All
     Funds..................................................    10
  MMF Investment Restrictions...............................    11
  AAF, CCF, GSF, SIF, IEF, MIF and SCIF Investment
     Restrictions...........................................    11
  GIF Investment Restrictions...............................    11
  GF and STF Investment Restrictions........................    11
  SAF Investment Restrictions...............................    12
  IGBF Investment Restrictions..............................    12
  Non-Fundamental Investment Restrictions...................    12
Investment Practices........................................    14
  Adjustable Rate Securities................................    14
  Asset-Backed Securities...................................    14
  Bank Obligations..........................................    14
  Convertible Securities....................................    15
  Emerging Markets..........................................    15
  Euro Conversion...........................................    16
  Eurodollar Obligations....................................    16
  Fixed Income Securities...................................    17
  Foreign Securities........................................    17
  Foreign Currency Exchange Transactions....................    18
  Illiquid Securities.......................................    19
  Lending Portfolio Securities..............................    19
  Loan Participations.......................................    19
  Lower Rated Debt Securities...............................    20
  Mortgage-Related Securities...............................    20
  Options and Futures Contracts.............................    24
  Real Estate Securities and Real Estate Investment Trusts
     ("REITs")..............................................    31
  Repurchase Agreements.....................................    31
  Reverse Repurchase Agreements.............................    32
  Rule 144A Securities......................................    32
  Standard and Poor's Depository Receipts...................    33
  Swap Agreements...........................................    33
  Temporary Defensive Position..............................    34
  Warrants..................................................    34
  When Issued Securities....................................    35
Investment Adviser..........................................    35
Investment Sub-Advisers.....................................    37
Portfolio Transactions and Brokerage........................    38
Offering, Purchase, and Redemption of Fund Shares...........    40
Determination of Net Asset Value............................    41
Calculation of Yield for the Money Market Fund..............    42
Accounting and Tax Treatment................................    43

                                                               PAGE
                                                               ----
  Calls and Puts............................................    43
  Financial Futures Contracts...............................    43
  Subchapter M of the Internal Revenue Code of 1986.........    44
  Section 817(h) of the Code................................    44
Other Information...........................................    45
  Shareholder Reports.......................................    45
  Voting and Other Rights...................................    45
  Custody of Assets.........................................    46
  Index Funds...............................................    46
  Description of Corporate Bond Ratings.....................    47
  Description of Commercial Paper Ratings...................    48
  Independent Auditors......................................    49
  Transfer Agent............................................    49
Management of the Series Company............................    50
Compensation of Directors and Certain Officers..............    55
Financial Statements........................................    56

                        GENERAL INFORMATION AND HISTORY

     American General Series Portfolio Company (the "Company") was incorporated in Maryland on December 7, 1984, by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to Investment Advisory Agreements with the Series Company and subject to the authority of the Series Company's Board of Directors, VALIC serves as the Series Company's investment adviser and conducts the business and affairs of the Series Company. Additionally, VALIC has engaged an investment sub-adviser to provide investment sub-advisory services for the Growth Fund, and the Science & Technology Fund, subject to VALIC's control, direction and supervision. The Series Company consists of thirteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of common stock. Each of the Funds, except the International Government Bond Fund, is "diversified" as the term is used in the 1940 Act. The Series Company issues shares of common stock of each Fund to registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity contracts (the "Contracts"). Currently, the Series Company acts as an investment vehicle for assets of separate accounts sponsored by VALIC and its affiliates. Additionally, retirement plans maintained by VALIC and American General Corporation may own shares of certain of the Funds.

     The Series Company and VALIC have Codes of Ethics which establish for their officers, directors and certain employees procedures and restrictions as to those individuals' personal investment trading activities.

                                                                                                     DATE OPERATIONS
                                                   DATE OF                   DATE SEED                  COMMENCED
                                               INCORPORATION OR              MONEY WAS               (BY ISSUANCE OR
                                                BOARD APPROVAL             FIRST PROVIDED             AVAILABILITY
               NAME OF FUND                    FOR ORGANIZATION            TO THE COMPANY              OF SHARES)
               ------------                    ----------------            --------------            ---------------
Asset Allocation Fund ("AAF")*.............        02-22-83                   08-08-83                  09-06-83
Capital Conservation Fund ("CCF")..........        12-07-84                   12-16-85                  01-16-86
Government Securities Fund ("GSF").........        12-07-84                   12-16-85                  01-16-86
Growth Fund ("GF").........................        01-25-94                   04-29-94                  04-29-94
Growth & Income Fund ("GIF")...............        01-25-94                   04-29-94                  04-29-94
International Equities Fund ("IEF")........        07-18-89                   09-29-89                  10-02-89
International Government Bond Fund
  ("IGBF").................................        07-30-91                   10-01-91                  10-01-91
MidCap Index Fund ("MIF")..................        03-16-82                   08-30-82                  10-13-82
Money Market Fund ("MMF")..................        12-07-84                   12-16-85                  01-16-86
Science & Technology Fund ("STF")..........        12-17-93                   04-29-94                  04-29-94
Small Cap Index Fund ("SCIF")..............        10-28-91                   05-01-92                  05-01-92
Social Awareness Fund ("SAF")..............        07-18-89                   09-29-89                  10-02-89
Stock Index Fund ("SIF")...................        02-02-87                   04-20-87                  04-20-87

---------------

*The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

     The MidCap Index Fund and the Asset Allocation Fund are the successors to Capital Accumulation Fund, Inc. and Timed Opportunity Fund, Inc., respectively, which were separately registered open-end diversified management investment companies under the 1940 Act, pursuant to a reorganization entered into on September 25, 1985. The MidCap Index Fund effected a change in its name and investment objective, investment program and one of its restrictions as of October 1, 1991. The Asset Allocation Fund effected a change in its name from the Timed Opportunity Fund, effective as of October 1, 1997. In addition, the Quality Growth Fund was combined into the Stock Index Fund, by means of a reclassification of its shares, effective May 1, 1992.

                 ADDITIONAL INFORMATION REGARDING CERTAIN FUNDS

     The following disclosures supplement disclosures set forth in the Prospectus and do not, standing alone, present a complete explanation of the matters disclosed. Please refer also to the Prospectus for a complete presentation of these matters.

ASSET ALLOCATION FUND

     In addition to its overall investment objective, the Fund has established separate sub-objectives for investments in each of the three market sectors. The following is a statement of the sub-objectives of each sector, which are designed to maximize the unique investment return characteristics inherent in that market sector:

     1. Within the stock sector, the Fund seeks appreciation of capital by selecting investments that it expects will participate in the growth of the nation's economy.

     2. Within the bond sector, the Fund will generally seek high current income consistent with reasonable investment risk. The Fund will pursue the above objective by investing only in (a) investment grade corporate debt obligations rated at least Baa by Moody's Investor Services, Inc. ("Moody's") or by any other NRSRO or unrated debt obligations which VALIC believes are of comparable investment quality, and (b) obligations of, or debts guaranteed by, the U.S. Government, its agencies, or instrumentalities. See "Government Securities Fund" for an explanation of U.S. Government obligations and "Debt Securities" in this Statement of Additional Information and the Appendix for an explanation of corporate debt ratings.

     3. Within the money market sector, the Fund seeks the highest level of current income consistent with liquidity, stability, and preservation of capital.

CAPITAL CONSERVATION FUND

     The Fund may acquire common stocks by conversion of income-bearing securities or by exercising warrants attached to income-bearing securities. The Fund may hold up to 10% of its assets, valued at the time of acquisition, in common stocks.

GOVERNMENT SECURITIES FUND

     The Government Securities Fund may invest in intermediate and long-term debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities in which the Fund may invest include: (1) U.S. Treasury bills, notes, and bonds; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association ("GNMA") Certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury (e.g., debt of each of the Federal Home Loan banks); (c) the discretionary authority of the U.S. Government or GNMA to purchase certain financial obligations of the agency or instrumentality (e.g., Federal National Mortgage Association); or (d) the credit of the issuing agency or instrumentality (e.g., Federal Land Banks, Farmers Home Administration or Student Loan Marketing Association); and (3) collateralized mortgage obligations ("CMOs") that are issued by governmental or non-governmental entities and collateralized by U.S. Treasury obligations or by U.S. Government agency or instrumentality securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not required to do so by law.

INTERNATIONAL EQUITIES FUND

     The International Equities Fund intends to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the Morgan Stanley Capital International, Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged capitalization weighted stock index consisting of more than 1000 companies operating in 21 countries in Europe, Australia, and the Far East. The EAFE Index is a well known measure for international stock performance. The EAFE Index does not reflect charges, fees, and commissions applicable to the Fund.

     The weighted breakdown by country of the EAFE Index (as of May 31, 1999) is set forth below:

                    EAFE INDEX BREAKDOWN BY COUNTRY [UPDATE]

                                    COUNTRY                             WEIGHT
                                    -------                             ------
  1       AUSTRALIA...................................................   2.87
  2       AUSTRIA.....................................................    .29
  3       BELGIUM.....................................................   1.52
  4       DENMARK.....................................................    .79
  5       FINLAND.....................................................   1.69
  6       FRANCE......................................................   9.66
  7       GERMANY.....................................................   9.65
  8       HONG KONG...................................................   2.43
  9       IRELAND.....................................................    .44
 10       ITALY.......................................................   4.65
 11       JAPAN.......................................................  23.01
 12       MALAYSIA....................................................      0
 13       NETHERLANDS.................................................   5.90
 14       NEW ZEALAND.................................................    .18
 15       NORWAY......................................................    .43
 16       PORTUGAL....................................................    .56
 17       SINGAPORE...................................................    .95
 18       SPAIN.......................................................   3.09
 19       SWEDEN......................................................   2.33
 20       SWITZERLAND.................................................   7.04
 21       UNITED KINGDOM..............................................  22.48

                       PERFORMANCE AND YIELD INFORMATION

     The Series Company may compute the total return of a Fund ("Average Annual Total Return"), total return of a Fund before expenses ("Portfolio Total Return"), and compare Portfolio Total Return or Average Annual Total Return to the total return of the Fund's benchmark index ("Index Total Return"). The difference between Portfolio Total Return or Average Annual Total Return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from VALIC's investment selection) deviates from its benchmark's Index Total Return. Fund performance does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about separate account performance is available in the applicable contract prospectus.

AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for periods of 1, 5, and 10 years, or, since inception of the Fund, are calculated according to the following formula:

                                 P (1+T)n = ERV

     Where:

P         = A hypothetical initial Purchase Payment of $1,000.
T         = Average annual total return.
n         = Number of years.
ERV       = Ending redeemable value of a hypothetical $1,000 Purchase
            Payment made at the beginning of the first period.

     Average Annual Total Return reflects the deduction of Fund expenses and assumes that all dividends and distributions are reinvested when paid.

PORTFOLIO TOTAL RETURN

     Portfolio Total Return quotations for periods of 1, 5, and 10 years, or, since inception are calculated by adding to the Average Total Annual Return (described above) the expenses of the Fund. Expenses of the Fund are calculated at the end of each Fund's fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.

INDEX TOTAL RETURN

     Index Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception, are calculated by determining the percentage change in value of the benchmark index over the applicable period including reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component; if an expense component were included the return would be lower.

SEVEN DAY YIELDS

     The Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

        Seven Day Effective Yield = [(Base Period Return + 1)365/7 - 1]

30 DAY CURRENT YIELD

     The Capital Conservation Fund, Government Securities Fund, and the International Government Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:

                                              6
                          Yield = 2[(1 + NII ) - 1]
                                        -------
                                        S x NAV

     Where:

NII       = Net investment income (interest income, plus dividend
            income, plus other income, less fund expenses).
S         = Average daily shares outstanding.
NAV       = Net asset value per share on the last day of the period.

                               PERFORMANCE RETURNS
                                  MAY 31, 1999

                                                                                                               10 YEAR
                                                              INCEPTION                                       OR SINCE
                                                                DATE          1 YEAR        5 YEAR          INCEPTION (A)
                                                              ---------       ------        ------          -------------
ASSET ALLOCATION FUND:*                                       09/06/83
  Average Annual Total Return                                                 12.23%        16.02%              11.04%
  Portfolio Total Return                                                      12.80%        16.59%              11.73%
  Benchmark (B)                                                               13.83%        17.33%              13.52%
CAPITAL CONSERVATION FUND:                                    01/16/86
  Average Annual Total Return                                                  3.25%         7.34%               7.22%
  Portfolio Total Return                                                       3.85%         7.91%               7.88%
  Merrill Lynch Corporate Master Index                                         3.21%         8.39%               9.12%
GOVERNMENT SECURITIES FUND:                                   01/16/86
  Average Annual Total Return                                                  3.58%         6.93%               7.36%
  Portfolio Total Return                                                       4.17%         7.50%               8.02%
  Lehman Brothers U.S. Treasury Index                                          4.30%         7.50%               8.31%
GROWTH FUND:                                                  04/29/94
  Average Annual Total Return                                                 14.20%        22.14%              21.43%
  Portfolio Total Return                                                      15.06%        23.00%              22.29%
  S & P 500                                                                   21.04%        25.87%              25.79%
GROWTH & INCOME FUND:                                         04/29/94
  Average Annual Total Return                                                 16.92%        20.19%              19.54%
  Portfolio Total Return                                                      17.74%        21.01%              20.36%
  S & P 500                                                                   21.04%        25.87%              25.79%
INTERNATIONAL EQUITIES FUND:                                  10/02/89
  Average Annual Total Return                                                  4.43%         7.60%               4.98%
  Portfolio Total Return                                                       4.86%         8.02%               5.43%
  Morgan Stanley Capital International EAFE                                    4.36%         7.69%               5.15%
INTERNATIONAL GOVERNMENT BOND FUND:                           10/01/91
  Average Annual Total Return                                                  6.40%         5.95%               7.45%
  Portfolio Total Return                                                       6.97%         6.52%               7.91%
  Salomon Brothers Non-U.S. Government Bond Index                              6.93%         6.25%               8.09%
MIDCAP INDEX FUND:                                            10/01/91
  Average Annual Total Return                                                 11.91%        19.85%              16.85%
  Portfolio Total Return                                                      12.29%        20.25%              17.25%
  S & P MidCap 400                                                            11.91%        20.16%              17.52%
MONEY MARKET FUND:                                            01/16/86
  Average Annual Total Return                                                  4.84%         5.05%               5.07%
  Portfolio Total Return                                                       5.41%         5.61%               5.68%
  30-day Certificate of Deposit Primary Offering Rate                          4.46%         4.61%               4.83%
    by New York City Banks
SCIENCE & TECHNOLOGY FUND:                                    04/29/94
  Average Annual Total Return                                                 48.34%        31.54%              30.47%
  Portfolio Total Return                                                      49.30%        32.50%              31.43%
  S & P 500                                                                   21.04%        25.87%              25.79%
SMALL CAP INDEX FUND:                                         05/01/92
  Average Annual Total Return                                                 (2.45)%       13.48%              12.62%
  Portfolio Total Return                                                      (2.04)%       13.89%              13.05%
  Russell 2000                                                                (2.69)%       13.60%              13.72%
SOCIAL AWARENESS FUND:                                        10/02/89
  Average Annual Total Return                                                 20.05%        25.47%              16.56%
  Portfolio Total Return                                                      20.62%        26.03%              17.06%
  S & P 500                                                                   21.04%        25.87%              17.60%
STOCK INDEX FUND:                                             04/20/87
  Average Annual Total Return                                                 20.85%        25.63%              17.45%
  Portfolio Total Return                                                      21.17%        25.97%              17.88%
  S & P 500                                                                   21.04%        25.87%              18.07%

------------

  * The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

(A) Amounts shown are returns for ten years or since inception if the Fund has been in existence for less than ten years.

(B) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate & Government Master Index, and 10% NYC 30 Day Primary CD Rate.

                            INVESTMENT RESTRICTIONS

     The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed for each Fund with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

     All the Funds, except the International Government Bond Fund, the Growth Fund and the Science & Technology Fund have adopted each of the following fundamental investment restrictions. The percentage limitations referenced in some of the following fundamental investment restrictions are to be determined at the time of purchase. The International Government Bond Fund has adopted fundamental investment restrictions 2-10 below. (The Growth Fund and the Science & Technology Fund have adopted investment restrictions 3, 6 and 7 as non-fundamental operating policies). Such restrictions provide that no Fund may:

          1. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

          2. (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. No Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

          3. Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company). Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

          4. Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

          5. Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

          6. Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

          7. Effect short sales of securities or purchase securities on margin, except in connection with investments in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

          8. Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

          9. Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

          10. Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

MMF INVESTMENT RESTRICTIONS

     MMF may not:

          1. Purchase any security which matures more than 13 months from the date of purchase.

          2. Purchase or sell commodity contracts.

          3. Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

          4. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

AAF, CCF, GSF, SIF, IEF, MIF, AND SCIF INVESTMENT RESTRICTIONS

     AAF, CCF, GSF, SIF, IEF, MIF, and SCIF may not:

          1. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

          2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

GIF INVESTMENT RESTRICTIONS

     GIF may not:

          1. Invest 25% or more of its assets in securities of issuers in any one industry.

GF AND STF INVESTMENT RESTRICTIONS

     GF and STF may not:

          1. Borrow money except that the Funds may (i) borrow for non-leveraging, temporary or emergency purposes and (ii engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Funds' investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Funds' total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Funds may borrow from banks, or other persons to the extent permitted by applicable law. The Science & Technology Fund may borrow from other T. Rowe Price Funds.

          2. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Funds' total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, the Growth Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Growth Fund's position in issues maturing in one year or less equals 35% or more of the Growth Fund's total assets.

          3. Make loans, although the Funds may (i) lend portfolio securities; provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Funds' total assets;
     (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt.

          4. Purchase a security if, as a result, with respect to 75% of the Funds' total assets, more than 5% of the value of its total assets would be invested in the securities of a single issuer or more than 10% of the outstanding voting securities of any issuer would be held by the Funds, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

          5. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon.

          6. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

          7. Issue senior securities except in compliance with the Investment Company Act of 1940.

          8. Underwrite securities issued by other persons, except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

          With respect to investment restriction (5), the Funds do not consider forward foreign currency contracts or hybrid investments to be commodities. For purposes of investment restriction (2), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

          Notwithstanding anything in the above fundamental and operating restrictions to the contrary, subject to any regulatory requirements, STF may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the Fund (a "Feeder"), and one or more other funds with the same investment objective and program as the Fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the Fund. The Fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

SAF INVESTMENT RESTRICTIONS

     SAF may not:

          1. Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

          2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

IGBF INVESTMENT RESTRICTIONS

     IGBF may not:

          1. With respect to 50% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. With respect to the remaining 50% of its total assets, invest more than 25% of its total assets in the securities of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

          3. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following non-fundamental investment restriction is applicable to each
Fund:

     The Fund may not invest more than 10% (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund) of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Directors, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal;
(ii) is
rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and has been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Directors; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Directors, has determined that the commercial paper is of equivalent quality and is liquid.

     In addition, as a non-fundamental operating policy, the Growth Fund and the Science & Technology Fund will not invest in oil, gas or mineral exploration programs if, as a result, more than 5% of the value of the total assets would be invested in such programs.

                              INVESTMENT PRACTICES

ADJUSTABLE RATE SECURITIES

     Each of the Funds may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days' notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

ASSET-BACKED SECURITIES

     Each of the Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

     Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

BANK OBLIGATIONS

     Each Fund may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 10% of its net assets (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     The Funds limit investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of VALIC or a Sub-adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. The Government Securities Fund may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to a Fund's limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibility that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

CONVERTIBLE SECURITIES

     The Asset Allocation Fund, Capital Conservation Fund, Growth Fund, Growth & Income Fund, International Equities Fund, Science and Technology Fund, and Social Awareness Fund may invest in convertible securities of foreign or domestic issues. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund's ability to achieve its investment objectives.

EMERGING MARKETS

     Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     A further risk is that the existence of national policies may restrict a Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

EURO CONVERSION

     Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which is known as the "euro." Each participating country supplemented its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EMU may elect to participate in the EMU and may supplement its existing currency with the euro.

     The ongoing introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will function properly; how outstanding financial contracts will be treated; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions and could adversely affect the value of securities held by certain of the Funds.

EURODOLLAR OBLIGATIONS

     All Funds except the International Government Bond Fund, in accordance with their investment objective(s), policies, and investment program, may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

     Such securities are not registered with the Securities and Exchange Commission ("SEC") and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

     Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Series Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations.

Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

     Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

     All Funds except the International Government Bond Fund also may purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed income securities are linked.

FIXED INCOME SECURITIES

     Debt securities are considered high-quality if they are rated at least Aa by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa by Moody's or BBB by S&P or their equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities rated, for example, Ba and B by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The Adviser or Sub-Advisers will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See the section regarding "Description of Corporate Bond Ratings" for a description of each rating category in this Statement of Additional Information for a more complete description of lower- medium and lower-quality debt securities and their risks.

     The maturity of debt securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

FOREIGN SECURITIES

     All Funds may invest in foreign securities. The Capital Conservation Fund focuses on foreign bonds that are of the same quality as other bonds purchased by the Fund. The Government Securities Fund focuses on high-quality foreign government securities and high-quality money market securities payable in U.S. dollars. The MidCap Index Fund, Small Cap Index Fund and Stock Index Fund focus on the foreign securities included in their respective indices.

     A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. A foreign security is a security issued by an entity domiciled or incorporated outside of the United States. Included within the definition of foreign securities are American Depository Receipts (ADRs).

     ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a

United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and
(ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

     In addition, all the Funds, except the Government Securities Fund and the Money Market Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

Money Market Securities of Foreign Issuers

     Each Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).

     Foreign money market instruments utilized by the Funds will be limited to:
(i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and
(iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Foreign currency transactions used by certain of the Funds may be either:
(i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.

     A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

ILLIQUID SECURITIES

     The Funds will not invest more than 10% (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund) of the value of their assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% (15% in the case of The Growth Fund, Growth and Income Fund, and Science and Technology Fund) of the value of a Fund's net assets.

LENDING PORTFOLIO SECURITIES

     For purposes of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to no more than 30% of the value of each Fund's total assets (33 1/3% in the case of Growth Fund and Science & Technology Fund). This policy is a fundamental policy of each of the Funds. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company ("State Street"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the SEC. While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.

     Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when State Street considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

LOAN PARTICIPATIONS

     Loan participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-Advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-Advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

LOWER RATED DEBT SECURITIES

     Issuers of lower rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.

     A Fund may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, VALIC or a Sub-Adviser will monitor the issuers of lower rated fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity within the parameters of the Fund's investment policies. The VALIC and the Sub-Advisers will not necessarily dispose of a portfolio security when its ratings have been changed.

MORTGAGE-RELATED SECURITIES

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." The Asset Allocation Fund, Capital Conservation Fund and Government Securities Fund may also invest in fixed income securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

Mortgage Pass-Through Securities

     Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities are GNMA, Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Series Company's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Certain Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, VALIC or a Sub-Adviser determines that the securities meet the Series Company's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in VALIC's or the Sub-Adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid (15%
in the case of the Growth Fund, Growth & Income Fund and Science & Technology
Fund).

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

Commercial Mortgage-Backed Securities

     Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities

     Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

     CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the

CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities

     SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Mortgage Dollar Rolls

     The Asset Allocation Fund, Capital Conservation Fund and Government Securities Fund may invest in mortgage dollar rolls. In a "dollar roll" transaction, a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. The dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages;
(2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received must be within 1.0% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. To the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings. Dollar roll transactions for terms exceeding three months may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

OPTIONS AND FUTURE CONTRACTS

Options on Securities and Securities Indices

     Each Fund, other than the Money Market Fund, may write covered call and put options on securities and securities indices. As a matter of operating policy, the Growth & Income Fund will only write covered call options on securities. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with the Fund's portfolio of foreign securities. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.

     To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.

     Each of these Funds may write options on securities and securities indices and the International Equities Fund and the International Government Bond Fund may write options on currencies for the purpose of increasing the Funds' return on such securities or its entire portfolio of securities or to protect the value of the entire portfolio. Such investment strategies will not be used for speculation. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.

     Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

     Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

     Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index,

Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.

     Each Fund, except the Money Market Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options it has written. The International Equities Fund and the International Government Bond Fund also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

     The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

     Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund, the International Government Bond Fund and the Science and Technology Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

Writing Covered Call and Put Options and
Purchasing Call and Put Options

     All of the Funds, except the Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. As a matter of operating policy, the Growth Fund and the Science & Technology Fund will not write a covered option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of that Fund's net assets. The Growth & Income Fund as a matter of operating policy, will only write covered call options on securities. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with its portfolio securities in order to earn additional income or in the case of call options written to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.

     The Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.

     Each Fund, other than the Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options written by it. The International Equities Fund and the International Government Bond Fund may also purchase call and put options on foreign currencies that correlate with the currencies in which the Fund's securities are denominated.

     A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

     A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

     Unlisted options may be used by the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund, the International Government Bond Fund and the Science and Technology Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."

     Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

Financial Futures Contracts

     Each Fund, except the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income. The Growth Fund, the Growth & Income Fund and the Science & Technology Fund may also write covered put options on stock index futures contracts. Only the International Equities Fund and the International Government Bond Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.

     Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

     An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

     Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the

S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

     A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

     Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Unlisted financial futures contracts, which may be purchased or sold only by the International Equities Fund and the International Government Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (15% in the case of the Growth Fund, the Growth & Income Fund and the Science & Technology
Fund) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts. The International Equities Fund and the International Government Bond Fund will engage in such transactions only with securities firms having sufficient credit or other resources to minimize certain of these risks.

     When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equalling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

     A Fund, as an internal operating policy may not hold financial futures contracts in an amount greater than 33% of the Fund's net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund is required to invest a large cash infusion. In this circumstance the Fund's total invested position, including the security value of the financial futures contracts may not exceed 100% of the Fund's net assets.

     Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

Options on Financial Futures Contracts

     For bona fide hedging purposes, each Fund, except the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Except for options on currency futures contracts used by the International Equities Fund and the International Government Bond Fund, options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

     Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

Certain Additional Risks of Options and Financial Futures Contracts

     The use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

     To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

     The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

     Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

     There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

     Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore, it may have to liquidate other more advantageous investments to meet its cash needs.

     In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information, Custody of Assets" in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.

     The success of a Fund in using hedging techniques depends, among other things, on VALIC's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. VALIC and the Sub-Advisers will not speculate. However, purchasing futures to efficiently invest cash may be considered more risky than to invest the cash in equities over time. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

Limitations

     No Fund will enter into any financial futures contract or purchase any option thereon if immediately thereafter the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets. (net assets in the case of Growth & Income
Fund); provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of each Fund that is permitted to use options and financial futures contracts.

     In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

     Each Fund may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.

     All Funds except the Stock Index Fund also may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code (the "Code"). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

REPURCHASE AGREEMENTS

     Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Directors. The underlying security must be a high-quality domestic money market security (except for the International Equities Fund and International Government Bond Fund which utilize foreign money market securities) and the seller must be a well-established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs (Nationally Recognized Statistical Rating Organization) and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, usually less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

     The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Series Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Directors of the Series Company will evaluate the creditworthiness of all banks and broker-dealers with which the Series Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 10% of the value of that Fund's total assets (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund).

REVERSE REPURCHASE AGREEMENTS

     The Growth Fund and Science and Technology Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by VALIC or a Sub-Adviser, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings.

RULE 144A SECURITIES

     Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Series Company, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund) of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Series Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Series Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Series Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% of their assets in illiquid securities (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund). Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund may invest in Rule 144A securities (in accordance with each Fund's investment restrictions as listed in the prospectus) that have been determined to be liquid by Board approved guidelines.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

     Each of the Asset Allocation Fund, International Equities Fund, Growth Fund, Growth & Income Fund, MidCap Index Fund, Science & Technology Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDR's"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Funds as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

SWAP AGREEMENTS

     The Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund and International Government Bond Fund may enter into interest rate, index and currency exchange rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by VALIC or a Sub-adviser to avoid any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on VALIC or a Sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public. When a Fund in invested in this manner, it may not be able to achieve its investment objective.

TEMPORARY DEFENSIVE POSITION

     Under normal market conditions, none of the Funds other than the Money Market Fund, intends to have a substantial portion of its assets invested in cash or money market instruments. However, when VALIC or a Sub-adviser determines that adverse market conditions exist, the Growth Fund, the Growth & Income Fund, the International Equities Fund, the International Government Bond Fund, and the Science & Technology Fund may adopt a temporary defensive position and invest entirely in cash, and money market instruments, including domestic bank obligations, repurchase agreements. The International Equities Fund may also purchase foreign money market instruments and the International Government Bond Fund may purchase U.S. Government debt securities.

WARRANTS

     All Funds except the International Government Bond Fund may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

WHEN-ISSUED SECURITIES

     Each of the Funds except the Money Market Fund may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

                               INVESTMENT ADVISER

     VALIC serves as the investment adviser to Asset Allocation Fund, Money Market Fund, Capital Conservation Fund, Government Securities Fund, International Equities Fund and Social Awareness Fund pursuant to an Investment Advisory Agreement dated September 30, 1987. This Investment Advisory Agreement was also made applicable to the International Government Bond Fund effective October 1, 1991. VALIC also serves as investment adviser to the MidCap Index Fund, the Stock Index Fund, the Small Cap Index Fund pursuant to an Investment Advisory Agreement effective May 1, 1992. This Investment Advisory Agreement was also made applicable to the Growth Fund, the Growth & Income Fund and the Science & Technology Fund effective May 1, 1994. VALIC is a stock life insurance company organized on May 1, 1969 under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC's sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively engage in substantially all forms of financial services, with activities heavily weighted toward insurance. American General Corporation was incorporated as a Texas business corporation on February 26, 1980 as the successor to American General Life Insurance Company (organized in 1926) as the result of a corporate reorganization completed on July 1, 1980.

     Pursuant to the Investment Advisory Agreements, the Series Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Series Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Series Company may need to continue operations. The Investment Advisory Agreement provides that the Series Company pay all expenses not specifically assumed by VALIC under the Agreements. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders, expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates advisory fees, SEC filing fees, interest expenses and state filing fees, if any, to the Fund that incurs such charges and allocates all other expenses among the Funds based on the net assets of each Fund in relation to the net assets of the Series Company.

     The advisory fee is calculated as a percentage of average daily net asset value based on the following annual rates: for the Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, Money Market Fund, Social Awareness Fund -- 0.50%; for the Growth Fund -- 0.80%; for the Growth & Income Fund -- 0.75%; for the International Equities Fund, MidCap Index Fund, Small Cap Index Fund and Stock Index
Fund -- 0.35% of the first $500 million and 0.25% on assets over $500 million; and for the Science & Technology Fund -- 0.90%.

     The Investment Advisory Agreements require that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreements require VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Series Company's Board of Directors of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Series Company.

     The Series Company, by action of its Board of Directors determined to transfer the function of providing accounting services from the Series Company's custodian State Street to VALIC. This transfer was effective October 31, 1996. Pursuant to this determination the Series Company entered into an Accounting Services Agreement with VALIC ("Agreement"). The Agreement provides that the Series Company will pay to VALIC an annual fee payable monthly based on average daily net assets for providing the accounting services. For the fiscal year ended, May 31, 1999, May 31, 1998, and May 31, 1997, the Series Company paid VALIC $1,526,400, $855,162, and $177,947, respectively, for accounting services provided by VALIC.

     For the fiscal year ended May 31, 1997, the investment advisory fees paid by the Series Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $5,543,535, $1,880,085, $622,719, $668,871, $4,704,380, $1,211,524, $5,973,280,
$525,440, $900,822, $347,154, $417,356, $833,117, and $572,063, respectively.

     For the fiscal year ended May 31, 1998, the investment advisory fees paid by the Series Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $7,946,046, $2,313,256, $798,980, $582,798, $7,593,303, $1,907,885, $8,602,906,
$1,204,327, $943,269, $335,861, $436,775, $846,176, and $752,732, respectively.

     For the fiscal year ended May 31, 1999, the investment advisory fees paid by the Series Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Asset Allocation Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $10,367,253, $2,426,931, $752,025, $509,578, $9,178,668, $2,053,954,
$11,204,880, $2,076,498, $1,106,792, $327,092, $537,883, $810,795, and
$1,301,265, respectively.

     The Investment Advisory Agreements may be continued with respect to any Fund if specifically approved at least annually by (a)(i) the Series Company's Board of Directors or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreements also provide that they shall terminate automatically if assigned. The Investment Advisory Agreements may be terminated as to any Fund at any time by the Series Company's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally, under either Investment Advisory Agreement, VALIC shall not be liable to the Series Company, or any shareholder in the Series Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.

                            INVESTMENT SUB-ADVISERS

     Wellington Management Company, LLP ("Wellington Management") provides sub-advisory services for the Growth Fund. T. Rowe Price Associates, Inc. ("T. Rowe Price") provides sub-advisory services for the Science & Technology Fund. Wellington Management and T. Rowe Price (collectively the "Sub-Advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Growth Fund and the Science & Technology Fund, respectively (collectively the "Sub-Advised Funds").

     Pursuant to the Investment Sub-Advisory Agreements VALIC has with each of the Sub-Advisers and subject to VALIC's control, supervision and direction, the Sub-Advisers will manage the investment and reinvestment of the assets of the Sub-Advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-Advised Funds. Further, the Sub-Advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-Advised Funds, establish accounts with brokers and dealers selected by the Sub-Advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-Advisers and VALIC.

     The Investment Sub-Advisory Agreements provide that the Sub-Advisers will bear the expense of discharging their responsibilities.

     VALIC shall, from the compensation VALIC receives from the Series Company for acting as investment adviser, pay to Wellington Management, for the services rendered and expenses paid by Wellington Management, a monthly fee computed at the annual rate of 0.325% on the first $50 million, 0.250% on the next $450 million, 0.200% on the next $1 billion, and 0.180% on assets over $1.5 billion for the Growth Fund. VALIC shall, from the compensation VALIC receives from the Series Company for acting as investment adviser, pay to T. Rowe Price, for the services rendered and expenses paid by T. Rowe Price, a monthly fee computed at the annual rate of 0.60% on the first $500 million and 0.55% on assets over $500 million for the Science & Technology Fund.

     The Investment Sub-Advisory Agreement between VALIC and T. Rowe Price requires that T. Rowe Price promptly reduce its monthly fee by the amount of any commission, tender and exchange offer solicitation fees, other fees or similar payments received by T. Rowe Price, or any affiliated person of T. Rowe Price, in connection with Sub-Advised Fund portfolio transactions. Such "commissions" or "other fees" exclude those charged by brokers or dealers affiliated with T. Rowe Price, as referred to below. Such "tender and exchange offer solicitation fees" exclude those received by T. Rowe Price acting in the capacity of manager for any such offer. In this regard, the Sub-Advisory Agreement requires T. Rowe Price to use its best efforts to obtain tender and exchange solicitation offer fees for each Fund's benefit, and to advise VALIC of any other fees or similar payments that they (or any of their affiliates) may receive in connection with any Fund's portfolio transactions or of other arrangements that may benefit any of the Funds.

     The Investment Sub-Advisory Agreements may be continued with respect to any of the Funds if approved at least annually by the vote of the Series Company's Board of Directors who are not parties to the Investment Sub-Advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Series Company's Board of Directors or a majority of the relevant Fund's outstanding voting securities.

     The Investment Sub-Advisory Agreements will automatically terminate in the event of assignment or in the event of termination of the Investment Advisory Agreement between VALIC and the Series Company as it relates to the relevant Sub-Advised Fund. The Investment Sub-Advisory Agreements may be terminated at any time by VALIC, the relevant Sub-Adviser, the Series Company's Board of Directors, or by vote of a majority of the outstanding voting securities of the relevant Sub-Advised Fund, on not more than 60 days' nor less than 30 days' written notice in the case of the T. Rowe Price Sub-Advisory Agreement and on at least 60 days' notice in the case of the Wellington Management Sub-Advisory Agreement to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.

     The Investment Sub-Advisory Agreements provide that the Sub-Advisers shall not be liable to VALIC, the Series Company or to any shareholder of the Series Company for any act or omission in rendering services under the Investment Sub-Advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-Advisers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As investment adviser to the Series Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-Advisers in selecting brokers or dealers to handle transactions for the Growth Fund, and the Science & Technology Fund. The Sub-Advisers may employ affiliated brokers or, in the case of T. Rowe Price, indirectly related brokers for portfolio transactions under circumstances described in the Prospectus under the heading "Investment Management."

     Virtually all of the over-the-counter transactions by the Asset Allocation Fund, the Money Market Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund and the Growth & Income Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The MidCap Index Fund, the Stock Index Fund, the International Equities Fund, the Small Cap Index Fund, and the Social Awareness Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The Growth Fund and the Science & Technology Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Series Company normally enters into principal transactions directly with the issuer or the market-maker.

     When the Series Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Series Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Series Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.

     In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-Advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Series Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Series Company with brokerage and research services, described below.

     The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers. The Advisers receive a wide range of research services from broker-dealers, including:

information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data. The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.

     The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Series Company. The Advisers will not cause the Series Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

     The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Series Company's Board of Directors.

     Brokerage commissions paid by the Stock Index Fund on portfolio transactions for the fiscal years ended May 31, 1999, 1998, and 1997, totaled $123,942, $131,621, and $122,723, respectively. For the fiscal year ended May 31, 1999 the Stock Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

     Brokerage commissions paid by the MidCap Index Fund on portfolio transactions for the fiscal years ended May 31, 1999, 1998, and 1997, totaled $201,597, $125,995, and $80,089, respectively. For the fiscal year ended May 31, 1999, the MidCap Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

     Brokerage commissions paid by the Small Cap Index Fund on portfolio transactions for the fiscal year ended May 31, 1999, 1998 and 1997, totaled $42,873, $64,613, and $90,498, respectively. For the fiscal year ended May 31, 1999, the Small Cap Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

     Brokerage commissions paid by the International Equities Fund on portfolio transactions for the fiscal years ended May 31, 1999, 1998, and 1997 totaled $68,659, $130,204, and $153,793, respectively. For the fiscal year ended May 31, 1999, the International Equities Fund paid no brokerage commissions to brokers for research services provided to VALIC.


     Brokerage commissions paid by the Growth Fund on portfolio transactions for the fiscal years ended May 31, 1999, 1998 and 1997, totaled $1,251,907, $889,312, and $757,865, respectively. For the fiscal year ended May 31, 1999, the Growth Fund paid $156,153 in brokerage commissions, on transactions totaling $73,108,723, to brokers selected on the basis of the quality of the execution together with research services provided to the Advisers.



     Brokerage commissions paid by the Growth & Income Fund on portfolio transactions for the fiscal year ended May 31, 1999, 1998 and 1997, totaled $347,994, $276,322, and $159,571, respectively. For the fiscal year ended May 31, 1999, the Growth & Income Fund paid $102,911 in brokerage commissions, on transactions totaling $87,817,612, to brokers selected on the basis of the quality of the execution together with research services provided to the Advisers.


     Brokerage commissions paid by the Social Awareness Fund on portfolio transactions for the fiscal years ended May 31, 1999, 1998, and 1997, totaled $297,390, $518,012, and $221,028, respectively. For the fiscal year ended May 31, 1999 the Social Awareness Fund paid no brokerage commissions to brokers for research services provided to VALIC.

     Brokerage commissions paid by the Science & Technology Fund on portfolio transactions for the fiscal year ended May 31, 1999, 1998 and 1997, totalled $1,460,178, $1,031,246, and $1,143,004, respectively. For the fiscal year ended May 31, 1999, the Science & Technology Fund paid $160,072 in brokerage commissions, on transactions totalling $126,493,964, to brokers selected on the basis of the quality of the execution together with research services provided to the Advisers.

     Brokerage commissions paid by the Asset Allocation Fund on portfolio transactions for the fiscal years ended May 31, 1999, 1998 and 1997, totalled $26,092, $39,049, and $239,365, respectively. For the fiscal year ended May 31, 1998, the Asset Allocation Fund paid no brokerage commissions to brokers for research services provided to VALIC.

     No brokerage commissions were paid by the Capital Conservation Fund, Government Securities Fund, International Government Bond Fund and Money Market Fund for fiscal years ended May 31, 1999, 1998 and 1997.

     VALIC, T. Rowe Price, and Wellington Management have no affiliated broker-dealers through which they execute trades.

     Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Series Company's Board of Directors. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.

               OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES

     Pursuant to a distribution agreement, the Distributor acts without remuneration as the Series Company's agent in the distribution of Fund shares on a "best efforts" basis to the separate accounts. The Distributor address is the same as that of VALIC. The Distributor is an affiliate of VALIC, the Funds' adviser and has the same address.

     The distribution agreement between the Distributor and the Series Company provides that it shall continue in force from year to year, provided that such continuance is approved at least annually (a)(i) by the Board of Directors of the Series Company, or (ii) by vote of a majority of the Series Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Series Company's Directors who are not 'interested persons' (as defined in the 1940 Act) of the Series Company by votes cast in person at a meeting called for such purpose. The distribution agreement may be terminated at any time, without penalty, by a vote of the Board of Directors of the Series Company or by a vote of a majority of the outstanding voting securities of the Series Company, or by the Distributor, on sixty days' written notice to the other party. The distribution agreement also provides that it shall automatically terminate in the event of its assignment.

     Shares of the Funds are sold in a continuous offering. Pursuant to the distribution agreement, the Distributor pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Series Company (after typesetting and printing the copies required for regulatory filings by the Series Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses the Distributor for these expenses. Thus all such expenses incurred by the Distributor are passed directly on to VALIC, its parent. The Series Company pays all expenses related to the regis-tration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.

     As explained in the prospectus for the Contracts, payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, the Series Company redeems Fund shares within seven days of receipt of request therefor, but may postpone redemptions beyond seven days when: (1) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (2) an emergency exists making disposal or valuation of a Fund's assets not reasonably practicable; or (3) the Securities and Exchange Commission has so permitted by order for the protection of the Series Company's shareholders.

     The Series Company normally redeems Fund shares for cash. Although the Series Company, with respect to each Fund, may make full or partial payment by assigning to the separate accounts investing in the Series Company portfolio securities at their value used in determining the redemption price (i.e. by redemption-in-kind), the Series Company, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, the Series Company has committed itself to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of the Series Company's net asset value. The securities to be paid in-kind to the separate accounts will be selected in such manner as the Board of Directors deems fair and equitable. In such cases, the separate accounts would incur brokerage expenses should they wish to liquidate these portfolio securities.

     All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund's outstanding shares at such time.

                        DETERMINATION OF NET ASSET VALUE

     Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.

     Publicly-traded corporate bonds are valued at prices obtained from Merrill Lynch Pierce Fenner & Smith Inc.

     Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

     Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

     Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Series Company's Board of Directors, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

     Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

     Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

     Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

     All of the assets of the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Series Company's Board of Directors has established procedures reasonably designed, taking into account current market conditions and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                 CALCULATION OF YIELD FOR THE MONEY MARKET FUND

     The yield of the Money Market Fund is its net income expressed as a percentage of assets on an annualized basis for a seven day period. Rule 482 under the Securities Act of 1933 requires that a yield quotation set forth in an advertisement for a money market fund be computed by a standardized method based on an historical seven calendar day period. The current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and then dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7) to annualize the yield figure. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and any fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The Money Market Fund may also calculate its compound effective yield by compounding the unannualized base period return (calculated as described above) by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted by the Money Market Fund at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Money Market Fund's portfolio, their quality and length of maturity, and the Money Market Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. In other words, the portfolio has an average maturity for all of its issues, stated in numbers of days and weighted according to the relative value of each investment.

     The yield fluctuates daily as the income earned on the investments of the Money Market Fund fluctuates. Accordingly, neither the Series Company nor VALIC can assure the yield quoted on any given occasion will remain constant for any period of time. For example, the Money Market Fund's yield will change if it experiences a net inflow of new assets which it then invests in securities whose yield is higher or lower than that being currently earned on investments. Investments in the Money Market Fund are not insured and investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. In addition, other money market funds as well as banks and savings and loan associations may calculate their yields on a different basis and the yield quoted by the Money Market Fund from time-to-time could vary upwards or downwards if another method of calculation or base period were used.

                          ACCOUNTING AND TAX TREATMENT

CALLS AND PUTS

     When a Fund writes a call or put option, an amount equal to the premium received by it is included in that Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded. If a call option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and proceeds from such sale are increased by the premium originally received.

     The premium paid by a Fund for the purchase of a put option is included in the asset section of its Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded. If a put option which a Fund has purchased expires unexercised it realizes a capital loss equal to the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

FINANCIAL FUTURES CONTRACTS

     Accounting for financial futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made upon entering into financial futures contracts will be recognized as assets due from the FCM (the Fund's agent in acquiring the futures position). During the period the financial futures contract is open, changes in the value of the contract will be recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation (or maintenance) margin payments will be made or received, depending upon whether gains or losses are incurred. Financial futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes (that is, treated as having been sold at market value).

SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986

     Each Fund of the Series Company intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund must meet several requirements to obtain and maintain its status as a regulated investment company. Among these requirements are that: (i) at least 90% of a Fund's gross income be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; and (ii) at the close of each quarter of a Fund's taxable year (a) at least 50% of the value of the Fund's assets consist of cash, government securities, securities of other regulated investment companies and other securities (such other securities of any one issuer being not greater than 5% of the value of a Fund and the Fund holding not more than 10% of the outstanding voting securities of any such issuer) and (b) not more than 25% of the value of a Fund's assets be invested in the securities of any one issuer (other than United States government securities or securities of other regulated investment companies). Each Fund of the Series Company is treated as a separate entity for federal income tax purposes.

     The Internal Revenue Service ("Service") has ruled publicly that an exchange-traded call option is a security for purposes of the 50% of assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. It has ruled privately (at the request of a taxpayer other than the Series Company) that income from closing financial futures contracts is considered gain from a disposition of securities for purposes of the 90% of gross income test. However, since taxpayers other than the taxpayer requesting a particular private ruling are not entitled to rely on such ruling, the Series Company intends to keep its Funds' activity in futures contracts and options at a low enough volume such that gains from closing futures contracts will not exceed 10% of a Fund's gross income until the Service rules publicly on the issues or the Series Company is otherwise satisfied that those gains are qualifying income.

     If a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge of 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated in order to qualify as a regulated investment company in a subsequent year.

SECTION 817(h) OF THE CODE

     Each of the Funds intends to comply with Section 817(h) of the Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract Owner to the extent of appreciation on investment under the Contract.

     The Section 817(h) diversification requirements do not apply to pension plan contracts. "Pension plan contracts" for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Accounts, Individual Retirement Annuities and annuities issued with respect to Section 457 plans.

     The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner's control of the investments of the separate accounts investing in the Series Company may cause the Contract Owner to be taxable with respect to assets allocated to the separate account, before distributions are actually received under the Contract.

     In order to comply with the requirements of Section 817(h) and the regulations thereunder, the Series Company may find it necessary to take action to ensure that a Contract funded by the Series Company continues to qualify as such under federal tax laws. The Series Company, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund, and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the SEC, to the extent legally required.

     It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by the Series Company should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

     Annual Reports containing audited financial statements of the Series Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS

     The Series Company has an authorized capitalization of 13 billion shares of common stock, $0.01 par value per share, 13 billion of which are authorized to be issued in thirteen classes comprising 1 billion shares each. Each of the thirteen classes of stock corresponds to one of the Funds and represents an ownership interest in that Fund. See "Voting and Other Rights" in the Prospectus for a full discussion of the manner in which shares of the Fund are voted.

     Each outstanding share has one vote on all matters that shareholders vote on. Participants vote on these matters indirectly by voting their units. The way participants vote their units depends on their contract. See the contract prospectus for specific details. When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.

     Maryland law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above; (c) to fill vacancies on the Series Company's Board of Directors if the shareholders have elected less than a majority of the Directors.

     Shareholders may call a meeting to remove a Director from the Board if at least 10% of the outstanding shares vote to have this meeting. Then, at the meeting, at least 2/3 of all the outstanding shares of all the Funds must vote in favor of removing the Director.

     The Series Company will assist in shareholder communications.

     VALIC's ownership of more than 25% of the outstanding shares may result in VALIC's being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders and contract owners.

     As of May 31, 1999, VALIC Separate Account A owned of record the following percentage of the outstanding shares of each Fund: 96.70% of the Stock Index Fund, 99.91% of the MidCap Index Fund, 100% of the Small Cap Index Fund, 99.87% of the International Equities Fund, 97.84% of the Growth Fund, 100% of the Growth & Income Fund, 100% of the Capital Conservation Fund, 100% of the Government Securities Fund, 100% of the International Government Bond Fund, 99.99% of the Social Awareness Fund, 100% of the Science & Technology Fund, 97.22% of the Money Market Fund, and 99.96% of the Asset Allocation Fund.

     As of May 31, 1999, the other shareholders of the Funds included separate accounts sponsored by VALIC and its affiliates, American General Corporation Thrift Plan and VALIC Agents' and Managers' Thrift Plan. None of these other shareholders owned of record more than 5% of any Fund's outstanding shares.

CUSTODY OF ASSETS

     Pursuant to a Custodian Contract with the Series Company, State Street, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Series Company as custodian.

     State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Series Company, and performing other administrative duties, all as directed by persons authorized by the Series Company. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Series Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of State Street and may be entered into the book entry systems of securities depositories approved by the Board of Directors. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of State Street and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Directors, in accordance with regulations under the 1940 Act.

     State Street holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

     This arrangement regarding margin deposits essentially consists of State Street creating a separate segregated account into which it transfers (upon the Series Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Series Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Series Company and the FCMs or brokers. The Series Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of State Street until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets would not otherwise be pledged or encumbered by the FCM or broker, (3) that when requested by the Series Company the FCM or broker will cause State Street to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Series Company's obligations to the FCM or broker under the terms of such agreement.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with State Street, as appropriate.

INDEX FUNDS

     The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any product or person into consideration in determining, comprising or calculating the Index(es).

     Frank Russell Company's publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT MEANS OR LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

     The Stock Index Fund and the MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the Series Company or its participants regarding the advisability of investing in securities generally or in the Stock Index Fund or MidCap Index Fund particularly or the ability of the S&P Index or the S&P MidCap 400 Index Fund to track general stock market performance. S&P has no obligation to take the need of the Series Company or the Series Company's participants into consideration in determining, composing or calculating the S&P 500 Index or S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Stock Index Fund or MidCap Index Fund or the timing of the issuance or sale of such Funds or in the determination or calculation of the equation by which such Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SERIES COMPANY FROM THE USE OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DESCRIPTION OF CORPORATE BOND RATINGS

     Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     Standard & Poor's Corporation classifications are as follows:

     AAA -- This is the highest rating assigned by Standard & Poor's to a financial obligation and indicates an extremely strong capacity to meet its financial commitment.

     AA -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is strong.

     A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- Obligations rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB-B-CCC-CC -- Obligations rated "BB", "B", "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" a higher degree of speculation. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposures to adverse conditions.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     A and Prime Commercial Paper Ratings.

     Commercial paper rated A by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although, in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S&P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3 are designated Higher Quality and High Quality, respectively.

INDEPENDENT AUDITORS

     Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent auditors of the Series Company.

TRANSFER AGENT

     VALIC serves as the Series Company's transfer agent, shareholder service agent and dividend disbursing agent. VALIC performs these service at cost.

                        MANAGEMENT OF THE SERIES COMPANY

     The Board of Directors manages the business activities of the Series Company in accordance with Maryland law. The Board elects officers who are responsible for the day-to-day operations of the Series Company and who execute policies formulated by the Board. The names and ages of the Directors and officers of the Series Company, their addresses, present positions and principal occupations during the past five years are set forth below.

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
         NAME AND ADDRESS                   WITH REGISTRANT                   DURING PAST 5 YEARS
         ----------------                   ---------------                   -------------------
Thomas L. West, Jr.*..............  Chairman of the Board since      Chairman of the Board, VALIC and
2929 Allen Parkway                    1998, Director since 1994,     American General Annuity Insurance
Houston, Texas 77019                  President (1997- 1998) and     Company ("AGAIC") (1999-Present) and
Date of Birth: 06/07/37               Executive Vice President       Vice Chairman and Group Executive,
                                      (1994-1997)                    Retirement Services, American General
                                                                     Corporation ("American General")
                                                                     (1998-Present). Formerly, Chairman
                                                                     and Chief Executive Officer of VALIC
                                                                     (1998-1999); President of VALIC
                                                                     (1994-1998).(1)
Kent E. Barrett...................  Executive Vice President and     Executive Vice President and Chief
2929 Allen Parkway                    Director since 1999            Financial Officer, VALIC and AGAIC
Houston, Texas 77019                                                 (1999- Present), Executive Vice
Date of Birth: 09/20/56                                              President and Chief Financial
                                                                     Officer, American General Life &
                                                                     Accident Insurance Company ("AGLA")
                                                                     (1998-1999), Senior Vice
                                                                     President -- Finance and Treasurer,
                                                                     AGLA (1997-1998), Senior Vice
                                                                     President-Controller and Treasurer,
                                                                     AGLA (1994-1997).(1)
Dr. Judith L. Craven..............  Director since 1998              Retired Administrator. Formerly,
3212 Ewing Street                                                    President, United Way of Texas Gulf
Houston, Texas 77004                                                 Coast (1992- 1998). Director, Houston
Date of Birth: 10/06/45                                              Branch, Federal Reserve Bank of
                                                                     Dallas (1992-Present), Compaq
                                                                     Computer Corporation (1998-Pre-
                                                                     sent), Luby's Inc. (1998-Present),
                                                                     A.H. Belo Corporation (journalism, TV
                                                                     and radio), (1993-Present), and Sysco
                                                                     Corporation, (marketing and
                                                                     distribution of food),
                                                                     (1996-Present). Formerly, Director,
                                                                     Sisters of Charity of Incarnate Word
                                                                     (1996-1999).(1)(4)
Dr. Timothy J. Ebner..............  Director since 1998              Professor and Head, Department of
17994 NW Union Blvd.                                                 Neuroscience and Visscher Chair of
Elk River, Minnesota 55330                                           Physiology (1998-Present), Professor,
Date of Birth: 07/15/49                                              Departments of Neurosurgery and
                                                                     Physiology, Director, Graduate
                                                                     Program in Neuroscience, University
                                                                     of Minnesota (1991-1999). Formerly,
                                                                     Consultant to EMPI Inc.,
                                                                     (manufacturing of medical products)
                                                                     (1994-1995) and Medtronic Inc.
                                                                     (manufacturer of medical products)
                                                                     (1997-1998).(1)(4)
Judge Gustavo E. Gonzales, Jr.....  Director since 1998              Municipal Court Judge, Dallas, Texas
3731 Gilbert Ave. A                                                  (1995-Present); Director, Downtown
Dallas, Texas 75219                                                  Dallas YMCA Board (1996-Present);
Date of Birth: 07/27/40                                              Director, Dallas Easter Seals Society
                                                                     (1997-Present). Formerly, private
                                                                     attorney (litigation)
                                                                     (1980-1995).(1)(4)

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
         NAME AND ADDRESS                   WITH REGISTRANT                   DURING PAST 5 YEARS
         ----------------                   ---------------                   -------------------
Dr. Norman Hackerman..............  Director since 1984              Chairman -- Scientific Advisory Board
2001 Pecos Street                                                    for The Robert A. Welch Foundation
Austin, Texas 78703                                                  (1983- Present), Director,
Date of Birth: 03/02/12                                              Electrosource, Inc., (develops,
                                                                     manufactures and markets energy
                                                                     storage products), President
                                                                     Emeritus, Rice University, Houston,
                                                                     Texas. Formerly, President, Rice
                                                                     University, Houston, Texas
                                                                     (1970-1985), Professor Emeritus,
                                                                     University of Texas, Austin, Texas
                                                                     (1970-1985).(1)(2)(3)(4)
Alice T. Kane.....................  President and Director since     Executive Vice President, American
One Maiden Lane                       1999                           General Investment Management, L.P.
New York, New York                                                   (1998- Present). Formerly, Executive
Date of Birth: 01/16/48                                              Vice President, New York Life
                                                                     Insurance Company (1994-1998).
                                                                     President of other investment
                                                                     companies advised by VALIC.(1)
Dr. John Wm. Lancaster............  Director since 1984              Pastor Emeritus and Director of
4624 Braeburn                                                        Planned Giving, First Presbyterian
Bellaire, Texas 77401                                                Church, Houston, Texas
Date of Birth: 12/15/23                                              (1996-Present). Formerly, Pastor,
                                                                     First Presbyterian Church, Houston,
                                                                     Texas (1961-1990).(1)(4)
Ben H. Love.......................  Director since 1991              Retired. Formerly, Director,
4407 Eaton Circle                                                    Mid-American (waste products)
Colleyville, Texas 76034                                             (1993-1997) and Chief Executive, Boy
Date of Birth: 09/26/30                                              Scouts of America. (1985-
                                                                     1993).(1)(4)

Dr. John E. Maupin, Jr............  Director since 1998              President, Meharry Medical College,
Meharry Medical College                                              Nashville, Tennessee (1994-Present),
1005 D.B. Todd Blvd.                                                 Nashville Advisory Board Member,
Nashville, Tennessee 37208                                           First American National Bank
Date of Birth: 10/28/46                                              (1996-Present), Director, Monarch
                                                                     Dental Corporation (1997-Present),
                                                                     LifePoint Hospitals, Inc. (1998-Pre-
                                                                     sent). Formerly, Executive Vice
                                                                     President, Morehouse School of
                                                                     Medicine, Atlanta, Georgia
                                                                     (1989-1994).(1)(4)

Dr. F. Robert Paulsen.............  Director since 1985              Dean and Professor Emeritus,
2801 N. Indian Ruins                                                 University of Arizona, Tucson,
Tucson, Arizona 85715                                                Arizona. Formerly, Dean and
Date of Birth: 07/05/22                                              Professor, University of Connecticut,
                                                                     Storrs, Connecticut and Carnegie
                                                                     Fellow, University of Michigan, Ann
                                                                     Arbor, Michigan.(1)(2)(3)(4)

Dr. R. Miller Upton...............  Director since 1984              Consultant. President Emeritus,
914 Tarrant Dr.                                                      Beloit College, Beloit, Wisconsin.
Route 3 Box 85A                                                      Formerly, Director, Home Life
Fontana, Wisconsin 53125                                             Insurance Company of New York
Date of Birth: 12/27/16                                              (1961-1991) and Director, Household
                                                                     International, Inc. (1965-
                                                                     1989).(1)(2)(3)(4)

------------

 * Interested persons of the Series Company as defined in the 1940 Act specifically because of their capacity as officers, directors or consultants of the Series Company, VALIC or American General Corporation.

(1) A Director or Trustee of American General Series Portfolio Company ("AGSPC"), American General Series Portfolio Company 2 ("AGSPC 2") and American General Series Portfolio Company 3 ("AGSPC 3"), each an open-end investment company for which VALIC serves as the investment adviser.

(2) Retired Managing General Partner of Van Kampen American Capital Exchange
    Fund.

(3) Retired Trustee of Van Kampen American Capital Bond Fund, Inc., Van Kampen American Capital Income Trust, Van Kampen American Capital Convertible Securities Fund, Inc. and the Common Sense Trust.

(4) Directors who are not interested persons of the Series Company receive an annual retainer of $18,000. In addition, such Directors are paid per board meeting, committee meeting, telephone meeting and committee chair, a fee of $1,500, $250, $250 and $250, respectively, plus expenses incurred, if any.

     Listed below are the Series Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019. Each officer serves until his or her successor is elected and shall qualify.

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
               NAME                         WITH REGISTRANT                   DURING PAST 5 YEARS
               ----                         ---------------                   -------------------
John E. Arant.....................  Executive Vice President since   Executive Vice President-VALIC Sales
Date of Birth: 09/07/44               1998                           (1998 to Present) and Senior Vice
                                                                     President (1998), VALIC and AGAIC.
                                                                     Chairman and President, the
                                                                     Distributor (1998 to Present).
Joe C. Osborne....................  Executive Vice President since   Executive Vice President of Marketing
Date of Birth: 09/17/48               1998 and Director (1992-1998)  and Director, VALIC and AGAIC.
                                                                     Executive Vice President, the
                                                                     Distributor.
Peter V. Tuters...................  Senior Investment Officer since  Vice President and Investment Officer
Date of Birth: 04/18/52               1998 and Director since 1993   (1998 to Present), Vice President and
                                                                     Chief Investment Officer (1993-1998),
                                                                     VALIC and AGAIC; Former Director,
                                                                     VALIC. Senior Vice President and
                                                                     Chief Investment Officer, American
                                                                     General Corporation (1993-1998).
Teresa S. Moro....................  Vice President and Investment    Trader -- VALIC. Formerly, Money Mar-
Date of Birth: 08/14/60               Officer since 1991             ket Trader, VALIC (1986-1990).
Leon A. Olver.....................  Vice President and Investment    Portfolio Manager, VALIC (1995 to
Date of Birth: 06/27/51               Officer since 1995             Present). Formerly Vice President and
                                                                     Treasurer, First Heights Bank
                                                                     (1994-1995); Vice President and
                                                                     Assistant Treasurer, First Heights
                                                                     Bank (1991-1994).
William Trimbur, Jr...............  Vice President and Investment    Portfolio Manager, VALIC. Formerly,
Date of Birth: 06/15/51               Officer since 1987             Second Vice President, VALIC
                                                                     (1985-1990); Controller, VALIC
                                                                     (1985-1986); Assistant Controller,
                                                                     VALIC (1982-1985) and Assistant
                                                                     Treasurer, VALIC (1982-1986).
Maruti D. More....................  Vice President -- Investments    Vice President, Investments, VALIC
Date of Birth: 02/02/44               since 1998                     (1998 to Present). Portfolio Manager,
                                                                     American General Corporation (1996 to
                                                                     1998). Formerly, Managing Director,
                                                                     Marketable Securities, Paul Revere
                                                                     Investment Management Corporation
                                                                     (1993 to 1995); Senior Portfolio
                                                                     Manager, Dewey Square Investors;
                                                                     Investment Vice President, New York
                                                                     Life Insurance Company.
Brent C. Nelson...................  Vice President since 1987        Senior Vice President and Controller,
Date of Birth: 07/24/51                                              VALIC and AGAIC. Formerly, Vice
                                                                     President and Controller, VALIC
                                                                     (1990-1994); Controller, VALIC
                                                                     (1987-1990); Second Vice President
                                                                     and Controller, VALIC (1986-1987);
                                                                     Second Vice President -- Fund
                                                                     Operations, VALIC (1985-1986).

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
               NAME                         WITH REGISTRANT                   DURING PAST 5 YEARS
               ----                         ---------------                   -------------------
Cynthia A. Toles..................  Vice President since 1998 and    Senior Vice President, General
Date of Birth: 03/28/51               Secretary since 1986           Counsel and Secretary, VALIC (1998 to
                                                                     Present) and AGAIC (1998 to Present).
                                                                     Director and Secretary, the
                                                                     Distributor. Formerly, Senior
                                                                     Associate General Counsel &
                                                                     Secretary, VALIC (1990-1998); Vice
                                                                     President, Asso-ciate General Counsel
                                                                     & Secretary, VALIC (1988-1989);
                                                                     Second Vice President, Associate
                                                                     General Counsel and Assistant Secre-
                                                                     tary, VALIC (1986-1988); Assistant
                                                                     Vice President, Assistant General
                                                                     Counsel and Assistant Secretary,
                                                                     VALIC (1983-1986).
Gregory R. Seward.................  Treasurer since 1991             Vice President -- Variable Product
Date of Birth: 06/27/56                                              Accounting (1998 to Present) and
                                                                     Assistant Controller (1991 to 1998),
                                                                     VALIC and AGAIC (1998 to Present).
Kathryn A. Pearce.................  Controller since 1996            Associate Director of Fund
Date of Birth: 02/05/47                                              Accounting, VALIC (1996 to Present).
                                                                     Formerly, Supervisor -- Mutual Fund
                                                                     Accounting, Van Kampen American
                                                                     Capital, Inc. (1977-1996).
Pauletta P. Cohn..................  Vice President since 1999        Associate General Counsel, American
Date of Birth: 06/06/48                                              General Life Companies
                                                                     (1998-Present), Senior Attorney,
                                                                     American General (1993-1998).
Nori L. Gabert....................  Vice President since 1998 and    Associate General Counsel, VALIC
Date of Birth: 08/15/53               Assistant Secretary since      (1997 to Present). Formerly, Of
                                      1997                           Counsel, Winstead Sechrest & Minick
                                                                     P.C. (1997); Vice President and
                                                                     Associate General Counsel of Van
                                                                     Kampen American Capital, Inc.
                                                                     (1981-1996).
Cynthia A. Gibbons................  Assistant Vice President since   Senior Compliance Analyst, VALIC
Date of Birth: 12/06/67               1998                           (1996 to Present).
Jaime M. Sepulveda................  Assistant Treasurer since 1998   Director -- Variable Product
Date of Birth: 01/09/52                                              Accounting and Financial Reporting,
                                                                     VALIC (1998 to Present). Formerly,
                                                                     Accounting Manager, Metro Networks,
                                                                     Inc. (1997-1998); Controller and
                                                                     Investment Officer, Port of Houston
                                                                     Authority (1994-1997).
Donna L. Hathaway.................  Assistant Controller since 1998  Manager -- Variable Product
Date of Birth: 09/17/64                                              Accounting, VALIC. Formerly, Gas
                                                                     Revenue Accountant, Texaco Inc.;
                                                                     Accounting Manager, Hewitt
                                                                     Associates, LLC; Revenue Accounting
                                                                     Manager, Trans Texas Gas.
Heriberto Valdez..................  Assistant Treasurer since 1999   Associate Director -- Mutual Fund Ac-
Date of Birth: 04/25/57                                              counting (1999-Present), Manager,
                                                                     Mutual Fund Accounting (1998-1999),
                                                                     Manager -- Variable Product
                                                                     Accounting (1997-1998), Staff
                                                                     Accountant -- Variable Product Divi-
                                                                     sion (1989-1997), VALIC.

     The officers conduct and supervise the daily business operations of the Series Company, while the directors, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.

     The Series Company has an Audit Committee. The Series Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Paulsen, Upton, and Love. The Audit Committee recommends to the Board the selection of independent auditors for the Series Company and reviews with such indepen-dent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Series Company's financial statements or books of account. The Series Company does not have a standing nominating or compensation committee.

     The nine directors of the Series Company who are not affiliated with VALIC are each paid annual directors' fees and are reimbursed for certain out-of-pocket expenses by the Series Company.

     The directors and officers of the Series Company and members of their families as a group, beneficially owned less than 1% of the common stock of each Fund outstanding as of May 31, 1999.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

     The following table sets forth information regarding compensation and benefits earned by the Directors for the fiscal year ending May 31, 1999.

                               COMPENSATION TABLE
                        FISCAL YEAR ENDING MAY 31, 1999

                                                           PENSION OR
                                                           RETIREMENT                        TOTAL
                                                            BENEFITS      ESTIMATED      COMPENSATION
                                          AGGREGATE        ACCRUED AS       ANNUAL           FROM
                                         COMPENSATION       PART OF        BENEFITS          FUND
                                             FROM        SERIES COMPANY      UPON         COMPLEX(3)
      NAME OF PERSON, POSITION*         SERIES COMPANY    EXPENSES(1)     RETIREMENT   PAID TO DIRECTORS
      -------------------------         --------------   --------------   ----------   -----------------
Thomas L. West, Jr.**.................     $     0          $     0          $ 0            $     0
Joe C. Osborne**......................     $     0          $     0          $ 0            $     0
Peter V. Tuters**.....................     $     0          $     0          $ 0            $     0
Craig R. Rodby**......................     $     0          $     0          $ 0            $     0
Dr. Judith Craven.....................     $12,250          $     0             (2)         $24,225
Dr. Timothy Ebner.....................     $12,250          $     0             (2)         $24,225
Judge Gustavo Gonzales................     $12,500          $     0             (2)         $24,475
John A. Graf**........................     $     0          $     0          $ 0            $     0
Dr. Norman Hackerman..................     $21,250          $24,500             (2)         $40,932
Dr. John Wm. Lancaster................     $21,500          $25,000             (2)         $41,932
Ben L. Love...........................     $21,250          $19,110             (2)         $41,682
Dr. John Maupin.......................     $12,500          $     0             (2)         $24,475
Dr. F. Robert Paulsen.................     $21,500          $24,500             (2)         $41,932
Dr. R. Miller Upton...................     $21,500          $24,500             (2)         $41,932

---------------

  * Messrs. Osborne and Tuters were Directors until November 10, 1998. On that same date Dr. Judith L. Craven, Dr. Timothy J. Ebner, Judge Gustavo E. Gonzales, Jr., John A. Graf**, Dr. John Maupin and Craig R. Rodby** were first elected Directors of the Series Company. Mr. Rodby resigned as a Director April, 19, 1999. Alice T. Kane and Kent E. Barrett were first appointed Directors July 27, 1999.

 ** "Interested person," as defined in the 1940 Act, specifically because of their capacity as officers, trustees or consultants of the Series Company, VALIC or American General Corporation.

(1) The total present value of accumulated benefits as of May 31, 1999, under expense assumptions to be used for the fiscal year ending May 31, 2000 for Messrs. Hackerman, Lancaster, Love, Paulsen, and Upton is $849,034.

(2) All current directors would earn ten or more years of service as of their normal retirement date. Complete years of service earned as of May 31, 1999, are as follows: Messrs. Hackerman, Lancaster, Paulsen, and Upton -- 10 or greater; Mr. Love -- approximately 8 years; Messrs. Ebner and Gonzales and Ms. Craven -- approximately 1 year.

            PENSION TABLE -- ESTIMATED BENEFITS AT NORMAL RETIREMENT

   SERVICE      UNDER 5                                                     10 OR MORE
AT RETIREMENT    YEARS    5 YEARS   6 YEARS   7 YEARS   8 YEARS   9 YEARS     YEARS
-------------   -------   -------   -------   -------   -------   -------   ----------
COMPENSATION
AT RETIREMENT
$20,000....     $     0   $10,000   $12,000   $14,000   $16,000   $18,000    $20,000
$30,000....     $     0   $15,000   $18,000   $21,000   $24,000   $27,000    $30,000
$40,000....     $     0   $20,000   $24,000   $28,000   $32,000   $36,000    $40,000
$50,000....     $     0   $25,000   $30,000   $35,000   $40,000   $45,000    $50,000
$60,000....     $     0   $30,000   $36,000   $42,000   $48,000   $54,000    $60,000

---------------

(3) Includes all investment companies managed by VALIC.

                              FINANCIAL STATEMENTS

The financial statements of the Series Company are included herein.

                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                           ANNUAL REPORT MAY 31, 1999


TABLE OF CONTENTS

Chairman's Letter .........................................................    1

Stock Index Fund ..........................................................    3

MidCap Index Fund .........................................................   11

Small Cap Index Fund ......................................................   18

International Equities Fund ...............................................   34

Growth Fund ...............................................................   40

Growth & Income Fund ......................................................   43

Science & Technology Fund .................................................   47

Social Awareness Fund .....................................................   50

Asset Allocation Fund .....................................................   57

Capital Conservation Fund .................................................   67

Government Securities Fund ................................................   70

International Government Bond Fund ........................................   72

Money Market Fund .........................................................   76

Notes to Financial Statements .............................................   79

Financial Highlights ......................................................   82

Report of Independent Auditors ............................................   88

                            AGSPC CHAIRMAN'S LETTER                            1

Dear Valued Customer,

In today's environment of rapidly changing markets, the commitment to your financial security remains American General Series Portfolio Company's highest priority. This dedication is reflected in the performance of our funds, and it is my pleasure to introduce AGSPC's May 31, 1999 Annual Report for your review. In this report, you will find financial and performance information for AGSPC's thirteen funds for the fiscal year ended May 31, 1999.

Through your variable annuity contract, you are permitted to invest in one or more of the funds described in this report.

MARKET CONDITIONS

Equity markets, small-cap company securities being the only exception, have again provided positive returns for the year ended May 31, 1999. The Standard & Poor's 500 Index (S&P 500(R)) provided a total return of 21.04% for the 12 months. The Standard & Poor's MidCap 400 Index (MidCap 400(R)) provided positive returns of 11.91%, while the Russell 2000(R) small-cap companies posted a negative 2.69% return over the past year. Again, companies with large capitalization proved to be the best performers.

Reacting to the deflationary impact of global devaluation and the Asian depression, the United States economy stumbled last summer. By the end of the 1998 calender year, the US had managed to rebound, illustrating that the fundamentals of the US economy do remain strong. US productivity continued to increase supporting the prior years fast pace. The lowest sustained inflation and unemployment rate in nearly thirty years added to the confidence of US consumers.

As our fiscal year drew to a close, the US equity markets continued to demonstrate remarkable resilience. Instead of focusing on events like the Federal Reserve increase in short-term interest rates, chaotic conditions in Kosovo, rising commodity prices and falling bond prices, investors paid attention to the continuing strength of the US economy and the emerging signs of better global economic growth.

As our fiscal year drew to a close, many small-cap stocks began to reverse their decline to actually out perform larger-cap stocks over the short-term. Cyclicals did better than non-cyclicals. Value outperformed growth. Strong sectors included basic materials, communications equipment, machinery, computers and office equipment, energy, and telephones. Weak groups were led by household products, drugs and health services, media, and automotive.

FUND RETURNS

INDEXED FUNDS

The AGSPC index funds mirrored their respective indices. The large capitalization Stock Index Fund followed behind the S&P 500 Index(R) by a 0.19% difference for the year, returning 20.85%, adjusted for distributions. The MidCap Index Fund matched the MidCap 400(R)each returning 11.91%, adjusted for distributions. The Small Cap Index Fund performed better than the Russell 2000 Index, declining only 2.45%, adjusted for distributions, while the index was down 2.69%, adjusted for distributions. The International Equities Fund also performed better than the EAFE Index returning 4.43%, adjusted for distributions, to the index's 4.36%, adjusted for distributions.

MANAGED FUNDS

The Growth Fund earned 14.20%, adjusted for distributions, trailing the performance of the S&P 500 Index(R) which produced a 21.04% return, adjusted for distributions. The fund concentrates on stocks with above average growth potential in the service industry sector. The Science and Technology Fund invests in the often volatile electronic and health care industries. Its narrow sector focus resulted in a wide variance when compared the the broad-based, unmanaged S&P 500 Index(R). For the year, the fund returned 48.34%, adjusted for distributions, while the index returned 21.04%, adjusted for distributions.

The Social Awareness Fund nearly matched the S&P 500 Index(R) while maintaining its socially conscious screening process. Adjusted for distribution, the fund posted positive returns of 20.05%, trailing the index, adjusted for distributions, by less than 1%. The Growth and Income Fund's portfolio reflected a concentration in large-cap growth stocks and value stocks producing positive returns of 16.92%, adjusted for distributions, the fund under performed the S&P 500 Index(R) adjusted for distributions, by 4.12%.

The Asset Allocation Fund trailed its benchmark, a combination of the S&P 500 Index(R), the Merrill Lynch Corporate and Government Master Index and the NYC 30 Day CD Rate. The fund produced positive returns of 12.23%, adjusted for distributions, a difference of 1.60% behind the benchmark, adjusted for distributions.

BOND FUNDS

Bond markets all reported positive results for the past 12 months though at generally lower levels than the equity markets. The Capital Conservation Fund inched ahead of the Merrill Lynch Corporate Master benchmark by 0.04% resulting in a gain, adjusted for distributions, for the year of 3.25%. The Government Bond Fund nearly matched the performance of the Lehman Brothers US Treasury benchmark, both adjusted for distributions, with positive returns of 3.58%, trailing the benchmark by only 0.72%.

The International Government Bond Fund benefited from the withdrawal by foreign investors from the non-US equity markets. The fund doubled last years performance by ending this year up 6.40%, adjusted for distributions, staying in line with the Salomon Non-US Government Bond benchmark which produced returns of 6.93%, adjusted for distributions.

FUTURE OUTLOOK

Not forgetting the markets' extreme volatility witnessed during the first half of the fiscal year, the US market has been thriving during this more recent period of calm. The combination of strong economic growth, rising incomes, improving productivity, expanding liquidity and nearly dormant inflationary pressures has created a unique market environment. While members of the Federal Reserve Board have openly begun questioning conventional theories about the relationship between growth and inflation, the concern has shifted enough that the Federal Reserve raised the fed funds rate 25 basis points on June 30.

Non-US market conditions by contrast, are slowing rebounding from devaluation. More aggressive policies are being adopted to achieve more modest results with the hope of decreasing the potential of another global downturn. With the stabilization of the new European currency, the Euro, we begin to see cross-border investing as the currency risk diminishes. Overall, these factors should have a positive impact on the investment environment.

Thank you for your continued confidence in the VALIC investment management.


                                       Sincerely,

                                       THOMAS L. WEST, JR.
                                       Thomas L. West, Jr., Chairman
                                       American General Series Portfolio Company


                                                    <BAR GRAPH>

2                       AGSPC CHAIRMAN'S LETTER CONTINUED

FUND RETURNS AND TRACKING DIFFERENCES For the period ended May 31, 1999

                                                                                             (3)            (4)
                                                                                             FUND          TOTAL
                                                                                          PERFORMANCE      INDEX
                                                                                            BEFORE         RETURN
                                                                (1)           (2)         SUBTRACTING     INCLUDING      TRACKING
                                                                FUND          FUND         EXPENSES       REINVESTED     DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX                              RETURN(A)      EXPENSES      (1) + (2)      DIVIDENDS      (1) - (4)
                                                             ----------     ----------    -----------     ----------     ---------
INDEXED FUNDS:
Stock Index Fund/S&P 500 .................................        20.85%          0.32%         21.17%         21.04%        (0.19)
MidCap Index Fund/
 Standard & Poor's MidCap 400 ............................        11.91           0.38          12.29          11.91          0.00
Small Cap Index Fund/Russell 2000 ........................        (2.45)          0.41          (2.04)         (2.69)         0.24
International Equities Fund/EAFE .........................         4.43           0.43           4.86           4.36          0.07
MANAGED FUNDS:
Growth Fund/S&P 500 ......................................        14.20           0.86          15.06          21.04         (6.84)
Growth & Income Fund/S&P 500 .............................        16.92           0.82          17.74          21.04         (4.12)
Science & Technology Fund/S&P 500 ........................        48.34           0.96          49.30          21.04         27.30
Social Awareness Fund/S&P 500 ............................        20.05           0.57          20.62          21.04         (0.99)
Asset Allocation Fund/Benchmark(b) .......................        12.23           0.57          12.80          13.83         (1.60)
Capital Conservation Fund/
 Merrill Lynch Corporate Master ..........................         3.25           0.60           3.85           3.21          0.04
Government Securities Fund/
 Lehman Brothers U.S. Treasury ...........................         3.58           0.59           4.17           4.30         (0.72)
International Goverment Bond Fund/
 Salomon Non-U.S. Goverment Bond .........................         6.40           0.57           6.97           6.93         (0.53)
Money Market Fund/30 Day Certificate of Deposit
 Primary Offering Rate by New York City Banks
    (NYC 30 Day CD Rate) .................................         4.84           0.57           5.41           4.46           .38

(a) Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.

(b) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                                                                            DISTRIBUTIONS FROM NET
                                                                                                            INVESTMENT INCOME AND
                                                                                                            NET REALIZED GAINS ON
                                                                  NET ASSET VALUES (PER SHARE)              SECURITIES (PER SHARE)
                                                            ------------------------------------------   ---------------------------
                                                               MAY 31,     NOVEMBER 30,      MAY 31,      6/1/98 TO      12/1/98 TO
FUND                                                            1998           1998           1999         11/30/98       5/31/99
                                                            ------------   ------------   ------------   ------------   ------------
Stock Index (emulate S&P 500) ...........................   $      33.38   $      35.73   $      39.73   $       0.20   $       0.36
MidCap Index (emulate MidCap 400) .......................          25.27          24.79          25.64           0.11           2.29
Small Cap Index (emulate Russell 2000) ..................          17.94          15.67          15.84           0.10           1.45
International Equities
 (long term foreign growth stocks) ......................          11.95          11.84          11.32           0.13           1.02
Growth Fund (long term growth of capital) ...............          22.08          21.35          24.12           0.00           1.01
Growth & Income Fund (long term
 growth of capital and current income) ..................          19.91          19.28          21.53           0.04           1.57
Science & Technology Fund (long term
 growth of capital) .....................................          22.07          24.22          29.95           0.00           2.38
Social Awareness (social criteria growth stocks) ........          22.16          23.60          24.11           0.11           2.23
Asset Allocation (asset allocation) .....................          14.02          14.51          14.43           0.20           1.05
Capital Conservation (quality corporate bonds) ..........           9.68           9.64           9.39           0.30           0.30
Government Securities (intermediate and
 long term government bonds) ............................          10.09          10.36           9.90           0.28           0.27
International Government Bond (high quality
 foreign government debt securities) ....................          11.42          12.50          11.62           0.18           0.37
Money Market (money market instruments) .................           1.00           1.00           1.00           0.03           0.02

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

MAY 31, 1999          STOCK INDEX FUND - STATEMENT OF NET ASSETS               3

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
                             COMMON STOCK - 98.46%

            ADVERTISING - 0.18%
   44,750   Interpublic Group Companies, Inc.                      $   3,389,812
   71,700   Omnicom Group, Inc.                                        5,019,000
                                                                   -------------
                                                                       8,408,812
                                                                   -------------
            AEROSPACE/DEFENSE - 1.26%
  417,108   Boeing Co.                                                17,622,812
   29,000   EG & G, Inc.                                                 860,938
   61,260   General Dynamics Corp.                                     4,027,845
   15,800   Goodrich (B.F.) Co.                                          639,900
  179,952   Lockheed Martin Corp.                                      7,276,809
   30,800   Northrop Grumman Corp.                                     2,079,000
  155,500   Raytheon Co., Class B                                     10,583,719
   54,000   TRW, Inc.                                                  2,703,375
  202,600   United Technologies Corp.                                 12,573,863
                                                                   -------------
                                                                      58,368,261
                                                                   -------------
            AIRLINES - 0.31%
   74,200 * AMR Corp.                                                  4,827,637
   63,200   Delta Air Lines, Inc.                                      3,626,100
  126,100   Southwest Airlines Co.                                     4,043,081
   41,300 * US Airways Group, Inc.                                     2,005,631
                                                                   -------------
                                                                      14,502,449
                                                                   -------------
            APPAREL & PRODUCTS - 0.03%
        2 * Abercrombie and Fitch Co.                                        167
   27,000 * Fruit of the Loom, Inc.                                      278,438
   32,900   Liz Claiborne, Inc.                                        1,184,400
                                                                   -------------
                                                                       1,463,005
                                                                   -------------
            APPLIANCES/FURNISHINGS - 0.10%
   36,900   Maytag Corp.                                               2,603,755
   30,600   Whirlpool Corp.                                            1,973,700
                                                                   -------------
                                                                       4,577,455
                                                                   -------------
            AUTO - CARS - 1.15%
  242,961 * Delphi Automotive Systems Corp.                            4,768,101
  513,600   Ford Motor Co.                                            29,307,300
  279,800   General Motors Corp.                                      19,306,200
                                                                   -------------
                                                                      53,381,601
                                                                   -------------
            AUTO - ORIGINAL EQUIPMENT - 0.08%
   58,700   Danaher Corp.                                              3,547,680

            AUTO - REPLACEMENT PARTS - 0.22%
   73,900 * AutoZone, Inc.                                             2,138,480
   26,400   Cooper Tire & Rubber Co.                                     627,000
   76,000   Genuine Parts Co.                                          2,560,250
   73,500   Goodyear Tire & Rubber Co.                                 4,387,031
   17,400   The Pep Boys                                                 328,425
                                                                   -------------
                                                                      10,041,186
                                                                   -------------
            BANKS - NEW YORK CITY - 1.89%
  354,700   Bank of New York Co., Inc.                                12,680,524
  969,371   Citigroup, Inc.                                           64,220,829
   77,900   J. P. Morgan & Co., Inc.                                  10,852,444
                                                                   -------------
                                                                      87,753,797
                                                                   -------------
            BANKS - OTHER - 3.05%
  753,021   Bank of America Corp.                                     48,711,045
  139,600   BankBoston Corp.                                           6,613,550
  434,100   First Union Corp.                                         19,995,731
  242,486   Fleet Financial Group, Inc.                                9,972,237
  238,000   Mellon Bank Corp.                                          8,493,625
  133,100   National City Corp.                                        8,809,556
   66,600   Providian Financial Corp.                                  6,389,438
   28,000   Republic of New York Corp.                                 1,902,250
   53,500   Union Planters Corp.                                       2,210,219
  704,430   Wells Fargo Company                                       28,177,200
                                                                   -------------
                                                                     141,274,851
                                                                   -------------
            BANKS - REGIONAL - 3.17%
  108,900   AmSouth Bancorporation                                     3,090,037
  507,750   BankOne Corp.                                             28,719,610
  363,264   Chase Manhattan Corp.                                     26,336,640
   75,650   Comerica, Inc.                                             4,572,097
  126,375   Fifth Third Bancorp                                        8,617,195
  324,500   Firstar Corp.                                              9,349,656
   67,460   Huntington Bancshares, Inc.                                2,335,803
  182,440   KeyCorp.                                                   6,339,790
   52,800   Mercantile Bancorporation, Inc.                            3,085,500
   53,900   Northern Trust Corp.                                       4,871,213
  137,600   PNC Bank Corp.                                             7,877,600
   84,400   Regions Financial Corp.                                    3,196,650
   64,900   SouthTrust Corp.                                           2,527,044
   61,200   State Street Corp.                                         4,666,500
   84,200   Summit Bancorporation                                      3,446,938
  114,200   SunTrust Banks, Inc.                                       7,708,500
  102,150   Synovus Financial Corp.                                    2,055,769
  307,190   U.S. Bancorp                                               9,983,675
   95,713   Wachovia Corp.                                             8,446,672
                                                                   -------------
                                                                     147,226,889
                                                                   -------------
            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.56%
   16,400   Adolph Coors Co., Class B                                    779,000
  214,900   Anheuser-Busch Companies, Inc.                            15,701,130
   19,215   Brown-Forman Corp., Class B                                1,281,400
  155,600   Seagram Co., Ltd.                                          8,081,475
                                                                   -------------
                                                                      25,843,005
                                                                   -------------
            BEVERAGE - SOFT DRINKS - 2.16%
1,051,800   Coca-Cola Co.                                             71,851,087
  163,800   Coca-Cola Enterprises, Inc.                                5,937,750
  630,900   PepsiCo, Inc.                                             22,594,106
                                                                   -------------
                                                                     100,382,943
                                                                   -------------
            BROADCASTING - 1.67%
  321,358 * CBS Corp.                                                 13,416,696
  130,900 * Clear Channel Communications, Inc.                         8,647,581
  333,100   Comcast Corp., Class A                                    12,824,350
  269,400 * Media One Group, Inc.                                     19,901,925
  223,193   U S WEST, Inc.                                            12,066,372
  269,800   Viacom, Inc., Class B                                     10,387,300
                                                                   -------------
                                                                      77,244,224
                                                                   -------------
BUILDING MATERIALS - 0.34%
   11,300   Armstrong World Industries, Inc.                             658,224
  158,800   Lowe's Companies, Inc.                                     8,247,675
  172,200   Masco Corp.                                                4,918,463
   63,900   Sherwin-Williams Co.                                       1,968,919
                                                                   -------------
                                                                      15,793,281
                                                                   -------------
CHEMICAL - MAJOR - 1.48%
  100,700   Dow Chemical Co.                                          12,235,050
  481,300   Du Pont (E.I.) de Nemours and Co.                         31,495,068
   47,500   Hercules, Inc.                                             1,659,531
  262,700   Monsanto Co.                                              10,902,050
   56,800   Morton International, Inc.                                 2,215,200
   68,500   PPG Industries, Inc.                                       4,157,094
   57,700   Rohm and Haas Co.                                          2,315,213

4      STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED         MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            CHEMICAL - MAJOR - Continued
   68,300   Union Carbide Corp.                                    $   3,504,644
                                                                   -------------
                                                                      68,483,850
                                                                   -------------
            CHEMICAL - MISCELLANEOUS - 0.35%
   87,900   Air Products and Chemicals, Inc.                           3,603,900
   45,837   Eastman Chemical Co.                                       2,320,497
   44,200   Ecolab, Inc.                                               1,878,500
   15,300 * FMC Corp.                                                  1,012,669
   26,500   Great Lakes Chemical Corp.                                 1,197,469
   15,928   Millipore Corp.                                              531,597
   20,600   Nalco Chemical Co.                                           690,100
   65,000   Praxair, Inc.                                              3,172,813
   39,800   Sigma Aldrich Corp.                                        1,273,600
   41,400 * W.R. Grace & Co.                                             737,438
                                                                   -------------
                                                                      16,418,583
                                                                   -------------
            CONGLOMERATES - 1.27%
  234,800   Allied Signal, Inc.                                       13,633,074
   43,600   ITT Industries, Inc.                                       1,645,900
   41,500   Loews Corp.                                                3,374,469
  125,000   RJR Nabisco Holdings Corp.                                 3,867,188
   65,400   Tenneco, Inc.                                              1,524,638
   60,200   Textron, Inc.                                              5,361,563
  336,044   Tyco International, Ltd.                                  29,361,844
                                                                   -------------
                                                                      58,768,676
                                                                   -------------
            CONSUMER FINANCE - 0.29%
   30,300   Capital One Financial Corp.                                4,565,830
  329,212   MBNA Corp.                                                 9,094,482
                                                                   -------------
                                                                      13,660,312
                                                                   -------------
            CONTAINERS - METAL/GLASS - 0.23%
    6,800   Ball Corp.                                                   331,074
  107,000   Corning, Inc.                                              5,844,875
   66,200   Crown Cork & Seal Co., Inc.                                2,077,025
   12,300   Owens Corning                                                484,313
   61,200 * Owens-Illinois, Inc.                                       1,866,600
                                                                   -------------
                                                                      10,603,887
                                                                   -------------
            CONTAINERS - PAPER - 0.09%
    6,500   Bemis Co., Inc.                                              245,374
   46,814 * Sealed Air Corp.                                           2,908,320
   17,700   Temple-Inland, Inc.                                        1,185,900
                                                                   -------------
                                                                       4,339,594
                                                                   -------------
            COSMETICS/TOILETRIES - 0.71%
    6,800   Alberto-Culver Co., Class B                                  179,774
  126,000   Avon Products, Inc.                                        6,229,125
  475,200   Gillette Co.                                              24,235,200
   60,000   International Flavors & Fragrances, Inc.                   2,467,500
                                                                   -------------
                                                                      33,111,599
                                                                   -------------
            DRUGS - 7.25%
   36,000   Allergan, Inc.                                             3,348,000
   49,600 * ALZA Corp.                                                 1,770,100
  559,300   American Home Products Corp.                              32,229,662
  227,800 * Amgen, Inc.                                               14,408,350
   23,900   Bausch & Lomb, Inc.                                        1,825,363
  838,400   Bristol Myers Squibb Co.                                  57,535,200
  481,300   Eli Lilly and Co.                                         34,382,869
1,034,500   Merck & Co., Inc.                                         69,828,750
  536,100   Pfizer, Inc.                                              57,362,700
  227,070   Pharmacia & Upjohn, Inc.                                  12,588,193
  631,900   Schering-Plough Corp.                                     28,474,994
  336,400   Warner-Lambert Co.                                        20,856,800
   39,700 * Watson Pharmaceuticals, Inc.                               1,521,006
                                                                   -------------
                                                                     336,131,987
                                                                   -------------
            ELECTRICAL EQUIPMENT - 3.46%
   62,000 * Cabletron Systems, Inc.                                      922,250
  194,600   Emerson Electric Co.                                      12,430,074
1,401,500   General Electric Co.                                     142,515,031
   30,500   National Service Industries, Inc.                          1,122,781
   48,600   Raychem Corp.                                              1,688,850
    6,800   Thomas & Betts Corp.                                         291,125
   31,300   W. W. Grainger, Inc.                                       1,660,856
                                                                   -------------
                                                                     160,630,967
                                                                   -------------
            ELECTRONIC INSTRUMENTS - 0.03%
        1 * Commscope, Inc.                                                   26
    7,100   Tektronix, Inc.                                              164,630
   70,400 * Thermo Electron Corp.                                      1,346,400
                                                                   -------------
                                                                       1,511,056
                                                                   -------------
            ENTERTAINMENT - 1.72%
  242,700   Carnival Corp., Class A                                    9,950,700
   39,500 * Harrah's Entertainment, Inc.                                 854,187
  110,012   Hasbro, Inc.                                               3,149,094
   51,300 * King World Productions, Inc.                               1,712,138
  176,087   Mattel, Inc.                                               4,655,300
  499,900   Time Warner, Inc.                                         34,024,444
  869,656   Walt Disney Co.                                           25,328,731
                                                                   -------------
                                                                     779,674,594
                                                                   -------------
            FINANCE COMPANIES - 0.48%
  302,300   Associates First Capital Corp.                            12,394,300
  224,965   Household International, Inc.                              9,757,856
                                                                   -------------
                                                                      22,152,156
                                                                   -------------
            FINANCIAL SERVICES - 0.59%
  193,300   American Express Co.                                      23,425,543
   41,900   Countrywide Credit Industries, Inc.                        1,723,138
   43,300   H & R Block, Inc.                                          2,086,519
                                                                   -------------
                                                                      27,235,200
                                                                   -------------
            FOODS - 1.57%
  231,451   Archer Daniels Midland Co.                                 3,471,764
  130,600   Bestfoods                                                  6,530,000
  185,300   Campbell Soup Co.                                          8,176,363
  205,700   ConAgra, Inc.                                              5,361,056
   67,600   General Mills, Inc.                                        5,433,350
  184,050   H J Heinz Co.                                              8,891,916
   48,100   Hershey Foods Corp.                                        2,609,425
  166,800   Kellogg Co.                                                5,785,875
   79,380   Pioneer Hi-Bred International, Inc.                        2,976,750
   67,600   Quaker Oats Co.                                            4,465,825
  142,800   Ralston Purina Co.                                         3,891,300
  418,900   Sara Lee Corp.                                            10,053,600
   58,900   Wm. Wrigley Jr. Co.                                        5,127,981
                                                                   -------------
                                                                      72,775,205
                                                                   -------------
            FOOTWEAR - 0.15%
  104,800   NIKE, Inc., Class B                                        6,386,250
   18,900 * Reebok International, Ltd.                                   375,637
                                                                   -------------
                                                                       6,761,887
                                                                   -------------
            FREIGHT - 0.17%
  124,520 * FDX Corp.                                                  6,856,382
   37,200   Ryder System, Inc.                                           892,800
                                                                   -------------
                                                                       7,749,182
                                                                   -------------
            FUNERAL SERVICES - 0.03%
   83,800   Service Corporation International                          1,607,912
                                                                   -------------
            GOLD MINING - 0.10%
  159,400   Barrick Gold Corp.                                         2,749,650
   66,400   Battle Mountain Gold Co.                                     161,850
   93,100   Homestake Mining Co.                                         727,343

MAY 31, 1999   STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED            5

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            GOLD MINING - CONTINUED
   93,800   Placer Dome, Inc.                                      $   1,043,525
                                                                   -------------
                                                                       4,682,368
                                                                   -------------
            GOVERNMENT SPONSORED - 1.10%
  304,400   Federal Home Loan Mortgage Corp.                          17,750,324
  448,800   Federal National Mortgage Association                     30,518,400
   67,900   Student Loan Marketing Association Holding Corp            2,817,850
                                                                   -------------
                                                                      51,086,574
                                                                   -------------
            HARDWARE & TOOLS - 0.09%
   41,100   Black & Decker Corp.                                       2,340,130
   17,050   Snap-on, Inc.                                                616,997
   42,600   Stanley Works                                              1,387,163
                                                                   -------------
                                                                       4,344,290
                                                                   -------------
            HEALTHCARE - 0.54%
  116,100   Cardinal Health, Inc.                                      7,009,537
   58,500 * HCR Manor Care, Inc.                                       1,564,875
  188,600 * HealthSouth Corp.                                          2,522,525
   71,400 * Humana, Inc.                                                 896,963
  155,200   IMS Health, Inc.                                           3,821,800
  123,276   McKesson HBOC, Inc.                                        4,199,089
   87,900   United HealthCare Corp.                                    5,120,175
                                                                   -------------
                                                                      25,134,964
                                                                   -------------
            HEAVY DUTY TRUCKS/PARTS -  0.24%
   17,300   Cummins Engine Co., Inc.                                     875,812
   68,288   Dana Corp.                                                 3,525,368
   39,700   Eaton Corp.                                                3,461,344
   21,110 * Navistar International Corp.                               1,042,306
   37,810   PACCAR, Inc.                                               2,129,176
                                                                   -------------
                                                                      11,034,006
                                                                   -------------
            HOME BUILDERS -  0.04%
   30,300   Centex Corp.                                               1,122,993
   14,456   Kaufman & Broad Home Corp.                                   348,751
   15,800   Pulte Corp.                                                  376,238
                                                                   -------------
                                                                       1,847,982
                                                                   -------------
            HOSPITAL MANAGEMENT - 0.21%
  261,684   Columbia/HCA Healthcare Corp.                              6,165,928
        1 * Lifepoint Hospitals, Inc.                                          8
   13,100   Shared Med Systems Corp.                                     861,325
  108,200 * Tenet Healthcare Corp.                                     2,650,900
        1 * Triad Hospitals, Inc.                                              9
                                                                   -------------
                                                                       9,678,170
                                                                   -------------
            HOSPITAL SUPPLIES - 2.70%
  640,000   Abbott Laboratories                                       28,920,000
  126,600   Baxter International, Inc.                                 8,173,613
  122,700   Becton, Dickinson and Co.                                  4,754,625
   64,100   Biomet, Inc.                                               2,559,994
  158,854 * Boston Scientific Corp.                                    6,026,524
   10,300   C. R. Bard, Inc.                                             470,581
  583,000   Johnson & Johnson                                         54,000,375
   30,000   Mallinckrodt, Inc.                                         1,038,750
  253,300   Medtronic, Inc.                                           17,984,300
   37,833 * St. Jude Medical, Inc.                                     1,279,228
                                                                   -------------
                                                                     125,207,990
                                                                   -------------
            HOUSEHOLD PRODUCTS - 2.28%
   53,200   Clorox Co.                                                 5,369,875
  127,300   Colgate-Palmolive Co.                                     12,714,088
  181,900   Minnesota Mining & Manufacturing Co.                      15,597,925
  113,377   Newell Rubbermaid, Inc.                                    4,591,769
  542,752   Procter & Gamble Co.                                      50,679,468
   35,300   Tupperware Corp.                                             785,425
  246,071   Unilever N V - ADR                                        16,071,512
                                                                   -------------
                                                                     105,810,062
                                                                   -------------
            INFORMATION PROCESSING - 0.04%
  138,000 * Parametric Technology Corp.                                1,914,750
                                                                   -------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 4.24%
   91,300 * BMC Software, Inc.                                         4,513,644
2,172,000 * Microsoft Corp.                                          175,253,250
    1,852 * Momentum Business Applications, Inc.                          14,816
  619,030 * Oracle Corp.                                              15,359,682
   95,500 * Peoplesoft, Inc.                                           1,545,906
                                                                   -------------
                                                                     196,687,298
                                                                   -------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.74%
   63,600 * Apple Computer, Inc.                                       2,802,375
  717,149   Compaq Computer Corp.                                     16,987,467
1,082,700 * Dell Computer Corp.                                       37,285,481
   62,900 * Gateway, Inc.                                              3,825,106
   59,100 * Silicon Graphics, Inc.                                       731,363
  316,800 * Sun Microsystems, Inc.                                    18,928,800
                                                                   -------------
                                                                      80,560,592
                                                                   -------------
            INFORMATION PROCESSING - COMPUTER SERVICES - 1.92%
  438,200 * America Online, Inc.                                      52,310,125
  265,600   Automatic Data Processing, Inc.                           10,939,400
   55,604 * Ceridian Corp.                                             1,834,932
  206,700   Electronic Data Systems Corp.                             11,626,875
  202,854   First Data Corp.                                           9,115,752
  101,550   Paychex, Inc.                                              3,008,419
                                                                   -------------
                                                                      88,835,503
                                                                   -------------
            INFORMATION PROCESSING -  DATA SERVICES - 5.01%
        1 * ACNielson Corp.                                                   28
   38,200   Adobe Systems, Inc.                                        2,831,575
   27,800   Autodesk, Inc.                                               767,975
  362,621 * Cendant Corp.                                              6,685,825
  222,330   Computer Associates International                         10,518,988
   57,700 * Computer Sciences Corp.                                    3,732,469
  178,700 * Compuware Corp.                                            5,550,869
    1,000 * Data General Corp.                                            13,125
  221,800 * EMC Corp.                                                 22,096,825
  441,200   Hewlett Packard Co.                                       41,610,675
   61,000   Honeywell, Inc.                                            5,772,125
  793,400   International Business Machines                           92,282,338
  167,200 * Novell, Inc.                                               3,929,200
  113,000   Pitney Bowes, Inc.                                         7,203,750
  102,100 * Seagate Technology, Inc.                                   3,082,144
  113,500 * Solectron Corp.                                            6,214,125
  104,300 * Unisys Corp.                                               3,956,881
  285,600   Xerox Corp.                                               16,047,150
                                                                   -------------
                                                                     232,296,067
                                                                   -------------

6      STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED         MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            INFORMATION PROCESSING -  NETWORKING - 1.92%
   92,000 * Ascend Communications, Inc.                            $   8,527,250
  680,775 * Cisco Systems, Inc.                                       74,119,378
   56,500 * General Insturment Corp.                                   2,185,844
  145,800 * 3Com Corp.                                                 4,009,500
                                                                   -------------
                                                                      88,841,972
                                                                   -------------
            INSURANCE - CASUALTY - 0.31%
   73,700   Chubb Corp.                                                5,163,606
   28,000   Progressive Corp.                                          3,930,500
   58,600   SAFECO Corp.                                               2,574,738
   81,042   St. Paul Companies, Inc.                                   2,882,056
                                                                   -------------
                                                                      14,550,900
                                                                   -------------
            INSURANCE - LIFE - 0.64%
   85,992   Aetna, Inc.                                                7,809,149
  177,288   Conseco, Inc.                                              5,418,365
   69,412   Jefferson-Pilot Corp.                                      4,698,325
   64,100   Lincoln National Corp.                                     6,522,175
   54,900   Torchmark Corp.                                            1,832,288
   47,418   Transamerica Corp.                                         3,479,296
                                                                   -------------
                                                                      29,759,598
                                                                   -------------
            INSURANCE - MISCELLANEOUS - 0.22%
   57,100   MBIA, Inc.                                                 3,900,644
   51,200   MGIC Investment Corp.                                      2,464,000
   73,500   UNUM Corp.                                                 3,955,219
                                                                   -------------
                                                                      10,319,863
                                                                   -------------
            INSURANCE - MULTILINE - 2.43%
  114,400   AFLAC Incorporated                                         5,834,400
  367,640   Allstate Corp.                                            13,395,882
  526,419   American International Group, Inc.                        60,176,272
   86,850   Aon Corp.                                                  3,734,550
   92,100   CIGNA Corp.                                                8,588,325
   55,800   Cincinnati Financial Corp.                                 2,298,263
  125,250   Marsh & McLennan Companies, Inc.                           9,111,938
   54,100   Provident Companies, Inc.                                  2,113,281
  115,400   The Hartford Financial Services Group                      7,299,050
                                                                   -------------
                                                                     112,551,961
                                                                   -------------
            LEISURE TIME - 0.05%
   27,200   Brunswick Corp.                                              652,800
   75,600 * Mirage Resorts, Inc.                                       1,549,800
                                                                   -------------
                                                                       2,202,600
                                                                   -------------
            LODGING - 0.12%
  123,400   Hilton Hotels Corp.                                        1,696,750
   97,700   Marriott International, Inc.                               3,718,706
                                                                   -------------
                                                                       5,415,456
                                                                   -------------
            MACHINE TOOLS - 0.00%
    4,700   Milacron, Inc.                                               100,169
                                                                   -------------
            MACHINERY - AGRICULTURE - 0.13%
   42,300   Case Corp.                                                 1,988,100
  110,100   Deere & Co.                                                4,190,681
                                                                   -------------
                                                                       6,178,781
                                                                   -------------
            MACHINERY - CONSTRUCTION & CONTRACTS - 0.22%
  153,500   Caterpillar, Inc.                                          8,423,313
   32,100   Fluor Corp.                                                1,195,725
   33,900   Foster Wheeler Corp.                                         466,125
   10,800   Harnischfeger Industries, Inc.                                77,625
                                                                   -------------
                                                                      10,162,788
                                                                   -------------
            MACHINERY - INDUSTRIAL SPECIALTY - 0.52%
   14,600   Briggs & Stratton Corp.                                      912,500
   46,900   Cooper Industries, Inc.                                    2,324,481
   95,600   Dover Corp.                                                3,602,925
   99,600   Illinois Tool Works, Inc.                                  7,644,300
   73,700   Ingersoll-Rand Co.                                         4,693,769
   33,600   Johnson Controls, Inc.                                     2,118,900
   59,533   Pall Corp.                                                 1,194,381
   34,775   Parker Hannifin Corp.                                      1,519,233
   12,800   Timken Co.                                                   263,200
                                                                   -------------
                                                                      24,273,689
                                                                   -------------
            MEDICAL TECHNOLOGY -  0.22%
  139,900   Guidant Corp.                                              6,995,000
   27,100   PE Corp-PE Biosystems Group                                3,026,731
                                                                   -------------
                                                                      10,021,731
                                                                   -------------
            MERCHANDISE - DRUG - 0.43%
  161,300   CVS Corp.                                                  7,419,800
   16,600   Longs Drug Stores Corp.                                      577,888
  101,100   Rite Aid Corp.                                             2,527,500
  398,200   Walgreen Co.                                               9,258,150
                                                                   -------------
                                                                      19,783,338
                                                                   -------------
            MERCHANDISE - SPECIALTY - 2.16%
   41,000   American Greetings Corp., Class A                          1,173,625
   45,500   Circuit City Stores, Inc.                                  3,267,469
   57,000 * Consolidated Stores Corp.                                  1,959,375
   97,622 * CostCo Companies, Inc.                                     7,077,595
   93,250   Dollar General Corp.                                       2,476,953
   86,700   Fortune Brands, Inc.                                       3,543,863
  250,850   Gap, Inc.                                                 15,693,803
  648,700   Home Depot, Inc.                                          36,894,813
   89,900   Ikon Office Solutions, Inc.                                1,252,981
      973   Jostens, Inc.                                                 20,555
   72,900 * Kohl's Corp.                                               4,970,869
   94,173   Limited, Inc.                                              4,602,705
   79,200   Nordstrom, Inc.                                            2,811,600
  177,900 * Staples, Inc.                                              5,114,625
   35,700   Tandy Corp.                                                2,945,250
  115,200   TJX Companies, Inc.                                        3,456,000
  129,125 * Toys "R" Us, Inc.                                          2,977,945
                                                                   -------------
                                                                     100,240,026
                                                                   -------------
            MERCHANDISING - DEPARTMENT - 0.55%
  192,400   Dayton Hudson Corp.                                       12,121,200
   48,600   Dillards, Inc., Class A                                    1,707,075
   95,300 * Federated Department Stores, Inc.                          5,193,850
  151,950   May Department Stores Co.                                  6,581,334
                                                                   -------------
                                                                      25,603,459
                                                                   -------------
            MERCHANDISING - FOOD - 0.80%
  113,900   Albertsons, Inc.                                           6,093,650
  119,200   American Stores Co.                                        3,933,600
   15,500   Great Atlantic & Pacific Tea                                 507,625
  165,900 * Kroger Co.                                                 9,715,519
  212,000 * Safeway, Inc.                                              9,858,000
   36,400   Supervalu, Inc.                                              882,700
  143,800   SYSCO Corp.                                                4,269,063
   52,000   Winn-Dixie Stores, Inc.                                    1,862,250
                                                                   -------------
                                                                      37,122,407
                                                                   -------------

MAY 31, 1999   STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED            7

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            MERCHANDISING - MASS - 2.08%
  122,500   J.C. Penney Co., Inc.                                  $   6,331,719
  205,300 * Kmart Corp.                                                3,156,488
  163,300   Sears Roebuck and Co.                                      7,807,781
1,857,600   Wal-Mart Stores, Inc.                                     79,180,200
                                                                   -------------
                                                                      96,476,188
                                                                   -------------
            METALS - ALUMINUM - 0.30%
  115,900   Alcan Aluminium, Ltd.                                      3,245,200
  161,200   Alcoa, Inc.                                                8,866,000
   33,100   Reynolds Metals Co.                                        1,760,506
                                                                   -------------
                                                                      13,871,706
                                                                   -------------
            METALS - COPPER - 0.06%
   19,300   ASARCO, Inc.                                                 310,006
   68,231   Newmont Mining Corp.                                       1,215,365
   28,100   Phelps Dodge Corp.                                         1,455,931
                                                                   -------------
                                                                       2,981,302
                                                                   -------------
            METALS - MISCELLANEOUS - 0.07%
   48,650   Cyprus Amax Minerals Co.                                     611,166
   57,275   Engelhard Corp.                                            1,159,819
   50,500   Freeport-McMoRan Copper & Gold, Inc., Class B                713,313
   56,300   Inco, Ltd.                                                   802,275
                                                                   -------------
                                                                       3,286,573
                                                                   -------------
            METALS - STEEL -  0.11%
   59,525   Allegheny Teldyne, Inc.                                    1,216,542
   46,100 * Bethlehem Steel Corp.                                        383,206
   31,100   Nucor Corp.                                                1,551,113
   48,920   USX-US Steel Group, Inc.                                   1,317,783
   53,625   Worthington Industries, Inc.                                 687,070
                                                                   -------------
                                                                       5,155,714
                                                                   -------------
            MISCELLANEOUS -  0.13%
  105,400   BB&T Corp.                                                 3,847,100
   59,500   Equifax, Inc.                                              2,142,000
                                                                   -------------
                                                                       5,989,100
                                                                   -------------
            MOBILE HOMES - 0.01%
   14,600   Fleetwood Enterprises, Inc.                                  371,388
                                                                   -------------
            NATURAL GAS - DIVERSIFIED - 0.08%
   96,800   Coastal Corp.                                              3,732,850
                                                                   -------------
            OIL - INTEGRATED DOMESTIC - 0.78%
   37,300   Amerada Hess Corp.                                         2,235,669
   27,400   Ashland Oil, Inc.                                          1,116,550
  134,300   Atlantic Richfield Co.                                    11,239,231
   75,467   Burlington Resources, Inc.                                 3,240,364
   39,229   Kerr-McGee Corp.                                           1,824,149
  160,700   Occidental Petroleum Corp.                                 3,394,788
   96,500   Phillips Petroleum Co.                                     5,060,219
  116,000   Unocal Corp.                                               4,611,000
  114,100   USX-Marathon Group                                         3,415,869
                                                                   -------------
                                                                      36,137,839
                                                                   -------------
            OIL - INTEGRATED INTERNATIONAL - 4.50%
  273,200   Chevron Corp.                                             25,322,225
1,028,700   Exxon Corp.                                               82,167,413
  339,200   Mobil Corp.                                               34,344,000
  905,700   Royal Dutch Petroleum Co.                                 51,228,656
  235,200   Texaco, Inc.                                              15,405,600
                                                                   -------------
                                                                     208,467,894
                                                                   -------------
            OIL - SERVICES - 0.60%
  144,860   Baker Hughes, Inc.                                         4,508,768
  205,000   Halliburton Co.                                            8,481,875
   34,300   McDermott International, Inc.                                878,938
   35,500 * Rowan Companies, Inc.                                        599,063
  223,900   Schlumberger, Ltd.                                        13,475,981
                                                                   -------------
                                                                      27,944,625
                                                                   -------------
            OIL/GAS PRODUCERS - 0.18%
   71,400   Anadarko Petroleum Corp.                                   2,677,500
   33,700   Apache Corp.                                               1,213,200
   12,600   Helmerich & Payne, Inc.                                      293,738
   37,900   Sonat, Inc.                                                1,343,081
   38,716   Sunoco, Inc.                                               1,178,418
  113,842   Union Pacific Resources Group, Inc.                        1,586,673
                                                                   -------------
                                                                       8,292,610
                                                                   -------------
            PAPER/FOREST PRODUCTS - 1.03%
   54,200   Avery Dennison Corp.                                       3,245,225
   15,866   Boise Cascade Corp.                                          628,690
   46,900   Champion International Corp.                               2,403,625
   96,600   Fort James Corp.                                           3,537,975
   40,900   Georgia-Pacific Corp.                                      3,535,294
  191,768   International Paper Co.                                    9,588,400
  249,332   Kimberly-Clark Corp.                                      14,632,672
   53,800   Louisiana Pacific Corp.                                    1,089,450
   42,100   Mead Corp.                                                 1,573,488
    4,900   Potlatch Corp.                                               192,938
   28,850   Westvaco Corp.                                               824,028
   80,100   Weyerhaeuser Co.                                           4,971,206
   35,000   Willamette Industries, Inc.                                1,483,125
                                                                   -------------
                                                                      47,706,116
                                                                   -------------
            PHOTOGRAPHY - 0.22%
  137,250   Eastman Kodak Co.                                          9,281,531
   35,300   Polaroid Corp.                                               745,713
                                                                   -------------
                                                                      10,027,244
                                                                   -------------
            POLLUTION CONTROL - 0.36%
   84,500   Browning-Ferris Industries, Inc.                           3,506,750
  103,500   Laidlaw, Inc.                                                724,500
  235,950   Waste Management, Inc.                                    12,475,856
                                                                   -------------
                                                                      16,707,106
                                                                   -------------
            PUBLISHING - NEWS - 0.43%
   35,900   Dow Jones & Co., Inc.                                      1,884,750
  120,600   Gannett Co., Inc.                                          8,713,350
   42,400   Knight-Ridder, Inc.                                        2,233,950
   77,200   New York Times Co., Class  A                               2,634,450
   24,332   Times Mirror Co.                                           1,434,067
   40,300   Tribune Co.                                                3,181,181
                                                                   -------------
                                                                      20,081,748
                                                                   -------------
            PUBLISHING/PRINTING - 0.29%
   51,500   Deluxe Corp.                                               1,857,219
   75,200   Dun & Bradstreet Corp.                                     2,632,000
   20,517   Harcourt General, Inc.                                     1,009,180
   95,000   McGraw-Hill, Inc.                                          4,928,125
   79,100   R. R. Donnelley and Sons Co.                               2,867,375
                                                                   -------------
                                                                      13,293,899
                                                                   -------------
            RAILROAD - 0.57%
  227,251   Burlington Northern Santa Fe Corp.                         7,044,780
  105,300   CSX Corp.                                                  4,942,519
   52,300   Kansas City Southern Industries, Inc.                      2,941,875
  170,400   Norfolk Southern Corp.                                     5,580,600
  105,200   Union Pacific Corp.                                        6,002,975
                                                                   -------------
                                                                      26,512,749
                                                                   -------------

8      STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED         MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            RESTAURANTS - 0.64%
   69,600   Darden Restaurants, Inc.                               $   1,483,350
  603,300   McDonald's Corp.                                          23,227,050
   72,620 * Tricon Global Restaurants, Inc.                            4,230,115
   30,200   Wendy's International, Inc.                                  822,950
                                                                   -------------
                                                                      29,763,465
                                                                   -------------
            SAVINGS & LOAN - 0.25%
   23,500   Golden West Financial Corp.                                2,229,563
  247,943   Washington Mutual, Inc.                                    9,468,323
                                                                   -------------
                                                                      11,697,886
                                                                   -------------
            SECURITIES RELATED - 1.37%
   49,385   Bear Stearns Co., Inc.                                     2,191,459
  168,175   Charles Schwab Corp.                                      17,795,017
  100,700   Franklin Resources, Inc.                                   4,380,450
   53,500   Lehman Brothers Holdings, Inc.                             2,922,438
  145,200   Merrill Lynch & Co., Inc.                                 12,196,800
  249,201   Morgan Stanley Dean Witter & Co.                          24,047,898
                                                                   -------------
                                                                      63,534,062
                                                                   -------------
            SEMICONDUCTOR EQUIPMENT - 0.24%
  163,800 * Applied Materials, Inc.                                    8,998,763
   42,500 * KLA-Tencor Corp.                                           1,933,750
                                                                   -------------
                                                                      10,932,513
                                                                   -------------
            SEMICONDUCTORS - 2.81%
   58,600 * Advanced Micro Devices, Inc.                               1,084,100
1,438,800   Intel Corp.                                               77,785,125
   56,700 * LSI Logic Corp.                                            2,101,444
  100,700 * Micron Technology, Inc.                                    3,820,306
  250,200   Motorola, Inc.                                            20,719,687
   95,800 * National Semiconductor Corp.                               1,856,125
   95,400   Rockwell International Corp.                               5,264,888
  160,300   Texas Instruments, Inc.                                   17,532,813
                                                                   -------------
                                                                     130,164,488
                                                                   -------------
            TELECOMMUNICATIONS - 4.52%
  238,000 * Airtouch Communications, Inc.                             23,919,000
   99,500   ALLTEL Corp.                                               7,132,906
   33,235 * Andrew Corp.                                                 515,143
   77,050   CenturyTel, Inc.                                           2,951,978
   88,200   Frontier Corp.                                             4,641,525
   32,800   Harris Corp.                                               1,240,250
1,124,260   Lucent Technologies, Inc.                                 63,942,288
  794,111 * MCI Worldcom, Inc.                                        68,591,338
  131,600 * Nextel Communications, Inc., Class A                       4,852,750
  285,340   Nortel Networks Corp.                                     21,400,500
   30,600   Scientific-Atlanta, Inc.                                   1,080,563
  160,200 * Tellabs, Inc.                                              9,371,700
                                                                   -------------
                                                                     209,639,941
                                                                   -------------
            TEXTILE - PRODUCTS - 0.06%
   26,100   Russell Corp.                                                611,719
   49,300   V. F. Corp.                                                2,267,800
                                                                   -------------
                                                                       2,879,519
                                                                   -------------
            TOBACCO - 0.91%
1,015,600   Philip Morris Companies, Inc.                             39,164,075
   94,300   UST, Inc.                                                  2,876,150
                                                                   -------------
                                                                      42,040,225
                                                                   -------------
            UTILITIES - COMMUNICATION - 5.99%
1,360,885   AT&T Corp.                                                75,529,118
  465,300   Ameritech Corp.                                           30,622,556
  676,010   Bell Atlantic Corp.                                       37,011,548
  827,500   BellSouth Corp.                                           39,047,656
  415,500   GTE Corp.                                                 26,202,469
  805,258   SBC Communications, Inc.                                  41,168,815
  176,000   Sprint Corp., FON Group                                   19,844,000
  188,700 * Sprint Corp., PCS Group                                    8,491,500
                                                                   -------------
                                                                     277,917,662
                                                                   -------------
            UTILITIES - ELECTRIC -  2.23%
   45,500   Ameren Corp.                                               1,862,656
  101,600 * American Electric Power, Inc.                              4,406,900
   60,400   Carolina Power & Light Co.                                 2,642,500
  123,800   Central & South West Corp.                                 3,187,850
   42,964   Cinergy Corp.                                              1,466,147
   45,900   CMS Energy Corp.                                           2,134,350
  114,200   Consolidated Edison, Inc.                                  5,545,838
   35,200   Constellation Energy Group, Inc.                           1,097,800
   73,850   Dominion Resources, Inc.                                   3,189,397
   55,000   DTE Energy Co.                                             2,395,938
  164,751   Duke Energy Corp.                                          9,936,545
  170,200   Edison International                                       4,680,500
  139,300   Entergy Corp.                                              4,518,544
   82,300   FirstEnergy Corp.                                          2,618,169
   89,700   FPL Group, Inc.                                            5,219,419
   34,300   GPU, Inc.                                                  1,494,194
   44,900   New Century Energies, Inc.                                 1,815,644
   37,500 * Niagara Mohawk Holdings, Inc.                                557,813
   52,000   Northern States Power Co.                                  1,355,250
  122,100   PacifiCorp                                                 2,220,694
   92,700   Peco Energy Co.                                            4,536,506
  161,800   PG&E Corp.                                                 5,460,750
   42,264   PP&L Resources, Inc.                                       1,267,920
   97,050   Public Service Enterprise Group, Inc.                      4,070,034
  116,279   Reliant Energy, Inc.                                       3,546,510
  291,900   Southern Co.                                               8,282,663
  142,220   Texas Utilities Co.                                        6,399,900
   80,100   The AES Corp.                                              3,984,975
   87,000   Unicom Corp.                                               3,681,188
                                                                   -------------
                                                                     103,576,594
                                                                   -------------
            UTILITIES - GAS, DISTRIBUTION - 0.02%
   23,700   NICOR, Inc.                                                  891,713
                                                                   -------------
            UTILITIES - GAS, PIPELINE - 0.61%
   37,800   Columbia Energy Group                                      2,022,300
   44,100   Consolidated Natural Gas Co.                               2,621,194
  146,100   Enron Corp.                                               10,427,888
   18,300   ONEOK, Inc.                                                  549,000
    6,000   Peoples Energy Corp.                                         231,000
   94,262   Sempra Energy                                              2,026,633
   96,500   Williams Companies, Inc.                                  10,181,156
                                                                   -------------
                                                                      28,059,171
                                                                   -------------
            TOTAL COMMON STOCK
            (Cost $2,118,189,264)                                  4,565,809,330
                                                                   -------------
  PAR
 VALUE
------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 1.21%

            HEAVY DUTY TRUCKS/PARTS - 0.48%
$17,242,000 Dana Corp., 4.93% due 06/01/99                            17,242,000
  5,123,000 Eaton Corp., 4.95% due  06/04/99                           5,120,886
                                                                   -------------
                                                                      22,362,886
                                                                   -------------

MAY 31, 1999   STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED            9

   PAR                                                                 MARKET
  VALUE                                                                 VALUE
----------                                                         -------------
            INFORMATION PROCESSING - COMPUTER SERVICES - 0.12%
$5,630,000  Electronic Data Systems Corp., 4.88% due  06/07/99     $   5,625,418
                                                                   -------------
            INSURANCE - LIFE - 0.17%
 7,991,000  Jefferson-Pilot Corp., 4.88% due 06/03/99                  7,988,832
                                                                   -------------
            INSURANCE - MULTILINE - 0.17%
 8,036,000  Marsh & McLennan Companies, Inc., 4.90% due 06/03/99       8,033,811
                                                                   -------------
            OIL/GAS PRODUCERS - 0.27%
12,433,000  Sunoco, Inc., 5.05% due 06/02/99                          12,431,254
                                                                   -------------
            TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
            (Cost $56,442,201)                                        56,442,201
                                                                   -------------
            UNITED STATES GOVERNMENT - SHORT TERM - 0.15%

            U.S. TREASURY BILLS - 0.15%
            United States Treasury Bills:
   200,000  4.41% due 06/10/99                                           199,778
 1,700,000  4.40% due 06/10/99                                         1,698,124
   100,000  4.36% due 06/10/99                                            99,891
   200,000  4.35% due 06/10/99                                           199,782
   200,000  4.30% due 06/10/99                                           199,784
   425,000  4.20% due 06/10/99                                           424,551
 4,000,000  4.17% due 06/10/99                                         3,995,816
                                                                   -------------
                                                                       6,817,726
                                                                   -------------

                                                                       MARKET
                                                                        VALUE
                                                                   -------------
            TOTAL UNITED STATES GOVERNMENT - SHORT TERM
            (Cost $6,817,726)                                      $   6,817,726
                                                                   -------------
            TOTAL INVESTMENTS
            (Cost $2,181,449,191) -  99.82%                        4,629,069,257

            Other assets less liabilities, net- 0.18%                  8,558,582
                                                                   -------------
            NET ASSETS (equivalent to $39.73 per share on
             116,730,587 shares outstanding) -  100.00%           $4,637,627,839
                                                                  ==============
            * Non-income producing
                                                                    UNREALIZED
CONTRACTS                                                          DEPRECIATION
---------                                                          ------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/99)
  149(2)    S&P 500 Index Futures (June/$1,300)                   $  (1,381,230)
                                                                  ==============

            (1) U.S.Treasury Bills with a market value of approximately $6,825,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

            (2)   Per 250

            NET ASSETS REPRESENTED BY:
               Capital stock, $.01 par value per share,
                 1,000,000,000 shares authorized,
                 116,730,587 shares outstanding                   $    1,167,306
               Additional paid in capital                          2,146,355,984
               Undistributed net realized gain on securities          44,047,392
               Undistributed net investment income                     (181,679)
               Unrealized appreciation (depreciation) of:
                 Investments                     $2,447,620,066
                 Futures                             (1,381,230)   2,446,238,836
                                                 --------------   --------------
               NET ASSETS APPLICABLE TO SHARES OUTSTANDING        $4,637,627,839
                                                                  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

10                   STOCK INDEX FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999

INVESTMENT INCOME:
Dividends                                                          $  55,255,245
Interest                                                               2,160,149
                                                                   -------------
 Total investment income                                              57,415,394
                                                                   -------------
EXPENSES:
Advisory fees                                                         10,367,253
Custodian fees                                                           307,136
Registration and filing fees                                              23,860
Audit fees and tax services                                              106,678
Accounting services                                                      713,451
Directors' fees and expenses                                             100,739
Directors' retirement plan expenses                                      427,962
Reports to shareholders                                                  387,264
Miscellaneous                                                            339,187
                                                                   -------------
 Total expenses                                                       12,773,530
                                                                   -------------
NET INVESTMENT INCOME                                                 44,641,864
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
  Investments                                  $ 40,293,377
  Futures contracts                               4,556,796           44,850,173
                                               ------------
Net unrealized appreciation (depreciation) of securities during the year:
   Investments                                  660,939,598
   Futures contracts                               (990,393)         659,949,205
                                                -----------        -------------
    Net realized and unrealized gain on securities during the year   704,799,378
                                                                   -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 749,441,242
                                                                   =============


STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                                 1999               1998
                                                            ---------------    ---------------
OPERATIONS:
Net investment income                                       $    44,641,864    $    39,567,862
Net realized gain on securities                                  44,850,173         16,742,928
Net unrealized appreciation of securities during the year       659,949,205        713,815,081
                                                            ---------------    ---------------
  Increase in net assets resulting from operations              749,441,242        770,125,871
                                                            ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                           (45,201,454)       (39,570,522)
Net realized gain on securities                                 (16,018,507)       (14,847,655)
                                                            ---------------    ---------------
  Decrease in net assets resulting from
    distributions to shareholders                               (61,219,961)       (54,418,177)
                                                            ---------------    ---------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                                554,346,043        367,059,600
Proceeds from capital stock issued
  for distributions reinvested                                   61,219,961         54,418,177
                                                            ---------------    ---------------
                                                                615,566,004        421,477,777
Cost of capital stock repurchased                              (148,814,269)       (98,730,173)
                                                            ---------------    ---------------
  Increase in net assets resulting
    from capital stock transactions                             466,751,735        322,747,604
                                                            ---------------    ---------------
Total Increase in Net Assets                                  1,154,973,016      1,038,455,298

NET ASSETS:
Beginning of year                                             3,482,654,823      2,444,199,525
                                                            ---------------    ---------------
End of year (including undistributed net
  investment income of ($181,679) and $377,911)             $ 4,637,627,839    $ 3,482,654,823
                                                            ===============    ===============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                                     14,885,043         12,118,343
Shares issued for distributions reinvested                        1,671,194          1,806,919
Shares of capital stock repurchased                              (4,159,197)        (3,279,150)
                                                            ---------------    ---------------
  Increase in shares outstanding                                 12,397,040         10,646,112
Shares outstanding:
  Beginning of year                                             104,333,547         93,687,435
                                                            ---------------    ---------------
  End of year                                                   116,730,587        104,333,547
                                                            ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1999          MIDCAP INDEX FUND - STATEMENT OF NET ASSETS             11

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
                              COMMON STOCK - 98.39%

            ADVERTISING - 0.19%
   64,400 * Snyder Communications, Inc.                              $ 1,573,774
                                                                   -------------
            AEROSPACE/DEFENSE - 1.50%
   32,580   Gencorp, Inc.                                                796,173
   64,700 * Gulfstream Aerospace Corp.                                 3,995,225
   54,800 * SCI Systems, Inc.                                          2,274,200
    8,000 * Sequa Corp., Class A                                         463,000
   48,774   Sunstrand Corp.                                            3,374,551
   30,520   Teleflex, Inc.                                             1,333,343
                                                                   -------------
                                                                      12,236,492
                                                                   -------------
            AIRLINES - 0.32%
   23,421 * Alaska Air Group, Inc.                                       971,971
   87,300   Comair Holdings, Inc.                                      1,653,244
                                                                   -------------
                                                                       2,625,215
                                                                   -------------
            APPAREL & PRODUCTS - 1.99%
   47,300 * Abercrombie and Fitch Co.                                  3,979,112
   96,506   Cintas Corp.                                               6,128,131
   48,371   Claire's Stores, Inc.                                      1,414,852
   27,224 * Land's End, Inc.                                           1,163,826
   41,100   Ross Stores, Inc.                                          1,888,031
   58,000   Warnaco Group, Inc., Class A                               1,711,000
                                                                   -------------
                                                                      16,284,952
                                                                   -------------
            APPLIANCES/FURNISHINGS - 1.09%
   46,300 * Furniture Brands International, Inc.                       1,122,774
   49,059   Heilig-Meyers Co.                                            340,347
   76,856   Herman Miller, Inc.                                        1,551,531
   37,301   Lancaster Colony Corp.                                     1,246,087
  175,552   Leggett & Platt, Inc.                                      4,630,184
                                                                   -------------
                                                                       8,890,923
                                                                   -------------
            AUTO - CARS - 0.17%
   58,600   Meritor Automotive, Inc.                                   1,428,374
                                                                   -------------
            AUTO - ORIGINAL EQUIPMENT - 1.47%
   20,125   Arvin Industries, Inc.                                       789,905
   23,700   Borg-Warner Automotive, Inc.                               1,313,869
   24,700   Carlisle Companies, Inc.                                   1,154,725
   39,036   Donaldson Co., Inc.                                          944,183
   54,670   Federal-Mogul Corp.                                        2,521,654
   60,300 * Lear Corp.                                                 2,966,006
   50,245   Mark IV Industries, Inc.                                     929,533
   24,928   Modine Manufacturing Co.                                     800,812
   23,200   Superior Industries International, Inc.                      578,550
                                                                   -------------
                                                                      11,999,237
                                                                   -------------
            AUTO - REPLACEMENT PARTS - 0.39%
   31,642   Kaydon Corp.                                               1,054,073
   27,300 * SPX Corp.                                                  2,119,163
                                                                   -------------
                                                                       3,173,236
                                                                   -------------
            BANKS - OTHER - 0.78%
  114,304   First Tennessee National Corp.                             4,707,895
  129,200   Sovereign Bancorp, Inc.                                    1,703,825
                                                                   -------------
                                                                       6,411,720
                                                                   -------------
            BANKS - REGIONAL - 5.29%
   58,400   Associated Banc-Corp                                       2,022,100
   33,900   CCB Financial Corp.                                        1,828,480
   38,455   City National Corp.                                        1,514,166
  168,311   First Security Corp.                                       3,187,390
   43,362   First Virginia Banks, Inc.                                 2,154,549
   95,300   GreenPoint Financial Corp.                                 3,287,850
  134,200   Hibernia Corp., Class A                                    1,912,350
   94,648   Marshall & Ilsley Corp.                                    6,625,360
   71,934   Mercantile Bankshares Corp.                                2,585,128
  132,550   North Fork Bancorporation, Inc.                            2,824,972
   93,859   Old Kent Financial Corp.                                   4,217,789
   66,368   Pacific Century Financial Corp.                            1,327,360
   35,800   Provident Financial Group                                  1,532,688
   77,500   TCF Financial Corp.                                        2,150,625
   28,178   Wilmington Trust Corp.                                     1,657,219
   69,800   Zions Bancorporation                                       4,449,750
                                                                   -------------
                                                                      43,277,776
                                                                   -------------
            BEVERAGE - SOFT DRINKS -  0.17%
   81,900   Whitman Corp.                                              1,392,300
                                                                   -------------
            BROADCASTING - 1.34%
  107,556   A.H. Belo Corp.                                            2,372,953
   27,389 * Chris-Craft Industries, Inc.                               1,263,318
   44,232   TCA Cable TV, Inc.                                         2,504,637
   80,500 * Univision Communications, Inc.                             4,774,656
                                                                   -------------
                                                                      10,915,564
                                                                   -------------
            BUILDING MATERIALS - 1.93%
   36,400   Fastenal Co.                                               1,865,500
   52,150   HON INDUSTRIES, Inc.                                       1,271,155
   41,500   Martin Marietta Materials, Inc.                            2,515,938
   99,856   RPM, Inc.                                                  1,385,502
   34,900   Southdown, Inc.                                            2,211,788
   44,200   USG Corp.                                                  2,502,825
   89,700   Vulcan Materials Co.                                       4,053,319
                                                                   -------------
                                                                      15,806,027
                                                                   -------------
            CHEMICAL - MAJOR - 0.38%
   37,845   Albemarle Corp.                                              849,146
   99,600   Solutia, Inc.                                              2,234,775
                                                                   -------------
                                                                       3,083,921
                                                                   -------------
            CHEMICAL - MISCELLANEOUS - 1.56%
   29,873   A. Schulman, Inc.                                            496,639
   53,200 * Airgas, Inc.                                                 608,474
   64,237   Crompton & Knowles Corp.                                   1,160,281
   37,800 * Cytec Industries, Inc.                                     1,037,138
   19,368   Dexter Corp.                                                 750,510
   66,900   Ethyl Corp.                                                  334,500
   36,170   Ferro Corp.                                                1,051,191
   26,933   Georgia Gulf Corp.                                           402,312
   11,264   H.B. Fuller Co.                                              715,264
   29,693   Lawter International, Inc.                                   361,883
   50,719   Lubrizol Corp.                                             1,394,773
   70,778   Lyondell Chemical Co.                                      1,349,206
   50,436   M.A. Hanna Co.                                               743,931
   18,500   Minerals Technologies, Inc.                                  985,125
    5,955   NCH Corp.                                                    326,781
   40,442   Olin Corp.                                                   535,857
   32,025   Rollins, Inc.                                                538,420
                                                                   -------------
                                                                      12,792,285
                                                                   -------------
            CONGLOMERATES - 1.34%
   40,598   Alexander & Baldwin, Inc.                                    918,530
   95,000   Dial Corp.                                                 2,968,750
   40,500 * Litton Industries, Inc.                                    2,629,968
    7,900 * MAXXAM, Inc.                                                 483,875
   53,500   Ogden Corp.                                                1,334,156
   87,900   Viad Corp.                                                 2,615,025
                                                                   -------------
                                                                      10,950,304
                                                                   -------------

12      MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            CONTAINERS - PAPER - 0.37%
   17,414   Chesapeake Corp.                                       $     627,991
   95,179   Sonoco Products Co.                                        2,379,475
                                                                   -------------
                                                                       3,007,466
                                                                   -------------
            DRUGS - 3.96%
   94,860   Bergen Brunswig Corp., Class A                             2,086,920
   67,252 * Biogen, Inc.                                               7,338,874
   38,046   Carter-Wallace, Inc.                                         687,206
   66,388 * Centocor, Inc.                                             2,883,729
  167,880 * Chiron Corp.                                               3,546,465
   52,825 * Covance, Inc.                                              1,119,230
   73,782 * Forest Laboratories, Inc.                                  3,513,868
   73,342   Genzyme Corp.                                              2,974,935
   65,500   ICN Pharmaceuticals, Inc.                                  2,153,313
  109,736 * IVAX Corp.                                                 1,474,578
  115,334   Mylan Laboratories, Inc.                                   2,926,600
   25,800   Sepracor, Inc.                                             1,644,750
                                                                   -------------
                                                                      32,350,468
                                                                   -------------
            ELECTRIC PRODUCTS - MISCELLANEOUS - 0.07%
   26,716   CMP Group, Inc.                                              540,998
                                                                   -------------
            ELECTRICAL EQUIPMENT - 2.35%
   87,086 * American Power Conversion                                  3,390,910
   29,031   AMETEK, Inc.                                                 665,899
  101,700 * FORE Systems, Inc.                                         3,495,938
   58,670   Hubbell, Inc., Class B                                     2,456,806
  140,057   Molex, Inc.                                                4,289,246
   77,446 * Teradyne, Inc.                                             4,090,117
   37,800 * UCAR International, Inc.                                     855,225
                                                                   -------------
                                                                      19,244,141
                                                                   -------------
            ELECTRONIC INSTRUMENTS - 1.58%
   85,252 * Arrow Electronics, Inc.                                    1,481,253
  119,000 * Concord EFS, Inc.                                          4,031,125
   33,250 * Imation Corp.                                                781,375
   88,700 * Integrated Device Technology, Inc.                           704,056
   25,621 * MagnaTek, Inc.                                               259,413
   33,800   Pittston Brink's Group                                       963,300
   60,979 * Sensormatic Electronics Corp.                                815,594
   53,113   Symbol Technologies, Inc.                                  2,655,650
   60,313 * Vishay Intertechnology, Inc.                               1,255,264
                                                                   -------------
                                                                      12,947,030
                                                                   -------------
            ENTERTAINMENT - 0.10%
   34,100 * GTECH Holdings Corp.                                         841,843
                                                                   -------------
            FERTLIIZERS - 0.26%
  101,946   IMC Global, Inc.                                           2,134,493
                                                                   -------------
            FINANCE COMPANIES -  0.53%
   55,100   Finova Group, Inc.                                         2,634,468
   53,900   Keystone Financial, Inc.                                   1,726,484
                                                                   -------------
                                                                       4,360,952
                                                                   -------------
            FINANCIAL SERVICES - 1.31%
   49,300   Allamerica Financial Corp.                                 2,887,131
  138,900 * Convergys Corp.                                            2,448,113
   26,200   Investment Technology Group, Inc.                          1,160,987
  108,200   T. Rowe Price Associates, Inc.                             4,179,225
                                                                   -------------
                                                                      10,675,456
                                                                   -------------
            FOODS - 3.07%
   35,982   Dean Foods Co.                                             1,349,324
   52,809   Dole Food Co., Inc.                                        1,620,576
   27,036   Dreyer's Grand Ice Cream, Inc.                               447,784
   89,004   Flowers Industries, Inc.                                   1,980,339
   65,000   Hormel Foods Corp.                                         2,575,625
   82,800   IBP, Inc.                                                  1,775,025
   15,012   International Multifoods Corp.                               330,264
   64,200   Interstate Bakeries Corp.                                  1,404,375
   27,171   Lance, Inc.                                                  395,678
   66,678   McCormick & Co., Inc.                                      2,025,344
   22,871   Smucker, J.M. Co., Class A                                   473,144
   35,800 * Suiza Foods Corp.                                          1,311,175
   43,821   Trinity Industries, Inc.                                   1,366,667
  205,786   Tyson Foods, Inc., Class A                                 4,733,078
   46,100 * U. S. Foodservice                                          2,051,450
   44,258   Universal Foods Corp.                                      1,015,168
   37,500 * Vlasic Foods International, Inc.                             283,594
                                                                   -------------
                                                                      25,138,610
                                                                   -------------
            FOOTWEAR - 0.29%
   28,800 * Nine West Group, Inc.                                        799,200
   30,000 * Payless ShoeSource, Inc.                                   1,545,000
                                                                   -------------
                                                                       2,344,200
                                                                   -------------
            FREIGHT - 0.25%
   44,446   Airborne Freight Corp.                                     1,150,040
   29,300   J.B. Hunt Transport Services, Inc.                           494,438
   30,271   Overseas Shipholding Group, Inc.                             378,388
                                                                   -------------
                                                                       2,022,866
                                                                   -------------
            FUNERAL SERVICES -  0.22%
   98,000   Stewart Enterprises, Inc.                                  1,806,875
                                                                   -------------
            HEALTHCARE -  3.50%
   46,800   Apria Healthcare Group, Inc.                                 965,250
   54,272 * First Health Group Corp.                                   1,099,008
  107,249 * Foundation Health Systems, Inc., Class A                   1,917,076
  229,100 * Health Management Associates, Inc.                         2,978,300
   53,000 * Lincare Holdings, Inc.                                     1,305,125
   81,300   Omnicare, Inc.                                             1,946,119
   71,900 * Oxford Health Plans, Inc.                                  1,370,594
   40,674 * PacifiCare Health System, Inc., Class B                    3,513,217
  100,700 * Quintiles Transnational Corp.                              4,090,938
   71,100 * Quorum Health Group, Inc.                                    893,194
   60,700 * Steris Corp.                                               1,005,344
   92,100 * Sybron International Corp.                                 2,314,013
   73,600 * Total Renal Care Holdings, Inc.                            1,131,600
   36,300 * Trigon Healthcare, Inc.                                    1,383,938
   51,900 * VISX, Inc.                                                 2,695,556
                                                                   -------------
                                                                      28,609,272
                                                                   -------------
            HEAVY DUTY TRUCKS/PARTS -  0.20%
   18,600   Bandag, Inc.                                                 640,538
   41,704   Federal Signal Corp.                                         998,289
                                                                   -------------
                                                                       1,638,827
                                                                   -------------
            HOME BUILDERS -  0.18%
  128,781   Clayton Homes, Inc.                                        1,472,933
                                                                   -------------
            HOSPITAL MANAGEMENT - 0.20%
  112,600 * Beverly Enterprises, Inc.                                    816,350
   58,400 * Concentra Managed Care, Inc.                                 857,750
                                                                   -------------
                                                                       1,674,100
                                                                   -------------
            HOSPITAL SUPPLIES - 1.42%
   29,835 * Acuson Corp.                                                 462,443
   25,633   Beckman Coulter, Inc.                                      1,300,875
   47,500   DENTSPLY International, Inc.                               1,282,500
   59,500   Hillenbrand Industries, Inc.                               2,495,281

MAY 31, 1999    MIDCAP INDEX FUND - STATEMENT OF NET ASSETS  CONTINUED        13

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            HOSPITAL SUPPLIES - Continued
   71,300   PSS World Medical, Inc.                                $     877,881
   87,282   Stryker Corp.                                              5,193,279
                                                                   -------------
                                                                      11,612,259
                                                                   -------------
            HOUSEHOLD PRODUCTS - 0.89%
  126,600 * Bed Bath & Beyond, Inc.                                    4,328,138
   16,014   Church & Dwight Co., Inc.                                    683,598
   62,100   Premark International, Inc.                                2,223,956
                                                                   -------------
                                                                       7,235,692
                                                                   -------------
            HUMAN RESOURCES - 0.87%
   31,303   Kelly Services Inc., Class A                                 907,787
   71,000   Manpower, Inc.                                             1,633,000
  108,500 * Modis Professional Services, Inc.                          1,600,375
   66,650   Olsten Corp.                                                 591,519
   83,200 * Robert Half International, Inc.                            2,345,200
                                                                   -------------
                                                                       7,077,881
                                                                   -------------
            INFORMATION PROCESSING -  0.51%
   61,850 * Comverse Technology, Inc.                                  4,178,741
                                                                   -------------
            INFORMATION PROCESSING - BUSINESS SOFTWARE -  1.07%
   78,300 * Citrix Systems, Inc.                                       3,870,956
  152,800 * Informix Corp.                                             1,017,075
   43,900 * Veritas Software Corp.                                     3,874,175
                                                                   -------------
                                                                       8,762,206
                                                                   -------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS -  1.82%
   74,300 * Jabil Circut, Inc.                                         3,584,975
   59,100 * Lexmark International Group, Inc.                          8,044,988
   16,971   OEA, Inc.                                                    170,771
  157,092 * Quantum Corp.                                              3,112,385
                                                                   -------------
                                                                      14,913,119
                                                                   -------------
            INFORMATION PROCESSING - COMPUTER SERVICES -  1.28%
   53,900 * Cambridge Technology Partners, Inc.                          916,300
   78,000 * Rationale Software Corp.                                   2,637,375
   86,852 * Sterling Commerce, Inc.                                    3,376,372
  101,900 * SunGard Data Systems, Inc.                                 3,566,500
                                                                   -------------
                                                                      10,496,547
                                                                   -------------
            INFORMATION PROCESSING - CONSUMER SOFTWARE -  0.76%
   54,700 * Intuit, Inc.                                               4,451,213
  121,550 * Networks Associates, Inc.                                  1,785,266
                                                                   -------------
                                                                       6,236,479
                                                                   -------------
            INFORMATION PROCESSING - DATA SERVICES -  4.58%
   55,673 * ACNielson Corp.                                            1,569,283
  133,516   Comdisco, Inc.                                             3,254,453
   63,951   Diebold, Inc.                                              1,798,622
   55,400 * Electronic Arts, Inc.                                      2,711,138
  111,094 * Fiserv, Inc.                                               4,166,025
   23,768 * Information Resources, Inc.                                  202,028
   62,900 * Keane, Inc.                                                1,824,100
   34,600 * Legato Systems, Inc.                                       1,894,350
   53,407 * Mentor Graphics Corp.                                        674,263
   90,273 * NCR Corp.                                                  3,526,289
   66,300 * NOVA Corp.                                                 1,475,175
   37,136 * Policy Management Systems Corp.                            1,350,822
   70,008   Reynolds and Reynolds Co., Class A                         1,531,425
   49,925 * Sequent Computer Systems, Inc.                               649,025
   81,800 * Siebel Systems, Inc.                                       3,724,456
   71,600 * Sterling Software, Inc.                                    1,740,775
   92,180 * Storage Technology Corp.                                   1,832,078
   29,395 * Structural Dynamics Research Corp.                           525,436
   50,212 * Symantec Corp.                                             1,230,194
   47,000 * Tech Data Corp.                                            1,728,719
                                                                   -------------
                                                                      37,408,656
                                                                   -------------
            INSURANCE - CASUALTY -  0.40%
   52,533   American Financial Group, Inc.                             1,772,989
   46,500   Everest Reinsurance Holdings, Inc.                         1,528,688
                                                                   -------------
                                                                       3,301,677
                                                                   -------------
            INSURANCE - LIFE - 0.23%
   52,900   Protective Life Corp.                                      1,914,319
                                                                   -------------
            INSURANCE - MISCELLANEOUS - 0.77%
   62,200   Ambac Financial Group, Inc.                                3,627,038
   26,699   HSB Group, Inc.                                            1,096,328
   27,000   The PMI Group, Inc.                                        1,579,500
                                                                   -------------
                                                                       6,302,866
                                                                   -------------
            INSURANCE - MULTILINE - 0.80%
   37,900   Horace Mann Educators Corp.                                  980,663
  121,600   Old Republic International Corp.                           2,211,600
   81,300   Reliastar Financial Corp.                                  3,379,031
                                                                   -------------
                                                                       6,571,294
                                                                   -------------
            LEISURE TIME - 1.43%
   69,100   Callaway Golf Co.                                          1,135,831
   84,425 * Circus Circus Enterprises, Inc.                            1,783,478
  138,240   Harley-Davidson, Inc.                                      7,058,880
   95,902   International Game Technology                              1,690,273
                                                                   -------------
                                                                      11,668,462
                                                                   -------------
            LODGING - 0.23%
   76,357 * Promus Hotel Corp.                                         1,908,925
                                                                   -------------
            MACHINE TOOLS - 0.15%
   28,000 * Gilead Sciences, Inc.                                      1,221,500
                                                                   -------------
            MACHINERY - AGRICULTURE - 0.07%
   49,000   AGCO Corp.                                                   569,625
                                                                   -------------
            MACHINERY - CONSTRUCTION & CONTRACTS -  0.17%
   22,456   Granite Construction, Inc.                                   630,172
   21,268 * Jacobs Engineering Group, Inc.                               790,904
                                                                   -------------
                                                                       1,421,076
                                                                   -------------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.33%
   25,314 * Albany International Corp., Class A                          593,297
   63,600 * American Standard Companies, Inc.                          2,941,500
   32,522   Cordant Technologies, Inc.                                 1,577,317
   38,218   Flowserve Corp.                                              783,469
   31,500   Newport News Shipbuilding, Inc.                              866,250
   16,514   Nordson Corp.                                                970,198
   25,433   Stewart & Stevenson Services, Inc.                           279,763
   17,900   Tecumseh Products Co., Class A                             1,181,400
   51,092   Tidewater, Inc.                                            1,306,039
   22,224   Watts Industries, Inc., Class  A                             376,419
                                                                   -------------
                                                                      10,875,652
                                                                   -------------
            MERCHANDISE - DRUG - 0.45%
   49,000 * Medimmune, Inc.                                            3,117,625
   63,000 * Perrigo Co.                                                  578,813
                                                                   -------------
                                                                       3,696,438
                                                                   -------------

14      MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            MERCHANDISE - SPECIALTY - 3.35%
   61,400 * Barnes & Noble, Inc.                                   $   1,730,713
  183,300 * Best Buy Co., Inc.                                         8,340,150
   68,072 * BJ's Wholesale Club, Inc.                                  1,769,872
   79,800 * CompUSA, Inc.                                                643,388
   13,764   Enesco Group, Inc.                                           315,712
   61,700 * General Nutrition Companies, Inc.                          1,021,906
   32,100 * MicroWarehouse, Inc.                                         497,550
  328,705 * Office Depot, Inc.                                         6,861,717
  127,600 * OfficeMax, Inc.                                            1,467,400
   55,911   Sotheby's Holdings, Inc., Class A                          2,121,124
   31,836   Tiffany & Co.                                              2,638,409
                                                                   -------------
                                                                      27,407,941
                                                                   -------------
            MERCHANDISING - DEPARTMENT - 0.60%
   78,200 * Borders Group, Inc.                                        1,339,175
  127,804 * Saks, Inc.                                                 3,530,586
                                                                   -------------
                                                                       4,869,761
                                                                   -------------
            MERCHANDISING - FOOD - 0.30%
   35,200   Hannaford Bros. Co.                                        1,830,400
   37,300   Ruddick Corp.                                                657,413
                                                                   -------------
                                                                       2,487,813
                                                                   -------------
            MERCHANDISING - MASS - 0.65%
   53,800 * Dollar Tree Stores, Inc.                                   1,809,025
  155,620   Family Dollar Stores, Inc.                                 3,472,271
                                                                   -------------
                                                                       5,281,296
                                                                   -------------
            METALS - MISCELLANEOUS - 0.21%
   28,306   Kennametal, Inc.                                             804,952
   21,850   Precision Castparts Corp.                                    884,925
                                                                   -------------
                                                                       1,689,877
                                                                   -------------
            METALS - STEEL -  0.53%
   52,600   AK Steel Holding Corp.                                     1,262,400
   16,910   Carpenter Technology Corp.                                   481,935
    9,257   Cleveland-Cliffs, Inc.                                       342,509
   41,542   Harsco Corp.                                               1,355,308
   21,123   Oregon Steel Mills, Inc.                                     289,121
   24,885   Ryerson Tull, Inc.                                           572,355
                                                                   -------------
                                                                       4,303,628
                                                                   -------------
            MISCELLANEOUS - 0.24%
   70,700 * Apollo Group, Inc., Class A                                1,975,181
                                                                   -------------
            MULTIMEDIA - 0.66%
  197,856 * Cadence Design Systems, Inc.                               2,547,396
   63,500 * Synopsys, Inc.                                             2,817,813
                                                                   -------------
                                                                       5,365,209
                                                                   -------------
            NATURAL GAS-DIVERSIFIED - 0.81%
  107,200   El Paso Energy Corp.                                       3,865,900
   61,150   K N Energy, Inc.                                           1,310,903
   74,886   Questar Corp.                                              1,427,514
                                                                   -------------
                                                                       6,604,317
                                                                   -------------
            OIL - INTEGRATED DOMESTIC - 0.12%
   70,475   Pennzoil-Quaker State Co.                                    977,841
                                                                   -------------
            OIL - INTEGRATED INTERNATIONAL - 0.23%
   37,746   Murphy Oil Corp.                                           1,851,913
                                                                   -------------
            OIL - SERVICE - PRODUCTS -  1.27%
   67,942 * BJ Services Co.                                            1,872,651
  117,100 * Noble Drilling Corp.                                       2,122,438
  160,702 * Ocean Energy, Inc.                                         1,586,932
  170,700 * Santa Fe Snyder Corp.                                      1,450,950
   52,472 * Varco International, Inc.                                    478,807
   87,667   Weatherford International, Inc.                            2,893,011
                                                                   -------------
                                                                      10,404,789
                                                                   -------------
            OIL - SERVICES - 1.62%
  130,800   ENSCO International, Inc.                                  2,321,700
  152,015 * Global Marine, Inc.                                        2,137,711
   88,039 * Nabors Industries, Inc.                                    1,760,780
   43,546 * Smith International, Inc.                                  1,883,365
   95,100   Transocean Offshore, Inc.                                  2,341,838
   61,946   Witco Corp.                                                1,084,055
   41,300   York International Corp.                                   1,742,344
                                                                   -------------
                                                                      13,271,793
                                                                   -------------
            OIL/GAS PRODUCERS - 0.87%
   65,780   Cabot Corp.                                                1,554,053
   51,535   Noble Affiliates, Inc.                                     1,365,678
   86,200   Pioneer Natural Resources Corp.                              937,425
   94,466 * Ranger Oil, Limited                                          425,097
   83,680   Ultramar Diamond Shamrock Corp.                            1,840,960
   47,391   Valero Energy Corp.                                          950,782
                                                                   -------------
                                                                       7,073,995
                                                                   -------------
            PAPER/FOREST PRODUCTS - 1.57%
   50,139   Bowater, Inc.                                              2,582,159
   77,670   Consolidated Papers, Inc.                                  2,155,343
   77,900   Georgia-Pacific Corp. (Timber Group)                       2,088,694
   42,639   Longview Fibre Co.                                           578,291
   33,300   P. H. Glatfelter Co.                                         443,306
   31,876   Pentair, Inc.                                              1,406,529
   23,100   Rayonier, Inc.                                             1,077,038
   23,370   Standard Register Co.                                        695,258
   76,216   Unisource Worldwide, Inc.                                    895,538
   48,861   Wausau-Mosinee Paper Corp.                                   879,498
                                                                   -------------
                                                                      12,801,654
                                                                   -------------
            POLLUTION CONTROL - 0.37%
  161,000 * Allied Waste Industries, Inc.                              2,998,625
                                                                   -------------
            PUBLISHING - NEWS - 1.30%
   36,100   Lee Enterprises, Inc.                                      1,046,900
   22,168   Media General, Inc., Class A                               1,144,423
   94,600   The Reader's Digest Association, Inc., Class A             3,464,725
   8,961    Washington Post Co., Class B                               4,986,236
                                                                   -------------
                                                                      10,642,284
                                                                   -------------
            PUBLISHING/PRINTING - 0.49%
   24,486   Banta Corp.                                                  599,907
   31,232   Houghton Mifflin Co.                                       1,436,672
   18,200 * Scholastic Corp.                                             882,700
   45,928   Wallace Computer Services, Inc.                            1,053,474
                                                                   -------------
                                                                       3,972,753
                                                                   -------------
            RAILROAD - 0.32%
   43,924   GATX Corp.                                                 1,704,800
   45,600 * Wisconsin Central Transportation Corp.                       900,600
                                                                   -------------
                                                                       2,605,400
                                                                   -------------
            RESTAURANTS - 1.73%
   37,233   Bob Evans Farms, Inc.                                        716,735
   57,755 * Brinker International, Inc.                                1,620,750

MAY 31, 1999    MIDCAP INDEX FUND - STATEMENT OF NET ASSETS  CONTINUED        15

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            RESTAURANTS - Continued
   36,732 * Buffets, Inc.                                          $     385,686
   56,766   CBRL Group, Inc.                                             982,761
   33,100 * Lone Star Steakhouse & Saloon, Inc.                          333,069
   67,750 * Outback Steakhouse, Inc.                                   2,430,531
   26,300 * Papa Johns International, Inc.                             1,038,850
   16,888 * Sbarro, Inc.                                                 460,198
  165,800 * Starbucks Corp.                                            6,165,688
                                                                   -------------
                                                                      14,134,268
                                                                   -------------
            SAVINGS & LOAN - 1.01%
   48,000   Astoria Financial Corp.                                    2,160,000
  142,065   Charter One Financial, Inc.                                4,039,973
   99,700   Dime Bancorp, Inc.                                         2,031,388
                                                                   -------------
                                                                       8,231,361
                                                                   -------------
            SECURITIES RELATED - 2.21%
   86,614   A.G. Edwards, Inc.                                         2,912,396
  206,000 * E*Trade Group, Inc.                                        9,167,000
  127,600   Paine Webber Group, Inc.                                   5,997,200
                                                                   -------------
                                                                      18,076,596
                                                                   -------------
            SEMICONDUCTOR EQUIPMENT - 0.24%
   45,200 * Microchip Technology, Inc.                                 1,983,150
                                                                   -------------
            SEMICONDUCTORS - 4.84%
  178,380 * Altera Corp.                                               6,209,854
  145,038 * Analog Devices, Inc.                                       5,574,898
   90,100 * Atmel Corp.                                                1,779,475
   31,288   Avnet, Inc.                                                1,362,984
   55,436 * Cirrus Logic, Inc.                                           415,770
   93,782 * Cypress Semiconductor Corp.                                1,043,325
  134,308   Linear Technology Corp.                                    7,118,324
  122,500 * Maxim Integrated Products, Inc.                            6,546,094
   67,000 * Vitesse Semiconductor Corp.                                3,680,813
  131,462 * Xilinx, Inc.                                               5,841,843
                                                                   -------------
                                                                      39,573,380
                                                                   -------------
            TELECOMMUNICATIONS - 2.92%
  120,328 * ADC Communications, Inc.                                   5,881,031
   48,242   COMSAT Corp.                                               1,573,895
  128,200   QUALCOMM, Inc.                                            12,467,450
   52,300 * Sanmina Corp.                                              3,921,683
                                                                   -------------
                                                                      23,844,059
                                                                   -------------
            TEXTILE - PRODUCTS - 1.19%
   47,600 * Burlington Industries, Inc.                                  467,075
   93,500 * Jones Apparel Group, Inc.                                  2,875,125
   53,000 * Mohawk Industries, Inc.                                    1,543,625
  123,323 * Shaw Industries, Inc.                                      2,081,076
   52,229 * Unifi, Inc.                                                  861,779
   24,984   Wellman, Inc.                                                340,407
   49,500   WestPoint Stevens, Inc., Class A                           1,565,438
                                                                   -------------
                                                                       9,734,525
                                                                   -------------
            TOBACCO - 0.13%
   39,635   Universal Corp.                                            1,035,464
                                                                   -------------
            TRUCKERS - 0.27%
   26,114   Arnold Industries, Inc.                                      430,881
   43,200   CNF Transportation, Inc.                                   1,792,800
                                                                   -------------
                                                                       2,223,681
                                                                   -------------
            UTILITIES - COMMUNICATION - 1.01%
   35,218   Aliant Communications, Inc.                                1,672,855
        1   AT&T Corp.                                                        38
  121,700   Cincinnati Bell, Inc.                                      2,943,619
       12   SBC Communications, Inc.                                         614
   54,491   Telephone and Data Systems, Inc.                           3,664,520
                                                                   -------------
                                                                       8,281,646
                                                                   -------------
            UTILITIES - ELECTRIC -  8.14%
  111,214   Allegheny Energy, Inc.                                     3,878,588
   62,616   Alliant Energy Corp.                                       1,890,221
   16,279   Black Hills Corp.                                            374,417
   18,459   Cleco Corp.                                                  610,301
   95,238   Conectiv, Inc.                                             2,297,617
  146,200   DPL, Inc.                                                  2,640,738
  110,442   Energy East Corp.                                          3,064,766
   87,162   Florida Progress Corp.                                     3,655,356
   24,166   Hawaiian Electric Industries, Inc.                           888,101
   30,823   Idacorp, Inc.                                              1,024,865
   75,200   Illinova Corp.                                             2,044,500
   22,478   Indiana Energy, Inc.                                         497,326
   83,228   IPALCO Enterprises, Inc.                                   2,054,691
   56,219   Kansas City Power & Light Co.                              1,563,591
  117,642   LG&E Energy Corp.                                          2,683,708
   53,100 * Midamerican Energy Holdings Co.                            1,792,125
   65,736   Minnesota Power, Inc.                                      1,413,324
   52,157   Montana Power Co.                                          3,853,098
   37,633   Nevada Power Co.                                             945,529
   54,317   New England Electric System                                2,719,245
  103,144   Nisource, Inc.                                             2,881,586
  108,733 * Northeast Utilities                                        1,916,419
   66,192   OGE Energy Corp.                                           1,704,444
   75,623   Pinnacle West Capital Corp.                                3,166,713
  107,664   Potomac Electric Power Co.                                 3,324,126
   37,937   Public Service Co. of New Mexico                             787,193
   69,062   Puget Sound Energy, Inc.                                   1,799,928
   94,088   Scana Corp.                                                2,510,974
  119,820   TECO Energy, Inc.                                          2,778,326
   81,982   UtiliCorp United, Inc.                                     2,044,426
   35,724   Washington Gas Light Co.                                     873,005
  104,652   Wisconsin Energy Corp.                                     2,904,093
                                                                   -------------
                                                                      66,583,340
                                                                   -------------
            UTILITIES - GAS, DISTRIBUTION - 1.35%
   45,536   AGL Resources, Inc.                                          859,492
  133,205   KeySpan Corp.                                              3,596,535
   82,068   MCN Energy Group, Inc.                                     1,641,360
   31,178   National Fuel Gas Co.                                      1,480,955
  136,546   Tosco Corp.                                                3,490,457
                                                                   -------------
                                                                      11,068,799
                                                                   -------------
            WATER SERVICES - 0.26%
   67,500   American Water Works Co., Inc.                             2,092,500
                                                                   -------------
            TOTAL COMMON STOCK
            (Cost $655,785,123)                                      804,474,883
                                                                   -------------
            WARRANTS - 0.00%
     969    Coram Healthcare Corp. Expiring 7/11/99                         -
                                                                   -------------
            TOTAL WARRANTS (cost $0)                                        _
                                                                   -------------

16      MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       MAY 31, 1999

   PAR                                                                 MARKET
  VALUE                                                                 VALUE
----------                                                         -------------
            CORPORATE SHORT TERM COMMERCIAL PAPER -  0.08%

            AEROSPACE/DEFENSE - 0.08%
$642,000    TRW, Inc., 5.13% due 06/01/99                          $     642,000

            TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
            (Cost $642,000)                                              642,000

            UNITED STATES GOVERNMENT - SHORT TERM - 0.03%

            U. S. TREASURY BILLS - 0.03%
250,000     United States Treasury Bills, 4.17% due  06/10/99            249,738

            TOTAL UNITED STATES GOVERNMENT - SHORT TERM
            (Cost $249,738)                                              249,738
            TOTAL INVESTMENTS
            (Cost $656,676,861) -  98.50%                            805,366,621

            Other assets less liabilities, net - 1.50%                12,206,412

            NET ASSETS (equivalent to $25.64 per share on
             31,886,072 shares outstanding) - 100.00%              $ 817,573,033

           * Non-income producing
                                                                    UNREALIZED
                                                                   APPRECIATION
CONTRACTS                                                         (DEPRECIATION)
----------                                                         -------------
           FUTURES CONTRACTS PURCHASED(1)
           (Delivery month/Value at 5/31/99)
  14(2)    Mid Cap 400 Index Futures (June/$396.75)                $    (11,147)
  24(3)    S&P 500 Index Futures (June/$1,297.20)                         68,757
                                                                   $      57,610

            (1) U.S.Treasury Bills with a market value of approximately $250,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

            (2)   Per 250

            (3)   Per 500

               NET ASSETS REPRESENTED BY:
               Capital stock, $.01 par value per share,
                 1,000,000,000 shares authorized,
                 31,886,072 shares outstanding                     $     318,860
               Additional paid in capital                            474,376,813
               Undistributed net realized gain on securities         194,203,347
               Undistributed net investment income                      (73,357)
               Unrealized appreciation of:
               Investments                      $ 148,689,760
               Futures                                 57,610        148,747,370
                                                -------------      -------------
               NET ASSETS APPLICABLE TO SHARES OUTSTANDING         $ 817,573,033
                                                                   =============

SEE NOTES TO FINANCIAL STATEMENTS.

                    MIDCAP INDEX FUND - FINANCIAL STATEMENTS                  17

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999


INVESTMENT INCOME:
Dividends                                                          $   9,522,144
Interest                                                                 492,726
                                                                   -------------
  Total investment income                                             10,014,870
                                                                   -------------
EXPENSES:
Advisory fees                                                          2,426,931
Custodian fees                                                            63,261
Registration and filing fees                                              36,115
Audit fees and tax services                                               19,655
Accounting services                                                      135,722
Directors' fees and expenses                                              20,731
Directors' retirement plan expenses                                       73,589
Report to shareholders                                                   133,664
Miscellaneous                                                             30,717
                                                                   -------------
  Total expenses                                                       2,940,385
                                                                   -------------
NET INVESTMENT INCOME                                                  7,074,485
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on securities:
   Investments                   $  196,062,976
   Futures contracts                    (98,571)                     195,964,405
                                 --------------
Net   unrealized appreciation (depreciation) of securities during the year:
        Investments                (116,171,721)
        Futures contracts                98,335                    (116,073,386)
                                 --------------                    -------------
   Net realized and unrealized gain on securities during the year     79,891,019
                                                                   -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  86,965,504
                                                                   =============

STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                         1999             1998
                                                     -------------    -------------
OPERATIONS:
Net investment income                                $   7,074,485    $   6,901,224
Net realized gain on securities                        195,964,405       68,478,713
Net unrealized appreciation (depreciation)
  of securities during the year                       (116,073,386)     104,095,928
                                                     -------------    -------------
  Increase in net assets resulting from operations      86,965,504      179,475,865
                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                   (7,190,189)      (6,915,741)
Net realized gain on securities                        (69,496,818)     (39,892,715)
                                                     -------------    -------------
  Decrease in net assets resulting from
  distributions to shareholders                        (76,687,007)     (46,808,456)
                                                     -------------    -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                        28,483,907       54,227,081
Proceeds from capital stock issued
  for distributions reinvested                          76,687,007       46,808,456
                                                     -------------    -------------
                                                       105,170,914      101,035,537
Cost of capital stock repurchased                     (102,194,007)     (36,446,663)
                                                     -------------    -------------
  Increase in net assets resulting
  from capital stock transactions                        2,976,907       64,588,874
                                                     -------------    -------------
Total Increase in Net Assets                            13,255,404      197,256,283
NET ASSETS:
Beginning of year                                      804,317,629      607,061,346
                                                     -------------    -------------
End of year (including undistributed net
  investment income of ($73,357) and $42,347)        $ 817,573,033    $ 804,317,629
                                                     =============    =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                             1,168,332        2,234,398
Shares issued for distributions reinvested               3,146,767        1,997,359
Shares of capital stock repurchased                     (4,258,920)      (1,539,198)
                                                     -------------    -------------
  Increase in shares outstanding                            56,179        2,692,559
Shares outstanding:
  Beginning of year                                     31,829,893       29,137,334
                                                     -------------    -------------
  End of year                                           31,886,072       31,829,893
                                                     =============    =============

18                SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS    MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
                             COMMON STOCK - 99.59%

            ADVERTISING - 0.93%
    6,625 * ADVO, Inc.                                             $     131,258
    5,100 * Catalina Marketing Corp.                                     451,669
    6,800 * Doubleclick, Inc.                                            662,575
    7,500 * Getty Images, Inc.                                           164,063
      300   Grey Advertising, Inc.                                        90,300
    6,787 * HA-LO Industries, Inc.                                        81,868
    7,300 * NFO Worldwide, Inc.                                          103,569
    2,500 * TMP Worldwide, Inc.                                          122,031
    6,800 * Westwood One, Inc.                                           236,300
                                                                   -------------
                                                                       2,043,633
                                                                   -------------
            AEROSPACE/DEFENSE - 0.51%
    2,165 * Alliant Techsystems, Inc.                                    184,025
    6,700 * Aviall, Inc.                                                 105,106
    6,600 * BE Aerospace, Inc.                                           117,975
    2,200   Cubic Corp.                                                   53,075
    5,402 * Fairchild Corp., Class A                                      80,692
    8,400   Gencorp, Inc.                                                205,274
    2,500   HEICO Corp.                                                   62,656
    3,100 * Moog, Inc.                                                    85,056
    5,100 * Remec, Inc.                                                   66,300
    1,600 * Sequa Corp., Class A                                          92,600
    6,100 * Trimble Navigation, Ltd.                                      76,250
                                                                   -------------
                                                                       1,129,009
                                                                   -------------
            AIRLINES - 0.71%
   10,600 * Airtran Holdings, Inc.                                        50,350
    5,600 * Alaska Air Group, Inc.                                       232,400
   10,500 * American West Holdings Corp., Class B                        204,749
    2,300 * Amtran, Inc.                                                  54,050
    2,000 * Atlantic Coast Airlines Holdings.                             35,000
    4,850 * Atlas Air, Inc.                                              130,344
    3,300   Circle International Group, Inc.                              68,475
    6,100   Expeditors International of WA                               339,313
   10,900 * Mesa Airlines, Inc.                                           72,213
    1,050 * Mesaba Holdings, Inc.                                         15,619
    5,450 * Midwest Express Holdings, Inc.                               163,159
    5,200   SkyWest, Inc.                                                120,900
   16,600 * Transport World Airlines, Inc.                                86,113
                                                                   -------------
                                                                       1,572,685
                                                                   -------------
            APPAREL & PRODUCTS - 1.58%
    7,200 * American Eagle Outfitters                                    293,850
    4,900 * Ann Taylor Stores Corp.                                      211,619
    5,600   Authentic Fitness Corp.                                       92,050
    2,900 * Buckle, Inc.                                                  80,294
    2,600 * Children's Place, Inc.                                       101,238
   10,225   Claire's Stores, Inc.                                        299,081
    6,100 * Dress Barn, Inc.                                              89,594
    6,200 * Footstar, Inc.                                               240,638
    2,900 * Gadzooks, Inc.                                                27,550
    3,200 * Goodys Family Clothing, Inc.                                  34,800
    7,200 * Guess?, Inc.                                                  78,300
    6,200 * Gymboree Corp.                                                76,338
   13,500 * Hartmarx Corp.                                                66,656
    5,000 * Jo-ann Stores, Inc.                                           84,063
    5,450   Kellwood Co.                                                 129,438
    5,100 * Land's End, Inc.                                             218,025
    5,550 * Mens Wearhouse, Inc.                                         141,698
    8,500 * Nautica Enterprises, Inc.                                    137,594
    4,900 * Oakley, Inc.                                                  39,813
    5,800   OshKosh B'Gosh, Inc., Class A                                113,825
      900   Oxford Industries, Inc.                                       24,975
    5,225 * Pacific Sunwear of California                                195,937
    6,000   Phillips-Van Heusen Corp.                                     52,500
    3,450 * Quicksilver, Inc.                                             98,325
    4,300   St. John Knits, Inc.                                         123,088
    6,800 * Stage Stores, Inc.                                            36,125
    4,400   Talbots, Inc.                                                139,700
    2,400   UniFirst Corp.                                                43,200
    2,400 * Urban Outfitters, Inc.                                        57,000
    4,800 * Value City Dept. Stores, Inc.                                 45,900
    3,700 * Wet Seal, Inc.                                               102,675
                                                                   -------------
                                                                       3,475,889
                                                                   -------------
            APPLIANCES/FURNISHINGS - 0.85%
    6,400   Aaron Rents, Inc.                                            121,600
    3,850   Bassett Furniture Industries                                  92,400
    5,000 * CORT Business Services Corp.                                 120,938
    8,797 * Griffon Corp.                                                 70,376
    4,600   Haverty Furniture Cos., Inc.                                 135,700
   15,400   Heilig-Meyers Co.                                            106,838
    5,200   Hunt Corp.                                                    52,325
   11,500   Hussmann International, Inc.                                 184,000
    9,000   Kimball International, Inc., Class B                         162,000
   12,000   La-Z-Boy Chair Co.                                           238,500
   13,185 * Metromedia International Group.                              109,600
    3,800   National Presto Industries                                   141,788
    4,650   Oneida Ltd.                                                  119,447
    3,750 * SLI, Inc.                                                    121,406
    6,500 * Windmere Corp.                                                85,313
                                                                   -------------
                                                                       1,862,231
                                                                   -------------
            AUTO - CARS - 0.22%
    6,700 * Avis Rent A Car, Inc.                                        192,205
    6,500 * Budget Group, Inc.                                            86,938
    2,000 * Group 1 Automotive, Inc.                                      49,625
    4,700 * Rent-A-Center, Inc.                                          121,319
    4,000 * United Auto Group, Inc.                                       40,000
                                                                   -------------
                                                                         490,087
                                                                   -------------
            AUTO - ORIGINAL EQUIPMENT - 0.75%
    7,100 * Allen Telecom, Inc.                                           74,106
    5,700   Arvin Industries, Inc.                                       223,724
    6,800 * Breed Technologies, Inc.                                      22,525
    9,400   Donaldson Co., Inc.                                          227,363
    6,200 * Hayes Lemmerz International, Inc.                            204,600
   13,300   Mark IV Industries, Inc.                                     246,050
   14,550 * Miller Industries, Inc.                                       70,022
    5,500   Modine Manufacturing Co.                                     176,687
    5,300   Superior Industries International, Inc.                      132,169
   11,800 * Tower Automotive, Inc.                                       269,924
                                                                   -------------
                                                                       1,647,170
                                                                   -------------
            AUTO - REPLACEMENT PARTS - 0.97%
    5,100   A.O. Smith Corporation                                       124,313
    5,100 * Aftermarket Technology Corp.                                  56,100
   15,100   Collins & Aikman Corp.                                        83,994
    3,800 * CSK Auto Corp.                                               106,399
    3,900 * Discount Auto Parts, Inc.                                     96,525
    5,400   Furon Co.                                                     98,550
    4,500 * Gentek, Inc.                                                  58,500
    8,000   Kaydon Corp.                                                 266,499
    3,400   Midas, Inc.                                                  106,463
    4,657   Myers Industries, Inc.                                       106,529
    2,400 * O'Reilly Automotive, Inc.                                    105,750
    5,350   Simpson Industries, Inc.                                      53,834
    7,100 * SPX Corp.                                                    551,137
    4,700   Standard Motor Products, Inc.                                111,919
    4,450   Standard Products Co., Class A                                99,291
    6,168   Wynn's International, Inc.                                   111,409
                                                                   -------------
                                                                       2,137,212
                                                                   -------------

MAY 31, 1999   SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       19

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            BANKS - OTHER - 0.53%
      600   Alabama National Bancorp                               $      14,475
    6,400   First Bancorp/Puerto Rico                                    153,599
    5,400   First Merchants Corporation                                  128,249
    7,998   Husdon United Bancorp                                        244,938
    3,000   Irwin Financial Corp.                                         69,375
   11,200   Republic Security Financial Co.                               93,800
    9,764   Sky Financial Group, Inc.                                    287,427
    2,100   Sterling Bancshares, Inc.                                     26,381
   10,600   Westernbank Puerto Rico                                      145,088
                                                                   -------------
                                                                       1,163,332
                                                                   -------------
            BANKS - REGIONAL - 6.16%
    5,280   1st Source Corporation                                       169,454
    7,350   AMCORE Financial, Inc.                                       155,727
    7,700   Anchor BanCorp Wisconsin, Inc.                               127,049
    2,400   BancFirst Corp.                                               76,800
   10,400   BancorpSouth, Inc.                                           177,450
    3,900   Bancwest Corporation                                         148,200
    3,700   Bank Atlantic Bancorp, Class B                                29,600
    2,931   Bank of Granite Corp.                                         70,344
    6,100   Banknorth Group, Inc.                                        162,794
    2,486 * BOK Financial Corp.                                           62,772
      400   BT Financial Corp.                                            10,800
    3,150   Capital City Bank Group, Inc.                                 73,238
    1,900   Carolina First Corp.                                          52,131
    3,200   Cathay Bancorp, Inc.                                         112,400
    5,137   Chemical Financial Corp.                                     157,642
    6,350   Citizens Banking Corp.                                       188,913
    2,388   City Holding Co.                                              65,073
    6,587   CNB Bancshares, Inc.                                         284,064
    7,624   Commerce Bancorp, Inc.                                       306,865
   15,144   Commercial Federal Corp.                                     345,472
    7,900   Commonwealth Bancorp, Inc.                                   128,375
   11,700   Community First Bankshares                                   247,894
    2,156   Community Trust Bancorp                                       49,319
    3,750   Corus Bankshares, Inc.                                       120,000
    5,740   Cullen/Frost Bankers, Inc.                                   322,874
    2,860   F & M Bancorporation, Inc.                                   105,641
    8,142   F & M National Corp.                                         243,751
    2,800   Farmers Capital Bank Corp.                                    94,850
   12,958   First American Financial Corp., Class A                      212,997
    1,750   First Citizens BancShares, Inc., Class A                     144,375
    4,900   First Commerce Bancshares, Inc., Class B                     131,688
    5,600   First Commonwealth Financial                                 126,000
    7,218   First Financial Bancorp                                      171,428
    2,200   First Financial Bankshares                                    68,750
    2,731   First Financial Corp.                                        102,413
    8,168   First Midwest Bancorp, Inc.                                  316,509
    5,800   First United Bancshares                                       90,625
    5,208   First Western Bancorp, Inc.                                  182,280
    5,681   FNB Corp.                                                    153,018
    8,700 * Friedman Billings Ramsey, Class A                             90,806
    2,200   Frontier Financial Corp.                                      53,350
    5,900   GBC Bancorp                                                  109,150
    5,700   Harbor Florida Bancshares                                     68,400
    2,546   Harleysville National Corp.                                   88,951
    4,500   Harris Financial, Inc.                                        51,188
   11,166 * Imperial Bancorp                                             214,946
   21,500   Independence Community Bank                                  284,875
    1,700   International Bancshares Corp.                                79,794
    2,100   InterWest Bancorp, Inc.                                       43,050
    3,166   JeffBanks, Inc.                                               81,129
    2,400   Mississippi Valley Bancshares                                 78,300
    6,195   NBT Bancorp, Inc.                                            130,095
    4,000   National Bancorp of Alaska                                   110,000
    4,552   National City Bancshares, Inc.                               114,938
    3,276   National Penn Bancshares, Inc.                                74,939
    6,200   Ocean Financial Corp.                                        109,663
   10,782   Old National Bancorp Indiana                                 373,663
    2,400   Omega Financial Corp.                                         84,600
    8,458   One Valley Bancorp of West Virginia                          325,104
    5,200   Pacific Capital Bancorp                                      147,875
    2,900   Park National Corp.                                          284,199
    6,700   Peoples Bancorp, Inc.                                         69,722
    6,300 * PFF Bancorp, Inc.                                            114,188
    6,300   Premier Bancshares, Inc.                                     131,119
    5,300   Prime Bancorp                                                141,775
    3,100 * Republic Bancshares, Inc.                                     59,288
    6,200   Riggs National Corp.                                         104,238
   19,000   Roslyn Bancorp, Inc.                                         344,374
    7,380   S&T Bancorp, Inc.                                            184,500
    4,900 * Silicon Valley Bancshares                                     94,325
    9,200 * Southwest Bancorporation of Texas                            154,100
   11,950   St. Paul Bancorp, Inc.                                       309,952
    3,100   Sterling Financial Corp.                                     104,625
    8,718   Susquehanna Bancshares, Inc.                                 158,559
    5,400   Texas Regional Bancshares, Class A                           146,475
    8,450   Triangle Bancorp, Inc.                                       141,538
    6,700   Trust Co. of New Jersey                                      148,238
    6,890   TrustCo Bank Corp. New York                                  192,920
    4,620   U.S.B. Holding Co., Inc.                                      66,701
    3,792   UMB Financial Corp.                                          161,160
    9,700   United Bankshares Inc. WV                                    258,868
    3,600   USBANCORP, Inc.                                               55,350
   13,100   UST Corp.                                                    316,038
    5,700   Vermont Financial Services                                   178,481
    8,600   Webster Financial Corp.                                      249,938
   12,361   Westamerica Bankcorporation                                  427,227
    6,794   Westcorp                                                      63,269
    2,900   Western Bancorp                                              117,994
    6,400   Whitney Holding Corp.                                        260,800
                                                                   -------------
                                                                      13,544,352
                                                                   -------------
            BEVERAGE - BREWERS/ DISTRIBUTORS - 0.39%
    3,900 * Beringer Wine Estates, Class B                               158,438
    3,700 * Boston Beer, Inc., Class A                                    30,756
    3,900   Canandaigua Brands, Inc., Class A                            194,025
    8,800   Coors Adolph, Class B                                        417,999
    2,000 * Robert Mondavi Corp., Class A                                 67,500
                                                                   -------------
                                                                         868,718
                                                                   -------------
            BEVERAGE - SOFT DRINKS - 0.04%
    1,400   Coca-Cola Bottling Co.                                        76,125
    3,532 * Pepsi-Cola Puerto Rico,. Class B                              16,777
                                                                   -------------
                                                                          92,902
                                                                   -------------
            BROADCASTING - 1.31%
    3,900   Ackerley Group, Inc.                                          73,613
    4,200 * Adelphia Communications Corp., Class A                       317,089
    7,900 * American Mobile Satellite Corp.                              113,069
    5,800 * ANTEC Corp.                                                  170,013
    3,400 * CD Radio, Inc.                                                76,925
    8,900 * Century Communications Corp., Class A                        473,924
    1,500 * Cox Radio, Inc. Class A                                       80,156
    4,000 * Emmis Communications Corp., Class A                          187,000
    2,400 * Jones Intercable, Inc.                                       128,400
    2,500 * Paxson Communications Corp.                                   32,344
   10,300 * United International Holdings, Class A                       741,599
    1,800   United Television, Inc.                                      179,100
    8,800 * US Satellite Broadcasting, Inc., Class A                     160,600
    3,400 * Young Broadcasting, Inc., Class A                            138,125
                                                                   -------------
                                                                       2,871,957
                                                                   -------------

20       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            BUILDING MATERIALS - 0.83%
    1,100   Ameron, Inc.                                           $      47,369
    7,200   Apogee Enterprises, Inc.                                      85,950
    1,650   Butler Manufacturing Co.                                      46,406
    3,000   Centex Construction Production                               107,625
    9,500 * Comfort Systems USA, Inc.                                    149,625
    3,400 * Cooper Companies, Inc.                                        77,138
   12,800 * Dal-Tile International, Inc.                                 125,600
    3,350   Elcor Corp.                                                  135,256
   13,700   Fedders USA, Inc.                                             77,919
    3,400   Florida Rock Industries, Inc.                                135,574
    2,800 * Giant Cement Holding, Inc.                                    61,600
   11,900   Interface, Inc., Class A                                      92,225
    4,500   Lone Star Industries, Inc.                                   160,313
    5,100 * NCI Building Systems, Inc.                                   128,775
    1,100   Puerto Rican Cement Co., Inc.                                 36,163
    5,500   Texas Industries, Inc.                                       200,063
    8,400   Watsco, Inc.                                                 162,225
                                                                   -------------
                                                                       1,829,826
                                                                   -------------
            CHEMICAL - MAJOR - 0.50%
    5,600   Albemarle Corp.                                              125,650
    4,575   Borg-Warner Automotive, Inc.                                 253,627
    5,000   Chemed Corp.                                                 162,188
    6,009 * Hexcel Corp.                                                  64,221
    6,900 * Polymer Group, Inc.                                           84,525
    4,500 * Synetic, Inc.                                                411,750
                                                                   -------------
                                                                       1,101,961
                                                                   -------------
            CHEMICAL - MISCELLANEOUS - 1.67%
    8,500   A. Schulman, Inc.                                            141,313
    8,500 * Agribiotech, Inc.                                             54,188
   12,400 * Airgas, Inc.                                                 141,825
    5,350   Brady Corporation                                            134,084
    7,700   Cambrex Corp.                                                173,250
    7,600   ChemFirst, Inc.                                              180,975
    5,900   Dexter Corp.                                                 228,625
    8,200   Ethyl Corp.                                                   41,000
    9,600   Ferro Corp.                                                  279,000
    9,300 * Fisher Scientific International, Inc.                        188,325
    4,500 * Foamex International, Inc.                                    27,141
    4,500   General Chemical Group, Inc.                                  19,125
    5,900   Geon, Co.                                                    177,738
    7,900   Georgia Gulf Corp.                                           118,006
    3,300   H.B. Fuller Co.                                              209,550
    9,800   Lawter International, Inc.                                   119,438
   11,500   M.A. Hanna Co.                                               169,625
    2,900   MacDermid, Inc.                                              116,725
    1,900 * McWhorter Technologies, Inc.                                  26,363
    4,900   Minerals Technologies, Inc.                                  260,925
    1,200   NCH Corp.                                                     65,850
    5,600   NL Industries, Inc.                                           59,500
    5,800   OM Group, Inc.                                               216,775
    9,300   Procurenet, Inc.                                               1,395
    8,500   Rollins, Inc.                                                142,906
    2,000   Stepan Co.                                                    49,375
    3,400 * TETRA Technologies, Inc.                                      28,900
    5,350 * VWR Scientific Products Corp.                                153,144
    5,800   WD-40 Co.                                                    148,988
                                                                   -------------
                                                                       3,674,054
                                                                   -------------
            COAL - 0.06%
    1,634   NACCO Industries, Inc. Class A                               121,937
                                                                   -------------
            CONGLOMERATES - 0.19%
    7,400   Alexander & Baldwin, Inc.                                    167,425
    2,100 * MAXXAM, Inc.                                                 128,625
    3,600 * PEC Israel Economic Corp.                                    114,075
                                                                   -------------
                                                                         410,125
                                                                   -------------
            CONSUMER FINANCE - 0.73%
   15,400 * AmeriCredit Corp.                                            245,438
   14,300 * Arcadia Financial Ltd.                                       106,356
    6,875   Chittenden Corp.                                             200,234
    7,300   Eaton Vance Corp.                                            223,563
    4,797   Metris Companies, Inc.                                       279,725
    3,800   SEI Investments Co.                                          387,600
    5,350   WesBanco, Inc.                                               157,825
                                                                   -------------
                                                                       1,600,741
                                                                   -------------
            CONTAINERS - METAL/GLASS - 0.44%
    7,700   AptarGroup, Inc.                                             211,750
    7,900   Ball Corp.                                                   384,631
    6,250   CLARCOR, Inc.                                                114,844
    1,800 * CSS Industries, Inc.                                          48,600
    5,000   Greif Brothers Corp., Class A                                128,750
    4,000 * Silgan Holdings, Inc.                                         80,500
                                                                   -------------
                                                                         969,075
                                                                   -------------
            CONTAINERS - PAPER - 0.27%
    4,900   Chesapeake Corp.                                             176,706
   13,000 * Gaylord Container Corp., Class A                             108,875
    3,000 * Ivex Packaging Corp.                                          57,750
    6,390   Rock-Tenn Co., Class A                                        96,649
    8,800 * Shorewood Packaging Corp.                                    150,700
                                                                   -------------
                                                                         590,680
                                                                   -------------
            COSMETICS/TOILETRIES - 0.08%
    1,500 * Chattem, Inc.                                                 54,000
    8,400 * Playtex Products, Inc.                                       127,050
                                                                   -------------
                                                                         181,050
                                                                   -------------
            DRUGS - 2.85%
    4,400   A. L. Pharma Inc., Class A                                   117,425
    2,600 * Algos Pharmaceuticals Corp.                                   58,500
    5,700 * Alkermes, Inc.                                               141,075
   10,600 * AmeriSource Health Corp., Class A                            313,363
    2,300 * Barr Laboratories, Inc.                                       75,756
    4,100   Bindley Western Industries                                   123,513
    6,900   Carter-Wallace Inc.                                          124,631
    7,900 * Cephalon, Inc.                                               106,650
   10,500 * Columbia Laboratories, Inc.                                   91,875
    7,900 * COR Therapeutics, Inc.                                       112,081
    4,400 * Coulter Pharmaceutical, Inc.                                 114,400
   14,500 * Covance, Inc.                                                307,219
   10,200 * Dura Pharmaceuticals, Inc.                                   105,825
    7,200 * Fuisz Technologies, Ltd.                                      28,350
    4,500 * GelTex Pharmaceuticals, Inc.                                  76,500
   27,500 * Gensia, Inc.                                                 123,750
    5,700 * Guilford Pharmaceuticals, Inc.                                61,631
    3,000   Herbalife International, Inc., Class A                        33,000
    5,600 * Human Genome Sciences, Inc.                                  236,600
    8,800 * ICOS Corp.                                                   385,550
    4,400 * IDEC Pharmaceuticals Corp.                                   221,925
    7,800 * Immune Response Corp. Delaware                                49,725
    5,900 * Incyte Pharmaceuticals, Inc.                                 153,400
    4,100 * Inhale Therapeutic Systems Inc.                              108,650
   21,700 * IVAX Corp.                                                   291,594
    5,800   Jones Pharma, Inc.                                           206,263
   10,258 * Ligand Pharmaceuticals, Inc., Class B                        105,145
    7,200 * Medicis Pharmaceutical, Class A                              192,600
    8,200 * Millennium Pharmaceuticals                                   310,575
    2,200 * Miravant Medical Technologies                                 16,638
    3,830   Natures Sunshine Products, Inc.                               46,678

MAY 31, 1999   SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       21

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            DRUGS - Continued
    4,900 * Neurogen Corp.                                         $      61,250
    7,600 * NeXstar Pharmaceuticals, Inc.                                133,000
    6,200 * Parexel International Corp.                                  148,413
    4,100 * Pathogenesis Corp.                                            58,169
   11,100 * P-Com, Inc.                                                   48,909
    6,600 * Regeneron Pharmaceuticals, Inc.                               47,025
    5,300 * Roberts Pharmaceutical Corp.                                 100,700
    5,200 * SangStat Medical Corp.                                        71,500
    2,400 * Schein Pharmaceutical, Inc.                                   31,500
    7,000 * Sepracor, Inc.                                               446,250
    6,400 * Vertex Pharmaceuticals, Inc.                                 128,400
    8,800 * Vivus, Inc.                                                   37,675
    7,772   Warner-Lambert Co.                                           481,864
    3,900 * Zonagen, Inc.                                                 41,925
                                                                   -------------
                                                                       6,277,467
                                                                   -------------
            ELECTRICAL EQUIPMENT - 1.68%
    1,900 * Advanced Lighting Technologies                                13,775
    8,500   AMETEK, Inc.                                                 194,969
   13,100 * AMKOR Technologies, Inc.                                     121,175
    4,000 * Amphenol Corp. Class A                                       150,500
   13,900   Avista Corp.                                                 251,068
    5,557 * BancTec, Inc.                                                 89,607
    6,700   Belden, Inc.                                                 157,869
    1,600 * Benchmark Electronics, Inc.                                   48,000
    1,700   C&D Technologies, Inc.                                        46,431
    9,300 * Cable Design Technologies                                    131,363
    3,500 * Dbt Online, Inc.                                             126,000
   13,000 * Digital Microwave Corp.                                      164,125
    6,450 * Electro Rent Corp.                                            80,222
    2,900 * Electro Scientific Industries                                108,750
    6,600 * Esterline Technologies Corp.                                  98,588
    7,500   General Cable Corp.                                          113,906
    7,400 * GenRad, Inc.                                                 135,050
    2,800 * Holophane Corp.                                               76,650
    5,000 * Hutchinson Technology, Inc.                                  116,250
    7,000   Juno Lighting, Inc.                                          160,563
   10,000 * Kemet Corp.                                                  160,625
    7,100 * Kent Electronics Corp.                                        92,744
   15,100 * Intergraph Corp.                                             120,800
    3,600 * Neomagic Corporation                                          29,588
    5,100 * Littelfuse, Inc.                                             102,000
    9,800 * Mail-Well, Inc.                                              145,163
    4,100 * Plexus Corp.                                                 125,306
    4,900   Standex International Corp.                                  128,013
    1,200 * Thermo Ecotek Corp.                                           12,750
    5,850   Thomas Industries, Inc.                                      118,463
    2,300 * Triumph Group, Inc.                                           70,438
    7,900 * Vicor Corp.                                                  130,350
    4,600   X-Rite, Inc.                                                  32,200
                                                                   -------------
                                                                       3,653,301
                                                                   -------------
            ELECTRONIC INSTRUMENTS - 2.67%
    1,950   Analogic Corp.                                                63,497
    7,000   BMC Industries                                                70,438
    8,500 * C-Cube Microsystems, Inc.                                    213,031
   11,500 * Checkpoint Systems, Inc.                                     104,938
    8,300 * Cognex Corp.                                                 223,063
    9,700 * Commscope, Inc.                                              254,625
    2,800   CTS Corp.                                                    156,800
    4,300   Daniel Industries, Inc.                                       90,300
    7,100 * Dionex Corp.                                                 290,656
    2,400 * Evans & Sutherland Computer                                   37,800
   18,400 * Gentex Corp.                                                 552,574
    6,500   Gerber Scientific, Inc.                                      151,938
    3,400 * HADCO Corp.                                                  105,400
    4,475   Harman International Industries                              198,578
   10,200 * Imation Corp.                                                239,699
   21,000 * Integrated Device Technology                                 166,688
   12,600 * InterDigital Communication                                    58,275
    5,000 * Lattice Semiconductor Corp.                                  245,624
    7,000 * LoJack Corp.                                                  54,688
    7,700 * MagnaTek, Inc.                                                77,963
    4,200 * Marshall Industries                                           74,025
   12,750   Methode Electronics, Inc. Class A                            235,077
   11,800 * Metromedia Fiber Network, Inc.                               476,425
    8,800 * Mettler-Toledo International                                 217,800
    8,900   National Computer Systems, Inc.                              278,125
    2,400 * Optical Cable Corp.                                           27,150
    2,700   Park Electrochemical Corp.                                    64,631
    4,700 * Performance Food Group Co.                                   111,919
    6,937   Pioneer-Standard Electronics                                  68,069
    5,200   Pittston Bax Group                                            56,225
   14,000 * Read-Rite Corp.                                               92,313
    1,900 * Sawtek, Inc.                                                  75,288
    2,400 * Semtech Corp.                                                100,350
   14,300 * Sensormatic Electronics Corp.                                191,263
    4,900   Technitrol, Inc.                                             145,775
    5,000   Telxon Corp.                                                  51,875
    4,100 * Thermedics, Inc.                                              35,363
   10,800 * Vishay Intertechnology,  Inc.                                224,775
                                                                   -------------
                                                                       5,883,023
                                                                   -------------
            ELECTRONIC PRODUCTS - MISCELLANEOUS - 0.08%
    8,200   CMP Group, Inc.                                              166,050
                                                                   -------------
            ENTERTAINMENT - 0.95%
    3,600 * AMC Entertainment, Inc.                                       61,200
    4,800 * Ascent  Entertainment Group                                   54,600
   11,700 * Aztar Corp.                                                   78,975
    4,100 * Carmike Cinemas, Inc., Class A                                72,006
    9,100 * Florida Panthers Holdings, Inc.                               98,963
    1,900 * GC Companies, Inc.                                            68,638
    4,100   Gaylord Entertainment Co.                                    127,356
    9,100 * GTECH Holdings Corp.                                         224,656
    8,400 * Hollywood Entertainment Corp.                                216,300
    5,800   International Speedway Corp.                                 284,200
    5,900 * Marvel Enterprises, Inc.                                      52,363
    6,946 * Midway Games, Inc.                                            73,801
    4,000 * Playboy Enterprises, Inc.                                    116,500
    1,100 * Recoton Corp.                                                 11,000
    6,200 * SFX Entertainment, Inc., Class A                             337,513
   11,400 * Spelling Entertainment Group                                 110,438
    2,800 * Trans World Entertainment Corp.                               35,350
    3,100 * Trendwest Resorts, Inc.                                       72,850
                                                                   -------------
                                                                       2,096,709
                                                                   -------------
            FERTILIZERS - 0.04%
    6,604   Mississippi Chemical Corp.                                    63,564
    8,400   Terra Industries, Inc.                                        33,075
                                                                   -------------
                                                                          96,639
                                                                   -------------
            FINANCE COMPANIES - 0.37%
    8,800   Aames Financial Corp.                                         12,650
    9,000 * Credit Acceptance Corp.                                       54,000
    3,300 * Delta Financial Corp.                                         22,275
    7,800   Doral Financial Corp.                                        131,625
    3,900 * First Sierra Financial, Inc.                                  85,800
    4,100 * Franchise Mortgage Acceptance Co.                             36,388
    9,734 * Imperial Credit Industries                                    80,306
    2,166   Oriental Financial Group                                      57,399
   16,000   Phoenix Investment Partners, Ltd.                            157,000

22       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            FINANCE COMPANIES - Continued
    2,400   Student Loan Corp.                                     $      95,850
    2,300 * Triad Guaranty, Inc.                                          35,075
    8,800 * UniCapital Corporation                                        49,500
                                                                   -------------
                                                                         817,868
                                                                   -------------
            FINANCIAL SERVICES - 0.82%
    4,100   Advanta Corp.                                                 70,981
    4,500 * Affiliated Managers Group                                    131,625
    4,200 * Ameritrade Holding Corp., Class A                            376,688
    5,000   Conning Corp.                                                 85,313
    5,200   EVEREN Capital Corporation                                   152,425
    1,200   First Liberty Financial Corp.                                 34,500
    2,300 * HealthCare Financial Partners                                 77,625
    2,200 * International Telecommunications Data Systems, Inc.           27,500
    7,152   Investment Technology Group                                  316,923
    4,600   Jefferies Group, Inc.                                        112,988
    3,600   Resource America, Inc.                                        51,975
    8,900   Richmond Count Financial Corp.                               162,425
    1,500   Southwest Securities Group, Inc.                             100,125
    2,800 * The Profit Recovery Group                                    103,075
                                                                   -------------
                                                                       1,804,168
                                                                   -------------
            FOODS - 1.07%
    3,900 * Agribrands International, Inc.                               136,256
    4,700 * American Italian Pasta Co., Class A                          129,250
   13,700   Chiquita Brands International                                110,456
    7,500   Corn Products International, Inc.                            221,250
    6,400   Dreyer's Grand Ice Cream, Inc.                               106,000
   10,000   Earthgrains Co.                                              234,375
    4,400   International Multifoods Corp.                                96,800
    3,600   Interpool, Inc.                                               45,225
    6,600   J.M. Smucker Co., Class A                                    136,538
    6,000   Lance, Inc.                                                   87,375
    3,500   Michael Foods, Inc.                                           82,250
   15,600 * NBTY, Inc.                                                    97,988
    3,200   Pilgrims Pride Corp.                                          66,200
    7,840 * Ralcorp Holdings, Inc.                                       147,980
   11,900   Richfood Holdings, Inc.                                      152,469
    4,300   Riviana Foods                                                 88,150
    1,000 * United Natural Foods, Inc.                                    26,750
   12,700   Universal Foods Corp.                                        291,305
    6,600 * Vlasic Foods International, Inc.                              49,913
    1,700 * Wild Oats Markets, Inc.                                       49,831
                                                                   -------------
                                                                       2,356,361
                                                                   -------------
            FOOTWEAR - 0.43%
    7,400   Brown Group, Inc.                                            140,600
    6,800 * Genesco, Inc.                                                 90,950
    7,250 * Just For Feet, Inc.                                           55,281
    4,300   Justin Industries, Inc.                                       57,781
    3,600 * Kenneth Cole Productions, Inc., Class A                      108,000
    4,600 * Nine West Group, Inc.                                        127,650
   12,100   Stride Rite Corp.                                            126,294
    1,800 * Timberland Co., Class A                                      116,550
    8,500   Wolverine World Wide, Inc.                                   114,750
                                                                   -------------
                                                                         937,856
                                                                   -------------
            FREIGHT - 0.51%
    8,550   Air Express International Corp.                              213,750
    4,900 * Coach USA, Inc.                                              142,713
    2,800 * Eagle USA Airfreight, Inc.                                   131,950
    7,800   J.B. Hunt Transport Services, Inc.                           131,625
    8,412 * Kirby Corp.                                                  158,777
   14,000   OMI Corp.                                                     36,750
   10,200   Overseas Shipholding Group, Inc.                             127,500
    3,500 * SEACOR Holdings, Inc.                                        173,688
                                                                   -------------
                                                                       1,116,753
                                                                   -------------
            GOLD MINING - 0.16%
    53,900  Battle Mountain Gold Co.                                     131,381
    20,164  Placer Dome, Inc.                                            224,319
                                                                   -------------
                                                                         355,700
                                                                   -------------
            HARDWARE & TOOLS - 0.09%
    3,900   Barnes Group, Inc.                                            89,944
    5,500 * Barnett, Inc.                                                 50,875
    2,700   Lawson Products, Inc.                                         66,825
                                                                   -------------
                                                                         207,644
                                                                   -------------
            HEALTHCARE - 1.95%
    9,500 * Advanced Tissue Sciences, Inc.                                36,813
    4,400 * Alterra Healthcare Corp.                                      53,900
    7,300 * American Oncology Resources                                   74,141
   10,900 * Apria Healthcare Group, Inc.                                 224,812
    3,514   Block Drug Co., Inc., Class A                                130,897
    3,800 * Care Matrix Corporation                                       56,288
    3,500 * Curative Technologies, Inc.                                   23,844
   11,000 * Genesis Health Ventures, Inc.                                 48,813
    4,700 * Hanger Orthopedic Group, Inc.                                 76,963
    4,900   HealthPlan Services Corp.                                     43,488
    6,200 * Henry Schein, Inc.                                           187,163
    4,000   Hooper Holmes, Inc.                                           72,500
    5,900   Invacare Corp.                                               147,131
   28,000 * Laboratory Corp. of America                                   70,000
      580 * LTC Healtcare, Inc.                                            1,124
   27,371 * Mariner Post-Acute Network, Inc.                              61,585
    5,600 * Medquist, Inc.                                               205,800
    6,200   Mentor Corp.                                                  98,813
    3,600 * NCS HealthCare, Inc., Class A                                 49,500
   15,800 * NovaCare, Inc.                                                33,575
   20,000 * Oxford Health Plans, Inc.                                    381,250
    5,375 * Patterson Dental Co.                                         196,859
    4,299 * Pharmaceutical Product Development                           114,998
   15,700 * PhyCor, Inc.                                                 109,409
    4,704 * Priority Healthcare Corp.                                    160,524
    3,300 * Province Healthcare Co.                                       71,363
    9,675 * Renal Care Group, Inc.                                       268,481
    9,896 * Respironics, Inc.                                            159,573
    4,400 * Rural/Metro Corp.                                             33,275
    6,100 * Sierra Health Services, Inc.                                  93,025
   11,088 * Sun Healthcare Group, Inc.                                    12,474
    8,300 * Sunrise Medical, Inc.                                         68,994
    2,400 * Superior Consultant Holdings Co.                              90,150
    2,100 * United Payors & Providers, Inc.                               39,244
   20,000 * Vencor, Inc.                                                  13,750
   14,000 * VISX, Inc.                                                   727,124
    2,300   Vital Signs, Inc.                                             44,131
                                                                   -------------
                                                                       4,281,774
                                                                   -------------
            HEAVY DUTY TRUCKS/PARTS - 0.28%
    1,800   Bandag, Inc.                                                  61,988
    2,200   Detroit Diesel Corp.                                          54,588
    9,000   Federal Signal Corp.                                         215,437
    3,200 * Terex Corp.                                                   99,000
    7,900   Titan International, Inc.                                     74,063
    5,850   Wabash National Corp.                                        111,516
                                                                   -------------
                                                                         616,592
                                                                   -------------

MAY 31, 1999   SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       23

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            HOME BUILDERS - 0.83%
    5,100 * American Homestar Corporation                          $      37,613
    8,605   D R Horton, Inc.                                             146,285
    6,000   Del Webb Corp.                                               135,000
   11,700 * Fairfield Communities, Inc.                                  185,737
    9,900   Kaufman & Broad Home Corp.                                   238,837
    6,900   M.D.C. Holdings, Inc.                                        136,275
    3,500 * NVR, Inc.                                                    168,438
    4,781 * Palm Harbor Homes, Inc.                                      102,792
    6,100   Pulte Corp.                                                  145,256
    5,500   Ryland Group, Inc.                                           152,969
    9,500   Standard Pacific Corp.                                       124,688
    6,200 * Toll Brothers, Inc.                                          135,238
    3,470 * U.S. Home Corp.                                              119,715
                                                                   -------------
                                                                       1,828,843
                                                                   -------------
            HOSPITAL MANAGEMENT - 0.48%
    7,400 * ABR Information Services, Inc.                               186,850
   11,829 * Concentra Managed Care, Inc.                                 173,738
   12,200 * Coventry Health Care, Inc.                                   161,650
    7,900 * Magellan Health Services, Inc.                                63,694
   18,100 * Medaphis Corp.                                                90,500
    9,300 * Orthodontic Centers of America                               112,180
    3,200 * Pediatrix Medical Group                                       72,200
    3,600 * Sunrise Assisted Living, Inc.                                133,200
   11,600   Ventas, Inc.                                                  62,350
                                                                   -------------
                                                                       1,056,362
                                                                   -------------
            HOSPITAL SUPPLIES - 0.81%
    5,700   Acuson Corp.                                                  88,350
    4,700 * Arrow International, Inc.                                    119,262
    7,500   Ballard Medical Products                                     178,124
   12,400 * Bio-Technology General Corp.                                  87,575
    2,500 * Closure Medical Corp.                                         77,656
    5,800 * Coherent, Inc.                                                93,525
    3,600 * CONMED Corp.                                                 122,400
    4,700 * Datascope Corp.                                              118,234
    3,000   Diagnostic Products Corp.                                     68,250
    9,800 * Isis Pharmaceuticals, Inc.                                    99,225
    2,100   Landauer, Inc.                                                58,275
    3,200 * MiniMed, Inc.                                                189,000
    7,850   Owens & Minor, Inc.                                           85,369
   17,275 * PSS World Medical, Inc.                                      212,697
    4,600 * TECHE Corp.                                                  115,575
    7,800 * Theragenics Corp.                                             58,500
                                                                   -------------
                                                                       1,772,017
                                                                   -------------
            HOUSEHOLD PRODUCTS - 0.33%
    4,600   Church & Dwight Co., Inc.                                    196,363
    4,500   Libbey, Inc.                                                 134,719
    9,700 * Linens `N Things, Inc.                                       386,787
    1,504 * Samsonite Corp.                                                9,494
                                                                   -------------
                                                                         727,363
                                                                   -------------
            HUMAN RESOURCES - 0.64%
    2,900 * Data Processing Resources                                     44,044
   10,300 * Interim Services Inc.                                        224,668
    6,200 * Labor Ready, Inc. .                                          220,875
    7,300 * Metamor Worldwide, Inc.                                      199,838
    6,200   Norrell Corp.                                                115,088
   10,400 * Novacare Employee Services Inc.                               48,425
   21,800   Olsten Corp.                                                 193,475
    8,400 * Personnel Group of America                                    95,550
    2,100 * Probusiness Services Inc.                                     65,100
    3,000 * Remedytemp, Inc.                                              40,500
    6,000 * SCB Computer Technology                                       38,625
    4,600 * SOS Staffing Services, Inc.                                   27,888
    3,000 * Staff Leasing, Inc.                                           33,938
    4,200 * Staffmark, Inc.                                               45,675
    3,700 * Westaff, Inc.                                                 24,513
                                                                   -------------
                                                                       1,418,202
                                                                   -------------
            INFORMATION PROCESSING - 1.98 %
   14,980 * Acxiom Corp.                                                 404,460
    2,500 * Administaff, Inc.                                             40,000
    2,300 * Advent Software, Inc.                                        162,150
   10,500 * American Management Systems                                  333,375
    3,600 * CDW Computer Centers, Inc. .                                 156,600
    4,500 * ChoicePoint Inc.                                             270,563
    9,750 * CHS Electronics, Inc.                                         43,266
    3,400 * Complete Business Solutions                                   82,450
    4,700 * Decisionone Holdings Corp.                                    14,541
    1,400 * F.Y.I., Inc.                                                  38,500
    4,800 * InfoUSA, Inc., Class B                                        29,550
    9,000 * International Network Services                               336,375
   10,800 * Lycos, Inc.                                                1,085,398
    1,600 * Medical Manager Corp.                                         79,200
    3,400 * Micrel, Inc.                                                 190,400
    5,900 * Paymentech, Inc.                                             147,869
    2,800 * Pegasystems, Inc.                                             23,450
    7,200 * Safeguard Scientifics, Inc.                                  526,500
    3,700 * Sipex Corp.                                                   59,894
   20,600 * Sybase, Inc.                                                 199,563
    4,500 * Systemax, Inc.                                                61,313
    2,300 * Veeco Instruments, Inc.                                       70,725
                                                                   -------------
                                                                       4,356,142
                                                                   -------------
            INFORMATION PROCESSING - BUSINESS SOFTWARE - 1.03%
    4,400 * Alydaar Software Corp.                                        16,913
    3,400 * Aspect Development, Inc.                                      48,450
    5,400 * AXENT Technologies, Inc.                                      67,163
    2,918 * Baan Company NV                                               33,375
    6,000 * Cerner Corp.                                                 120,750
    5,500 * Clarify, Inc.                                                177,719
    1,200 * Engineering Animation, Inc.                                   26,850
    6,300 * Epicor Software Corporation                                   44,494
    4,300 * First Consulting Group, Inc.                                  48,375
    1,300 * Great Plains Software, Inc.                                   48,994
    4,800 * H.T.E., Inc.                                                  22,200
    6,500 * Harbinger Corp.                                               72,109
    6,500 * HNC Software, Inc.                                           175,906
   42,500 * Informix Corp.                                               282,890
    2,500 * Metro Information Services, Inc.                              57,500
    3,100 * New Era of Networks, Inc.                                    137,950
    3,400 * Peregrine Systems, Inc.                                       77,988
    5,600 * Quadramed Corp.                                               57,750
    8,800 * SAGA Systems, Inc.                                           103,400
    2,800 * Sanchez Computer Associates                                  192,850
    2,600 * SCM Microsystems, Inc.                                       150,800
    3,700 * SS&C Technologies, Inc.                                       46,250
    7,800 * TAVA Technologies, Inc.                                       57,038
    6,200 * Visio Corp.                                                  203,825
                                                                   -------------
                                                                       2,271,539
                                                                   -------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.92%
    8,394 * Artesyn Technologies, Inc.                                   177,323
   14,400 * Electronics for Imaging, Inc.                                706,500
   11,300 * Jabil Circut, Inc.                                           545,225
   13,700 * Komag, Inc.                                                   52,231
    8,000 * MEMC Electronic Materials                                     66,000

24       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - Continued
    9,000 * Micron Electronics, Inc.                               $      90,563
    6,700   OEA, Inc.                                                     67,419
    4,100 * Rambus, Inc.                                                 317,750
                                                                   -------------
                                                                       2,023,011
                                                                   -------------
            INFORMATION PROCESSING - COMPUTER SERVICES - 2.23%
   10,700 * Checkfree Holdings Corp.                                     503,569
   18,000 * CMGI, Inc.                                                 1,865,248
    4,000 * CNet, Inc.                                                   433,000
    8,425 * Computer Horizons Corp.                                      154,283
    5,900   Computer Task Group, Inc.                                     98,088
    2,700 * Concord Communications, Inc.                                 120,150
    4,200 * Cotelligent, Inc.                                             56,175
    1,500   Factset Research Systems, Inc.                                64,875
    3,000 * Intelligroup, Inc.                                            20,250
    4,000 * Mastech Corporation                                           76,750
    7,800   National Data Corp.                                          367,088
    4,700 * Nichols Research Corp.                                        95,175
    5,100 * Presstek, Inc.                                                35,700
   22,543 * Rationale Software Corp.                                     762,235
    8,400 * Security Dynamics Technologies                               159,600
    7,900 * Vantive Corp.                                                 85,913
                                                                   -------------
                                                                       4,898,099
                                                                   -------------
            INFORMATION PROCESSING - CONSUMER SOFTWARE - 0.85%
    3,300 * Advantage Learning Systems, Inc.                              73,425
    4,900 * BroadVision, Inc.                                            254,800
    3,900 * Imrglobal Corp.                                               81,656
    5,900 * Infoseek Corp.                                               247,063
    9,700 * Macromedia, Inc.                                             371,934
    4,000 * Mindspring Enterprises, Inc.                                 296,000
    9,400 * MTI Technology                                                84,600
    6,900 * Open Market, Inc.                                             85,388
    5,400 * QAD, Inc.                                                     18,900
    5,000 * Realnetworks, Inc.                                           354,375
                                                                   -------------
                                                                       1,868,141
                                                                   -------------
            INFORMATION PROCESSING - DATA SERVICES - 4.61%
    5,033 * ADAC Laboratories                                             40,579
    7,100   Analysts International Corp.                                 113,156
    8,800 * Anixter International, Inc.                                  155,650
    2,120 * Applied Graphics Technology                                   23,055
    5,400 * Aspen Technology, Inc.                                        56,363
    8,208 * Avant! Corp.                                                 100,035
    2,550 * Barra, Inc.                                                   61,200
   13,000 * Bea Systems, Inc.                                            264,875
    4,100 * Bell & Howell Co.                                            156,056
    6,000 * BISYS Group, Inc.                                            329,437
    4,300 * Black Box Corp.                                              196,188
    6,500 * CCC Information Services                                      83,688
   12,800 * CSG Systems International, Inc.                              408,799
   12,700 * Data General Corp.                                           166,688
    3,800 * Data Transmission Network                                     84,788
    2,900 * Davox Corp.                                                   24,288
    2,600 * Dialogic Corp.                                                86,775
   13,400 * Diamond Multimedia Systems                                    59,044
    3,700 * Documentum, Inc.                                              51,800
    3,700   Fair Issac & Co., Inc.                                       121,175
    8,900 * FileNet Corp.                                                 87,888
    7,300 * GT Interactive Software Corp.                                 28,972
    3,250   Henry Jack & Associates                                      114,766
    9,700 * HMT Technology Corp.                                          39,103
    9,310 * Hyperion Solutions Corp.                                     144,886
    2,100 * IDX Systems Corp.                                             50,138
    6,900 * Industri-Matematik International Corp.                        15,848
   10,100 * Information Resources, Inc.                                   85,850
    6,000   Innovex, Inc.                                                 80,250
   17,900 * Inprise Corp.                                                 66,006
    1,300 * INSpire Insurance Solutions, Inc.                             22,669
    4,700 * Integrated Systems, Inc.                                      58,163
    6,150 * JDA Software Group, Inc.                                      54,966
    3,150 * Kronos, Inc.                                                 116,599
    3,000 * Learning Tree International                                   31,500
    9,400 * Legato Systems, Inc.                                         514,649
    4,500 * Manugistics Group, Inc.                                       40,781
   15,800 * Mentor Graphics Corp.                                        199,475
    8,900 * Mercury Interactive Corp.                                    292,588
    4,200 * MICROS Systems, Inc.                                         131,250
    8,000   MTS Systems Corp.                                             95,000
    4,050 * National Instruments Corp.                                   154,153
   15,600 * Network Appliance, Inc.                                      735,636
    2,000 * Network Solutions, Inc.                                      127,250
   18,650 * NOVA Corp.                                                   414,963
   17,100 * Oak Technology, Inc.                                          59,850
    9,045 * Paxar Corp.                                                   81,970
    7,500 * Physician Computer Network                                     2,813
    5,285 * Primark Corp.                                                143,025
    5,650 * Progress Software Corp.                                      147,253
    2,300 * Project Software & Development                                65,406
   11,000 * PsiNet, Inc.                                                 489,500
    2,800 * QRS Corp.                                                    207,200
    3,520 * Renaissance Worldwide, Inc.                                   25,520
   13,200 * S3, Inc.                                                      88,688
    4,800 * Sandisk Corp.                                                148,800
    2,500 * Sapient Corp.                                                159,375
   11,200 * Sequent Computer Systems, Inc.                               145,600
    6,700 * SMART Modular Technologies                                   100,919
    3,500 * Splash Technology Holdings                                    28,000
    9,300 * Structural Dynamic Research                                  166,238
    3,100 * Sykes Enterprises, Inc.                                       96,488
   14,700 * Symantec Corp.                                               360,149
   12,850 * System Software Associates                                    26,102
   10,000 * Systems & Computer Technology                                163,125
   10,125 * Technology Solutions Co.                                      94,289
    6,800 * Transaction Systems Architects, Class A                      216,749
    5,000 * Viasoft, Inc.                                                 19,688
    2,800 * Volt Information Sciences, Inc.                               48,300
   10,300 * Wang Laboratories, Inc.                                      298,055
    8,175 * Wind River Systems, Inc.                                     171,675
    5,900 * Xircom, Inc.                                                 148,975
    4,800 * Zebra Technologies Corp., Class A                            154,200
                                                                   -------------
                                                                      10,144,940
                                                                   -------------
            INFORMATION PROCESSING - NETWORKING - 1.61%
    9,600 * Concentric Network Corp.                                     310,200
    4,200 * Earthlink Network, Inc.                                      224,700
    6,900 * Excite, Inc.                                                 917,700
    5,800 * Exodus Communications, Inc.                                  435,000
   13,300 * Picturetel Corp.                                             118,038
   15,800 * PMC-Sierra, Inc.                                             767,288
    6,000 * Remedy Corp.                                                 114,000
   14,200 * USWeb Corporation                                            360,325
    2,400 * Verio, Inc.                                                  130,200
    5,700 * Visual Networking, Inc.                                      168,150
                                                                   -------------
                                                                       3,545,601
                                                                   -------------

MAY 31, 1999   SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       25

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            INSURANCE - CASUALTY - 0.83%
    5,000 * Acceptance Insurance Co., Inc.                         $      78,438
    4,700   Baldwin & Lyons, Inc., Class B                                98,406
    5,100   Commerce Group, Inc.                                         118,256
    3,300   E.W. Blanch Holdings, Inc.                                   211,199
    1,300 * FPIC Insurance Group, Inc.                                    58,663
    8,217   Frontier Insurance Group, Inc.                               141,230
    9,700   HCC Insurance Holdings, Inc.                                 215,825
    3,500   Highlands Insurance Group                                     37,406
    2,800   Midland Co.                                                   68,600
    3,800   NAC Re Corp.                                                 207,337
    1,100   Nymagic, Inc.                                                 13,750
    6,200 * Risk Capital Holdings, Inc.                                   99,200
    2,000   RLI Corp.                                                     74,375
    7,200   Selective Insurance Group                                    135,899
    1,800   Stewart Information Services Corporation                      34,988
    3,350   Trenwick Group, Inc.                                         105,525
    3,505   United Fire & Casualty Co.                                    91,130
    5,300   Vesta Insurance Group, Inc.                                   26,831
                                                                   -------------
                                                                       1,817,058
                                                                   -------------
            INSURANCE - LIFE - 0.62%
    6,700   American Heritage Life Investments                           155,775
    2,900   American Medical Security Group                               27,006
    4,400   Arm Financial Group, Inc., Class A                            66,000
      600   Kansas City Life Insurance Co.                                49,209
    9,200   Life USA Holding, Inc.                                       183,425
      500 * National Western Life Insurance Co., Class A                  48,000
    7,200   Presidential Life Corp.                                      132,300
    9,825   Reinsurance Group of America                                 383,175
    7,800 * UICI                                                         187,200
    5,350   W.R. Berkley                                                 135,756
                                                                   -------------
                                                                       1,367,846
                                                                   -------------
            INSURANCE - MISCELLANEOUS - 1.22%
    6,000 * Amerin Corp.                                                 161,250
    4,100   Arthur J. Gallaher & Co.                                     199,618
    4,387   Brown & Brown, Inc.                                          156,561
    5,600   Capital Re Corp.                                              91,350
    2,900   Chicago Title Corporation                                    106,756
    9,000   Crawford & Co., Class B                                      123,750
    2,700   Executive Risk, Inc.                                         230,175
    6,450   Fidelity National Financial                                  109,247
    4,600   Foremost Corp. of America                                    102,063
    3,200   Harleysville Group                                            62,000
    7,250   HSB Group, Inc.                                              297,703
    2,747   Liberty Corp.                                                141,986
   15,200 * Mid Atlantic Medical Services, Inc.                          157,700
    4,200   MMI Companies, Inc.                                           72,450
    5,600   Radian Group, Inc.                                           283,150
    4,200   SCPIE Holdings, Inc.                                         119,700
    1,250   White Moutain Insurance Group                                186,250
    4,100   Zenith National Insurance Corp.                               93,275
                                                                   -------------
                                                                       2,694,984
                                                                   -------------
            INSURANCE - MULTILINE - 0.62%
    4,650   Alfa Corp.                                                    79,631
    4,878   American Annuity Group, Inc.                                 114,633
    6,253   AmerUs Life Holdings, Inc.                                   161,406
    4,400   Argonaut Group, Inc.                                         118,250
    5,600   CNA Surety Corp.                                              81,200
    3,635 * Delphi Financial Group, Inc., Class A                        126,099
    7,900   FBL Financial Group, Inc., Class A                           158,494
    4,700   Land America Financial Group                                 134,831
    1,050 * Markel Corp.                                                 198,187
    1,500   Meadowbrook Insurance Group                                   20,250
    5,940 * Medical Assurance, Inc.                                      165,949
    6,200   PennCorp Financial Group, Inc.                                 3,488
                                                                   -------------
                                                                       1,362,418
                                                                   -------------
            LEISURE TIME - 1.06%
   15,300 * Acclaim Entertainment, Inc.                                   98,972
    3,700 * Action Performance Co., Inc.                                 140,600
    2,100 * Anchor Gaming                                                 93,975
    6,000 * Bally Total Fitness Holdings Corp.                           153,375
    9,300 * Boyd Gaming Corp.                                             55,219
      100   Churchill Downs, Inc.                                          3,275
    5,600 * Family Golf Centers, Inc.                                     50,925
    8,500 * Handleman Co.                                                100,406
    5,100 * Hollywood Park, Inc.                                          73,631
    5,800   Polaris Industries, Inc.                                     249,763
   15,400 * Premier Parks, Inc.                                          548,624
    4,600 * Scotts Co., Class A                                          202,400
    1,700 * Speedway Motorsports                                          68,213
    5,400 * Station Casinos, Inc.                                         93,488
    6,450 * Sunterra Corp.                                                87,478
    6,800 * Vail Resorts, Inc.                                           140,250
    3,300 * Vistana, Inc.                                                 51,150
    7,200   Winnebago Industries, Inc.                                   118,800
                                                                   -------------
                                                                       2,330,544
                                                                   -------------
            LODGING - 0.54%
    9,700 * Choice Hotels International, Inc.                            150,956
    4,100   Deltic Timber Corp.                                          101,988
   14,900 * Extended Stay America, Inc.                                  158,313
    7,500 * Host Marriott Services Corp.                                  58,594
    6,039   Marcus Corp.                                                  75,865
   14,080   Meristar Hospitality Corp.                                   308,000
    8,900 * NS Group, Inc.                                                63,413
   12,800 * Prime Hospitality Corp.                                      133,600
    7,100 * Red Roof Inns, Inc.                                          127,800
                                                                   -------------
                                                                       1,178,529
                                                                   -------------
            MACHINE - CONTRACT - 0.05%
    4,800 * Rental Service Corp.                                         114,600
                                                                   -------------
            MACHINE TOOLS - 0.46%
    3,450 * Chase Industries, Inc.                                        28,894
    7,600 * Gilead Sciences, Inc.                                        331,550
    3,200   Gleason Corp.                                                 53,600
    9,700   Milacron, Inc.                                               206,731
    5,000   OmniQuip International, Inc.                                  52,813
    3,600 * PRI Automation, Inc.                                          88,200
    7,600   Roper Industries, Inc.                                       245,100
                                                                   -------------
                                                                       1,006,888
                                                                   -------------
            MACHINERY - AGRICULTURE - 0.10%
    2,700   Allied Products Corp.                                         14,006
    5,400   Lindsay Manufacturing Co.                                     95,175
    3,500   Toro Co.                                                     117,469
                                                                   -------------
                                                                         226,650
                                                                   -------------
            MACHINERY - CONSTRUCTION & CONTRACTS - 0.96%
    2,200 * Astec Industries, Inc.                                        82,225
    6,100   Blount, Inc., Class A                                        170,038
    5,100 * Calpine Corp.                                                276,356
    4,700 * CDI Corp.                                                    152,163
    4,700   Columbus McKinnon Corp.                                      116,913
    8,100   Foster Wheeler Corp.                                         111,375
    4,750   Granite Construction, Inc.                                   133,297
    8,500 * Insituform Technologies, Inc., Class A                       142,375

26       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            MACHINERY - CONSTRUCTION & CONTRACTS -  Continued
    5,400 * Jacobs Engineering Group, Inc.                         $     200,813
    5,900   Kaman Corp., Class A                                          78,175
    3,900 * McDermott J. Ray S.A.                                        138,206
    4,822 * Morrison Knudsen Corp.                                        47,919
    3,400   Stone & Webster, Inc.                                         83,300
    5,200   TJ International, Inc.                                       143,000
    7,542 * United Rentals, Inc.                                         226,260
                                                                   -------------
                                                                       2,102,415
                                                                   -------------
            MACHINERY - INDUSTRIAL/SPECIALTY - 2.56%
    7,350   AAR Corp.                                                    145,163
    4,738 * Albany International Corp., Class A                          111,047
    6,075   Applied Industrial Tech., Inc.                               102,895
    9,680   Applied Power, Inc. Class A                                  234,740
    6,873   Baldor Electric Co.                                          132,305
    5,000   Briggs & Stratton Corp.                                      312,499
    7,280   Burlington Coat Factory Whse                                 122,850
    6,100 * DII Group, Inc.                                              200,918
    4,600   Exide Corp.                                                   71,875
    9,700   Flowserve Corp.                                              198,850
    2,000   Franklin Electric Co., Inc.                                  124,250
    5,200 * Gardner Denver, Inc.                                          89,050
    1,275   General Binding Corp.                                         26,138
    5,550   Graco, Inc.                                                  181,416
    5,200 * Halter Marine Group, Inc.                                     38,350
    4,400   Helix Technology Corp.                                        75,075
    4,800   Hughes Supply, Inc.                                          129,300
    7,350   IDEX Corp.                                                   208,096
    4,100 * Ionics, Inc.                                                 128,381
   10,200   JLG Industries, Inc.                                         196,988
    5,900 * Kulicke & Soffa Industries                                   124,638
    5,850   Lilly Industries, Inc., Class A                              111,516
   11,200   Lincoln Electric Holdings                                    250,600
    6,562   Manitowoc Co.,Inc.                                           223,108
    8,800   Newport News Shipbuilding                                    242,000
    3,600   Nordson Corp.                                                211,500
    4,440 * Oak Industries, Inc.                                         213,953
    5,300   Regal-Beloit Corp.                                           123,225
    2,400   Robbins & Myers, Inc.                                         57,300
    5,200   Scotsman Industries, Inc.                                    106,925
    4,400 * Specialty Equipment Companies                                127,600
    5,437 * Speedfam-IPEC Inc.                                            71,361
    2,700 * SPS Technologies, Inc.                                       114,413
    8,100   Stewart & Stevenson Services                                  89,100
    8,750 * Stillwater Mining Co.                                        279,453
    3,700   Tecumseh Products Co., Class A                               244,199
    2,700   Tennant Co.                                                   91,800
    5,600   Watts Industries, Inc., Class  A                              94,850
    3,300 * Zoltek Companies, Inc.                                        25,575
                                                                   -------------
                                                                       5,633,302
                                                                   -------------
            MEDICAL TECHNOLOGY - 1.32%
    3,900 * Affymetrix, Inc.                                             136,987
   15,200 * Alaris Medical, Inc.                                          76,000
    4,400 * Aviron                                                        95,150
    4,600 * Biomatrix, Inc.                                              140,875
    4,300 * Bio-Rad Laboratories, Inc., Class A                          121,206
    5,600 * Cytyc Corp.                                                  116,200
    3,800 * Dendrite International, Inc.                                 125,400
    7,875 * Enzo Biochem, Inc.                                            84,656
    5,900 * Haemonetics Corp.                                            112,100
    3,900 * Hologic, Inc.                                                 29,738
    9,100 * Idexx Laboratories, Inc.                                     232,050
    2,000 * IGEN International, Inc.                                      57,500
    3,000 * Kendle International, Inc.                                    41,063
   11,800 * Liposome, Inc.                                               168,888
    2,200 * Maxxim Medical ,Inc.                                          34,925
    1,400 * OEC Medical Systems, Inc.                                     33,425
    1,600 * On Assignment, Inc.                                           41,000
    9,118 * Organogenesis, Inc.                                          100,868
    1,800 * Perclose, Inc.                                                70,875
    6,300 * Protein Design Labs, Inc.                                    123,638
    7,500 * Quest Diagnostics, Inc.                                      191,719
    2,900 * ResMed, Inc.                                                  81,381
    2,800 * Sabratek Corp.                                                63,350
   13,124 * Scios Nova, Inc.                                              47,575
    7,275 * Serologicals Corp.                                            57,745
    4,200 * Thermo Cardiosystems, Inc.                                    50,138
    6,900 * Thermolase Corp.                                              16,388
    3,400 * ThermoTrex Corp.                                              27,838
    4,300 * Transkaryotic Therapies, Inc.                                129,538
    6,400 * US Bioscience, Inc.                                           51,600
    2,300 * Ventana Medical Systems, Inc.                                 46,000
    3,474   West Pharmaceutical Services                                 119,202
    2,050 * Xomed Surgical Products, Inc.                                 83,538
                                                                   -------------
                                                                       2,908,556
                                                                   -------------
            MERCHANDISE - DRUG - 0.99%
    1,800 * Andrex Corporation                                           181,575
    3,700 * Duane Reade, Inc.                                            117,938
    9,100 * Express Scripts, Inc., Class A                               638,138
    8,000   Longs Drug Stores Corp.                                      278,500
   12,400 * Medimmune, Inc.                                              788,950
   16,900 * Perrigo Co.                                                  155,269
    4,600   Weider Nutrition International                                24,150
                                                                   -------------
                                                                       2,184,520
                                                                   -------------
            MERCHANDISE - SPECIALTY - 2.52%
    1,700 * Advanced Energy Industries                                    42,288
    5,800 * Ames Department Stores, Inc.                                 237,800
    9,100 * APAC Teleservices, Inc.                                       33,556
    6,818   Arctic Cat, Inc.                                              56,675
    5,600 * Avid Technology, Inc.                                         91,000
    1,600 * Bush Boake Allen, Inc.                                        46,100
   13,300   Caseys General Stores, Inc.                                  178,719
    9,067   Cash America International                                   115,038
    7,500 * Central Garden & Pet Co.                                     101,250
   33,200 * Charming Shoppes, Inc.                                       168,075
    4,800 * Cole National Corp., Class A                                  44,100
    5,600 * Compucom Systems, Inc.                                        23,100
    2,300 * Copart, Inc.                                                  41,975
   24,400 * Corporate Express, Inc.                                      160,124
    4,200 * Daisytek International Corp.                                  67,200
    4,500 * Department 56, Inc.                                          149,344
    9,800 * Earthshell Corp.                                              73,500
    4,500   Enesco Group, Inc.                                           103,219
    5,700 * Finish Line                                                   70,181
    3,150 * Fossil, Inc.                                                 132,103
    5,200 * Franklin Covey Co.                                            50,700
    5,000   Friedman's, Inc., Class A                                     45,000
    5,950 * Garden Ridge Corp.                                            36,444
    4,400 * Gibson Greetings, Inc.                                        31,900
    2,900 * Guitar Center, Inc.                                           44,225
    6,700   Hancock Fabrics, Inc.                                         38,106
    4,005   Hancock Holding Co.                                          177,220
   19,800 * Hanover Direct, Inc.                                          50,738
   15,100 * Homebase, Inc.                                                85,881
   10,468 * Inacom Corp.                                                 115,802
    2,800 * JLK Direct Distribution, Inc.                                 30,800
    8,200   Jostens, Inc.                                                173,224
    3,578   K2, Inc.                                                      35,556
    2,100 * Keystone Automotive Industries                                33,994
    5,400 * Knoll, Inc.                                                  130,949
    2,600   LabOne, Inc.                                                  31,200
    6,100 * Michaels Stores, Inc.                                        163,175

MAY 31, 1999   SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       27

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            MERCHANDISE - SPECIALTY - Continued
    8,800 * Micro Warehouse, Inc.                                  $     136,400
    5,200 * MicroAge, Inc.                                                29,088
    5,400 * Petco Animal Supplies, Inc.                                   76,275
   29,000 * Petsmart, Inc.                                               261,000
    4,963   Price Enterprises, Inc.                                       38,463
    3,700 * Rent-Way, Inc.                                                92,963
    2,700   Russ Berrie and Co., Inc.                                     69,356
    8,300   Seitel, Inc.                                                 131,244
   14,100 * Sitel Corp.                                                   38,775
    9,500   Sotheby's Holdings, Inc., Class A                            360,405
    1,914   South Jersey Industries, Inc.                                 53,592
    7,400 * Spiegel, Inc., Class A                                        54,575
    8,050 * Sports Authority, Inc.                                        40,250
    2,800 * Sports Line USA, Inc.                                        104,125
    5,100   Sturm, Ruger & Co., Inc.                                      57,056
   13,800 * Sunglass Hut International                                   210,449
    5,700 * Twinlab Corp.                                                 52,369
    8,600 * United Stationers, Inc.                                      161,250
    2,400 * West Marine, Inc.                                             30,900
    8,900 * Zale Corp.                                                   343,206
                                                                   -------------
                                                                       5,552,002
                                                                   -------------
            MERCHANDISING - DEPARTMENT - 0.13%
      800 * 99 Cents Only Stores                                          37,700
    1,300 * Alexander's, Inc.                                             97,175
    3,300 * K&G Men's Center, Inc.                                        36,713
    5,400 * Maxim Group, Inc.                                             48,600
       16   May Department Stores Co.                                        693
    7,500 * Stein Mart, Inc.                                              68,906
                                                                   -------------
                                                                         289,787
                                                                   -------------
            MERCHANDISING - FOOD - 0.51%
    4,800 * CEC Entertainment, Inc.                                      181,500
       75   Farmer Brothers Co.                                           15,375
   14,400   Fleming Companies, Inc.                                      148,500
    4,600   Great Atlantic & Pacific Tea                                 150,650
    6,400 * IHOP Corp.                                                   152,800
    2,300   Ingles Markets, Inc., Class A                                 28,175
    7,000   Ruddick Corp.                                                123,375
    3,000 * Smart & Final, Inc.                                           28,688
    8,500 * Smithfield Foods, Inc.                                       226,843
    7,200   Zapata Corporation                                            58,050
                                                                   -------------
                                                                       1,113,956
                                                                   -------------
            MERCHANDISING - MASS - 0.20%
    3,800 * Coldwater Creek, Inc.                                         76,000
    5,250 * Insight Enterprises, Inc.                                    133,219
    6,500 * ShopKo Stores, Inc.                                          230,750
                                                                   -------------
                                                                         439,969
                                                                   -------------
            METALS - ALUMINUM - 0.21%
    6,100 * ACX Technologies, Inc.                                        75,869
    7,000   Century Aluminum Co.                                          45,063
    5,000   Commonwealth Industries, Inc.                                 53,750
    4,400   IMCO Recycling, Inc.                                          73,700
    5,500 * Kaiser Aluminum Corp.                                         48,125
    7,500   Tredegar Corporation                                         160,781
                                                                   -------------
                                                                         457,288
                                                                   -------------
            METALS - COPPER - 0.11%
    7,600   ASARCO, Inc.                                                 122,075
    4,800 * Wolverine Tube, Inc.                                         114,300
                                                                   -------------
                                                                         236,375
                                                                   -------------
            METALS - MISCELLANEOUS - 0.35%
    4,400   Brush Wellman, Inc.                                           74,525
    3,337   Castle A. M. & Co.                                            51,306
    4,033   Commercial Metals Co.                                         94,523
   14,500 * Hecla Mining Co.                                              35,344
    5,100   Precision Castparts Corp.                                    206,550
    4,500 * RTI International Metals                                      59,906
    9,700 * Steel Dynamics, Inc.                                         165,506
    5,900   Titanium Metals Corp.                                         41,300
    1,900   Tremont Corp.                                                 37,050
                                                                   -------------
                                                                         766,010
                                                                   -------------
            METALS - STEEL - 1.23%
   11,300   AK Steel Holding Corp.                                       271,199
   24,800 * Armco, Inc.                                                  159,650
   29,495 * Bethlehem Steel Corp.                                        245,176
    8,200   Birmingham Steel Corp.                                        42,025
    4,500   Carpenter Technology Corp.                                   128,250
    5,300 * Citation Corp.                                                71,219
    4,200   Cleveland-Cliffs, Inc.                                       155,400
    3,550   Commercial Intertech Corp.                                    53,694
    2,300   Gibraltar Steel Corp.                                         49,881
    7,200   Intermet Corp.                                                99,900
   20,600   LTV Corp.                                                    126,175
    8,600 * Metals USA, Inc.                                              98,900
    9,000 * Mueller Industries, Inc.                                     261,000
    8,500   National Steel Corp., Class B                                 64,813
    5,400   Oregon Steel Mills, Inc.                                      73,913
    5,500   Quanex Corp.                                                 143,688
    2,500   Reliance Steel & Aluminium Co.                                89,063
    6,000 * Rohn Industries, Inc.                                          9,000
    9,494   Ryerson Tull, Inc.                                           218,362
    3,300 * Shiloh Industries, Inc.                                       40,838
    7,700   Valmont Industries, Inc.                                     127,291
    3,400 * WHX Corp.                                                     25,500
    7,400 * Wyman-Gordon Co.                                             142,913
                                                                   -------------
                                                                       2,697,850
                                                                   -------------
            MOBILE HOMES - 0.42%
   10,152 * Champion Enterprises, Inc.                                   207,482
    6,300   Coachmen Industries, Inc.                                    138,600
    2,500   McGrath Rentcorp                                              46,875
    1,900 * Monaco Coach Corp.                                            57,000
    3,900 * National R.V. Holdings, Inc.                                 100,181
   11,800   Oakwood Homes Corp.                                          147,500
    4,200   Skyline Corp.                                                130,988
    3,875   Thor Industries, Inc.                                        101,961
                                                                   -------------
                                                                         930,587
                                                                   -------------
            MISCELLANEOUS - 2.77%
   49,700 * 7-eleven, Inc.                                               118,038
    2,200 * Abacus Direct Corp.                                          161,838
    6,700 * Alternative Resources Corp.                                   51,088
    6,700   AMCOL International Corp.                                     95,056
    4,200 * AMERCO, Inc.                                                 105,000
    4,600   Arch Coal, Inc.                                               67,275
    7,000 * Associated Group, Inc., Class A                              454,999
    3,000 * Aviation Sales Company                                       115,500
    2,800 * Avondale Industries, Inc.                                    102,200
    4,100 * Bacou U.S.A., Inc.                                            66,881
   11,400 * Billing Concepts Corp.                                       142,500
    5,500 * Borg-Warner Security Corp.                                    89,719
    1,800 * Boron LePore & Associates, Inc.                               16,650
   13,350 * Brightpoint, Inc.                                             75,928
    3,081 * Building One Services Corp.                                   41,208
    9,200   C. H. Robinson Worldwide, Inc.                               297,274
    3,400   Cabot Industrial Trust                                        73,100
    5,800 * Cadiz, Inc.                                                   59,450
    1,400 * Capital Senior Living Corp.                                   15,225
    4,600 * Caribiner International, Inc.                                 24,725

28       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            MISCELLANEOUS - Continued
   10,700 * Catalytica, Inc.                                       $     127,063
    3,984   Cdnow, Inc.                                                   71,463
    2,150   Central Parking Corp.                                         69,875
   11,400 * Century Business Services                                    126,825
    4,200 * Championship Auto Racing Teams                               141,225
    1,800 * Coinmach Laundry Corp.                                        22,050
    5,600 * Computer Learning Centers                                     28,000
    7,516 * Gemstar Group Ltd.                                           464,583
    6,000 * Hvide Marine, Inc., Class A                                   11,063
    3,400 * Integrated Electrical Services                                51,213
    3,000 * Iron Mountain, Inc.                                           82,875
    1,200 * Kroll-O'Gara Co.                                              24,113
    2,400 * Lason, Inc.                                                   91,950
    4,100   Matthews International Corp., Class A                        118,900
    2,100 * MemberWorks Incorporated                                      95,025
    3,500 * Metzler Group, Inc.                                          114,625
    7,200 * Musicland Stores Corp Com                                     63,900
    1,400 * ONSALE, Inc.                                                  27,300
    2,900 * Polycom, Inc.                                                 74,313
    5,000 * Prepaid Legal Services, Inc.                                 132,813
    7,900 * Protection Onc, Inc.                                          43,450
    5,800 * Rayovac Corp.                                                146,450
    6,750   Regis Corp.                                                  162,844
    7,500 * Romac International, Inc.                                    107,813
    7,500 * Scott Technologies, Inc.                                     141,563
    2,100 * Service Experts, Inc.                                         38,981
    8,500 * Sola International, Inc.                                     141,844
    4,200 * Triangle Pharmaceuticals, Inc.                                77,700
    7,700   Valhi, Inc.                                                   90,956
    5,800 * Veritas DGC, Inc.                                            105,850
    5,300 * Veterinary Centers of America                                 73,869
    4,600   Wackenhut Corp.                                              105,800
    3,900 * Wackenhut Corrections Corp.                                   78,000
    4,200 * Wesley Jessen VisionCare                                     130,725
    6,000 * West Teleservices Corp.                                       45,750
    3,600 * Westell Technologies, Inc., Class A                           24,975
    4,900   Westinghouse Air Brake Co.                                   112,088
    6,300 * Whittman-Hart, Inc.                                          178,763
    4,100   Woodward Governor Co.                                        102,500
    5,500 * World Access, Inc.                                            62,563
                                                                   -------------
                                                                       6,085,312
                                                                   -------------
            NATURAL GAS - DIVERSIFIED - 0.73%
    7,750   Atmos Energy Corp.                                           198,594
    5,200   Eastern Enterprises                                          180,375
    6,100 * Hanover Compressor Company                                   169,275
    4,500   Laclede Gas Co.                                               99,281
    4,500   New Jersey Resources Corp.                                   169,875
    4,567 * Southern Union Co.                                           103,328
    7,200   Southwest Gas Corp.                                          203,400
    8,300   UGI Corp.                                                    163,406
    9,300   WICOR, Inc.                                                  237,150
    6,600   Western Gas Resources, Inc.                                   85,800
                                                                   -------------
                                                                       1,610,484
                                                                   -------------
            OIL - INTEGRATED DOMESTIC - 0.09%
    1,800 * Belco Oil and Gas Corporation                                 14,288
    7,875   Cross Timbers Oil Co.                                         85,148
    9,100 * Tesoro Petroleum Corp.                                       107,494
                                                                   -------------
                                                                         206,930
                                                                   -------------
            OIL - SERVICE - PRODUCTS - 0.69%
    8,150 * Barrett Resources Corp.                                      275,571
    2,700 * Drill Quip                                                    69,694
    3,100   Getty Realty Corp.                                            42,431
    5,700 * Global Industrial Technologies                                70,894
    3,600 * Gulf Island Fabrication, Inc.                                 38,925
   32,300 * Kelley Oil & Gas Corp.                                        22,206
    8,000 * Lone Star Technologies, Inc.                                 124,500
    2,700 * Maverick Tube Corp.                                           34,931
   13,500 * Ocean Energy, Inc.                                           133,313
   22,200 * Parker Drilling Co.                                           69,375
   12,800 * Pride International, Inc.                                    133,600
   45,085 * Santa Fe Snyder Corp.                                        383,222
    6,300 * TransMontaigne, Inc.                                          88,988
    5,200 * Trico Marine Services, Inc.                                   36,725
                                                                   -------------
                                                                       1,524,375
                                                                   -------------
            OIL - SERVICES - 0.52%
    4,700 * Key Energy Services                                           14,981
   14,000 * Marine Drilling Companies, Inc.                              201,249
    7,900   Mascotech, Inc.                                              123,438
    6,500 * Oceaneering International, Inc.                              100,344
    6,800 * Offshore Logistics, Inc.                                      76,925
    3,000 * OMNI Energy Services Corp.                                    13,125
    5,350   Pennsylvania Enterprises, Inc.                               155,150
    5,400 * Pool Energy Services Co.                                      91,125
    6,400   Range Resources Corp.                                         30,800
   11,500 * Tuboscope, Inc.                                              153,813
    5,300 * UTI Energy Corp.                                              76,188
    7,700 * Unova, Inc.                                                  111,650
                                                                   -------------
                                                                       1,148,788
                                                                   -------------
            OIL/GAS PRODUCERS - 1.36%
    3,200 * Atwood Oceanics, Inc.                                         92,800
    8,300 * Benton Oil and Gas Co.                                        29,050
    4,800   Berry Petroleum Co., Class A                                  68,400
    9,700 * Brown Shoe Company, Inc.                                     125,494
    7,000   Cabot Oil & Gas Corp., Class A                               125,125
   22,016   Chesapeake Energy Corp.                                       46,784
    6,400 * Comstock Resources, Inc.                                      26,000
    5,800   Devon Energy Corp.                                           201,550
    9,300 * EEX Corporation                                               63,356
    9,200   Equitable Resources, Inc.                                    290,375
    7,400 * Forest Oil Corp.                                              78,163
   27,800 * Grey Wolf, Inc.                                               57,338
   31,700 * Harken Energy Corp.                                           61,419
   11,300   Helmerich & Payne, Inc.                                      263,431
    1,400   Holly Corp.                                                   17,850
   12,300 * Input/Output, Inc.                                           104,550
    6,500   KCS Energy, Inc.                                               3,656
    5,000 * Louis Dreyfus Natural Gas Corp.                               97,500
    2,300   Mitchell Energy & Development, Class A                        36,800
    8,300 * Newfield Exploration Co.                                     210,613
    6,700 * Nuevo Energy Co.                                             102,175
    8,100 * Patterson Energy, Inc.                                        67,584
    6,400 * Plains Resources, Inc.                                       110,000
   10,300   Pogo Producing Co.                                           188,619
    3,400   St. Mary Land & Exploration                                   68,000
    4,100 * Stone Energy Corp.                                           154,519
    5,610 * Swift Energy Co.                                              72,579
    4,000 * The Houston Exploration Company                               75,250
    7,300 * Titan Exploration, Inc.                                       33,763
   10,800   Vintage Petroleum, Inc.                                      121,500
                                                                   -------------
                                                                       2,994,243
                                                                   -------------
            PAPER/FOREST PRODUCTS - 0.78%
    7,200 * Buckeye Technologies, Inc.                                   117,450
    6,300   Caraustar Industries, Inc.                                   166,163
   13,000   Longview Fibre Co.                                           176,313

MAY 31, 1999   SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       29

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            PAPER/FOREST PRODUCTS - Continued
   10,700   P. H. Glatfelter Co.                                   $     142,444
    5,700   Potlatch Corp.                                               224,438
    5,700   Rayonier, Inc.                                               265,762
    4,000   Schweitzer-Mauduit, Inc.                                      61,250
    3,500   Standard Register Co.                                        104,125
   13,200   Unisource Worldwide, Inc.                                    155,100
    2,300   Universal Forest Products                                     41,400
   14,834   Wausau-Mosinee Paper Corp.                                   267,011
                                                                   -------------
                                                                       1,721,456
                                                                   -------------
            PHOTOGRAPHY - 0.12%
    2,520   CPI Corp.                                                     79,380
      313 * Panavision, Inc.                                               2,602
    5,500 * Photronics, Inc.                                             108,625
    5,400 * Ultratech Stepper, Inc.                                       70,875
                                                                   -------------
                                                                         261,482
                                                                   -------------
            POLLUTION CONTROL - 0.57%
   61,800 * Aqua Alliance, Inc.                                          146,775
      560   Arcadis N.V.                                                   4,200
    9,000   Calgon Carbon Corp.                                           51,188
    6,150 * Cuno, Inc.                                                   112,622
    9,200   Dames & Moore, Inc.                                          144,900
    1,225   Mine Safety Appliances Co.                                    76,563
   18,900 * Newpark Resources, Inc.                                      170,100
   10,585 * Safety Kleen                                                 166,052
    8,500 * Superior Services, Inc.                                      182,219
    9,750 * Tetra Tech, Inc.                                             207,188
                                                                   -------------
                                                                       1,261,807
                                                                   -------------
            PUBLISHING - NEWS - 0.33%
    5,900   Hollinger International, Inc.                                 81,863
    9,200   Lee Enterprises, Inc.                                        266,800
    5,800   Media General, Inc., Class A                                 299,425
    7,400   Network Equipment Technologies                                76,775
                                                                   -------------
                                                                         724,863
                                                                   -------------
            PUBLISHING/PRINTING - 1.44%
    7,000 * American Business Products                                   111,563
    7,250   Banta Corp.                                                  177,625
    2,200 * Berlitz International, Inc.                                   46,888
    4,800 * Big Flower Holdings, Inc.                                    149,400
    9,400   Bowne & Co., Inc.                                            157,450
    2,800 * Consolidated Graphics, Inc.                                  129,150
    7,600   Houghton Mifflin Co.                                         349,599
    9,500   John H. Harland Co.                                          169,813
    6,400   John Wiley & Sons, Inc., Class A                             276,400
    5,900 * Journal Register Co.                                         102,513
    5,975   McClatchy Company, Class A                                   219,954
    4,700   Merrill Corp.                                                 71,088
    4,700   New England Business Service                                 127,781
    3,300 * Scholastic Corp.                                             160,050
    2,800 * Scientific Games Holdings                                     50,225
   12,600 * Valassis Communications, Inc.                                438,638
    8,900   Wallace Computer Services,  Inc.                             204,144
    9,100 * World Color Press, Inc.                                      232,050
                                                                   -------------
                                                                       3,174,331
                                                                   -------------
            RAILROAD - 0.22%
    4,300   Florida East Coast Industries                                150,500
    6,900 * Motivepower Industries, Inc.                                 116,869
   11,100 * Wisconsin Central Transport                                  219,225
                                                                   -------------
                                                                         486,594
                                                                   -------------
            REAL ESTATE - 0.56%
    2,300 * Avatar Holdings, Inc.                                         42,550
    5,900   Brandywine Realty Trust                                      114,681
    3,330 * Castle & Cooke, Inc.                                          52,031
    4,400 * CB Richard Ellis Services                                     85,250
    6,475   Cousins Properties, Inc.                                     224,602
    4,000   Forest City Enterprises, Inc., Class A                       110,750
    7,200 * Grubb & Ellis Co.                                             45,900
    5,200 * Insignia Financial Group, Inc.                                63,700
    7,100   LNR Property Corp.                                           142,000
   18,433   Republic Bancorp, Inc.                                       238,477
    2,700   SL Green Realty Corp.                                         58,725
    2,300   Tejon Ranch Co.                                               61,238
                                                                   -------------
                                                                       1,239,904
                                                                   -------------
            REAL ESTATE INVESTMENT TRUSTS - 6.27%
      500   Alexandria Real Estate Equitie                                15,813
    5,700   American Health Properties Com-Core Group                    114,000
    6,600   Amli Residential Properties                                  148,913
    3,400   Associated Estates Realty                                     38,888
    3,200   Bedford Prpty Investors, Inc.                                 55,400
    9,200   Berkshire Realty Co., Inc.                                   105,225
    5,373   Bradley Real Estate, Inc.                                    112,161
   10,030   BRE Properties, Inc., Class A                                258,899
   13,800   Burnham Pacific Properties                                   152,663
   11,041   Camden Property Trust                                        302,937
    7,900   Capital Automotive REIT                                      102,206
   17,850   Capstead Mortgage Corp.                                      103,753
    5,800   CBL & Associates Properties                                  149,713
    4,500   CenterPoint Properties Corp.                                 161,438
    5,300   Chateau Communities, Inc.                                    159,994
    3,900   Chelsea GCA Properties                                       147,956
    6,600   Colonial Properties Trust                                    185,213
   12,800   Commercial Net Lease Realty                                  168,800
    9,400   Cornerstone Realty Income                                     98,113
    7,800   Criimi Mae, Inc.                                              18,038
    6,100   Crown American Realty Trust                                   46,894
   14,600   Developers Diversified Realty                                240,900
   17,200   Dynex Capital, Inc.                                           53,750
    4,200   EastGroup Properties, Inc.                                    85,313
   12,400   Equity Inns, Inc.                                            118,575
    3,800   Essex Property Trust, Inc.                                   122,075
   10,000   Federal Realty Investment Trust                              231,249
   16,081   Felcor Lodging Trust, Inc.                                   364,837
    9,400   First Industrial Realty Trust                                254,388
    6,020 * First Union Real Estate                                       30,476
    9,600   Franchise Finance Corp.                                      236,400
    6,600   Gables Residential Trust                                     158,400
    8,900   General Growth Properties                                    342,094
    8,000   Glenborough Realty Trust, Inc.                               146,500
    6,100   Glimcher Realty Trust                                        103,319
      500   Great Lakes REIT                                               7,938
    8,800   Health Care Property Investors                               266,749
    7,100   Health Care REIT, Inc.                                       175,725
    9,925   Healthcare Realty Trust, Inc.                                214,628
    6,800   Home Properties of New York, Inc.                            177,225
    8,900   Hospitality Properties Trust                                 241,413
    5,800   Imperial Credit Comm. Mortgage                                59,450
    4,600   Innkeepers USA Trust                                          47,438
    9,500   IRT Property Co.                                              92,031
    4,700   Irvine Apartment Communities                                 158,625
    8,400   JDN Realty Corp.                                             183,750
    3,200 * Jones Lang Lasalle, Inc.                                      90,400
    3,300   JP Realty, Inc.                                               67,444
    4,400   Kilroy Realty Corp.                                          108,900
    1,692   Kimco Realty Corp., Class D                                   43,992
    6,900   Koger Equity, Inc.                                           115,144
    5,800   LTC Properties, Inc.                                          77,213

30       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
    4,700   Macerich Co.                                           $     124,256
    5,500   Manufactured Home Communities                                142,313
      505 * Merry Land Properties, Inc.                                    2,714
    3,200   MGI Properties                                                89,200
    4,900   Mid-American Apartment Communities                           111,475
    8,200   Mills Corp.                                                  180,913
    4,300   National Golf Properties, Inc.                               110,994
    5,600   National Health Investors, Inc.                              131,250
   10,800   Nationwide Health Properties                                 220,050
   19,600   New Plan Excel Realty Trust                                  392,000
    6,300   Ocwen Asset Investment Corp.                                  34,256
    4,786   Omega Healthcare Investors                                   125,633
    8,100   Pacific Gulf Properties, Inc.                                180,225
    1,100   Parkway Properties, Inc.                                      36,369
    4,500   Pennsylvania Real Estate Inv.                                 93,375
   10,300   Prentiss Properties Trust                                    243,338
   16,323   Prime Retail, Inc.                                           145,887
   22,200   Prison Realty Trust                                          280,275
    3,200   PS Business Parks, Inc.                                       79,600
    6,500   Realty Income Corp.                                          155,594
   10,200   Reckson Assoc Realty Corp., Class B                          263,925
    5,800   Redwood Trust, Inc.                                           96,425
    5,300   Regency Realty Corp.                                         116,931
    9,000   RFS Hotel Investors, Inc.                                    123,188
    8,500 * Security Capital Group                                       125,906
    7,200   Shurgard Storage Centers, Inc., Class A                      195,750
    4,500   Smith Charles E Realty, Inc.                                 155,531
    3,100   Sovran Self Storage, Inc.                                     77,306
    6,900   Storage USA, Inc.                                            230,288
    5,600   Summit Properties, Inc.                                      108,850
    6,900   Sun Communities, Inc.                                        252,281
    8,100   Sunstone Hotel Investors, Inc.                                73,406
    7,700   Taubman Centers, Inc.                                        105,394
    5,600   Thornburg Mortgage Asset Corp.                                58,100
    9,900   Town & Country Trust                                         167,063
    6,200 * Trammell Crow Co.                                            114,700
    5,300   TriNet Corporate Realty Trust                                143,431
   20,600   United Dominion Realty Trust                                 227,888
    5,800   Urban Shopping Centers, Inc.                                 191,400
    5,400   Walden Residential Properties                                107,663
    8,600   Washington Real Estate Inv.                                  152,650
    4,900   Weeks Corp.                                                  153,125
    5,100   Weingarten Realty Investors                                  214,200
    7,200 * Wellsford Real Properties, Inc.                               75,150
    4,400   Western Investment Real Estate                                52,800
    4,100   Westfield America, Inc.                                       68,163
                                                                   -------------
                                                                      13,794,589
                                                                   -------------
            RESTAURANTS - 1.10%
    6,900 * Advantica Restaurant Corp.                                    31,913
    6,350   Applebees International, Inc.                                187,325
   10,662   Avado Brands, Inc.                                            96,291
   10,300   Bob Evans Farms, Inc.                                        198,275
   11,780 * Buffets, Inc.                                                123,690
    6,100 * Cheesecake Factory                                           168,513
    5,250 * Consolidated Products, Inc.                                   97,125
    8,400 * Foodmaker, Inc.                                              226,800
    7,100 * Landrys Seafood Restaurants                                   64,788
    7,900 * Lone Star Steakhouse & Saloon                                 79,494
   10,000   Luby's, Inc.                                                 170,000
    2,900 * NPC International, Inc.                                       51,113
    5,025 * Papa Johns International, Inc.                               198,488
    2,500 * PJ America, Inc.                                              58,594
    8,500 * Rainforest Cafe, Inc.                                         46,219
    7,500   Ruby Tuesday, Inc.                                           139,219
   10,300 * Ryan's Family Steak Houses                                   120,381
    3,500 * Sbarro, Inc.                                                  95,375
    4,925 * Sonic Corp.                                                  135,591
    8,900   Tcby Enterprises, Inc.                                        58,963
    3,750 * Triarc Companies Inc., Class A                                76,406
                                                                   -------------
                                                                       2,424,563
                                                                   -------------
            SAVINGS & LOAN - 0.79%
    8,300   Bay View Capital Corp.                                       149,400
    5,200 * Coast Federal Litigation-CVF                                   6,663
    5,200   Dime Community Bancshares                                    115,050
    5,155   Downey Financial Corp.                                       113,410
    3,500   First Financial Holdings, Inc.                                67,375
    4,000   First Indiana Corp.                                           77,000
    8,113   First Sentinel Bancorp, Inc.                                  66,932
    9,000 * FirstFed Financial Corp.                                     169,875
    2,900   JSB Financial, Inc.                                          148,625
    8,900 * Local Financial Corp.                                         90,113
    5,698   MAF Bancorp, Inc.                                            131,410
    8,006   Provident Bankshares Corp.                                   185,139
    4,422   Queens County Bancorp, Inc.                                  139,846
    2,500   Reliance Bancorp, Inc.                                        70,313
   10,200   Staten Island Bancorp, Inc.                                  196,350
    2,400 * Wilshire Financial Services Group                                900
                                                                   -------------
                                                                       1,728,401
                                                                   -------------
            SCHOOLS - 0.31%
   14,000 * DeVry, Inc.                                                  311,500
    2,800 * Education Management Corp.                                    50,050
    3,275 * ITT Educational Services, Inc.                                77,986
    9,225 * Sylvan Learning Systems, Inc.                                251,381
                                                                   -------------
                                                                         690,917
                                                                   -------------
            SECURITIES RELATED - 1.42%
    4,100   Dain Rauscher Corp.                                          213,456
   51,000 * E*Trade Group, Inc.                                        2,269,498
    6,200   Enhanced Financial Services                                  121,288
    4,500 * Hambrecht & Quist Group                                      161,719
    3,398   Investors Financial Services                                 119,780
    6,950   Morgan Keegan, Inc.                                          128,141
    5,700 * Pioneer Group, Inc.                                          100,463
                                                                   -------------
                                                                       3,114,345
                                                                   -------------
            SEMICONDUCTOR EQUIPMENT - 0.83%
    3,000 * ATMI, Inc.                                                    66,000
    9,100 * LAM Research Corp.                                           252,525
   12,300 * Microchip Technology, Inc.                                   539,662
    9,300 * Novellus Systems, Inc.                                       453,955
    4,600 * QLogic Corp.                                                 504,849
                                                                   -------------
                                                                       1,816,991
                                                                   -------------
            SEMICONDUCTORS - 1.74%
    5,300 * Actel Corp.                                                   68,238
    5,300 * Applied Micro Circuits Corp.                                 313,363
    8,100 * Burr Brown Corp.                                             259,200
   14,600 * Cirrus Logic, Inc.                                           109,500
    3,100   Cohu, Inc.                                                    92,225
    6,850 * Credence Systems Corp.                                       202,931
    6,900 * Cymer, Inc.                                                  126,356
   21,200 * Cypress Semiconductor Corp.                                  235,850
    6,200   Dallas Semiconductor Corp.                                   269,700
   10,800 * DSP Communications, Inc.                                     332,099
    7,600 * Electroglas, Inc.                                            110,200
    5,200 * Etec Systems, Inc.                                           139,425
    6,200 * FSI International, Inc.                                       50,763
    2,900 * Fusion Systems Corp.                                               -
   13,200 * International Rectifier Corp.                                143,550
    8,900 * Level One Communications, Inc.                               402,724
    5,900 * MRV Communications, Inc.                                      68,956
    3,650 * SDL, Inc.                                                    339,450
    7,200 * Silicon Valley Group, Inc.                                    99,000
    2,700 * Siliconix, Inc.                                               99,900

MAY 31, 1999   SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       31

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            SEMICONDUCTORS - Continued
    8,100 * Unitrode Corp.                                         $     168,581
    9,200 * VLSI Technology, Inc.                                        192,625
                                                                   -------------
                                                                       3,824,636
                                                                   -------------
            TELECOMMUNICATIONS - 4.29%
    5,400   ABM Industries, Inc.                                         147,488
    4,300 * Adaptive Broadband Corp.                                      68,263
    6,400 * Adtran, Inc.                                                 164,800
    4,600 * Aerial Communications, Inc.                                   50,025
   25,670 * American Tower Corp., Class A                                577,573
   14,500 * Aspect Telecommunications Co.                                123,250
   12,800 * CellNet Data Systems, Inc.                                   113,600
    8,400 * CellStar Corp.                                                65,625
    6,400   Cellular Communication of Puerto Rico                        180,800
    7,800 * CommNet Cellular, Inc.                                       156,975
    2,800 * Diamond Tech Partners, Inc.                                   67,200
    3,700 * Dycom Industries, Inc.                                       178,525
   15,400 * E. Spire Communication, Inc.                                 176,138
    2,600 * EchoStar Communications Corp., Class A                       298,349
    2,700 * Excel Switching Corp.                                         59,400
   17,000 * General Communication, Inc.                                   83,938
    8,900 * General Magic, Inc.                                           32,819
    4,700 * Geotel Communications Corp.                                  260,850
   15,700 * Glenayre Technologies, Inc.                                   55,931
   10,500 * ICG Communications, Inc.                                     200,155
    5,300   Inter-Tel, Inc.                                               78,506
   11,700 * ITC Deltacom, Inc.                                           279,338
    3,100 * Itron, Inc.                                                   25,769
    6,700 * IXC Communications, Inc.                                     241,200
    4,550 * MasTec, Inc.                                                 110,338
    4,000 * MGC Communications, Inc.                                     109,750
    2,794 * Millicom International Cellular                              100,584
    7,700 * MMC Networks, Inc.                                           214,638
    4,600 * Natural Microsystems Corp.                                    27,888
    2,000   North Pittsburgh Systems                                      27,000
   14,766 * NTL, Inc.                                                  1,394,462
    9,300 * Omnipoint Corp.                                              162,169
    2,700 * Pacific Gateway Exchange, Inc.                               106,313
   12,800 * PageMart Wireless, Inc., Class A                              59,200
   15,900 * Pairgain Technologies, Inc.                                  197,755
    4,400 * Plantronics, Inc.                                            269,499
    6,000 * Powertel, Inc.                                               150,000
    2,300 * Powerwave Technologies, Inc.                                  53,188
    6,600 * Premier Technologies, Inc.                                   101,887
    6,700 * Premisys Communications, Inc.                                 58,206
    2,000 * Primus Telecommunications Gp                                  33,250
    7,600 * RCN Corp.                                                    315,874
   14,200 * Skytel Communications, Inc.                                  288,437
    8,600 * STAR Telecommunications, Inc.                                 76,325
    1,625   Superior Telecom, Inc.                                        48,141
    8,600 * Talk.com, Inc.                                                89,225
    8,600 * Tekelec                                                       87,075
    5,500 * Telegroup, Inc.                                                    -
    4,100 * Transaction Network Services                                 109,675
    2,000 * US LEC Corp.                                                  39,125
    9,900 * USN Communications, Inc.                                         297
   19,500 * Voicestream Wireless Corp.                                   532,594
   19,500   Western Wireless Corp., Class A                              477,750
   10,400 * WinStar Communications, Inc.                                 514,150
                                                                   -------------
                                                                       9,441,312
                                                                   -------------
            TEXTILE - PRODUCTS - 0.49%
   14,200 * Burlington Industries, Inc.                                  139,338
    6,100 * Cone Mills Corp.                                              37,744
    5,700 * Dan River Inc., Class A                                       52,369
    4,850   G & K Services, Inc., Class A                                229,162
    7,650   Guilford Mills, Inc.                                          76,500
    6,600 * Lydall, Inc.                                                  79,613
    7,700   Russell Corp.                                                180,469
    4,700   Springs Industries, Inc., Class A                            186,238
    7,800   Wellman, Inc.                                                106,275
                                                                   -------------
                                                                       1,087,708
                                                                   -------------
            TOBACCO - 0.14%
   12,100   DIMON, Inc.                                                   63,525
    6,001 * General Cigar Holdings, Inc.                                  48,008
    7,300   Universal Corp.                                              190,713
                                                                   -------------
                                                                         302,246
                                                                   -------------
            TRUCKERS - 0.88%
    7,500 * American Freightways Corp.                                   131,249
    5,150   Arnold Industries, Inc.                                       84,975
    7,800 * Consolidated Freightways Corp.                               104,325
    4,532 * Heartland Express, Inc.                                       69,396
      750 * Knight Transportation, Inc.                                   14,859
    3,200 * Landstar System, Inc.                                        120,400
    2,300 * M.S. Carriers, Inc.                                           72,738
    4,200   Roadway Express, Inc.                                         80,850
   17,862   Rollins Truck Leasing Corp.                                  194,249
    9,150 * Swift Transportation Co., Inc.                               167,273
    6,500   USFreightways Corp.                                          255,938
    4,375   Varlen Corp.                                                 165,156
   10,587   Werner Enterprises, Inc.                                     204,461
    3,500 * Xtra Corp.                                                   155,750
    6,500 * Yellow Corp.                                                 110,500
                                                                   -------------
                                                                       1,932,119
                                                                   -------------
            UTILITIES - COMMUNICATION - 0.39%
        1   A T & T Corp.                                                     46
    8,900   Aliant Communications, Inc.                                  422,749
    6,200 * Alpine Group, Inc.                                            99,975
    3,300   CFW Communications Co.                                        81,263
    3,966 * Commonwealth Telephone Enterprises                           156,161
    5,178   PXRE Corp.                                                    96,440
                                                                   -------------
                                                                         856,634
                                                                   -------------
            UTILITIES - ELECTRIC - 1.99%
    5,400   Black Hills Corp.                                            124,200
    3,400   CILCORP, Inc.                                                207,188
    5,700   Cleco Corp.                                                  188,456
    4,600   Commonwealth Energy System Co.                               194,925
    5,200   Eastern Utilities Associates                                 150,150
   15,100 * El Paso Electric Co.                                         129,294
    4,400   Empire District Electric Co.                                 113,850
    8,000   Hawaiian Electric Industries                                 294,000
    7,500   Idacorp, Inc.                                                249,374
    7,466   Indiana Energy, Inc.                                         165,185
    7,425   Madison Gas & Electric Co.                                   157,781
   22,000   Minnesota Power, Inc.                                        472,999
   11,600   Nevada Power Co.                                             291,449
    5,800   Northwestern Corp.                                           152,250
    2,875   Otter Tail Power Co.                                         112,844
   10,500   Public Service Co. of New Mexico                             217,874
    9,300   Rochester Gas & Electric Corp.                               259,818
    5,950   SIG Corp, Inc.                                               187,053
    5,000   TNP Enterprises, Inc.                                        186,563
    8,020 * Unisource Energy Corp. Holdings                              100,250
    3,600   United Illuminating Co.                                      157,725
   11,200   Washington Gas Light Co.                                     273,700
                                                                   -------------
                                                                       4,386,928
                                                                   -------------
            UTILITIES - GAS, DISTRIBUTION - 0.61%
   14,300   AGL Resources, Inc.                                          269,912
    2,200   Colonial Gas Co.                                              75,625
    2,400   Connecticut Energy Corp.                                      90,150
    8,600   Energen Corp.                                                164,475

32       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            UTILITIES - GAS, DISTRIBUTION - Continued
    6,300   Northwest Natural Gas Co.                              $     151,200
    1,200   NUI Corp.                                                     29,850
    7,500   Piedmont Natural Gas Co., Inc.                               253,594
    5,200   Public Service Co. of NC                                     150,800
    7,500   Southwestern Energy Co.                                       70,781
    2,650   Yankee Energy Systems, Inc.                                   83,641
                                                                   -------------
                                                                       1,340,028
                                                                   -------------
            UTILITIES - GAS, PIPELINE - 0.27%
    2,600   North Carolina Natural Gas                                    87,588
    7,800   ONEOK, Inc.                                                  234,000
    7,300   Peoples Energy Corp.                                         281,050
                                                                   -------------
                                                                         602,638
                                                                   -------------
            UTILITIES - MISCELLANEOUS - 0.62%
    4,300   Central Hudson Gas & Electric                                181,406
    4,300 * Group Maintenance America Corp.                               58,588
   12,075   MDU Resources Group, Inc.                                    276,216
    3,500   Orange and Rockland Utilities                                203,656
    7,700   Sierra Pacific Resources                                     280,088
   11,000 * Walter Industries, Inc.                                      144,375
    6,600   WPS Resources Corp.                                          211,200
                                                                   -------------
                                                                       1,355,529
                                                                   -------------
            WATER SERVICES - 0.27%
    4,500   Aquarion Co.                                                 139,781
    2,900   California Water Service Group                                75,400
    2,000   E'Town Corp.                                                  85,625
    6,300   Philadelphia Suburban Corp.                                  138,600
    6,900   United Water Resources                                       150,075
                                                                   -------------
                                                                         589,481
                                                                   -------------
            TOTAL COMMON STOCK
            (Cost $196,402,652)                                      219,098,559
                                                                   -------------
            PREFERRED STOCK - 0.06%
    5,900   Price Enterprises, Inc.                                       88,869
      778   Prime Retail, Inc.                                            13,080
      689   Superior Trust 1, Class A                                     33,287
                                                                   -------------
                                                                         135,236
                                                                   -------------
            TOTAL PREFERRED STOCK
            (Cost $116,203)                                              135,236
                                                                   -------------
            RIGHTS - 0.00%
    3,000   Smart & Final, Inc. Rights                                        94
                                                                   -------------
            TOTAL RIGHTS
            (Cost $0)                                                         94
                                                                   -------------
            WARRANTS - 0.00%
    519     American Satellite Network, Inc. Expiring 06/30/99                -
    218     Coram Healthcare Corp Expiring 07/11/99.                          -
                                                                   -------------
            TOTAL WARRANTS
            (Cost $0)                                                         -
                                                                   -------------
   PAR
  VALUE
---------
            CORPORATE SHORT TERM COMMERCIAL PAPER - 0.29%

            AEROSPACE/DEFENSE - 0.29%
$639,000    TRW, Inc. Discount Note, 5.13% due 06/01/99                  639,000
                                                                   -------------
            TOTAL CORPORATE SHORT TERM- COMMERCIAL PAPER
            (Cost $639,000)                                              639,000
                                                                   -------------
            UNITED STATES GOVERNMENT - SHORT TERM - 0.07%

            U. S. TREASURY BILLS - 0.07%

 150,000    United States Treasury Bills,
            4.17% due 06/10/99                                           149,843

            TOTAL UNITED STATES GOVERNMENT - SHORT TERM
            (Cost $149,843)                                              149,843
                                                                   -------------
            TOTAL INVESTMENTS - 100%
            (Cost $197,307,698)                                      220,022,732

            Other assets less liabilities,
            net - (0.0%)                                                (21,207)
                                                                   -------------
            NET ASSETS (equivalent
            to $15.84 per share on
            13,889,833 shares
            outstanding) -100%                                     $ 220,001,525
                                                                   =============
            * Non-income producing

                                                                    UNREALIZED
CONTRACTS                                                          DEPRECIATION
---------                                                          -------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/99)
3(2)        Russell 2000 Index Futures
            (June/$440.85)                                         $     (8,825)
                                                                   =============

            (1) U.S.Treasury Bills with a market value of approximately $150,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

            (2)   Per 500

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,889,833 shares outstanding                                    $     138,898
Additional paid in capital                                           176,140,360
Undistributed net realized gain on securities                         21,013,536
Undistributed net investment income                                        2,522
Unrealized appreciation (depreciation) of:
  Investments                          $ 22,715,034
  Futures                                    (8,825)                  22,706,209
                                       ------------                -------------
NET ASSETS APPLICABLE
 TO SHARES Outstanding                                             $ 220,001,525
                                                                   =============

                  SMALL CAP INDEX FUND - FINANCIAL STATEMENTS                 33

INVESTMENT INCOME:
Dividends                                                          $   3,133,159
Interest                                                                 349,880
                                                                   -------------
  Total investment income                                              3,483,039
                                                                   -------------
EXPENSES:
Advisory fees                                                            752,025
Custodian fees                                                            17,794
Registration and filing fees                                              10,948
Audit fees and tax services                                                5,171
Accounting services                                                       38,011
Directors' fees and expenses                                               5,911
Directors' retirement plan expenses                                        1,952
Reports to shareholders                                                   54,359
Miscellaneous                                                              9,119
                                                                   -------------
  Total expenses                                                         895,290
                                                                   -------------
NET INVESTMENT INCOME                                                  2,587,749
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on securities:
  Investments                   $  21,590,474
  Futures contracts                  (837,243)                        20,753,231
                                -------------                      -------------
Net unrealized (depreciation) appreciation of securities during the year:
    Investments                   (31,211,883)
    Futures contracts                 302,400                       (30,909,483)
                                -------------                      -------------
Net realized and unrealized loss on securities during the year      (10,156,252)
                                                                   -------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ (7,568,503)
                                                                   =============

STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                                     1999             1998
                                                                 -------------    -------------
OPERATIONS:
Net investment income                                            $   2,587,749    $   2,380,770
Net realized gain on securities                                     20,753,231       19,072,915
Net unrealized appreciation (depreciation)
   of securities during the year                                   (30,909,483)      19,625,858
                                                                 -------------    -------------
   Increase (decrease) in net assets resulting from operations      (7,568,503)      41,079,543
                                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                               (2,617,126)      (2,367,516)
Net realized gain on securities                                    (18,436,501)     (17,477,319)
                                                                 -------------    -------------
   Decrease in net assets resulting from
     distributions to shareholders                                 (21,053,627)     (19,844,835)
                                                                 -------------    -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                                    30,591,343       39,604,509
Proceeds from capital stock issued
  for distributions reinvested                                      21,053,627       19,844,835
                                                                 -------------    -------------
                                                                    51,644,970       59,449,344
Cost of capital stock repurchased                                  (50,203,873)     (25,960,237)
                                                                 -------------    -------------
  Increase in net assets resulting
    from capital stock transactions                                  1,441,097       33,489,107
                                                                 -------------    -------------
Total Increase (decrease) in Net Assets                            (27,181,033)      54,723,815

NET ASSETS:
Beginning of year                                                  247,182,558      192,458,743
                                                                 -------------    -------------
End of year (including undistributed net
  investment income of $2,522 and $31,899)                       $ 220,001,525    $ 247,182,558
                                                                 =============    =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                                         1,985,030        2,173,506
Shares issued for distributions reinvested                           1,409,310        1,157,942
Shares of capital stock repurchased                                 (3,281,424)      (1,447,855)
                                                                 -------------    -------------
   Increase in shares outstanding                                      112,916        1,883,593
Shares outstanding:
   Beginning of year                                                13,776,917       11,893,324
                                                                 -------------    -------------
   End of year                                                      13,889,833       13,776,917
                                                                 =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

34         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS    MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
                             COMMON STOCK - 98.58%

            AIRLINES - 0.78%
   30,000   Alitalia Linee                                         $      87,883
    4,100   British Airways plc - ADR                                    297,250
   40,000   Japan Air Lines Co., Ltd.                                    125,093
   10,000   Lufthansa Ag                                                 214,755
   60,000   Malay Airline System Bhd                                      73,895
   35,000   Singapore Airlines                                           312,826
                                                                   -------------
                                                                       1,111,702
                                                                   -------------
            APPAREL & PRODUCTS - 0.28%
   20,000   Onward Kashiyama Co., Ltd.                                   231,654
      250   Swatch Group                                                 165,222
                                                                   -------------
                                                                         396,876
                                                                   -------------
            APPLIANCES/FURNISHINGS - 0.66%
   4,200    Matsushita Electric Industrial Co. Ltd. - ADR                764,137
  33,000    Sanyo Electric Co., Ltd.                                     118,764
   3,400    Sanyo Electric Co., Ltd. - ADR                                59,925
                                                                   -------------
                                                                         942,826
                                                                   -------------
            AUTO - CARS - 3.82%
      300 * Bayer Motoren Werk                                           192,028
   16,582   Daimler Chrysler Ag Stuttgart                              1,449,889
   10,000   Honda Motor Co., Ltd. - ADR                                  821,250
      500   Peugeot Citroen SA                                            74,018
      200   Porche AG                                                    455,572
   78,000   Toyota Motor Corp.                                         2,129,561
    5,000   Volkswagen Ag                                                309,622
                                                                   -------------
                                                                       5,431,940
                                                                   -------------
            AUTO - ORIGINAL EQUIPMENT - 0.05%
   25,000   Calsonic Corp.                                                71,978
                                                                   -------------
            AUTO - REPLACEMENT PARTS - 1.02%
   26,000   Bridgestone Corp.                                            681,889
    5,550   Denso Corp.                                                  410,669
    8,191   Michelin (CGDE), Class B                                     361,034
                                                                   -------------
                                                                       1,453,592
                                                                   -------------
            BANKS - OTHER - 13.44%
   60,000   AMMB Holdings BHD                                            114,474
   50,000   Asahi Bank, Ltd.                                             237,859
    3,190   Asahi Bank, Ltd. - ADR                                       151,817
  106,000   Bank of Tokyo - Mitsubishi                                 1,420,700
   68,000   Bank of Yokohama, Ltd.                                       180,028
    2,296   Bank of Yokohama, Ltd. - ADR                                  60,811
   39,426   Barclays plc                                               1,197,163
   50,000   Bco Bilbao Vizcaya                                           720,888
   11,977   Bco Comm Portugues                                           325,885
    4,000   Bco Espir Santo                                              97,995
   41,610   Bco Santander S A                                            867,568
   40,000   Chiba Bank, Ltd.                                             157,525
  108,000 * Commerce Asset Holding                                       228,789
   50,000   Credito Italiano                                             235,084
  250,000   DCB Holdings BHD                                             273,684
    6,300   Den Danske Bank - ADR                                        677,370
   24,500   Deutsche Bank AG - ADR                                     1,253,557
   13,000   Development Bank of Singapore, Ltd.                          134,301
   14,987   Development Bank of Singapore, Ltd. - ADR                    618,690
   17,000   Dresdner Bank AG - ADR                                       632,803
   10,000   Foreningssparbk                                              204,694
   25,000   Hang Seng Bank                                               267,575
    1,180   HSBC Holdings plc - ADR                                      386,512
   15,000   Industrial Bank of Japan, Ltd.                               106,106
   48,000   Joyo Bank                                                    194,589
  136,178   Lloyds TSB Group plc                                       1,817,647
   60,000   Malayan Bk Bhd                                               167,368
   35,000   Merita Oyj                                                   207,249
   32,867   National Australia Bank, Ltd.                                532,397
    9,319   National Australia Bank, Ltd. - ADR                          752,509
   10,915   National Westminster Bank plc                                247,650
   21,131   Royal Bank Scot Group                                        450,328
   98,000   Sakura Bank, Ltd.                                            332,423
   25,000   Sao Paolo Imi Spa                                            337,509
   30,000   Shizuoka Bank                                                314,718
   54,000   Sumitomo Bank                                                653,611
   26,000   Tokai Bank                                                   151,866
    2,225   Tokai Bank - ADR                                             260,031
    5,653   Ubs Ag                                                     1,634,959
   13,300   Westpac Banking Corp., Ltd. - ADR                            455,525
                                                                   -------------
                                                                      19,062,257
                                                                   -------------
            BANKS - REGIONAL - 0.90%
   60,000   Bca Intensa Spa                                              204,090
   10,000   Bca Pop Di Brescia                                           394,586
   3,000  * Cobepa Cis Belge                                             105,740
  21,160    Instituto Bancario San Paolo                                 577,933
                                                                   -------------
                                                                       1,282,349
                                                                   -------------
            BEVERAGE - BREWERS/ DISTRIBUTORS - 0.95%
   34,642   Bass                                                         510,680
   61,154   Diageo                                                       643,795
   45,000   Sapporo Breweries                                            200,298
                                                                   -------------
                                                                       1,354,773
                                                                   -------------
            BROADCASTING - 0.38%
      764   Canal Plus                                                   221,020
   40,000   Mediaset                                                     324,009
                                                                   -------------
                                                                         545,029
                                                                   -------------
            BUILDING MATERIALS - 2.00%
   20,000   Asahi Glass Co., Ltd.                                        129,561
    1,223   Cie De St Gobain                                             191,884
   31,463   CRH plc                                                      537,102
    2,505   Fletcher Challenge Building Division                          38,827
    2,700   Glaverbel SA                                                 262,757
      525 * Holderbank Finance Glarus                                    623,851
   40,000   Inax Corp.                                                   272,028
    4,459   Lafarge SA                                                   401,631
   23,797   Rexam                                                         93,040
   15,000   Tostem Corp.                                                 288,533
                                                                   -------------
                                                                       2,839,214
                                                                   -------------
            CHEMICAL - MAJOR - 1.23%
   25,000   BASF AG                                                      972,131
   10,000   Bayer AG                                                     388,852
   10,000   Bayer AG - ADR                                               390,012
                                                                   -------------
                                                                       1,750,995
                                                                   -------------
            CHEMICAL - MISCELLANEOUS - 1.55%
   15,303   Air Liquide - ADR                                            462,108
   10,200   Akzo Nobel N V- ADR                                          423,300
   23,420   BOC Group plc                                                400,414
    6,000   Imperial Chemical Industries plc - ADR                       263,625
   13,100   Shin Etsu Chemical Co.                                       406,428
   50,000   Toray Industries, Inc.                                       242,823
                                                                   -------------
                                                                       2,198,698
                                                                   -------------

MAY 31, 1999 INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED  35

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            CONGLOMERATES - 2.50%
   7,500    Degussa Huls Ag                                        $     296,721
   6,890    Broken Hill Proprietary Co., Ltd. - ADR                      142,968
   30,000   Hutchison Whampoa                                            250,488
   16,424 * Invensys Plc                                                 149,618
    3,300   Itochu Corp. - ADR                                            75,112
   71,250   Keppel Corp., Ltd.                                           203,453
   26,875   Keppel Corp., Ltd. - ADR                                     153,327
    8,157   Lagardere Groupe                                             318,463
   22,000   Mitsubishi Corp.                                             133,780
   50,000   Mitsui & Co.                                                 319,765
   20,565 * Vivendi                                                    1,466,782
    6,400   Wharf Holdings                                                 3,301
                                                                   -------------
                                                                       3,513,778
                                                                   -------------
            CONSUMER FINANCE - 0.08%
   37,000   Nippon Shinpan Co.                                           117,548
                                                                   -------------
            COSMETICS/TOILETRIES - 1.29%
    1,100   Loreal Co.                                                   662,248
    7,900   Loreal Co. - ADR                                             954,066
   14,490   Shiseido Ltd. - ADR                                          214,675
                                                                   -------------
                                                                       1,830,989
                                                                   -------------
            DRUGS - 7.39%
   20,900 * Astrazeneca Plc                                              822,937
   44,900   Glaxo Wellcome plc - ADR                                   2,525,625
    7,700   Kissei Pharmaceutical Co.                                    162,447
    1,400   Novartis Ag                                                2,030,034
    5,000   Ono Pharmaceutical                                           179,946
      200   Roche Holdings AG                                          2,114,837
   10,000   Sankyo Co., Ltd.                                             235,377
  100,520   Smithkline Beecham                                         1,308,680
   25,000   Takeda Chemical Industries, Ltd.                           1,110,698
                                                                   -------------
                                                                      10,490,581
                                                                   -------------
            ELECTRICAL EQUIPMENT - 1.85%
    1,000   Barco                                                        156,375
   15,000   Fanuc                                                        646,562
   84,000   General Electric plc                                         794,125
   10,400   General Electric plc - ADR                                    98,240
   10,000   Murata Manufacturing Co.                                     551,833
    3,400   Sumitomo Electric Industries Ltd.- ADR                       381,030
                                                                   -------------
                                                                       2,628,165
                                                                   -------------
            ELECTRONIC INSTRUMENTS - 2.05%
   50,000   Hitachi Ltd.                                                 367,750
    5,050   Hitachi Ltd. - ADR                                           368,966
    6,000   Kyocera Corp.                                                314,718
   50,000   Racal Electronics plc                                        300,841
    7,110   Schneider SA                                                 422,494
    8,000   Siemens AG                                                   537,930
    7,000   Siemens AG - ADR                                             472,093
   25,000   Yokogawa Electric                                            123,687
                                                                   -------------
                                                                       2,908,479
                                                                   -------------
            FINANCE COMPANIES - 3.61%
   30,000   Abbey National                                               617,706
   45,051   ABN Amro Holdings N V                                        998,020
   38,879   Allied Zurich                                                495,579
    9,907   Allied Zurich Plc                                            249,238
    2,000   Bqe Natl Paris                                               168,468
      126   Credit Local de France                                        17,497
   16,572   Fortis                                                       538,157
   20,578   ING Groep NV                                               1,099,444
    3,984   Societe Generale                                             723,508
    3,000   Unidanmark                                                   210,438
                                                                   -------------
                                                                       5,118,055
                                                                   -------------
            FOODS - 2.97%
   25,000   Ajinomoto, Inc.                                              267,229
   45,112   Cadbury Schweppes plc                                        305,948
    3,929   Cadbury Schweppes plc - ADR                                  217,814
   10,000   Daiei, Inc.                                                   28,957
   11,500   Daiei, Inc. - ADR                                             69,719
  100,000   Golden Hope Plantations                                       88,421
    1,000   Groupe Danone                                                275,220
   20,000   Nestle S A - ADR                                           1,801,736
   30,750   Tate & Lyle plc                                              202,016
   14,642   Unilever N V                                                 968,202
                                                                   -------------
                                                                       4,225,262
                                                                   -------------
            FREIGHT - 0.88%
   98,000   Mitsui Osk Lines, Ltd.                                       220,534
   40,000   Nippon Yusen Kabushiki Kaish                                 162,158
    8,570   Nippon Yusen Kabushiki Kaish - ADR                           347,567
   35,178   P & O Steam Navigation                                       514,635
                                                                   -------------
                                                                       1,244,894
                                                                   -------------
            HOME BUILDERS - 0.39%
      214   Sekisui Homes, Ltd. - ADR                                     23,239
   20,000   Sekisui House, Ltd.                                          217,093
    9,000   Skanska Ab                                                   314,019
                                                                   -------------
                                                                         554,351
                                                                   -------------
            HOUSEHOLD PRODUCTS - 0.17%
    8,000   Electrolux Ab                                                154,916
    7,000   Katokichi Co.                                                 93,125
                                                                   -------------
                                                                         248,041
                                                                   -------------
            INFORMATION PROCESSING - 0.83%
    1,200   Cap Gemini                                                   172,763
   14,000   Fujitsu, Ltd.                                                233,970
    7,200   Fujitsu, Ltd. - ADR                                          601,887
    1,500 * Nintendo Co.                                                 176,222
                                                                   -------------
                                                                       1,184,842
                                                                   -------------
            INSURANCE -  CASUALTY - 0.32%
   25,000   Mitsui Marine & Fire                                         125,755
   50,000   Nippon Fire & Marine Insurance                               166,708
   25,000   Sumitomo Marine & Fire                                       162,985
                                                                   -------------
                                                                         455,448
                                                                   -------------
            INSURANCE - LIFE - 1.37%
      955   Irish Life plc                                                 7,498
   41,082 * Irish Life                                                   518,723
    2,500 * Mundial Confianca                                             71,881
   15,240   Prudential plc - ADR                                       1,004,302
   20,000   Skandia Forsakring                                           343,095
                                                                   -------------
                                                                       1,945,499
                                                                   -------------
            INSURANCE - MULTILINE - 3.48%
    3,088   Allianz AG                                                   843,440
   27,313   Assic Generali                                               970,956
   10,962   AXA                                                        1,262,781
   60,000 * Ina Ist Naz Ass                                              140,112
    3,180 * Munchener Ruckvers                                           531,956
   52,135   Royal Sun Alliance                                           424,961
      400   Swiss Reinsurance AG                                         758,253
                                                                   -------------
                                                                       4,932,459
                                                                   -------------
            LEISURE TIME - 1.25%
   20,000   Canon, Inc. - ADR                                            502,500
   15,000   Fuji Photo                                                   536,113
   55,322   Ladbroke Group plc                                           239,342
   90,052   Rank Group                                                   326,107
   25,000   Tab Corporation Holdings Limited                             173,985
                                                                   -------------
                                                                       1,778,047
                                                                   -------------

36 INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED  MAY 31, 1999

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            LODGING - 0.25%
  297,916   Hong Kong & Shanghai Hotels                            $     218,975
  180,000   Hotel Properties                                             138,944
                                                                   -------------
                                                                         357,919
                                                                   -------------
            MACHINE TOOLS - 0.45%
   35,000   Amada Co., Ltd.                                              217,176
   16,000   Makita Corp. - ADR                                           171,000
   25,000   Minebea Co., Ltd.                                            248,614
                                                                   -------------
                                                                         636,790
                                                                   -------------
            MACHINERY - CONSTRUCTION & CONTRACTS - 0.78%
   10,000   Cardo Ab                                                     201,205
    2,000   Groupe Gtm                                                   200,160
    2,000   Jean Lefebvre SA                                             191,820
   52,000   Kajima Corp.                                                 156,598
    2,340   Kajima Corp. - ADR                                            70,498
   96,000   Kumagai Gumi Co.                                              38,128
   70,000   Shimizu Corp.                                                247,291
                                                                   -------------
                                                                       1,105,700
                                                                   -------------
            MACHINERY - INDUSTRIAL/ SPECIALTY - 2.81 %
   10,000   Atlas Copco AB Series A                                      250,052
      125   Bobst SA                                                     153,771
   61,837   British Aerospace                                            408,229
    8,000   Ebara Corp.                                                   90,345
    2,530   Ebara Corp. - ADR                                            285,834
  100,000   Halma plc                                                    149,820
   50,000   Kawasaki Heavy Industries                                    112,931
   70,000   Kubota Corp.                                                 203,855
    1,350   Kubota Corp. - ADR                                            76,950
    7,000 * Kvaerner Asa                                                 115,570
    7,500 * Man AG                                                       219,707
   10,000   Mannesmann AG                                              1,365,674
      612   Rauma Oy                                                       6,763
      549   Rolls Royce                                                    2,327
  120,716   Siebe plc                                                    551,274
                                                                   -------------
                                                                       3,993,102
                                                                   -------------
            MEDICAL TECHNOLOGY - 0.01%
   20,000 * Instrumentation Laboratory SpA                                17,500
                                                                   -------------
            MERCHANDISE - SPECIALTY - 0.89%
   43,378   BAA plc                                                      465,695
   10,000   Esselte AB Series B                                          153,521
   20,000   Great Universal Stores plc                                   213,433
    1,500   Herlitz AG                                                    50,040
    6,000   Metro AG                                                     378,427
                                                                   -------------
                                                                       1,261,116
                                                                   -------------
            MERCHANDISING - DEPARTMENT - 0.61%
      500   Karstadt AG                                                  206,415
   15,311   Marks & Spencer plc                                           96,662
    5,033   Marks & Spencer plc - ADR                                    190,292
   16,000   Marui Co., Ltd.                                              240,523
   36,000   Mitsukoshi, Ltd.                                             125,987
      200   Mitsukoshi, Ltd. - ADR                                         7,002
                                                                   -------------
                                                                         866,881
                                                                   -------------
            MERCHANDISING - FOOD - 1.11%
   16,400   Ahold Kon Nv                                                 571,879
   10,000   Delhaize-Le Lion, S.A.                                       859,020
   15,000   Melco International Development Limited                        1,606
   10,000   Uny Co., Ltd.                                                150,161
                                                                   -------------
                                                                       1,582,666
                                                                   -------------
            MERCHANDISING - MASS - 2.35%
    9,300 * Carrefour                                                  1,219,662
    4,356   Familymart Co.                                               181,996
   40,000 * Hennes Mauritz                                               897,862
   10,200   Ito-Yokado Co., Ltd. - ADR                                   614,550
    8,666   Jeronimo Martins Sgps                                        309,063
   20,000   Seiyu, Ltd.                                                  119,136
                                                                   -------------
                                                                       3,342,269
                                                                   -------------
            METALS - MISCELLANEOUS - 1.01%
      200   Alusuisse Lonza Holdings                                     233,601
    7,816 * Boliden Limited                                               17,544
    8,062   Rio Tinto Limited                                            453,318
   13,132   Rio Tinto plc                                                486,884
   67,410   Western Mining                                               249,969
                                                                   -------------
                                                                       1,441,316
                                                                   -------------
            METALS - STEEL - 0.50%
      500   Bekaert SA                                                   208,500
   36,700   British Steel plc                                             78,506
    2,000   Britih Steel plc - ADR                                        43,375
   78,000   Sumitomo Metal Industries, Ltd.                              102,606
   50,000   Sumitomo Metal Mining                                        204,352
    2,000   Vallourec Usin                                                70,056
                                                                   -------------
                                                                         707,395
                                                                   -------------
            MISCELLANEOUS - 0.91%
    2,734   Preussag Ag                                                  141,085
    8,000   Secom Co.                                                    761,148
   15,718   Tnt Post Groer Nv                                            394,903
                                                                   -------------
                                                                       1,297,136
                                                                   -------------
            OIL - INTEGRATED INTERNATIONAL - 6.03%
   28,089   Bp Amoco Plc                                               3,009,034
   16,946   Elf Aquitaine SA - ADR                                     1,203,166
  225,000   Eni S.p.A.                                                 1,405,029
   25,000   Fortum Oyj                                                   135,525
   30,000   Repsol S A - ADR                                             540,000
   20,392   Royal Dutch Pete Co                                        1,153,423
    9,207   Total                                                      1,118,201
                                                                   -------------
                                                                       8,564,378
                                                                   -------------
            OIL/GAS PRODUCERS - 0.57%
       20   Dampsskibselkabet (D/S 1912)                                 168,089
    2,505   Fletcher Challenge Energy Division                            60,746
    3,500   Norsk Hydro A/S - ADR                                        140,219
    3,000   OMV AG                                                       251,138
   62,500   Santos, Ltd.                                                 193,815
                                                                   -------------
                                                                         814,007
                                                                   -------------
            PAPER/FOREST PRODUCTS - 0.86%
  150,801   Fletcher Challenge Forest, Ltd.                               76,781
    4,326   Fletcher Challenge Ltd. - ADR                                 21,900
    5,010   Fletcher Challenge Paper Division                             43,837
   22,000   New Oji Paper Co., Ltd.                                      127,410
      300   New Oji Paper Co., Ltd. - ADR                                 17,381
   60,000   Nippon Paper Industries                                      295,359
   22,000   UPM - Kymmene Corp.                                          644,473
                                                                   -------------
                                                                       1,227,141
                                                                   -------------
            POLLUTION CONTROL- 0.12%
    1,000   Lyonnaise Des Eaux SA                                        165,653
                                                                   -------------

MAY 31, 1999 INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED  37

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
----------                                                         -------------
            PUBLISHING - NEWS - 0.87%
   52,378   Independent Newspapers plc                             $     270,290
   22,500   News Corp Ltd. - ADR                                         746,719
   21,379   United News & Media plc                                      218,557
                                                                   -------------
                                                                       1,235,566
                                                                   -------------
            PUBLISHING/PRINTING - 0.78%
   43,333   Reuters Group                                                595,750
   20,000   Trelleborg Ab                                                177,944
    8,232 * Wolters Kluwer                                               330,831
                                                                   -------------
                                                                       1,104,525
                                                                   -------------
            RAILROAD - 0.43%
   30,000   Fukuyama Transporting Co.                                    152,395
    9,218   Nagoya Railroad Co. Ltd. - ADR                               307,470
   60,000   Tokyu Corp.                                                  155,870
                                                                   -------------
                                                                         615,735
                                                                   -------------
            REAL ESTATE - 1.47%
    6,000 * Asticus Ab                                                    81,296
   12,000   Diligentia                                                    90,717
    9,000   Drott Ab                                                      76,935
   35,000   Great Portland Est.                                          128,148
   42,102   Hammerson plc                                                310,326
  240,000   Hang Lung Development Co.                                    278,535
   43,000   Mitsubishi Estate Co., Ltd.                                  409,117
   35,000   Mitsui Fudosan                                               292,174
   27,095   New World Development Co.                                     66,210
   44,498   Sun Hung Kai Properties, Ltd.                                355,761
                                                                   -------------
                                                                       2,089,219
                                                                   -------------
            SECURITIES RELATED - 0.43%
   25,000   Daiwa Securities Co., Ltd.                                   131,960
    2,137   Garban                                                         9,074
    3,800   Nomura Securities Co., Ltd. - ADR                            379,308
  160,000   Peregrine Investment Holdings, Ltd.                           88,719
    6,000   Yamaichi Securities Co., Ltd. - ADR                                -
                                                                   -------------
                                                                         609,061
                                                                   -------------
            TELECOMMUNICATIONS - 12.57%
    3,000   Alcatel Alst Cge                                             356,535
   36,344   British Telecommunications plc                               602,159
   11,379   British Telecommunications plc - ADR                       1,911,672
   46,822   Cable & Wireless plc                                         576,194
   40,000   Deutsche Telekom                                           1,595,024
   20,000 * Europolitan Holdings                                         167,477
   15,000   France Telecom                                             1,149,356
   11,423   Hong Kong Telecommunications, Ltd. - ADR                     270,582
   15,857   Kon Kpn Nv                                                   765,382
    5,000 * Netcom Asa                                                   160,672
      300   Nippon Tel+Tel Cp                                          2,928,767
   29,000 * Nokia Ab Oy                                                2,061,856
      500   Swisscom Ag                                                  179,944
    2,600   Telecom Corp. of New Zealand, Ltd. - ADR                      90,025
  125,000   Telecom Italia Mobile                                        734,962
   20,400   Telefonaktiebolage & Ericsson, Class B - ADR                 549,525
   14,280   Telefonica de Espana                                         684,499
    6,543   Telefonica de Espana - ADR                                   943,871
      285   Telefonica Sa                                                 13,816
  115,000   Telekom Malaysia Berhad                                      393,421
    9,000   Vodafone Group plc - ADR                                   1,722,375
                                                                   -------------
                                                                      17,858,114
                                                                   -------------
            TEXTILE - PRODUCTS - 0.14%
   20,000   Courtaulds Textiles plc                                       43,263
   15,000   Wacoal Corp.                                                 161,579
                                                                   -------------
                                                                         204,842
                                                                   -------------
            TOBACCO - 0.46%
   38,879   British America Tobacco                                      356,966
    9,908   British America Tobacco plc                                  183,917
   32,000   Swedish Match AB                                             116,490
                                                                   -------------
                                                                         657,373
                                                                   -------------
            UTILITIES - COMMUNICATION - 0.13%
    1,500   Telecel Comuni Pes                                           188,745
                                                                   -------------
            UTILITIES - ELECTRIC - 3.33%
   55,000   Clp Holdings                                                 265,253
   48,000   Endesa S A                                                 1,035,000
   30,000   Iberdrola SA                                                 429,718
   16,600   Kansai Electric Power Co., Inc.                              341,284
   62,265   National Power                                               486,381
    2,000   Oesterreichisch Elektrizitatswirt Schafts - AG Class A       261,667
   10,000   RWE AG - ADR                                                 448,044
   48,488   Scottish Power plc                                           416,833
   95,000   Tenaga Nasional Berhad                                       216,250
   25,200   Tokyo Electric Power                                         549,367
    5,000 * VEBA AG                                                      285,124
                                                                   -------------
                                                                       4,734,921
                                                                   -------------
            UTILITIES - GAS, DISTRIBUTION - 0.23%
   44,117   Bg                                                           242,470
   27,000   Osaka Gas Co.                                                 87,565
                                                                   -------------
                                                                         330,035
                                                                   -------------
            UTILITIES - MISCELLANEOUS - 0.14%
    1,500   Tractebel Inv International                                  198,283
                                                                   -------------
            WATER SERVICES - 0.85%
   22,702   Hyder plc                                                    271,733
   24,545   Thames Water                                                 388,577
   45,183   United Utilities plc                                         544,441
                                                                   -------------
                                                                       1,204,751
                                                                   -------------
            TOTAL COMMON STOCK
            (Cost $106,950,745)                                      140,030,806
                                                                   -------------
            RIGHTS - 0.00%
   19,047   Vivendi                                                       19,856
                                                                   -------------
            TOTAL RIGHTS
            (Cost $13,550)                                                19,856
                                                                   -------------
            WARRANTS - 0.00%
   11,250   Commerce Asset Holding                                         7,372
   50,000   DCB Holdings                                                  27,500
       76   Eaux (Cie Generale)                                              164
                                                                   -------------
            TOTAL WARRANTS
            (Cost $18,218)                                                35,036
                                                                   -------------
            TOTAL INVESTMENTS
            (Cost $106,982,513)                                      140,085,698

            Other assets less liabilities, net - 2.34%                 2,021,928
                                                                   -------------
            NET ASSETS (equivalent to $11.32 per share on
            12,559,144 shares outstanding) - 100%                  $ 142,107,626
                                                                   =============
            *  Non-income producing

38 INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED  MAY 31, 1999

FOWARD CURRENCY CONTRACTS

                             SETTLEMENT    FACE         MARKET      UNREALIZED
        LONG/SHORT              DATE       VALUE        VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
1,000,000 Eur/1,062,330 usd   06/03/99   $1,062,330   $1,042,500    $(19,830)


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  12,559,144 shares outstanding                                   $      125,591
Additional paid in capital                                           101,103,047
Undistributed net realized gain on securities                          7,672,498
Undistributed net investment income                                      132,461
Unrealized appreciation (depreciation) of:
  Investments                      $ 33,103,185
  Forward contracts                     (19,830)
  Foreign currency translation           (9,326)                      33,074,029
                                   ------------                   --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                       $  142,107,626
                                                                  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

                    INTERNATIONAL EQUITIES FUND - STATEMENT                   39

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $330,256)          $   2,690,383
Interest                                                                670,482
                                                                  -------------
  Total investment income                                             3,360,865
                                                                  -------------
EXPENSES:
Advisory fees                                                           509,578
Custodian fees                                                           12,758
Registration and filing fees                                                800
Audit fees and tax services                                               3,245
Accounting services                                                      25,429
Directors' fees and expenses                                              3,861
Directors' retirement plan expenses                                      13,997
Report to shareholders                                                   36,550
Miscellaneous                                                            14,192
                                                                  -------------
  Total expenses                                                        620,410
                                                                  -------------
NET INVESTMENT INCOME                                                 2,740,455
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments                                   $ 8,270,169
  Foreign currency transactions                      93,841
  Futures contracts                                (254,506)          8,109,504
                                                -----------
Net unrealized appreciation (depreciation) of securities during the year:
       Investments                               (4,565,679)
       Forward contracts                            (19,830)
       Foreign currency translation                  18,737
       Futures contracts                            121,309          (4,445,463)
                                                 ----------       -------------
         Net realized and unrealized gain on securities and
           foreign currencies during the year                         3,664,041
                                                                  -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $   6,404,496
                                                                  =============

STATEMENT OF CHANGES IN NET ASSETS For the fiscal yeard ended May 31:

                                                   1999                1998
                                                -------------------------------
OPERATIONS:
Net investment income                           $ 2,740,455       $   3,180,171
Net realized gain on securities and
  foreign currency transactions                   8,109,504          10,927,955
Net unrealized appreciation of
  securities and translation of foreign
  currencies during the year                     (4,445,463)          1,477,313
                                                -------------------------------
    Increase in net assets resulting
      from operations                             6,404,496          15,585,439
                                                -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                            (3,076,811)         (3,388,878)
Net realized gain on securities                 (11,030,196)         (4,595,687)
                                                -------------------------------
  Decrease in net assets resulting
    from distributions to shareholders          (14,107,007)         (7,984,565)
                                                -------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                 82,990,722          58,848,665
Proceeds from capital stock issued for
  distributions reinvested                       14,107,007           7,984,565
                                                -------------------------------
                                                 97,097,729          66,833,230
Cost of capital stock repurchased              (102,756,759)       (100,401,920)
                                                -------------------------------
  Decrease in net assets resulting
    from capital stock transactions              (5,659,030)        (33,568,690)
                                                -------------------------------
TOTAL DECREASE IN NET ASSETS                    (13,361,541)        (25,967,816)

NET ASSETS:
Beginning of year                               155,469,167         181,436,983
                                                -------------------------------
End of year (including undistributed net
  investment income of $132,461 and $468,817)  $142,107,626        $155,469,167
                                                ===============================

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                      7,190,824           5,111,681
Shares issued for distributions reinvested        1,245,781             728,332
Shares of capital stock repurchased              (8,886,737)         (8,688,179)
                                                -------------------------------
  Decrease in shares outstanding                   (450,132)         (2,848,166)
Shares outstanding:
  Beginning of year                              13,009,276          15,857,442
                                                -------------------------------
  End of year                                    12,559,144          13,009,276
                                                ===============================

SEE NOTES TO FINANCIAL STATEMENTS.

40                 GROWTH FUND - STATEMENT OF NET ASSETS            MAY 31, 1999



    NUMBER                                                       MARKET
  OF SHARES                                                      VALUE
--------------------------------------------------------------------------------

              COMMON STOCK - 98.30%

              ADVERTISING - 4.96%
    480,000*  ADVO, Inc.                                           $  9,510,000
    285,000*  Catalina Marketing Corp.                               25,240,312
    945,000*  Outdoor Systems, Inc.                                  28,290,938
                                                                   ------------
                                                                     63,041,250
                                                                   ------------

              AUTO - CARS - 1.39%
    615,000*  Avis Rent A Car, Inc.                                  17,642,812
                                                                   ------------

              AUTO - REPLACEMENT PARTS - 0.31%
    134,400*  AutoZone, Inc.                                          3,889,200
                                                                   ------------

              BANKS - OTHER - 1.49%
    475,000   Wells Fargo Company                                    19,000,000
                                                                   ------------

              BROADCASTING - 7.62%
    600,000*  Chancellor Media Corp., Class A                        30,487,500
    347,194*  Clear Channel Communications, Inc.                     22,936,503
    690,000   Comcast Corp., Class A                                 26,565,000
    660,000*  Infinity Broadcasting Corp.                            16,871,250
                                                                   ------------
                                                                     96,860,253
                                                                   ------------

              ENTERTAINMENT - 2.34%
    275,000   Carnival Corp., Class A                                11,275,000
    725,000*  Fox Entertainment Group, Inc.                          18,487,500
                                                                   ------------
                                                                     29,762,500
                                                                   ------------

              FINANCE COMPANIES - 2.02%
    520,000   Associates First Capital Corp.                         21,320,000
     64,000*  Goldman Sachs Group, Inc.                               4,348,000
                                                                   ------------
                                                                     25,668,000
                                                                   ------------

              FINANCIAL SERVICES - 3.51%
    796,900   CIT Group, Inc.                                        23,110,100
     50,000*  Donaldson, Lufkin & Jenrette, Inc.                      2,062,500
    200,000   Waddell & Reed Financial, Inc., Class A                 4,900,000
    605,000   Waddell & Reed Financial, Inc., Class B                14,595,624
                                                                   ------------
                                                                     44,668,224
                                                                   ------------

              FREIGHT - 0.72%
    313,300*  Coach USA, Inc.                                      $  9,124,862
                                                                   ------------

              GOVERNMENT SPONSORED - 3.46%
    485,000   Federal Home Loan Mortgage Corp.                       28,281,562
    230,000   Federal National Mortgage Association                  15,640,000
                                                                   ------------
                                                                     43,921,562
                                                                   ------------

              HEALTHCARE - 3.56%
    200,000   Cardinal Health, Inc.                                  12,075,000
    295,000   IMS Health, Inc.                                        7,264,374
    487,000   Omnicare, Inc.                                         11,657,563
    925,000*  Total Renal Care Holdings, Inc.                        14,221,875
                                                                   ------------
                                                                     45,218,812
                                                                   ------------

              HOUSEHOLD PRODUCTS - 1.03%
    725,000   ServiceMaster Co.                                      13,140,625
                                                                   ------------

              HUMAN RESOURCES - 4.76%
    725,000*  Interim Services, Inc.                                 15,814,063
    650,000*  Metamor Worldwide, Inc.                                17,793,750
  1,200,000*  Modis Professional Services, Inc.                      17,700,000
    325,000*  Robert Half International, Inc.                         9,160,938
                                                                   ------------
                                                                     60,468,751
                                                                   ------------

              INFORMATION PROCESSING -  1.65%
    775,000*  Acxiom Corp.                                           20,925,000
                                                                   ------------

              INFORMATION PROCESSING -
              COMPUTER SERVICES -  5.79%
    180,000*  Ceridian Corp.                                          5,940,000
    530,000   First Data Corp.                                       23,816,875
    559,200*  Gartner Group, Inc., Class A                           12,861,600
    337,500   Paychex, Inc.                                           9,998,438
    600,000*  SunGard Data Systems, Inc.                             21,000,000
                                                                   ------------
                                                                     73,616,913
                                                                   ------------

              INFORMATION PROCESSING -
              DATA SERVICES -  8.74%
    610,000*  Affiliated Computer Services, Inc., Class A            26,458,750
    420,000*  BISYS Group, Inc.                                      23,060,625
  1,660,000*  Cendant Corp.                                          30,606,250
    545,000   Galileo International, Inc.                            24,525,000
    287,600*  NOVA Corp.                                              6,399,100
                                                                   ------------
                                                                    111,049,725
                                                                   ------------

              INSURANCE - MISCELLANEOUS - 1.74%
    265,000   MGIC Investment Corp.                                $ 12,753,125
    305,000   Ace Limited                                             9,302,500
                                                                   ------------
                                                                     22,055,625
                                                                   ------------

              INSURANCE - MULTILINE - 0.31%
     13,900*  Fairfax Financial Holdings, Ltd.                        3,903,403
                                                                   ------------

              LEISURE TIME - 2.30%
    385,250*  Mirage Resorts, Inc.                                    7,897,625
    600,000*  Premier Parks, Inc.                                    21,375,000
                                                                   ------------
                                                                     29,272,625
                                                                   ------------

              LODGING -  1.00%
  1,200,000*  Extended Stay America, Inc.                            12,750,000
                                                                   ------------

              MERCHANDISE - DRUG - 0.54%
    150,000   CVS Corp.                                               6,900,000
                                                                   ------------

              MERCHANDISE - SPECIALTY - 9.89%
    410,000   Circuit City Stores, Inc.                              29,443,125
    600,000*  Cole National Corp., Class A                            5,512,500
    305,000*  CostCo Companies, Inc.                                 22,112,500
    336,200*  General Nutrition Companies, Inc.                       5,568,313
    420,000   Home Depot, Inc.                                       23,887,500
  1,477,500*  Office Depot, Inc.                                     30,842,813
    277,000*  Williams-Sonoma, Inc.                                   8,258,063
                                                                   ------------
                                                                    125,624,814
                                                                   ------------
              MERCHANDISING - FOOD - 2.66%
    420,000*  Kroger Co.                                             24,596,250
    198,500*  Safeway, Inc.                                           9,230,250
                                                                   ------------
                                                                     33,826,500
                                                                   ------------

              MISCELLANEOUS - 2.86%
  1,075,000*  Apollo Group, Inc., Class A                            30,032,813
    177,000   Equifax, Inc.                                           6,372,000
                                                                   ------------
                                                                     36,404,813
                                                                   ------------
              OIL - SERVICES - 2.01%
    254,700   Schlumberger, Ltd.                                     15,329,756
    237,200*  Smith International, Inc.                              10,258,900
                                                                   ------------
                                                                     25,588,656
                                                                   ------------

MAY 31, 1999                                                                  41


      NUMBER                                                          MARKET
    OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

              POLLUTION CONTROL - 4.28%
    219,600*  Allied Waste Industries, Inc.                        $  4,090,050
    790,000*  Republic Services Inc., Class A                        18,565,000
    600,000   Waste Management, Inc.                                 31,725,000
                                                                   ------------
                                                                     54,380,050
                                                                   ------------

              RESTAURANTS - 1.91%
    675,000*  Outback Steakhouse, Inc.                               24,215,625
                                                                   ------------

              SCHOOLS - 1.35%
    630,000*  Sylvan Learning Systems, Inc.                          17,167,500
                                                                   ------------

              SECURITIES RELATED - 2.93%
    325,000   Franklin Resources, Inc.                               14,137,500
    240,000   Morgan Stanley Dean Witter & Co.                       23,160,000
                                                                   ------------
                                                                     37,297,500
                                                                   ------------

              TELECOMMUNICATIONS - 8.14%
    350,000*  Airtouch Communications, Inc.                          35,175,000
    400,000*  MCI Worldcom, Inc.                                     34,550,000
    625,400*  Voicestream Wireless Corp.                             17,081,238
    680,000   Western Wireless Corp., Class A                        16,660,000
                                                                   ------------
                                                                    103,466,238
                                                                   ------------

              UTILITIES - COMMUNICATION - 3.03%
    580,000*  AT&T Corp.                                             38,533,750
                                                                   ------------

              TOTAL COMMON STOCK
              (Cost $855,398,140)                                 1,249,385,588
                                                                  -------------

      PAR                                                          MARKET
     VALUE                                                         VALUE
--------------------------------------------------------------------------------
              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 1.21%

              AEROSPACE/DEFENSE - 1.17%
$14,813,000   TRW, Inc.,
                5.13% due 06/01/99                               $   14,813,000
                                                                   ------------

              METALS - STEEL - 0.04%
    557,000   Harsco Corp.,
                4.85% due 06/04/99                                      556,775
                                                                   ------------

              TOTAL CORPORATE SHORT
              TERM COMMERCIAL PAPER
              (Cost $15,369,775)                                     15,369,775
                                                                   ------------

              TOTAL INVESTMENTS
              (Cost $870,767,915) - 99.51%                        1,264,755,363

              Other assets less liabilities,
                net - 0.49%                                           6,278,612
                                                                   ------------

              NET ASSETS (equivalent
                to $24.12 per share on
                52,689,887 shares
                outstanding) - 100.00%                           $1,271,033,975
                                                                 ==============
              *  Non-income producing

              NET ASSETS REPRESENTED BY:
              Capital stock, $.01 par value per share,
                1,000,000,000 shares authorized,
                52,689,887 shares outstanding                    $      526,899
              Additional paid in capital                            826,205,678
              Undistributed net realized gain on securities          51,429,732
              Accumulated net investment loss                        (1,115,782)
              Unrealized appreciation of securities                 393,987,448
                                                                 --------------

              NET ASSETS APPLICABLE
                TO SHARES OUTSTANDING                            $1,271,033,975
                                                                 ==============




SEE NOTES TO FINANCIAL STATEMENTS.

42                    GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999


INVESTMENT INCOME:
  Dividends                                                        $  3,111,546
  Interest                                                            2,631,710
                                                                   ------------
    Total investment income                                           5,743,256
                                                                   ------------

EXPENSES:
Advisory fees                                                         9,178,668
Custodian fees                                                           93,880
Registration and filing fees                                             27,023
Audit fees and tax services                                              30,692
Accounting services                                                     202,205
Directors' fees and expenses                                             30,014
Directors' retirement plan expenses                                     115,378
Report to shareholders                                                  188,042
Miscellaneous                                                            42,234
                                                                   ------------
  Total expenses                                                      9,908,136
                                                                   ------------
NET INVESTMENT LOSS                                                  (4,164,880)
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities                                      52,401,254
Net unrealized appreciation of securities during the year           113,817,130
                                                                   ------------
  Net realized and unrealized gain on securities during the year    166,218,384
                                                                   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $162,053,504
                                                                   ============


STATEMENT OF CHANGES IN NET ASSETS
                                                       1999           1998
                                                 ------------------------------
OPERATIONS:
Net investment loss                                $ (4,164,880)   $ (1,052,032)
Net realized gain on securities                      52,401,254      52,174,007
Net unrealized appreciation of securities
  during the year                                   113,817,130     165,960,273
                                                 ------------------------------
  Increase in net assets resulting
    from operations                                 162,053,504     217,082,248
                                                 ------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                     -            (303,215)
Net realized gain on securities                     (52,627,247)    (15,121,487)
                                                 ------------------------------
  Decrease in net assets resulting from
    distributions to shareholders                   (52,627,247)    (15,424,702)
                                                 ------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                     82,766,079     155,432,936
Proceeds from capital stock issued
  for distributions reinvested                       52,627,247      15,424,702
                                                 ------------------------------
                                                    135,393,326     170,857,638
Cost of capital stock repurchased                   (73,922,671)    (20,032,134)
                                                 ------------------------------
  Increase in net assets resulting
    from capital stock transactions                  61,470,655     150,825,504
                                                 ------------------------------
TOTAL INCREASE IN NET ASSETS                        170,896,912     352,483,050

NET ASSETS:
Beginning of year                                 1,100,137,063     747,654,013
                                                 ------------------------------
End of year (including accumulated net
  investment losses of $1,115,782
  and $1,115,782)                                $1,271,033,975  $1,100,137,063
                                                 ==============================
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                          3,800,046       7,600,994
Shares issued for distributions reinvested            2,359,966         769,312
Shares of capital stock repurchased                  (3,302,384)       (959,921)
                                                 ------------------------------
  Increase in shares outstanding                      2,857,628       7,410,385
Shares outstanding:
  Beginning of year                                  49,832,259      42,421,874
                                                 ------------------------------
  End of year                                        52,689,887      49,832,259
                                                 ==============================


SEET NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1999       GROWTH & INCOME FUND - STATEMENT OF NET ASSETS             43


    NUMBER                                                             MARKET
   OF SHARES                                                           VALUE
--------------------------------------------------------------------------------

              COMMON STOCK - 97.38%

              ADVERTISING - 0.75%
     31,900   Omnicom Group, Inc.                                  $  2,233,000
                                                                   ------------
              BANKS - NEW YORK CITY - 1.12%
     50,000   Citigroup, Inc.                                         3,312,500
                                                                   ------------

              BANKS - OTHER - 3.34%
     95,000   First Union Corp.                                       4,375,938
    120,000   Mellon Bank Corp.                                       4,282,500
     12,000   National City Corp.                                       794,250
     11,100   Union Planters Corp.                                      458,568
                                                                   ------------
                                                                      9,911,256
                                                                   ------------

              BANKS - REGIONAL - 4.17%
     85,500   BankOne Corp.                                           4,836,093
     60,000   Fifth Third Bancorp                                     4,091,250
     10,000   SouthTrust Corp.                                          389,375
     25,000   State Street Corp.                                      1,906,250
     18,200   Zions Bancorporation                                    1,160,250
                                                                   ------------
                                                                     12,383,218
                                                                   ------------

              BEVERAGE - SOFT DRINKS - 1.03%
     85,000   PepsiCo, Inc.                                           3,044,063
                                                                   ------------

              BROADCASTING - 2.17%
     55,000*  Clear Channel Communications, Inc.                      3,633,437
     51,900   U S WEST, Inc.                                          2,805,844
                                                                   ------------
                                                                      6,439,281
                                                                   ------------
              BUILDING MATERIALS - 0.70%
     40,000   Lowe's Companies, Inc.                                  2,077,500
                                                                   ------------

              CHEMICAL - MAJOR - 0.01%
        600   Hercules, Inc.                                             20,963
                                                                   ------------

              CONGLOMERATES - 2.33%
     20,000   Allied Signal, Inc.                                     1,161,250
     45,000   Dial Corp.                                              1,406,250
     55,000   Tenneco, Inc.                                           1,282,188
     35,000   Tyco International, Ltd.                                3,058,125
                                                                   ------------
                                                                      6,907,813
                                                                   ------------

              CONTAINERS - METAL/GLASS - 0.67%
     65,000*  Owens-Illinois, Inc.                                 $  1,982,500
                                                                   ------------

              DRUGS - 8.49%
     10,000*  ALZA Corp.                                                356,875
     30,400*  Amgen, Inc.                                             1,922,800
      6,100*  Biogen, Inc.                                              665,663
     60,000   Eli Lilly and Co.                                       4,286,250
     30,000   Genzyme Corp.                                           1,216,874
     70,000   Merck & Co., Inc.                                       4,725,000
     39,900   Pfizer, Inc.                                            4,269,300
     60,000   Schering-Plough Corp.                                   2,703,750
     60,000   Warner-Lambert Co.                                      3,720,000
     35,000*  Watson Pharmaceuticals, Inc.                            1,340,938
                                                                   ------------
                                                                     25,207,450
                                                                   ------------

              ELECTRICAL EQUIPMENT - 2.12%
     62,000   General Electric Co.                                    6,304,625
                                                                   ------------

              FINANCE COMPANIES - 0.64%
     40,000   Finova Group, Inc.                                      1,912,500
                                                                   ------------

              FINANCIAL SERVICES - 0.82%
     20,000   American Express Co.                                    2,423,750
                                                                   ------------

              FOODS - 0.75%
     50,000*  U. S. Foodservice                                       2,225,000
                                                                   ------------

              GOVERNMENT SPONSORED - 1.23%
     39,100   Federal Home Loan Mortgage Corp.                        2,280,018
     20,000   Federal National Mortgage Association                   1,360,000
                                                                   ------------
                                                                      3,640,018
                                                                   ------------

              HEALTHCARE - 1.12%
     55,000   Cardinal Health, Inc.                                   3,320,625
                                                                   ------------

              HOME BUILDERS - 1.25%
    100,000   Centex Corp.                                            3,706,250
                                                                   ------------

              HOSPITAL SUPPLIES - 1.46%
     20,000   Johnson & Johnson                                       1,852,500
     35,000   Medtronic, Inc.                                         2,485,000
                                                                   ------------
                                                                      4,337,500
                                                                   ------------

              HOUSEHOLD PRODUCTS - 3.08%
     85,000*  Bed Bath & Beyond, Inc.                              $  2,905,938
     25,000   Clorox Co.                                              2,523,438
     25,000   Colgate-Palmolive Co.                                   2,496,875
     12,900   Procter & Gamble Co.                                    1,204,538
                                                                   ------------
                                                                      9,130,789
                                                                   ------------
              INFORMATION PROCESSING -
              BUSINESS SOFTWARE - 4.93%
    100,000*  BMC Software, Inc.                                      4,943,750
     90,000*  Microsoft Corp.                                         7,261,875
     97,500*  Oracle Corp.                                            2,419,219
                                                                   ------------
                                                                     14,624,844
                                                                   ------------
              INFORMATION PROCESSING -
              COMPUTER HARDWARE SYSTEMS - 2.96%
     80,000   Compaq Computer Corp.                                   1,895,000
    200,000*   Dell Computer Corp.                                    6,887,500
                                                                   ------------
                                                                      8,782,500
                                                                   ------------
              INFORMATION PROCESSING -
              COMPUTER SERVICES - 1.61%
     40,100*  America Online, Inc.                                    4,786,937
                                                                   ------------

              INFORMATION PROCESSING -
              DATA SERVICES - 5.80%
     10,000   Autodesk, Inc.                                            276,250
     75,000   Computer Associates International                       3,548,437
     15,000*  Compuware Corp.                                           465,938
     52,200*  EMC Corp.                                               5,200,424
     57,000*  Electronic Arts, Inc.                                   2,789,438
     30,000   International Business Machines Corp.                   3,489,375
     75,000*  Storage Technology Corp.                                1,490,625
                                                                   ------------
                                                                     17,260,487
                                                                   ------------
              INFORMATION PROCESSING  -
              NETWORKING - 2.97%
     45,000*  3Com Corp.                                              1,237,500
     70,000*  Cisco Systems, Inc.                                     7,621,250
                                                                   ------------
                                                                      8,858,750
                                                                   ------------
              INSURANCE - LIFE - 0.67%
     65,000   Conseco, Inc.                                           1,986,563
                                                                   ------------

44                                                                  MAY 31, 1999


    NUMBER                                                             MARKET
   OF SHARES                                                           VALUE
--------------------------------------------------------------------------------

              INSURANCE - MULTILINE - 1.73%
     45,000   American International Group, Inc.                   $  5,144,063
                                                                   ------------

              MACHINERY - CONSTRUCTION &
              CONTRACTS - 0.05%
     10,000   Foster Wheeler Corp.                                      137,500
                                                                   ------------

              MACHINERY - INDUSTRIAL/
              SPECIALTY - 0.86%
     40,000   Ingersoll-Rand Co.                                      2,547,500
                                                                   ------------

              MEDICAL TECHNOLOGY - 1.35%
     80,000   Guidant Corp.                                           4,000,000
                                                                   ------------

              MERCHANDISE - DRUG - 0.23%
     15,000   CVS Corp.                                                 690,000
                                                                   ------------

              MERCHANDISE - SPECIALTY - 4.27%
     10,000   American Greetings Corp., Class A                         286,250
      6,000   Circuit City Stores, Inc.                                 430,875
     11,300*  CostCo Companies, Inc.                                    819,250
     15,900   Gap, Inc.                                                 994,744
     40,000   Home Depot, Inc.                                        2,275,000
     24,800*  Kohl's Corp.                                            1,691,050
     10,000*  Office Depot, Inc.                                        208,750
    120,000*  Staples, Inc.                                           3,450,000
     14,800   Tandy Corp.                                             1,221,000
     45,000*  Williams-Sonoma, Inc.                                   1,341,562
                                                                   ------------
                                                                     12,718,481
                                                                   ------------
              MERCHANDISING -
              DEPARTMENT - 1.49%
     70,100   Dayton Hudson Corp.                                     4,416,300
                                                                   ------------

              MERCHANDISING - FOOD - 2.07%
     45,000   Albertsons, Inc.                                        2,407,500
      8,000*  Kroger Co.                                                468,500
     70,000*  Safeway, Inc.                                           3,255,000
                                                                   ------------
                                                                      6,131,000
                                                                   ------------

              MERCHANDISING - MASS - 1.12%
     22,000*  KMart Corp.                                               338,250
     70,000   Wal-Mart Stores, Inc.                                   2,983,750
                                                                   ------------
                                                                      3,322,000
                                                                   ------------

              METALS - STEEL - 0.05%
     11,000   Worthington Industries, Inc.                         $    140,938
                                                                   ------------

              MOBILE HOMES - 0.09%
     10,000   Fleetwood Enterprises, Inc.                               254,375
                                                                   ------------

              NATURAL GAS - DIVERSIFIED - 0.18%
     20,000   K N Energy, Inc.                                          428,750
      5,000   Questar Corp.                                              95,313
                                                                   ------------
                                                                        524,063
                                                                   ------------
              OIL - INTEGRATED DOMESTIC - 0.26%
     10,000   Ashland Oil, Inc.                                         407,500
     12,000   Sunoco, Inc.                                              365,250
                                                                   ------------
                                                                        772,750
                                                                   ------------
              OIL - INTEGRATED
              INTERNATIONAL -  5.00%
     35,600   Chevron Corp.                                           3,299,675
     75,300   Exxon Corp.                                             6,014,588
      5,600   Mobil Corp.                                               567,000
     88,500   Royal Dutch Petroleum Co.                               5,005,780
                                                                   ------------
                                                                     14,887,043
                                                                   ------------
              OIL - SERVICES - 0.62%
     75,000   Transocean Offshore, Inc.                               1,846,875
                                                                   ------------

              OIL/GAS PRODUCERS - 0.11%
     15,000   Ultramar Diamond Shamrock Corp.                           330,000
                                                                   ------------

              PHOTOGRAPHY - 0.82%
     36,000   Eastman Kodak Co.                                       2,434,500
                                                                   ------------

              PUBLISHING/PRINTING - 0.09%
      7,000   R. R. Donnelley and Sons Co.                              253,750
                                                                   ------------

              SECURITIES RELATED - 1.41%
     30,000   Charles Schwab Corp.                                    3,174,375
     12,000   Merrill Lynch & Co., Inc.                               1,008,000
                                                                   ------------
                                                                      4,182,375
                                                                   ------------
              SEMICONDUCTORS - 2.55%
     60,000   Intel Corp.                                          $  3,243,750
     50,000*  Maxim Integrated Products, Inc.                         2,671,875
     30,000*  Vitesse Semiconductor Corp.                             1,648,124
                                                                   ------------
                                                                      7,563,749
                                                                   ------------
              TELECOMMUNICATIONS - 4.21%
     50,000*  Airtouch Communications, Inc.                           5,025,000
      1,733*  Intermedia Communications, Inc.                            43,867
     70,000   Lucent Technologies, Inc.                               3,981,250
      8,000   Scientific-Atlanta, Inc.                                  282,500
     54,000*  Tellabs, Inc.                                           3,159,000
                                                                   ------------
                                                                     12,491,617
                                                                   ------------
              TOBACCO - 0.65%
     50,000   Philip Morris Companies, Inc.                           1,928,125
                                                                   ------------

              TRUCKERS - 0.63%
     45,000   CNF Transportation, Inc.                                1,867,500
                                                                   ------------

              UTILITIES - COMMUNICATION - 4.11%
    118,050   AT&T Corp.                                              6,551,774
     89,600   GTE Corp.                                               5,650,400
                                                                   ------------
                                                                     12,202,174
                                                                   ------------

              UTILITIES - ELECTRIC - 6.94%
     40,000*  AES Corp.                                               1,990,000
     15,000   Ameren Corp.                                              614,063
     22,000   American Electric Power, Inc.                             954,250
     24,800   Carolina Power & Light Co.                              1,085,000
     17,100   Consolidated Edison, Inc.                                 830,419
     42,000   Dominion Resources, Inc.                                1,813,875
     40,000   DTE Energy Co.                                          1,742,500
     65,000   FPL Group, Inc.                                         3,782,188
     19,600   New Century Energies, Inc.                                792,575
     76,500   Public Service Enterprise Group, Inc.                   3,208,218
     84,400   Texas Utilities Co.                                     3,798,000
                                                                   ------------
                                                                     20,611,088
                                                                   ------------

              UTILITIES - GAS, DISTRIBUTION - 0.20%
     30,000   MCN Energy Group, Inc.                                    600,000
                                                                   ------------

              UTILITIES - GAS, PIPELINE - 0.10%
     10,000   ONEOK, Inc.                                               300,000
                                                                   ------------

MAY 31, 1999                                                                  45

      PAR                                                            MARKET
     VALUE                                                           VALUE
--------------------------------------------------------------------------------

              TOTAL COMMON STOCK
              (Cost $212,965,638)                                  $289,118,448
                                                                   ------------

              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 2.48%

              AEROSPACE/DEFENSE - 2.48%
 $7,354,000   TRW, Inc.,
                5.13% due 06/01/99                                    7,354,000
                                                                   ------------

              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $7,354,000)                                       7,354,000
                                                                   ------------

              UNITED STATES GOVERNMENT -
              SHORT TERM - 0.13%
              U. S. TREASURY notes - 0.13%
    400,000   United States Treasury Note,
                4.36% due 06/10/99                                      399,563
                                                                   ------------

              TOTAL UNITED STATES GOVERNMENT
              SHORT TERM
              (Cost $399,563)                                           399,563
                                                                   ------------

              TOTAL INVESTMENTS
              (Cost $220,719,201) - 100.00%                         296,872,011

              Other assets less liabilities,
                net - 0.00%                                              13,167
                                                                   ------------

              NET ASSETS (equivalent
              to $21.53 per share on
              13,790,192 shares
              outstanding) - 100.00%                               $296,885,178
                                                                   ============

           *  Non-income producing


                                                                   UNREALIZED
     CONTRACTS                                                    DEPRECIATION
--------------------------------------------------------------------------------

              FUTURES CONTRACTS PURCHASED(1)
              (Delivery month/Value at 5/31/99)
        10(2) S&P 500 Index Futures
              (June/$1,300)                                        $    (51,750)
                                                                   ============
          (1) U.S.Treasury Bills with a market value of approximately $400,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

          (2) Per 250

              NET ASSETS REPRESENTED BY:
              Capital stock, $.01 par value per share,
                1,000,000,000 shares authorized,
                13,790,192 shares outstanding $ 137,902 Additional paid in capital 187,475,293 Undistributed net realized gain on securities 33,219,714 Undistributed net investment loss (48,791) Unrealized appreciation (depreciation) of:
                Investments                         $ 76,152,810
                Futures                                  (51,750)    76,101,060
                                                    ------------   ------------
              NET ASSETS APPLICABLE
                TO SHARES Outstanding                              $296,885,178
                                                                   ============



SEE NOTES TO FINANCIAL STATEMENTS.

46               GROWTH & INCOME FUND -  FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999


INVESTMENT INCOME:
Dividends                                                          $  1,821,469
Interest                                                              1,225,248
                                                                   ------------
  Total investment income                                             3,046,717
                                                                   ------------

EXPENSES:
Advisory fees                                                         2,053,954
Custodian fees                                                           22,790
Registration and filing fees                                              6,627
Audit fees and tax services                                               6,746
Accounting services                                                      49,387
Directors' fees and expenses                                             13,462
Directors' retirement plan expenses                                      28,589
Report to shareholders                                                   61,538
Miscellaneous                                                             9,466
                                                                   ------------
  Total expenses                                                      2,252,559
                                                                   ------------
NET INVESTMENT INCOME                                                   794,158
                                                                   ------------

REALIZED AND UNREALIZED GAIN (loss) ON SECURITIES:
Net realized gain on securities:
  Investments                                      $ 33,135,669
  Futures contracts                                     398,313      33,533,982
                                                   ------------
Net unrealized appreciation (depreciation) of securities during the year:
    Investments                                       8,912,470
    Futures contracts                                   (51,750)      8,860,720
                                                   ------------    ------------
      Net realized and unrealized gain on
        securities during the year                                   43,394,702
                                                                   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 43,188,860
                                                                   ============



STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                   1999                1998
                                              ---------------------------------
OPERATIONS:
Net investment income                         $    794,158         $  1,096,169
Net realized gain on securities                 33,533,982           20,112,463
Net unrealized appreciation of
  securities during the year                     8,860,720           21,794,919
                                              ---------------------------------
  Increase in net assets resulting
    from operations                             43,188,860           43,003,551
                                              ---------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (1,016,358)          (1,084,032)
Net realized gain on securities                (20,275,426)          (2,863,622)
                                              ---------------------------------
  Decrease in net assets resulting from
    distributions to shareholders              (21,291,784)          (3,947,654)
                                              ---------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                12,125,509           31,809,939
Proceeds from capital stock issued
  for distributions reinvested                  21,291,784            3,947,654
                                              ---------------------------------
                                                33,417,293           35,757,593
Cost of capital stock repurchased              (29,588,189)         (13,199,616)
                                              ---------------------------------
  Increase in net assets resulting
    from capital stock transactions              3,829,104           22,557,977
                                              ---------------------------------
Total Increase in Net Assets                    25,726,180           61,613,874

NET ASSETS:
Beginning of year                              271,158,998          209,545,124
                                              ---------------------------------
End of year (including undistributed
  net investment income of ($48,791)
  and $173,409)                               $296,885,178         $271,158,998
                                              =================================
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                       601,285            1,662,136
Shares issued for distributions reinvested       1,071,553              209,426
Shares of capital stock repurchased             (1,501,205)            (675,165)
                                              ---------------------------------
  Increase in shares outstanding                   171,633            1,196,397
Shares outstanding:
  Beginning of year                             13,618,559           12,422,162
                                              ---------------------------------
  End of year                                   13,790,192           13,618,559
                                              =================================


SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1999     SCIENCE & TECHNOLOGY FUND -  STATEMENTS OF NET ASSETS        47


    NUMBER                                                             MARKET
   OF SHARES                                                           VALUE
--------------------------------------------------------------------------------

              COMMON STOCK - 92.52%

              AEROSPACE/DEFENSE - 2.79%
  1,132,000*  SCI Systems, Inc.                                    $ 46,978,000
                                                                   ------------
              ELECTRONIC INSTRUMENTS - 0.41%
    255,000*  Cognex Corp.                                            6,853,124
                                                                   ------------

              INFORMATION PROCESSING - 0.26%
    115,000*  International Network Services                          4,298,124
                                                                   ------------

              INFORMATION PROCESSING -
              BUSINESS SOFTWARE -  8.74%
    705,000*  BMC Software, Inc.                                     34,853,436
    425,000*  Citrix Systems, Inc.                                   21,010,937
    126,300*  Great Plains Software, Inc.                             4,759,931
    665,000*  Microsoft Corp.                                        53,657,188
    705,000*  Oracle Corp.                                           17,492,813
     48,600*  Veritas Software Corp.                                  4,288,950
    335,000*  Visio Corp.                                            11,013,125
                                                                   ------------
                                                                    147,076,380
                                                                   ------------

              INFORMATION PROCESSING -
              COMPUTER HARDWARE SYSTEMS - 5.06%
    845,000*  Dell Computer Corp.                                    29,099,686
    283,000*  Electronics for Imaging, Inc.                          13,884,688
    705,000*  Sun Microsystems, Inc.                                 42,123,750
                                                                   ------------
                                                                     85,108,124
                                                                   ------------
              INFORMATION PROCESSING -
              COMPUTER SERVICES -  8.99%
    170,000*  America Online, Inc.                                   20,293,750
     96,400*  Automatic Data Processing, Inc.                         3,970,461
    705,000*  Ceridian Corp.                                         23,265,000
  1,135,000   First Data Corp.                                       51,004,062
  1,070,000*  Gartner Group, Inc., Class A                           24,610,000
    249,100   National Data Corp.                                    11,723,268
    425,000*  Sterling Commerce, Inc.                                16,521,875
                                                                   ------------
                                                                    151,388,416
                                                                   ------------
              INFORMATION PROCESSING -
              CONSUMER SOFTWARE -  5.06%
    465,000*  Intuit, Inc.                                           37,839,374
  3,410,000*  Parametric Technology Corp.                            47,313,750
                                                                   ------------
                                                                     85,153,124
                                                                   ------------
              INFORMATION PROCESSING -
              DATA SERVICES - 17.04%
    905,000   Adobe Systems, Inc.                                  $ 67,083,124
    355,000*  Avant! Corp.                                            4,326,563
    505,000*  EMC Corp.                                              50,310,625
    480,000   Hewlett Packard Co.                                    45,270,000
    200,000*  National Instruments Corp.                              7,612,500
    845,000*  Novell, Inc.                                           19,857,500
    735,000*  PsiNet, Inc.                                           32,707,500
     56,000*  Sapient Corp.                                           3,570,000
    930,000*  Solectron Corp.                                        50,917,500
    255,000*  Wind River Systems, Inc.                                5,355,000
                                                                   ------------
                                                                    287,010,312
                                                                   ------------
              INFORMATION PROCESSING -
              NETWORKING -  8.22%
    565,000*  Ascend Communications, Inc.                            52,368,437
    450,000*  Cisco Systems, Inc.                                    48,993,750
    420,000*  General Insturment Corp.                               16,248,750
    140,000   Softbank Corp.                                         16,027,256
    185,000*  USWeb Corporation                                       4,694,375
                                                                   ------------
                                                                    138,332,568
                                                                   ------------
              MULTIMEDIA -  2.98%
  1,130,000*  Synopsys, Inc.                                         50,143,750
                                                                   ------------

              SEMICONDUCTOR EQUIPMENT -  3.25%
    310,000*  Applied Materials, Inc.                                17,030,625
    285,000*  ASM Lithography Holding NV                             12,575,625
     55,000*  Galileo Technology, Ltd.                                1,711,875
    255,000*  KLA-Tencor Corp.                                       11,602,500
    240,000*  Novellus Systems, Inc.                                 11,715,000
                                                                   ------------
                                                                     54,635,625
                                                                   ------------

              SEMICONDUCTORS -  16.23%
  1,410,000*  Altera Corp.                                           49,085,625
  1,700,000*  Analog Devices, Inc.                                   65,343,750
    280,000*  Burr Brown Corp.                                        8,960,000
    280,000   Intel Corp.                                            15,137,500
    918,200*  Maxim Integrated Products, Inc.                        49,066,320
    325,000   Texas Instruments, Inc.                                35,546,875
  1,130,000*  Xilinx, Inc.                                           50,214,375
                                                                   ------------
                                                                    273,354,445
                                                                   ------------

              TELECOMMUNICATIONS - 12.51%
    570,000*  Airtouch Communications, Inc.                        $ 57,285,000
    605,000*  MCI Worldcom, Inc.                                     52,256,875
    508,000*  Nokia Corp. - ADR, Series A                            36,068,000
    425,000*  PanAmSat Corp.                                         13,812,500
    195,000*  Premisys Communications, Inc.                           1,694,063
    420,000*  Qwest Communications International, Inc.               17,823,750
    425,000*  Sanmina Corp.                                          31,868,358
                                                                   ------------
                                                                    210,808,546
                                                                   ------------
              UTILITIES - COMMUNICATION -  0.98%
    367,000*  Sprint Corp., PCS Group                                16,515,000
                                                                   ------------

              TOTAL COMMON STOCK
              (Cost $1,257,601,912)                               1,557,655,538
                                                                  -------------

      PAR
     VALUE
  ----------

              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 6.84%

              AEROSPACE/DEFENSE - 2.09%
  8,545,000   Lockheed Martin Corp.,
                4.95% due 06/03/99                                    8,542,648
 26,673,000   TRW, Inc.,
                5.11% due 06/02/99                                   26,669,854
                                                                   ------------
                                                                     35,212,502
                                                                   ------------
              CHEMICAL - MAJOR - 0.03%
    497,000   PPG Industries, Inc.,
                4.80% due 06/11/99                                      496,337
                                                                   ------------

              FINANCE COMPANIES - 0.62%
 10,466,000   Mobil Credit Finance Corp.,
                4.85% due 06/03/99                                   10,463,178
                                                                   ------------

              FOODS -  0.89%
 15,000,000   Sara Lee Corp.,
                4.90% due 06/04/99                                   14,993,871
                                                                   ------------

              INSURANCE - LIFE -  0.34%
  5,715,000   Jefferson-Pilot Corp.,
                4.88% due 06/03/99                                    5,713,450
                                                                   ------------

48                                                                  MAY 31, 1999


    PAR                                                              MARKET
   VALUE                                                              VALUE
--------------------------------------------------------------------------------
              INSURANCE - MULTILINE -  1.38%
$23,258,000   Marsh & McLennan Companies, Inc.,
                4.80% due 06/01/99                              $    23,258,000
                                                                ---------------
              METALS - STEEL -  0.30%
  5,043,000   Harsco Corp.,
                4.85% due 06/04/99                                    5,040,960
                                                                ---------------

              NATURAL GAS-DIVERSIFIED - 1.19%
 20,000,000   El Paso Natural Gas Co.,
                4.92% due 06/03/99                                   19,994,528
                                                                ---------------

              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $115,172,826)                                   115,172,826
                                                                ---------------

              TOTAL INVESTMENTS
              (Cost $1,372,774,738) - 99.36%                      1,672,828,364

              Other assets less liabilities,
                net - 0.64%                                          10,756,391
                                                                ---------------

              NET ASSETS(equivalent
                to $29.95 per share on
                56,210,670 shares
                outstanding) - 100.00%                          $ 1,683,584,755
                                                                ===============


              NET ASSETS REPRESENTED BY:
              Capital stock, $.01 par value per share,
                1,000,000,000 shares authorized,
                56,210,670 shares outstanding                   $       562,107
              Additional paid in capital                          1,077,031,615
              Undistributed net realized gain on securities         311,709,398
              Accumulated net investment loss                        (5,771,991)
              Unrealized appreciation of securities                 300,053,626
                                                                ---------------

              NET ASSETS APPLICABLE
                TO SHARES OUTSTANDING                           $ 1,683,584,755
                                                                ===============

           *  Non-income producing


SEE NOTES TO FINANCIAL STATEMENTS.

                 SCIENCE & TECHNOLOGY FUND - FINANCIAL STATEMENTS             49


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999


INVESTMENT INCOME:
Dividends                                                          $  1,060,499
Interest                                                              5,239,801
                                                                   ------------
  Total investment income                                             6,300,300
                                                                   ------------

EXPENSES:
Advisory fees                                                        11,204,880
Custodian Fees                                                          112,255
Registration and filing fees                                             44,903
Audit fees and tax services                                              35,794
Accounting services                                                     225,428
Directors fees and expenses                                              30,773
Directors' retirement plan expenses                                     150,035
Reports to shareholders                                                 215,972
Miscellaneous                                                            52,251
                                                                   ------------
  Total expenses                                                     12,072,291
                                                                   ------------
NET INVESTMENT LOSS                                                  (5,771,991)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
SECURITIES AND FOREIGN CURRENCIES:
Net realized gain on securities:
  Investments                                 $331,067,405
  Foreign currency transactions                   (312,182)
  Forward contracts                                   (524)         330,754,699
                                              ------------
Net unrealized appreciation of securities during the year:
  Investments                                  189,451,552
  Foreign currency translation                       2,518
  Forward contracts                                  2,056          189,456,126
                                              ------------         ------------
    Net realized and unrealized gain on
      securities during the year                                    520,210,825
                                                                   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $514,438,834
                                                                   ============


STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:
                                                 1999                  1998
                                           ------------------------------------
OPERATIONS:
Net investment loss                         $  (5,771,991)         $ (4,399,764)
Net realized gain on securities               330,754,699           111,229,008
Net unrealized appreciation (depreciation)
  of securities during the year               189,456,126           (16,698,726)
                                           ------------------------------------
    Increase in net assets resulting
      from operations                         514,438,834            90,130,518
                                           ------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             -                       -
Net realized gain on securities              (113,616,462)                -
                                           ------------------------------------
  Decrease in net assets resulting from
    distributions to shareholders            (113,616,462)                -
                                           ------------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold              221,258,442           217,275,229
Proceeds from capital stock issued
  for distributions reinvested                113,616,462                 -
                                           ------------------------------------
                                              334,874,904           217,275,229
Cost of capital stock repurchased             (75,253,459)          (89,246,756)
                                           ------------------------------------
  Increase in net assets resulting
    from capital stock transactions           259,621,445           128,028,473
                                           ------------------------------------
TOTAL INCREASE IN NET ASSETS                  660,443,817           218,158,991

NET ASSETS:
Beginning of year                           1,023,140,938           804,981,947
                                           ------------------------------------
End of year (including accumulated net
  investment losses of $5,771,991 and $0)  $1,683,584,755        $1,023,140,938
                                           ====================================
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                    8,585,468            10,004,608
Shares issued for distributions reinvested      4,443,350                 -
Shares of capital stock repurchased            (3,173,308)           (4,133,577)
                                           ------------------------------------
  Increase in shares outstanding                9,855,510             5,871,031
Shares outstanding:
  Beginning of year                            46,355,160            40,484,129
                                           ------------------------------------
  End of year                                  56,210,670            46,355,160
                                           ====================================


SEE NOTES TO FINANCIAL STATEMENTS.

50          SOCIAL AWARENESS FUND -  STATEMENT OF NET ASSETS        MAY 31, 1999


    NUMBER                                                             MARKET
   OF SHARES                                                           VALUE
--------------------------------------------------------------------------------

              COMMON STOCK - 98.71%

              ADVERTISING - 0.29%
      9,782   Interpublic Group Companies, Inc.                    $    740,987
     11,061   Omnicom Group, Inc.                                       774,270
                                                                   ------------
                                                                      1,515,257
                                                                   ------------
              AIRLINES - 0.34%
     10,536*  AMR Corp.                                                 685,499
      8,466   Delta Air Lines, Inc.                                     485,737
     17,432   Southwest Airlines Co.                                    558,914
      1,450*  US Airways Group, Inc.                                     70,416
                                                                   ------------
                                                                      1,800,566
                                                                   ------------
              APPAREL & PRODUCTS - 0.00%
        300   Cintas Corp.                                               19,050
                                                                   ------------

              APPLIANCES/FURNISHINGS - 0.04%
      3,075   Maytag Corp.                                              216,980
                                                                   ------------

              AUTO - CARS - 0.00%
          1   Daimlerchrysler AG                                             59
                                                                   ------------

              AUTO - ORIGINAL EQUIPMENT - 0.03%
      1,155   Arvin Industries, Inc.                                     45,334
      1,403   Federal-Mogul Corp.                                        64,713
      1,006   Modine Manufacturing Co.                                   32,318
                                                                   ------------
                                                                        142,365
                                                                   ------------
              AUTO - REPLACEMENT PARTS - 0.27%
     25,178   Genuine Parts Co.                                         848,184
      7,300*  SPX Corp.                                                 566,663
                                                                   ------------
                                                                      1,414,847
                                                                   ------------
              BANKS - NEW YORK CITY - 2.34%
     45,442   Bank of New York Co., Inc.                              1,624,552
    119,146   Citigroup, Inc.                                         7,893,423
     19,310   J. P. Morgan  & Co., Inc.                               2,690,124
                                                                   ------------
                                                                     12,208,099
                                                                   ------------
              BANKS - OTHER - 4.24%
    103,058   Bank of America Corp.                                   6,666,565
     12,391   BankBoston Corp.                                          587,024
      4,918   Bankers Trust Corp.                                       455,222
     98,172   First Union Corp.                                       4,522,050
     31,811   Fleet Financial Group, Inc.                             1,308,228
     34,014   Mellon Bank Corp.                                       1,213,875
     30,316   National City Corp.                                     2,006,540
     13,643   Providian Financial Corp.                               1,308,875
      4,500   Republic of New York Corp.                                305,719
     94,538   Wells Fargo Company                                     3,781,520
                                                                   ------------
                                                                     22,155,618
                                                                   ------------
              BANKS - REGIONAL - 3.57%
     85,801   BankOne Corp.                                           4,853,120
     54,028   Chase Manhattan Corp.                                   3,917,031
      5,595   Comerica, Inc.                                            338,148
     14,423   Fifth Third Bancorp                                       983,468
     41,583   Firstar Corp.                                           1,198,111
     23,409   KeyCorp.                                                  813,463
      8,945   Northern Trust Corp.                                      808,404
     14,774   PNC Bank Corp.                                            845,812
      9,686   State Street Corp.                                        738,558
      1,160   Summit Bancorporation                                      47,488
     21,468   SunTrust Banks, Inc.                                    1,449,090
     38,504   U.S. Bancorp                                            1,251,380
     15,563   Wachovia Corp.                                          1,373,435
                                                                   ------------
                                                                     18,617,508
                                                                   ------------
              BEVERAGE - SOFT DRINKS - 3.10%
    156,303   Coca-Cola Co.                                          10,677,451
     20,920   Coca Cola Enterprises, Inc.                               758,350
    131,883   PepsiCo, Inc.                                           4,723,060
                                                                   ------------
                                                                     16,158,861
                                                                   ------------
              BROADCASTING - 1.85%
     10,900*  Chris-Craft Industries, Inc.                              502,763
     11,319*  Clear Channel Communications, Inc.                        747,761
     46,912   Comcast Corp., Class A                                  1,806,112
     34,359*  Media One Group, Inc.                                   2,538,272
     42,237   US WEST, Inc.                                           2,283,439
     46,474*  Viacom, Inc., Class B                                   1,789,249
                                                                   ------------
                                                                      9,667,596
                                                                   ------------
              BUILDING MATERIALS - 0.30%
      2,103   Armstrong World Industries, Inc.                          122,500
     18,766   Lowe's Companies, Inc.                                    974,659
      1,400   Martin Marietta Materials, Inc.                            84,875
     14,300   Masco Corp.                                               408,444
                                                                   ------------
                                                                      1,590,478
                                                                   ------------
              CHEMICAL - MAJOR - 0.01%
      2,551   Albemarle Corp.                                            57,238
                                                                   ------------

              CHEMICAL - MISCELLANEOUS - 0.26%
     11,684   Ecolab, Inc.                                              496,570
        700   Millipore Corp.                                            23,363
      5,496   Nalco Chemical Co.                                        184,116
      9,440   Praxair, Inc.                                             460,790
      6,632   Sigma Aldrich Corp.                                       212,224
                                                                   ------------
                                                                      1,377,063
                                                                   ------------
              COAL - 0.09%
      6,100   NACCO Industries, Inc., Class A                           455,213
                                                                   ------------

              CONGLOMERATES - 0.89%
     21,589   Tenneco, Inc.                                             503,294
     47,233   Tyco International, Ltd.                                4,126,984
                                                                   ------------
                                                                      4,630,278
                                                                   ------------
              CONSUMER FINANCE - 0.38%
      5,476   Capital One Financial Corp.                               825,165
     42,267   MBNA Corp.                                              1,167,627
                                                                   ------------
                                                                      1,992,792
                                                                   ------------
              CONTAINERS - METAL/GLASS - 0.34%
     24,643   Corning, Inc.                                           1,346,125
      4,800   Crown Cork & Seal Co., Inc.                               150,600
      8,280*  Owens-Illinois, Inc.                                      252,540
                                                                   ------------
                                                                      1,749,265
                                                                   ------------
              CONTAINERS - PAPER - 0.40%
      4,457   Bemis Co., Inc.                                           168,252
        867   Chesapeake Corp.                                           31,266
      3,901*  Sealed Air Corp.                                          242,338
      7,590   Sonoco Products Co.                                       189,750
     22,000   Temple-Inland, Inc.                                     1,474,000
                                                                   ------------
                                                                      2,105,606
                                                                   ------------

MAY 31, 1999                                                                  51


     NUMBER                                                             MARKET
   OF SHARES                                                            VALUE
--------------------------------------------------------------------------------

              COSMETICS/TOILETRIES - 0.88%
     16,947   Avon Products, Inc.                                  $    837,817
     68,697   Gillette Co.                                            3,503,548
      6,651   International Flavors &
                Fragrances, Inc.                                        273,522
                                                                   ------------
                                                                      4,614,887
                                                                   ------------

              DRUGS - 7.33%
      3,485   Allergan, Inc.                                            324,105
      3,659*  ALZA Corp.                                                130,581
     83,968   American Home Products Corp.                            4,838,657
     29,142*  Amgen, Inc.                                             1,843,232
      2,310   Bausch & Lomb, Inc.                                       176,426
    131,650   Bristol Myers Squibb Co.                                9,034,482
     68,518   Eli Lilly and Co.                                       4,894,755
    143,024   Merck & Co., Inc.                                       9,654,121
     93,942   Schering-Plough Corp.                                   4,233,261
     50,417   Warner-Lambert Co.                                      3,125,855
                                                                   ------------
                                                                     38,255,475
                                                                   ------------

              ELECTRICAL EQUIPMENT - 1.04%
        700*  American Power Conversion Corp.                            27,256
     59,866   Emerson Electric Co.                                    3,823,942
      6,000   Hubbell, Inc., Class B                                    251,250
      3,500   Molex, Inc.                                               107,188
      2,600   Raychem Corp.                                              90,350
      1,800*  Teradyne, Inc.                                             95,063
      5,347   Thomas & Betts Corp.                                      228,918
     15,563   W. W. Grainger, Inc.                                      825,812
                                                                   ------------
                                                                      5,449,779
                                                                   ------------

              ELECTRONIC INSTRUMENTS - 0.01%
      1,288*  Integrated Device Technology, Inc.                         10,224
      2,200   Tektronix, Inc.                                            51,013
                                                                   ------------
                                                                         61,237
                                                                   ------------

              ENTERTAINMENT - 1.83%
      7,842   Hasbro, Inc.                                              224,477
     13,552   Mattel, Inc.                                              358,281
     78,784   Time Warner, Inc.                                       5,362,238
    123,416   Walt Disney Co.                                         3,594,491
                                                                   ------------
                                                                      9,539,487
                                                                   ------------

              FINANCE COMPANIES - 0.75%
     51,700   Associates First Capital Corp.                          2,119,700
     41,886   Household International, Inc.                           1,816,806
                                                                   ------------
                                                                      3,936,506
                                                                   ------------

              FINANCIAL SERVICES - 1.04%
     39,875   American Express Co.                                    4,832,353
      4,608   Countrywide Credit Industries, Inc.                       189,504
      8,716   H & R Block, Inc.                                         420,002
                                                                   ------------
                                                                      5,441,859
                                                                   ------------

              FOODS - 2.32%
     23,239   BestFoods                                               1,161,950
     31,110   Campbell Soup Co.                                       1,372,730
     29,776   ConAgra, Inc.                                             776,037
     18,096   General Mills, Inc.                                     1,454,467
     32,754   H J Heinz Co.                                           1,582,429
      8,089   Hershey Foods Corp.                                       438,828
     29,038   Kellogg Co.                                             1,007,256
     14,219   Pioneer Hi-Bred International, Inc.                       533,213
      9,896   Quaker Oats Co.                                           653,756
     21,527   Ralston Purina Co.                                        586,611
     65,280   Sara Lee Corp.                                          1,566,720
     11,496   Wm. Wrigley Jr. Co.                                     1,000,871
                                                                   ------------
                                                                     12,134,868
                                                                   ------------

              FOOTWEAR - 0.20%
     16,803   NIKE, Inc., Class B                                     1,023,933
                                                                   ------------

              FREIGHT - 0.20%
     19,302*  FDX Corp.                                               1,062,816
                                                                   ------------

              FUNERAL SERVICES - 0.07%
     18,233   Service Corp. International                               349,846
                                                                   ------------

              GOLD MINING - 0.03%
     24,548   Battle Mountain Gold Co.                                   59,836
     10,410   Homestake Mining Co.                                       81,328
                                                                   ------------
                                                                        141,164
                                                                   ------------
              GOVERNMENT SPONSORED - 1.74%
     49,647   Federal Home Loan Mortgage Corp.                        2,895,041
     84,484   Federal National Mortgage Association                   5,744,914
     11,078   SLM Holding Corp.                                         459,737
                                                                   ------------
                                                                      9,099,692
                                                                   ------------

              HARDWARE & TOOLS - 0.22%
     12,819   Black & Decker Corp.                                      729,882
     10,600   Snap-on, Inc.                                             383,588
        396   Stanley Works                                              12,895
                                                                   ------------
                                                                      1,126,365
                                                                   ------------

              HEALTHCARE - 0.55%
     14,406   Cardinal Health, Inc.                                     869,747
     16,310*  HealthSouth Corp.                                         218,146
      3,603*  Humana, Inc.                                               45,263
     15,704   IMS Helath, Inc.                                          386,711
     14,856   Mckesson HBOC, Inc.                                       506,033
     14,768   United HealthCare Corp.                                   860,236
                                                                   ------------
                                                                      2,886,136
                                                                   ------------

              HEAVY DUTY TRUCKS/PARTS - 0.13%
     12,900   Cummins Engine Co., Inc.                                  653,063
                                                                   ------------

              HOSPITAL MANAGEMENT - 0.21%
     33,951   Healthcare Corp.                                          799,970
      1,787*  Lifepoint Hospitals, Inc.                                  17,869
      9,822*  Tenet Healthcare Corp.                                    240,639
      1,787*  Triad Hospitals, Inc.                                      18,092
                                                                   ------------
                                                                      1,076,570
                                                                   ------------

              HOSPITAL SUPPLIES - 3.66%
    106,912   Abbott Laboratories                                     4,831,087
     26,533   Baxter International, Inc.                              1,713,038
     15,099   Becton, Dickinson and Co.                                 585,086
      2,614   Biomet, Inc.                                              104,397
     15,854*  Boston Scientific Corp.                                   601,461
        935   Hillenbrand Industries, Inc.                               39,212
     92,889   Johnson & Johnson                                       8,603,844
     37,249   Medtronic, Inc.                                         2,644,679
                                                                   ------------
                                                                     19,122,804
                                                                   ------------

52                                                                  MAY 31, 1999


     NUMBER                                                             MARKET
   OF SHARES                                                            VALUE
--------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS - 3.14%
     10,956   Clorox Co.                                           $  1,105,871
     28,657   Colgate-Palmolive Co.                                   2,862,119
      9,292   Newell Rubbermaid, Inc.                                   376,326
     98,712   Procter & Gamble Co.                                    9,217,234
     43,495   Unilever NV - ADR                                       2,840,767
                                                                   ------------
                                                                     16,402,317
                                                                   ------------
              INFORMATION PROCESSING - 0.02%
      6,713*  Parametric Technology Corp.                                93,143
                                                                   ------------

              INFORMATION PROCESSING -
              BUSINESS SOFTWARE -  4.31%
      7,711*  BMC Software, Inc.                                        381,213
    252,716*  Microsoft Corp.                                        20,391,022
     67,935*  Oracle Corp.                                            1,685,637
      2,227*  Peoplesoft, Inc.                                           36,050
                                                                   ------------
                                                                     22,493,922
                                                                   ------------

              INFORMATION PROCESSING -
              COMPUTER HARDWARE SYSTEMS -  1.76%
      5,055*  Apple Computer, Inc.                                      222,736
     80,029   Compaq Computer Corp.                                   1,895,687
    123,610*  Dell Computer Corp.                                     4,256,820
      6,570*  Gateway, Inc.                                             399,538
     40,098*  Sun Microsystems, Inc.                                  2,395,857
                                                                   ------------
                                                                      9,170,638
                                                                   ------------

              INFORMATION PROCESSING -
              COMPUTER SERVICES -  2.07%
     50,574*  America Online, Inc.                                    6,037,271
     44,566   Automatic Data Processing, Inc.                         1,835,562
     31,135   Electronic Data Systems Corp.                           1,751,344
     18,828   First Data Corp.                                          846,083
     10,574   Paychex, Inc.                                             313,240
                                                                   ------------
                                                                     10,783,500
                                                                   ------------

              INFORMATION PROCESSING -
              DATA SERVICES -  5.35%
     31,635*  Cendant Corp.                                             583,270
      3,872   Comdisco, Inc.                                             94,380
     24,771   Computer Associates  International                      1,171,978
      7,353*  Computer Sciences Corp.                                   475,647
     11,102*  Compuware Corp.                                           344,856
     27,283*  EMC Corp.                                               2,718,070
     58,343   Hewlett Packard Co.                                     5,502,474
    102,438   International Business Machines Corp.                  11,914,820
      7,783*  Novell, Inc.                                              182,901
     22,335   Pitney Bowes, Inc.                                      1,423,856
      9,167*  Seagate Technology, Inc.                                  276,729
     13,810*  Solectron Corp.                                           756,098
     44,558   Xerox Corp.                                             2,503,603
                                                                   ------------
                                                                     27,948,682
                                                                   ------------

              INFORMATION PROCESSING -
              NETWORKING - 2.03%
     15,240*  3Com Corp.                                                419,100
     10,638*  Ascend Communications, Inc.                               986,010
     81,505*  Cisco Systems, Inc.                                     8,873,858
      7,553*  General Insturment Corp.                                  292,207
                                                                   ------------
                                                                     10,571,175
                                                                   ------------

              INSURANCE - CASUALTY - 0.35%
      9,169   Chubb Corp.                                               642,403
      4,090   Progressive Corp.                                         574,134
      3,366   SAFECO Corp.                                              147,894
     13,509   St. Paul Companies, Inc.                                  480,414
                                                                   ------------
                                                                      1,844,845
                                                                   ------------

              INSURANCE - LIFE - 0.70%
      9,361   Aetna, Inc.                                               850,096
     32,315   Conseco, Inc.                                             987,627
      4,031   Jefferson-Pilot Corp.                                     272,848
      8,232   Lincoln National Corp.                                    837,606
      2,856   Torchmark Corp.                                           95,319
      8,374   Transamerica Corp.                                        614,442
                                                                   ------------
                                                                      3,657,938
                                                                   ------------

              INSURANCE - MISCELLANEOUS - 0.05%
      4,965   UNUM Corp.                                                267,179
                                                                   ------------

              INSURANCE - MULTILINE - 3.23%
      1,021   AFLAC, Inc.                                                52,071
     48,156   Allstate Corp.                                          1,754,684
     83,348   American International Group, Inc.                      9,527,717
     27,782   Aon Corp.                                               1,194,606
     14,997   CIGNA Corp.                                             1,398,470
      4,572   Cincinnati Financial Corp.                                188,309
     13,092   Hartford Financial Services Group                         828,069
     25,278   Marsh & McLennan Companies, Inc.                        1,838,975
      1,400   Provident Companies, Inc.                                  54,688
                                                                   ------------
                                                                     16,837,589
                                                                   ------------

              LEISURE TIME - 0.03%
     1,947    Brunswick Corp.                                            46,728
     2,100    Harley-Davidson, Inc.                                     107,231
                                                                   ------------
                                                                        153,959
                                                                   ------------

              LODGING - 0.07%
     3,716    Hilton Hotels Corp.                                        51,095
     7,442    Marriott International, Inc.                              283,261
     3,716*   Park Place Entertainment Corp.                             39,018
                                                                   ------------
                                                                        373,374
                                                                   ------------

              MACHINERY - AGRICULTURE - 0.39%
     20,600   Case Corp.                                                968,200
     27,573   Deere & Co.                                             1,049,497
                                                                   ------------
                                                                      2,017,697
                                                                   ------------

              MACHINERY - CONSTRUCTION & CONTRACTS - 0.49%
     43,689   Caterpillar, Inc.                                       2,397,434
     10,178   Foster Wheeler Corp.                                      139,948
                                                                   ------------
                                                                      2,537,382
                                                                   ------------

              MACHINERY - INDUSTRIAL/SPECIALTY - 1.61%
      1,200*  American Standard Companies                                55,500
      6,700   Briggs & Stratton Corp.                                   418,750
     19,047   Cooper Industries, Inc.                                   944,017
     15,495   Dover Corp.                                               583,968
     37,181   Illinois Tool Works, Inc.                               2,853,642
     16,743   Ingersoll-Rand Co.                                      1,066,321
     12,815   Johnson Controls, Inc.                                    808,146
      6,500   Nordson Corp.                                             381,875
     19,445   Pall Corp.                                                390,115
     11,100   Tecumseh Products Co., Class A                            732,600
      8,072   Timken Co.                                                165,981
                                                                   ------------
                                                                      8,400,915
                                                                   ------------

MAY 31, 1999                                                                  53


     NUMBER                                                             MARKET
   OF SHARES                                                            VALUE
--------------------------------------------------------------------------------

              MEDICAL TECHNOLOGY - 0.29%
      2,579   Celera Genomics                                      $     43,843
     17,548   Guidant Corp.                                             877,400
      5,258*  PE Corp-PE Biosystems Group                               587,253
                                                                   ------------
                                                                      1,508,496
                                                                   ------------

              MERCHANDISE - DRUG - 0.45%
     18,709   CVS Corp.                                                 860,614
      9,962   Rite Aid Corp.                                            249,050
     52,902   Walgreen Co.                                            1,229,972
                                                                   ------------
                                                                      2,339,636
                                                                   ------------

              MERCHANDISE - SPECIALTY - 1.67%
      2,323   American Greetings Corp., Class A                          66,496
      2,500   Circuit City Stores, Inc.                                 179,531
      8,920*  CostCo Companies, Inc.                                    646,700
      2,480   Dollar General Corp.                                       65,875
     28,263   Gap, Inc.                                               1,768,173
     81,521   Home Depot, Inc.                                        4,636,507
      2,378   Ikon Office Solutions, Inc.                                33,143
      3,156*  Kohl's Corp.                                              215,200
      2,850   Limited, Inc.                                             139,294
      2,341   Nordstrom, Inc.                                            83,106
     16,744*  Staples, Inc.                                             481,390
      2,252   Tandy Corp.                                               185,790
      5,668   TJX Companies, Inc.                                       170,040
      1,477*  Toys R Us, Inc.                                            34,063
                                                                   ------------
                                                                      8,705,308
                                                                   ------------

              MERCHANDISING - DEPARTMENT - 0.38%
     21,146   Dayton Hudson Corp.                                     1,332,198
      1,473*  Federated Department Stores, Inc.                          80,279
     13,624   May Department Stores Co.                                 590,090
                                                                   ------------
                                                                      2,002,567
                                                                   ------------

              MERCHANDISING - FOOD - 0.86%
     16,505   Albertsons, Inc.                                          883,018
     13,029   American Stores Co.                                       429,957
     17,971*  Kroger Co.                                              1,052,427
     29,803*  Safeway, Inc.                                           1,385,840
     15,889   SYSCO Corp.                                               471,705
      7,109   Winn-Dixie Stores, Inc.                                   254,591
                                                                   ------------
                                                                      4,477,538
                                                                   ------------

              MERCHANDISING - MASS - 2.33%
     12,825   J.C. Penney Co., Inc.                                     662,892
     15,124*  KMart Corp.                                               232,532
     20,628   Sears Roebuck and Co.                                     986,276
    241,088   Wal-Mart Stores, Inc.                                  10,276,376
                                                                   ------------
                                                                     12,158,076
                                                                   ------------

              METALS - MISCELLANEOUS - 0.14%
      7,437   Engelhard Corp.                                           150,599
     13,888   Precision Castparts Corp.                                 562,464
                                                                   ------------
                                                                        713,063
                                                                   ------------

              METALS - STEEL - 0.08%
      7,300   Harsco Corp.                                              238,163
     12,948   Worthington Industries, Inc.                              165,896
                                                                   ------------
                                                                        404,059
                                                                   ------------

              MISCELLANEOUS - 0.08%
      1,815   BB&T Corp.                                                 66,248
      9,155   Equifax, Inc.                                             329,580
                                                                   ------------
                                                                        395,828
                                                                   ------------

              MOBILE HOMES - 0.00%
        887   Fleetwood Enterprises, Inc.                                22,563
                                                                   ------------

              NATURAL GAS-DIVERSIFIED - 0.21%
      3,832   Eastern Enterprises                                       132,923
      6,901   El Paso Energy Corp.                                      248,867
     20,000   K N Energy, Inc.                                          428,750
     16,300   Questar Corp.                                             310,719
                                                                   ------------
                                                                      1,121,259
                                                                   ------------

              OIL - INTEGRATED DOMESTIC - 0.49%
     19,966   Ashland Oil, Inc.                                         813,615
     11,615   Kerr-McGee Corp.                                          540,098
     40,022   USX-Marathon Group                                      1,198,159
                                                                   ------------
                                                                      2,551,872
                                                                   ------------

              OIL - SERVICE - PRODUCTS - 0.03%
     15,603*  Ocean Energy, Inc.                                        154,080
                                                                   ------------

              OIL - SERVICES - 0.04%
      5,100   York International Corp.                                  215,156
                                                                   ------------

              OIL/GAS PRODUCERS - 0.49%
     14,061   Pennzenergy Co.                                           217,067
     14,437   Pioneer Natural Resources Corp.                           157,002
     20,348   Sonat, Inc.                                               721,082
     12,673   Sunoco, Inc.                                              385,734
     23,108   Ultramar Diamond Shamrock Corp.                           508,376
     39,531   Union Pacific Resources Group, Inc.                       550,963
                                                                   ------------
                                                                      2,540,224
                                                                   ------------

              PAPER/FOREST PRODUCTS - 0.85%
     12,209   Avery Dennison Corp.                                      731,014
      7,919   Fort James Corp.                                          290,033
     48,325   Kimberly-Clark Corp.                                    2,836,073
      9,697   Longview Fibre Co.                                        131,516
      6,736   Louisiana Pacific Corp.                                   136,404
      7,800   Mead Corp.                                                291,525
                                                                   ------------
                                                                      4,416,565
                                                                   ------------

              POLLUTION CONTROL - 0.45%
     11,181   Industries, Inc.                                          464,012
     35,496   Waste Management, Inc.                                  1,876,851
                                                                   ------------
                                                                      2,340,863
                                                                   ------------

              PUBLISHING - NEWS - 0.74%
      6,850   Dow Jones & Co., Inc.                                     359,625
     23,631   Gannett Co., Inc.                                       1,707,340
      2,042   Knight-Ridder, Inc.                                       107,588
     11,806   New York Times Co., Class  A                              402,880
      3,357   Times Mirror Co.                                          197,853
      7,387   Tribune Co.                                               583,111
        900   Washington Post Co., Class B                              500,794
                                                                   ------------
                                                                      3,859,191
                                                                   ------------

              PUBLISHING/PRINTING - 0.33%
      6,090   Deluxe Corp.                                              219,621
     14,372   Dun & Bradstreet Corp.                                    503,020
     19,120   McGraw-Hill, Inc.                                         991,850
                                                                   ------------
                                                                      1,714,491
                                                                   ------------

54                                                                  MAY 31, 1999


     NUMBER                                                             MARKET
   OF SHARES                                                            VALUE
--------------------------------------------------------------------------------

              RAILROAD - 1.69%
     58,788   Burlington Northern Santa Fe                         $  1,822,428
     46,301   CSX  Corp.                                              2,173,253
     11,400   Kansas City Southern Industries, Inc.                     641,250
     55,610   Norfolk Southern Corp.                                  1,821,228
     41,161   Union Pacific Corp.                                     2,348,750
                                                                   ------------
                                                                      8,806,909
                                                                   ------------

              RESTAURANTS - 0.83%
    103,016   McDonald's Corp.                                        3,966,116
      6,072*  Tricon Global Restaurants, Inc.                           353,694
                                                                   ------------
                                                                      4,319,810
                                                                   ------------

              SAVINGS & LOAN - 0.25%
      2,690   Golden West Financial Corp.                               255,214
     27,430   Washington Mutual, Inc.                                 1,047,483
                                                                   ------------
                                                                      1,302,697
                                                                   ------------

              SECURITIES RELATED - 1.53%
     21,480   Charles Schwab Corp.                                    2,272,853
     13,436   Franklin Resources, Inc.                                  584,466
      2,504   Lehman Brothers Holdings, Inc.                            136,781
     22,018   Merrill Lynch & Co., Inc.                               1,849,512
     32,320   Morgan Stanley Dean Witter & Co.                        3,118,885
                                                                   ------------
                                                                      7,962,497
                                                                   ------------

              SEMICONDUCTOR EQUIPMENT - 0.25%
     19,358*  Applied Materials, Inc.                                 1,063,480
      4,914*  KLA-Tencor Corp.                                          223,587
                                                                   ------------
                                                                      1,287,067
                                                                   ------------

              SEMICONDUCTORS - 2.92%
      3,530*  Advanced Micro Devices, Inc.                               65,305
    175,676   Intel Corp.                                             9,497,484
      2,966*  LSI Logic Corp.                                           109,927
     11,384*  Micron Technology, Inc.                                   431,881
      3,301*  National Semiconductor Corp.                               63,957
     39,600   Rockwell International Corp.                            2,185,425
     26,458   Texas Instruments, Inc.                                 2,893,844
                                                                   ------------
                                                                     15,247,823
                                                                   ------------

              TELECOMMUNICATIONS - 3.60%
     32,233*  Airtouch Communications, Inc.                           3,239,417
     23,145   ALLTEL Corp.                                            1,659,207
      5,700   Frontier Corp.                                            299,963
     96,372*  MCI Worldcom, Inc.                                      8,324,133
     10,003*  Nextel Communications, Inc., Class A                      368,861
     43,324   Nortel Networks Corp.                                   3,249,300
      1,800   QUALCOMM, Inc.                                            175,050
      1,832   Scientific-Atlanta, Inc.                                   64,693
     25,008*  Tellabs, Inc.                                           1,462,968
                                                                   ------------
                                                                     18,843,592
                                                                   ------------

              TEXTILE - PRODUCTS - 0.05%
      5,513   V. F. Corp.                                               253,598
                                                                   ------------

              UTILITIES - COMMUNICATION - 7.13%
     90,000   AT&T Corp.                                              4,995,000
     82,782   Ameritech Corp.                                         5,448,090
    106,920   Bell Atlantic Corp.                                     5,853,870
    127,036   BellSouth Corp.                                         5,994,511
     60,000   GTE Corp.                                               3,783,750
    128,235   SBC Communications, Inc.                                6,556,014
     32,387   Sprint Corp., FON Group                                 3,651,634
     21,784*  Sprint Corp., PCS Group                                   980,258
                                                                   ------------
                                                                     37,263,127
                                                                   ------------

              UTILITIES - ELECTRIC - 2.35%
     11,280*  AES Corp.                                                 561,180
     26,375   Allegheny Energy, Inc.                                    919,828
      4,400   Black Hills Corp.                                         101,200
     31,104   Cinergy Corp.                                           1,061,424
      3,383   Cleco Corp.                                               111,850
     22,500   DPL, Inc.                                                 406,406
      6,006   Hawaiian Electric Industries, Inc.                        220,721
     10,014   Idacorp, Inc.                                             332,966
      5,481   Indiana Energy, Inc.                                      121,267
     13,980   IPALCO Enterprises, Inc.                                  345,131
      9,402   Kansas City Power & Light Co.                             261,493
     12,658   Minnesota Power, Inc.                                     272,147
     21,515   Montana Power Co.                                       1,589,421
      9,560   Nevada Power Co.                                          240,195
     29,879   New Century Energies, Inc.                              1,208,232
     22,287   Nisource, Inc.                                            622,643
     15,157   OGE Energy Corp.                                          390,293
     55,779   PacifiCorp                                              1,014,481
     28,442   Potomac Electric Power Co.                                878,147
     17,468   Puget Sound Energy, Inc.                                  455,260
     24,709   TECO Energy, Inc.                                         572,940
     15,129   UtiliCorp United, Inc.                                    377,279
      8,187   Washington Gas Light Co.                                  200,070
                                                                   ------------
                                                                     12,264,574
                                                                   ------------

              UTILITIES - GAS, DISTRIBUTION - 0.57%
     10,694   AGL Resources, Inc.                                       201,849
     25,486   Keyspan Energy Corp.                                      688,122
     49,022   MCN Energy Group, Inc.                                    980,440
     15,619   National Fuel Gas Co.                                     741,903
      9,630   NICOR, Inc.                                               362,329
                                                                   ------------
                                                                      2,974,643
                                                                   ------------

              UTILITIES - GAS, PIPELINE - 1.04%
     13,633   Columbia Energy Group                                     729,366
     28,441   Consolidated Natural Gas Co.                            1,690,462
     26,186   ONEOK, Inc.                                               785,580
     12,624   Peoples Energy Corp.                                      486,024
     33,430   Williams Companies, Inc.                                1,732,092
                                                                   ------------
                                                                      5,423,524
                                                                   ------------

              WATER SERVICES - 0.04%
      6,927   American Water Works Co., Inc.                            214,738
                                                                   ------------

              TOTAL COMMON STOCK
              (Cost $416,405,627)                                   515,210,915
                                                                   ------------

MAY 31, 1999                                                                  55


  PAR                                                                  MARKET
 VALUE                                                                 VALUE
--------------------------------------------------------------------------------

              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 0.86%

              HOSPITAL MANAGEMENT - 0.71%
 $3,713,000   Humana, Inc.,
                5.11% due 06/01/99                                 $  3,713,000
                                                                   ------------

              INSURANCE - MULTILINE - 0.15%
    761,000   Marsh & McLennan Companies, Inc.,
                4.90% due 06/03/99                                      760,793
                                                                   ------------

              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $4,473,793)                                       4,473,793
                                                                   ------------

              UNITED STATES GOVERNMENT
              SHORT TERM - 0.29%

              U. S. TREASURY BILLS - 0.29%
  1,500,000   United States Treasury Bills,
                4.41% due 06/10/99                                    1,498,340
                                                                   ------------

              TOTAL UNITED STATES GOVERNMENT
              SHORT TERM
              (Cost $1,498,340)                                       1,498,340
                                                                   ------------

              TOTAL INVESTMENTS
              (Cost $422,377,760) - 99.85%                          521,183,048
                                                                   ------------

              Other assets less liabilities,
                net - 0.15%                                             781,509
                                                                   ------------

              NET ASSETS (equivalent
              to $24.11 per share on
              21,646,123 shares
              outstanding) - 100.00%                               $521,964,557
                                                                   ------------

              NET ASSETS REPRESENTED BY:
              Capital stock, $.01 par value per share,
                1,000,000,000 shares authorized,
                21,646,123 shares outstanding                      $    216,461
              Additional paid in capital                            402,462,419
              Undistributed net realized gain on securities          20,521,962
              Undistributed net investment loss                         (41,573)
              Unrealized appreciaton of securities                   98,805,288
                                                                   ------------

              NET ASSETS APPLICABLE
                TO SHARES OUTSTANDING                              $521,964,557
                                                                   ============

          *   Non-income producing


SEE NOTES TO FINANCIAL STATEMENTS.

56              SOCIAL AWARENESS FUND - FINANCIAL STATEMENTS


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999



INVESTMENT INCOME:
Dividends                                                          $  5,720,024
Interest                                                                484,096
Total Investment Income                                               6,204,120

EXPENSES:
Advisory fees                                                         2,076,498
Custodian fees                                                           31,663
Registration and filing fees                                             17,328
Audit fees and services                                                  12,122
Accounting services                                                      75,764
Directors' fees and expenses                                             10,368
Directors' retirement plan expenses                                      47,629
Report to shareholders                                                   84,103
Miscellaneous                                                            12,439
                                                                   ------------
  Total expenses                                                      2,367,914
                                                                   ------------
NET INVESTMENT INCOME                                                 3,836,206
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
  Investments                                    $21,326,713
  Futures contracts                                  691,211         22,017,924
                                                 -----------
Net unrealized appreciation of securities during the year:
  Investments                                     50,552,924
  Futures                                            137,250         50,690,174
                                                 -----------       ------------
    Net realized and unrealized gain on
      securities during the year                                     72,708,098
                                                                   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 76,544,304
                                                                   ============


STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                     1999              1998
                                               --------------------------------
OPERATIONS:
Net investment income                          $   3,836,206       $  2,820,855
Net realized gain on securities                   22,017,924         36,311,508
Net unrealized appreciation of securities
  during the year                                 50,690,174         21,289,379
                                               --------------------------------
  Increase in net assets result                   76,544,304         60,421,742
                                               --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (4,053,286)        (2,737,376)
Net realized gain on securities                  (37,006,972)        (9,562,689)
                                               --------------------------------
  Decrease in net assets resulting from
    distributions to shareholders                (41,060,258)       (12,300,065)
                                               --------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                 118,062,922        120,526,570
Proceeds from capital stock issued
  for distributions reinvested                    41,060,258         12,300,065
                                               --------------------------------
                                                 159,123,180        132,826,635
Cost of capital stock repurchased                 (6,810,019)        (2,130,016)
                                               --------------------------------
  Increase in net assets resulting
    from capital stock transactions              152,313,161        130,696,619
                                               --------------------------------
TOTAL INCREASE IN NET ASSETS                     187,797,207        178,818,296

NET ASSETS:
Beginning of year                                334,167,350        155,349,054
                                               --------------------------------

End of year (including undistributed net
  investment income of $(41,573) and $175,507) $ 521,964,557       $334,167,350
                                               ================================
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                       5,074,114          5,891,588
Shares issued for distributions reinvested         1,800,031            618,253
Shares of capital stock repurchased                 (308,485)          (106,789)
                                               --------------------------------
  Increase in shares outstanding
  Beginning of year                               15,080,463          8,677,411
                                               --------------------------------
  End of year                                     21,646,123         15,080,463
                                               ================================

SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1999      ASSSETS ALLOCATION FUND -  STATEMENT OF NET ASSETS          57


      NUMBER                                                           MARKET
    OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

              COMMON STOCK - 57.86%
              ADVERTISING - 0.13%
      1,995   Interpublic Group Companies, Inc.                    $    151,121
      2,300   Omnicom Group, Inc.                                       161,000
                                                                   ------------
                                                                        312,121
                                                                   ------------
              AEROSPACE/DEFENSE - 0.72%
     12,611   Boeing Co.                                                532,815
        881   Crane Co.                                                  26,484
        558   EG&G, Inc.                                                 16,566
      1,754   General Dynamics Corp.                                    115,326
      1,042   Goodrich (B.F.) Co.                                        42,201
      5,266   Lockheed Martin Corp.                                      69,660
      4,618   Raytheon Co., Class B                                     314,313
      1,578   TRW, Inc.                                                  78,999
      6,268   United Technologies Corp.                                 389,008
                                                                   ------------
                                                                      1,798,316
                                                                   ------------

              AIRLINES - 0.19%
      2,452*  AMR Corp.                                                 159,533
      1,914   Delta Air Lines, Inc.                                     109,816
      4,414   Southwest Airlines Co.                                    141,523
      1,213*  US Airways Group, Inc.                                     58,906
                                                                   ------------
                                                                        469,778
                                                                   ------------
              APPAREL & PRODUCTS - 0.02%
      1,000*  Fruit of The Loom, Inc.                                    10,312
        910   Liz Claiborne, Inc.                                        32,760
                                                                   ------------
                                                                         43,072
                                                                   ------------

              APPLIANCES/FURNISHINGS - 0.06%
      1,229   Maytag Corp.                                               86,721
      1,029   Whirlpool Corp.                                            66,370
                                                                   ------------
                                                                        153,091
                                                                   ------------

              AUTO - CARS - 0.67%
      6,205*  Delphi Automotive Systems Corp.                           121,774
     16,356   Ford Motor Co.                                            933,313
      8,878   General Motors Corp.                                      612,582
                                                                   ------------
                                                                      1,667,669
                                                                   ------------

              AUTO - ORIGINAL EQUIPMENT - 0.04%
      1,800   Danaher Corp.                                             108,788
                                                                   ------------

              AUTO - REPLACEMENT PARTS - 0.12%
      2,008*  AutoZone, Inc.                                             58,107
      1,000   Cooper Tire & Rubber Co.                                   23,749
      2,326   Genuine Parts Co.                                          78,357
      2,176   Goodyear Tire & Rubber Co.                                129,880
        882   Pep Boys-Manny, Moe & Jack                                 16,648
                                                                   ------------
                                                                        306,741
                                                                   ------------
              BANKS - NEW YORK CITY - 1.10%
     10,016   Bank of New York Co., Inc.                                358,072
     30,509   Citigroup, Inc.                                         2,021,221
      2,484   J. P. Morgan  & Co., Inc.                                 346,051
                                                                   ------------
                                                                      2,725,344
                                                                   ------------
              BANKS - OTHER - 1.83%
      3,966   BankBoston Corp.                                          187,889
      1,400   Bankers Trust Corp.                                       129,588
     23,414   Bank of America Corp.                                   1,514,593
     13,327   First Union Corp.                                         613,875
      7,576   Fleet Financial Group, Inc.                               311,563
      7,176   Mellon Bank Corp.                                         256,094
      4,497   National City Corp.                                       297,645
      1,911   Providian Financial Corp.                                 183,337
      1,510   Republic of  New York Corp.                               102,585
      1,800   Union Planters Corp.                                       74,363
     22,036   Wells Fargo & Co.                                         881,440
                                                                   ------------
                                                                      4,552,972
                                                                   ------------

              BANKS - REGIONAL - 1.87%
      2,250   AmSouth Bancorporation                                     63,844
     15,899   Bank One Corp.                                            899,287
     11,458   Chase Manhattan Corp.                                     830,705
      2,130   Comerica, Inc.                                            128,732
      3,657   Fifth Third Bancorp                                       249,362
      8,900   Firstar Corp.                                             256,431
      2,920   Huntington Bancshares, Inc.                               101,105
      5,980   KeyCorp                                                   207,805
      2,200   Mercantile Bancorporation, Inc.                           128,562
      1,600   Northern Trust Corp.                                      144,600
      4,073   PNC Bank Corp.                                            233,179
      2,900   Regions Financial Corp.                                   109,838
      2,100   SouthTrust Corp.                                           81,769
      2,200   State Street Corp.                                        167,750
      2,400   Summit Bancorporation                                      98,250
      4,385   SunTrust Banks, Inc.                                      295,988
      3,500   Synovus Financial Corp.                                    70,438
      9,821   U.S. Bancorp                                              319,183
      2,852   Wachovia Corp.                                            251,689
                                                                   ------------
                                                                      4,638,517
                                                                   ------------
              BEVERAGE -
              BREWERS/DISTRIBUTORS - 0.34%
      6,396   Anheuser-Busch Companies, Inc.                            467,308
        933   Brown-Forman Corp., Class B                                62,219
        478   Coors Adolph, Class B                                      22,704
      5,425   Seagram Co., Ltd.                                         281,761
                                                                   ------------
                                                                        833,992
                                                                   ------------

              BEVERAGE - SOFT DRINKS - 1.27%
     33,299   Coca-Cola Co.                                           2,274,738
      5,200   Coca Cola Enterprises, Inc.                               188,500
     19,661   PepsiCo, Inc.                                             704,109
                                                                   ------------
                                                                      3,167,347
                                                                   ------------
              BROADCASTING - 0.97%
      9,402*  CBS Corp.                                                 392,534
      4,400*  Clear Channel Communications                              290,675
      9,868   Comcast Corp., Class A                                    379,918
      8,263*  Media One Group, Inc.                                     610,429
      6,809   U S WEST, Inc.                                            368,111
      9,300*  Viacom, Inc., Class B                                     358,050
                                                                   ------------
                                                                      2,399,717
                                                                   ------------
              BUILDING MATERIALS - 0.20%
        605   Armstrong World Industries, Inc.                           35,241
      4,984   Lowe's Companies, Inc.                                    258,857
      4,534   Masco Corp.                                               129,502
      2,268   Sherwin-Williams Co.                                       69,883
                                                                   ------------
                                                                        493,483
                                                                   ------------
              CHEMICAL - MAJOR - 0.86%
      3,019   Dow Chemical Co.                                          366,809
     15,162   E.I. du Pont de Nemours and Co.                           992,163
      1,353   Hercules, Inc.                                             47,270
      8,408   Monsanto Co.                                              348,932
      1,610   Morton International, Inc.                                 62,790
      2,435   PPG Industries, Inc.                                      147,773
      2,229   Rohm and Haas Co.                                          89,439
      1,720   Union Carbide Corp.                                        88,258
                                                                   ------------
                                                                      2,143,434
                                                                   ------------

58                                                                  MAY 31, 1999


      NUMBER                                                           MARKET
    OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

              CHEMICAL - MISCELLANEOUS - 0.21%
      3,022   Air Products and Chemicals, Inc.                          123,902
      1,088   Eastman Chemical Co.                                       55,080
      1,706   Ecolab, Inc.                                               72,505
        500*  FMC Corp.                                                  33,094
        731   Great Lakes Chem Corp.                                     33,032
        573   Millipore Corp.                                            19,124
        904   Nalco Chemical Co.                                         30,284
      2,086   Praxair, Inc.                                             101,823
      1,336   Sigma Aldrich Corp.                                        42,751
      1,000*  W.R. Grace & Co.                                           17,813
                                                                   ------------
                                                                        529,408
                                                                   ------------
              COAL - 0.00%
        100   NACCO Industries, Inc., Class A                             7,463
                                                                   ------------

              CONGLOMERATES - 0.79%
      7,460   Allied Signal, Inc.                                       433,146
      1,300   ITT Industries, Inc.                                       49,075
      1,681   Loews Corp.                                               136,686
      4,400   RJR Nabisco Holdings Corp.                                136,125
      2,251   Tenneco, Inc.                                              52,476
      2,256   Textron, Inc.                                             200,924
     11,001   Tyco International, Ltd.                                  961,212
                                                                   ------------
                                                                      1,969,644
                                                                   ------------
              CONSUMER FINANCE - 0.17%
        900   Capital One Financial Corp.                               135,619
     10,461   MBNA Corp.                                                288,985
                                                                   ------------
                                                                        424,604
                                                                   ------------
              CONTAINERS - METAL/GLASS - 0.13%
        400   Ball Corp.                                                 19,475
      3,092   Corning, Inc.                                             168,901
      1,693   Crown Cork & Seal Co., Inc.                                53,117
        700   Owens Corning                                              27,563
      2,000*  Owens-Illinois, Inc.                                       61,000
                                                                   ------------
                                                                        330,056
                                                                   ------------
              CONTAINERS - PAPER - 0.06%
        700   Bemis Co., Inc.                                            26,425
      1,182*  Sealed Air Corp.                                           73,432
        800   Temple-Inland, Inc.                                        53,600
                                                                   ------------
                                                                        153,457
                                                                   ------------
              COSMETICS/TOILETRIES - 0.41%
        699   Alberto-Culver Co., Class B                                18,480
      3,514   Avon Products, Inc.                                       173,723
     14,892   Gillette Co.                                              759,492
      1,371   International Flavors & Fragrances, Inc.                   56,382
                                                                   ------------
                                                                      1,008,077
                                                                   ------------
              DRUGS - 4.27%
        875   Allergan, Inc.                                             81,375
      1,314*  ALZA Corp.                                                 46,893
     17,756   American Home Products Corp.                            1,023,189
      6,852*  Amgen, Inc.                                               433,389
        792   Bausch & Lomb, Inc.                                        60,489
     26,828   Bristol Myers Squibb Co.                                1,841,072
     14,860   Eli Lilly and Co.                                       1,061,561
     32,174   Merck & Co., Inc.                                       2,171,745
      6,911   Pharmacia & Upjohn, Inc.                                  383,129
     17,542   Pfizer, Inc.                                            1,876,994
     19,808   Schering-Plough Corp.                                     892,598
     11,054   Warner-Lambert Co.                                        685,348
      1,300*  Watson Pharmaceuticals, Inc.                               49,806
                                                                   ------------
                                                                     10,607,588
                                                                   ------------
              ELECTRICAL EQUIPMENT - 2.04%
      2,184*  Cabletron Systems, Inc.                                    32,487
      5,988   Emerson Electric Co.                                      382,484
     44,302   General Electric Co.                                    4,504,960
        510   National Service Industries, Inc.                          18,774
      1,096   Raychem Corp.                                              38,086
        750   Thomas & Betts Corp.                                       32,109
      1,296   W. W. Grainger, Inc.                                       68,769
                                                                   ------------
                                                                      5,077,669
                                                                   ------------

              ELECTRONIC INSTRUMENTS - 0.02%
        650   Tektronix, Inc.                                            15,071
      2,176*  Thermo Electron Corp.                                      41,616
                                                                   ------------
                                                                         56,687
                                                                   ------------
              ENTERTAINMENT - 0.99%
      8,200   Carnival Corp., Class A                                   336,200
      1,439*  Harrah's Entertainment, Inc.                               31,118
      2,649   Hasbro, Inc.                                               75,827
        936*  King World Productions, Inc.                               31,239
      3,861   Mattel, Inc.                                              102,075
     15,826   Time Warner, Inc.                                       1,077,157
     27,412   Walt Disney Co.                                           798,375
                                                                   ------------
                                                                      2,451,991
                                                                   ------------
              FINANCE COMPANIES - 0.27%
      9,778   Associates First Capital Corp.                            400,898
      6,476   Household International, Inc.                             280,896
                                                                   ------------
                                                                        681,794
                                                                   ------------
              FINANCIAL SERVICES - 0.35%
      6,221   American Express Co.                                      753,907
      1,500   Countrywide Credit Industries, Inc.                        61,687
      1,359   H & R Block, Inc.                                          65,487
                                                                   ------------
                                                                        881,081
                                                                   ------------
              FOODS - 0.90%
      7,923   Archer Daniels Midland Co.                                118,845
      3,838   BestFoods                                                 191,900
      5,950   Campbell Soup Co.                                         262,544
      6,482   ConAgra, Inc.                                             168,937
      2,134   General Mills, Inc.                                       171,520
      4,834   H J Heinz Co.                                             233,543
      1,944   Hershey Foods Corp.                                       105,462
      5,332   Kellogg Co.                                               184,954
      3,216   Pioneer Hi-Bred International, Inc.                       120,600
      1,819   Quaker Oats Co.                                           120,167
      4,100   Ralston Purina Co.                                        111,725
     12,192   Sara Lee Corp.                                            292,608
      1,676   Wm. Wrigley Jr. Co.                                       145,917
                                                                   ------------
                                                                      2,228,722
                                                                   ------------

MAY 31, 1999                                                                  59


      NUMBER                                                           MARKET
    OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

              FOOTWEAR - 0.10%
      3,831   NIKE, Inc., Class  B                                 $    223,452
        700*  Reebok International, Ltd.                                 13,913
                                                                   ------------
                                                                        247,365
                                                                   ------------
              FREIGHT - 0.10%
      4,008*  FDX Corp.                                                 220,691
        963   Ryder System, Inc.                                         23,111
                                                                   ------------
                                                                        243,802
                                                                   ------------
              GOLD MINING - 0.06%
      4,983   Barrick Gold Corp.                                         85,957
      3,100   Battle Mountain Gold Co.                                    7,556
      2,871   Homestake Mining Co.                                       22,429
      3,279   Placer Dome, Inc.                                          36,479
                                                                   ------------
                                                                        152,421
                                                                   ------------
              GOVERNMENT SPONSORED - 0.64%
      9,280   Federal Home Loan Mortgage                                541,140
     14,125   Federal National Mortgage Association                     960,500
      2,300   SLM Holding Corp.                                          95,450
                                                                   ------------
                                                                      1,597,090
                                                                   ------------
              FUNERAL SERVICES - 0.03%
      3,445   Service Corp. International                                66,101
                                                                   ------------

              HARDWARE & TOOLS - 0.05%
      1,184   Black & Decker Corp.                                       67,414
        784   Snap-on, Inc.                                              28,371
      1,188   Stanley Works                                              38,684
                                                                   ------------
                                                                        134,469
                                                                   ------------
              HEALTHCARE - 0.30%
      3,650   Cardinal Health, Inc.                                     220,369
      1,400*  HCR Manor Care, Inc.                                       37,450
      5,568*  HealthSouth Corp.                                          74,472
      2,169*  Humana, Inc.                                               27,248
      4,202   IMS Helath, Inc.                                          103,474
      3,709   Mckesson HBOC,  Inc.                                      126,338
      2,605   United HealthCare Corp.                                   151,741
                                                                   ------------
                                                                        741,092
                                                                   ------------
              HEAVY DUTY TRUCKS/PARTS - 0.14%
        600   Cummins Engine Co., Inc.                                   30,375
      2,253   Dana Corp.                                                116,311
        978   Eaton Corp.                                                85,269
        927*  Navistar International Corp.                               45,771
      1,088   PACCAR, Inc.                                               61,268
                                                                   ------------
                                                                        338,994
                                                                   ------------
              HOME BUILDERS - 0.02%
        832   Centex Corp.                                               30,836
        500   Kaufman & Broad Home Corp.                                 12,063
        600   Pulte Corp.                                                14,288
                                                                   ------------
                                                                         57,187
                                                                   ------------
              HOSPITAL MANAGEMENT - 0.14%
      8,536   Columbia/HCA Healthcare Corp.                             201,130
        449*  Lifepoint Hospitals, Inc.                                   4,493
        400   Shared Med Systems Corp.                                   26,300
      4,081*  Tenet Healthcare Corp.                                     99,985
        449*  Triad Hospitals, Inc.                                       4,549
                                                                   ------------
                                                                        336,457
                                                                   ------------
              HOSPITAL SUPPLIES - 1.58%
     20,348   Abbott Laboratories                                       919,475
        719   Bard (C. R.), Inc.                                         32,849
      3,910   Baxter International, Inc.                                252,439
      3,294   Becton, Dickinson and Co.                                 127,643
      1,500   Biomet, Inc.                                               59,906
      5,246*  Boston Scientific Corp.                                   199,020
     18,248   Johnson & Johnson                                       1,690,221
      1,022   Mallinckrodt, Inc.                                         35,387
      7,932   Medtronic, Inc.                                           563,172
      1,147*  St. Jude Medical, Inc.                                     38,783
                                                                   ------------
                                                                      3,918,895
                                                                   ------------
              HOUSEHOLD PRODUCTS - 1.37%
      1,648   Clorox Co.                                                166,345
      4,016   Colgate-Palmolive Co.                                     401,098
      5,543   Minnesota Mining & Manufacturing Co.                      475,312
      3,678   Newell Rubbermaid, Inc.                                   148,959
     17,938   Procter & Gamble Co.                                    1,674,961
        800   Tupperware Corp.                                           17,800
      7,796   Unilever NV - ADR                                         509,180
                                                                   ------------
                                                                      3,393,655
                                                                   ------------
              INFORMATION PROCESSING - 0.02%
      3,556*  Parametric Technology Corp.                                49,340
                                                                   ------------

              INFORMATION PROCESSING -
              BUSINESS SOFTWARE - 2.49%
      3,200*  BMC Software, Inc.                                        158,200
     68,128*  Microsoft Corp.                                         5,497,078
     19,280*  Oracle Corp.                                              478,385
      3,000*  Peoplesoft, Inc.                                           48,563
                                                                   ------------
                                                                      6,182,226
              INFORMATION PROCESSING -
              COMPUTER HARDWARE SYSTEMS - 1.04%
      1,828*  Apple Computer, Inc.                                       80,546
     22,572   Compaq Computer Corp.                                     534,662
     34,312*  Dell Computer Corp.                                     1,181,620
      2,100*  Gateway, Inc.                                             127,706
      2,499*  Silicon Graphics, Inc.                                     30,925
     10,356*  Sun Microsystems, Inc.                                    618,771
                                                                   ------------
                                                                      2,574,230
                                                                   ------------
              INFORMATION PROCESSING -
              COMPUTER SERVICES - 1.13%
     13,900*  America Online, Inc.                                    1,659,313
      8,258   Automatic Data Processing, Inc.                           340,126
      1,864*  Ceridian Corp.                                             61,512
      6,700   Electronic Data Systems Corp.                             376,875
      5,998   First Data Corp.                                          269,535
      3,300   Paychex, Inc.                                              97,763
                                                                   ------------
                                                                      2,805,124
                                                                   ------------
              INFORMATION PROCESSING -
              DATA SERVICES - 2.90%
        900   Adobe Systems, Inc.                                        66,713
        735   Autodesk, Inc.                                             20,304
     10,496*  Cendant Corp.                                             193,520
      7,333   Computer Associates International                         346,943
      2,170*  Computer Sciences Corp.                                   140,372
      4,800*  Compuware Corp.                                           149,100
        700*  Data General Corp.                                          9,188
      6,822*  EMC Corp.                                                 679,642
     13,765   Hewlett Packard Co.                                     1,298,212
      1,765   Honeywell, Inc.                                           167,013
     24,948   International Business Machines Corp.                   2,901,764
      4,484*  Novell, Inc.                                              105,374
      3,706   Pitney Bowes, Inc.                                        236,258
      3,218*  Seagate Technology, Inc.                                   97,143
      3,400*  Solectron Corp.                                           186,150
      3,500*  Unisys Corp.                                              132,781
      8,866   Xerox Corp.                                               498,158
                                                                   ------------
                                                                      7,228,635
                                                                   ------------

60                                                                  MAY 31, 1999


      NUMBER                                                           MARKET
    OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

              INFORMATION PROCESSING -
              NETWORKING - 1.14%
      3,000*  Ascend Communications, Inc.                               278,063
     21,374*  Cisco Systems, Inc.                                     2,327,094
      2,247*  General Insturment Corp.                                   86,931
      4,744*  3Com Corp.                                                130,460
                                                                   ------------
                                                                      2,822,548
                                                                   ------------
              INSURANCE - CASUALTY - 0.20%
      2,284   Chubb Corp.                                               160,023
      1,000   Progressive Corp.                                         140,375
      1,953   SAFECO Corp.                                               85,810
      3,168   St. Paul Companies, Inc.                                  112,662
                                                                   ------------
                                                                        498,870
                                                                   ------------
              INSURANCE - LIFE - 0.32%
      2,097   Aetna, Inc.                                               190,434
      4,307   Conseco, Inc.                                             131,632
      1,596   Jefferson-Pilot Corp.                                     108,029
      1,540   Lincoln National Corp.                                    156,695
      2,070   Torchmark Corp.                                            69,086
      1,774   Transamerica Corp.                                        130,167
                                                                   ------------
                                                                        786,043
                                                                   ------------
              INSURANCE - MISCELLANEOUS - 0.11%
      1,444   MBIA, Inc.                                                 98,643
      1,506   MGIC Investment Corp.                                      72,476
      1,914   UNUM Corp.                                                102,997
                                                                   ------------
                                                                        274,116
                                                                   ------------
              INSURANCE - MULTILINE - 1.36%
     10,992   Allstate Corp.                                            400,521
     16,729   American International Group, Inc.                      1,912,334
      3,528   Aon Corp.                                                 151,704
      2,929   CIGNA Corp.                                               273,129
      2,200   Cincinnati Financial Corp.                                 90,613
      3,306   Hartford Financial Services Group                         209,104
      3,626   Marsh & McLennan Companies, Inc.                          263,792
      2,000   Provident Companies, Inc.                                  78,125
                                                                   ------------
                                                                      3,379,322
                                                                   ------------
              LEISURE TIME - 0.03%
      1,243   Brunswick Corp.                                            29,832
      2,400*  Mirage Resorts, Inc.                                       49,200
                                                                   ------------
                                                                         79,032
                                                                   ------------
              LODGING - 0.07%
      3,510   Hilton Hotels Corp.                                        48,263
      3,288   Marriott International, Inc.                              125,150
                                                                   ------------
                                                                        173,413
                                                                   ------------
              MACHINE TOOLS - 0.00%
        544   Milacron, Inc.                                             11,594
                                                                   ------------

              MACHINERY - AGRICULTURE - 0.07%
      1,011   Case Corp.                                                 47,517
      3,170   Deere & Co.                                               120,658
                                                                   ------------
                                                                        168,175
                                                                   ------------
              MACHINERY - CONSTRUCTION &
              CONTRACTS - 0.13%
      4,840   Caterpillar, Inc.                                         265,595
      1,003   Fluor Corp.                                                37,362
        526   Foster Wheeler Corp.                                        7,233
        700   Harnischfeger Industries, Inc.                              5,031
                                                                   ------------
                                                                        315,221
                                                                   ------------
              MACHINERY - INDUSTRIAL/SPECIALTY - 0.32%
        300   Briggs & Stratton Corp.                                    18,750
      1,307   Cooper Industries, Inc.                                    64,778
      2,920   Dover Corp.                                               110,048
      3,460   Illinois Tool Works, Inc.                                 265,555
      2,234   Ingersoll-Rand Co.                                        142,278
      1,187   Johnson Controls, Inc.                                     74,855
      1,595   Pall Corp.                                                 31,999
      1,504   Parker Hannifin Corp.                                      65,706
        800   Timken Co.                                                 16,450
                                                                   ------------
                                                                        790,419
                                                                   ------------
              MEDICAL TECHNOLOGY - 0.12%
      4,112   Guidant Corp.                                             205,600
        303*  PE Corp-Celera Genomics Group                               5,151
        706   PE Corp-PE Biosystems Group                                78,851
                                                                   ------------
                                                                        289,602
                                                                   ------------
              MERCHANDISE - DRUG - 0.26%
      5,278   CVS Corp.                                                 242,788
        497   Longs Drug Stores Corp.                                    17,302
      3,462   Rite Aid Corp.                                             86,550
     13,208   Walgreen Co.                                              307,086
                                                                   ------------
                                                                        653,726
                                                                   ------------
              MERCHANDISE - SPECIALTY - 1.23%
        889   American Greetings Corp., Class A                          25,448
      1,351   Circuit City Stores, Inc.                                  97,019
      1,500*  Consolidated Stores Corp.                                  51,563
      2,966*  CostCo Companies, Inc.                                    215,035
      2,969   Dollar General Corp.                                       78,857
      2,257   Fortune Brands, Inc.                                       92,255
      7,720   Gap, Inc.                                                 482,983
     19,912   Home Depot, Inc.                                        1,132,495
      1,806   Ikon Office Solutions, Inc.                                25,171
        491   Jostens, Inc.                                              10,372
      2,200*  Kohl's Corp.                                              150,013
      3,044   Limited, Inc.                                             148,775
      1,866   Nordstrom, Inc.                                            66,243
      6,100*  Staples, Inc.                                             175,375
      1,382   Tandy Corp.                                               114,015
      4,256   TJX Companies, Inc.                                       127,680
      3,433*  Toys R Us, Inc.                                            79,174
                                                                   ------------
                                                                      3,072,473
                                                                   ------------
              MERCHANDISING - DEPARTMENT - 0.32%
      5,952   Dayton Hudson Corp.                                       374,975
      1,430   Dillards, Inc., Class A                                    50,229
      2,816*  Federated Department Stores, Inc.                         153,472
      4,735   May Department Stores Co.                                 205,085
                                                                   ------------
                                                                        783,761
                                                                   ------------

MAY 31, 1999                                                                  61


      NUMBER                                                           MARKET
    OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

              MERCHANDISING - FOOD - 0.48%
      3,403   Albertsons, Inc.                                     $    182,061
      3,642   American Stores Co.                                       120,186
      5,542*  Kroger Co.                                                324,553
      6,600*  Safeway, Inc.                                             306,900
      1,592   SUPERVALU, Inc.                                            38,606
      4,414   SYSCO Corp.                                               131,041
        500   The Great Atlantic & Pacific Tea Co., Inc.                 16,375
      1,979   Winn-Dixie Stores, Inc.                                    70,873
                                                                   ------------
                                                                      1,190,595
                                                                   ------------
              MERCHANDISING - MASS - 1.24%
      3,648   J.C. Penney Co., Inc.                                     188,555
      6,576*  KMart Corp.                                               101,106
      5,196   Sears Roebuck and Co.                                     248,434
     59,848   Wal-Mart Stores, Inc.                                   2,551,021
                                                                   ------------
                                                                      3,089,116
                                                                   ------------
              METALS - ALUMINUM - 0.16%
      3,043   Alcan Aluminium, Ltd.                                      85,204
      4,980   Aluminum Co. of America                                   273,900
        942   Reynolds Metals Co.                                        50,103
                                                                   ------------
                                                                        409,207
                                                                   ------------
              METALS - COPPER - 0.04%
        600   ASARCO, Inc.                                                9,638
      2,273   Newmont Mining Corp.                                       40,488
        859   Phelps Dodge Corp.                                         44,507
                                                                   ------------
                                                                         94,633
                                                                   ------------
              METALS - STEEL - 0.07%
      2,579   Allegheny Teldyne, Inc.                                    52,708
      1,695*  Bethlehem Steel Corp.                                      14,090
      1,167   Nucor Corp.                                                58,204
      1,215   USX-US Steel Group, Inc.                                   32,728
      1,300   Worthington Industries, Inc.                               16,656
                                                                   ------------
                                                                        174,386
                                                                   ------------
              METALS - MISCELLANEOUS - 0.05%
      1,366   Cyprus Amax Minerals Co.                                   17,160
      1,874   Engelhard Corp.                                            37,948
      2,453   Freeport-McMoRan Copper & Gold, Inc.,Class B               34,649
      2,207   Inco, Ltd.                                                 31,450
                                                                   ------------
                                                                        121,207
                                                                   ------------

              MISCELLANEOUS - 0.09%
      4,000   BB&T Corp.                                                146,000
      2,000   Equifax, Inc.                                              72,000
                                                                   ------------
                                                                        218,000
                                                                   ------------
              MOBILE HOMES - 0.01%
        500   Fleetwood Enterprises, Inc.                                12,719
                                                                   ------------

              MULTIMEDIA - 0.01%
        702   Meredith Corp.                                             24,526
                                                                   ------------

              NATURAL GAS-DIVERSIFIED - 0.05%
      2,762   Coastal Corp.                                             106,510
        300   Eastern Enterprises                                        10,406
                                                                   ------------
                                                                        116,916
                                                                   ------------
              OIL - INTEGRATED DOMESTIC - 0.47%
      1,264   Amerada Hess Corp.                                         75,761
        962   Ashland Oil, Inc.                                          39,202
      4,508   Atlantic Richfield Co.                                    377,263
      2,363   Burlington Resources,  Inc.                               101,461
      1,173   Kerr-McGee Corp.                                           54,545
      4,707   Occidental Petroleum Corp.                                 99,434
      3,384   Phillips Petroleum Co.                                    177,449
      3,160   Unocal Corp.                                              125,610
      3,911   USX-Marathon Group                                        117,086
                                                                   ------------
                                                                      1,167,811
                                                                   ------------
              OIL - INTEGRATED
              INTERNATIONAL - 2.67%
      8,859   Chevron Corp.                                             821,119
     32,828   Exxon Corp.                                             2,622,137
     10,600   Mobil Corp.                                             1,073,250
     28,992   Royal Dutch Peteroleum Co.                              1,639,860
      7,274   Texaco, Inc.                                              476,447
                                                                   ------------
                                                                      6,632,813
                                                                   ------------
              OIL - SERVICES - 0.35%
      4,220   Baker Hughes, Inc.                                        131,348
      5,891   Halliburton Co.                                           243,740
        781   McDermott International, Inc.                              20,012
      1,129*  Rowan Companies, Inc.                                      19,052
      7,402   Schlumberger, Ltd.                                        445,508
                                                                   ------------
                                                                        859,660
                                                                   ------------
              OIL/GAS PRODUCERS - 0.10%
      1,600   Anadarko Petroleum Corp.                                   60,004
      1,300   Apache Corp.                                               46,800
        700   Helmerich & Payne, Inc.                                    16,319
      1,441   Sonat, Inc.                                                51,065
      1,204   Sunoco, Inc.                                               36,647
      3,311   Union Pacific Resources Group, Inc.                        46,147
                                                                   ------------
                                                                        256,982
                                                                   ------------
              PAPER/FOREST PRODUCTS - 0.59%
      1,563   Avery Dennison Corp.                                       93,585
        766   Boise Cascade Corp.                                        30,353
      1,307   Champion International Corp.                               66,984
      2,938   Fort James Corp.                                          107,604
      1,233   Georgia-Pacific Corp.                                     106,577
      5,515   International Paper Co.                                   275,750
      7,334   Kimberly-Clark Corp.                                      430,414
      1,443   Louisiana Pacific Corp.                                    29,221
      1,368   Mead Corp.                                                 51,129
        315   Potlatch Corp.                                             12,409
      1,321   Westvaco Corp.                                             37,731
      2,744   Weyerhaeuser Co.                                          170,300
      1,478   Willamette Industries, Inc.                                62,630
                                                                   ------------
                                                                      1,474,687
                                                                   ------------
              PHOTOGRAPHY - 0.13%
      4,434   Eastman Kodak Co.                                         299,848
        646   Polaroid Corp.                                             13,647
                                                                   ------------
                                                                        313,495
                                                                   ------------
              POLLUTION CONTROL - 0.22%
      2,159   Browning-Ferris Industries, Inc.                           89,599
      4,400   Laidlaw, Inc.                                              30,800
      8,062   Waste Management, Inc.                                    426,278
                                                                   ------------
                                                                        546,677
                                                                   ------------
              PUBLISHING - NEWS - 0.27%
      1,327   Dow Jones & Co., Inc.                                      69,668
                                                                   ------------

62                                                                  MAY 31, 1999


      NUMBER                                                           MARKET
    OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

              PUBLISHING - NEWS - Continued
      3,838   Gannett Co., Inc.                                    $    277,296
      1,096   Knight-Ridder, Inc.                                        57,746
      2,458   New York Times Co., Class  A                               83,879
        967   Times Mirror Co.                                           56,993
      1,701   Tribune Co.                                               134,273
                                                                   ------------
                                                                        679,855
                                                                   ------------
              PUBLISHING/PRINTING - 0.15%
      1,100   Deluxe Corp.                                               39,669
      2,186   Dun & Bradstreet Corp.                                     76,510
        971   Harcourt General, Inc.                                     47,761
      2,656   McGraw-Hill, Inc.                                         137,780
      1,196   Moore Corp., Ltd.                                          10,540
      1,796   R. R. Donnelley and Sons Co.                               65,105
                                                                   ------------
                                                                        377,365
                                                                   ------------
              RAILROAD - 0.31%
      6,299   Burlington Northern Santa Fe                              195,269
      2,876   CSX  Corp.                                                134,992
      1,500   Kansas City Southern Industries, Inc.                      84,375
      5,005   Norfolk Southern Corp.                                    163,914
      3,346   Union Pacific Corp.                                       190,931
                                                                   ------------
                                                                        769,481
                                                                   ------------
              RESTAURANTS - 0.36%
      1,857   Darden Restaurants, Inc.                                   39,577
     18,122   McDonald's Corp.                                          697,697
      2,076*  Tricon Global Restaurants, Inc.                           120,926
      1,700   Wendy's International, Inc.                                46,325
                                                                   ------------
                                                                        904,525
                                                                   ------------
              SAVINGS & LOAN - 0.16%
        925   Golden West Financial Corp.                                87,759
      7,858   Washington Mutual, Inc.                                   300,077
                                                                   ------------
                                                                        387,836
                                                                   ------------
              SECURITIES RELATED - 0.82%
      1,475   Bear Stearns Co., Inc.                                     65,453
      5,450   Charles Schwab Corp.                                      576,678
      3,400   Franklin Resources, Inc.                                  147,900
      1,500   Lehman Brothers Holdings, Inc.                             81,938
      4,830   Merrill Lynch & Co., Inc.                                 405,720
      7,812   Morgan Stanley, Dean Witter,
              Discover and Co.                                          753,858
                                                                   ------------
                                                                      2,031,547
                                                                   ------------
              SEMICONDUCTORS - 1.65%
      1,957*  Advanced Micro Devices, Inc.                               36,205
     44,904   Intel Corp.                                             2,427,623
      1,910*  LSI Logic Corp.                                            70,789
      3,344*  Micron Technology, Inc.                                   126,863
      8,090   Motorola, Inc.                                            669,953
      2,237*  National Semiconductor Corp.                               43,341
      2,617   Rockwell International Corp.                              144,426
      5,328   Texas Instruments, Inc.                                   582,750
                                                                   ------------
                                                                      4,101,950
                                                                   ------------
              SEMICONDUCTOR EQUIPMENT - 0.13%
      4,966*  Applied Materials, Inc.                                   272,820
      1,200*  KLA-Tencor Corp.                                           54,600
                                                                   ------------
                                                                        327,420
                                                                   ------------
              TELECOMMUNICATIONS - 2.66%
      7,749*  Airtouch Communications, Inc.                             778,775
      3,784   ALLTEL Corp.                                              271,266
      1,124*  Andrew Corp.                                               17,422
      1,800   CenturyTel, Inc.                                           68,963
      2,278   Frontier Corp.                                            119,880
      1,100   Harris Corp.                                               41,594
     35,616   Lucent Technologies, Inc.                               2,025,660
     24,829*  MCI Worldcom, Inc.                                      2,144,605
      3,800*  Nextel Communications, Inc., Class A                      140,125
      8,983   Nortel Networks Corp.                                     673,725
        981   Scientific-Atlanta, Inc.                                   34,642
      5,208*  Tellabs, Inc.                                             304,667
                                                                   ------------
                                                                      6,621,324
                                                                   ------------
              TEXTILE - PRODUCTS - 0.04%
        500   Russell Corp.                                              11,719
        200   Springs Industries, Inc., Class A                           7,925
      1,600   V F Corp.                                                  73,600
                                                                   ------------
                                                                         93,244
                                                                   ------------

              TOBACCO - 0.54%
     32,829   Philip Morris Companies, Inc.                        $  1,265,968
      2,427   UST, Inc.                                                  74,024
                                                                   ------------
                                                                      1,339,992
                                                                   ------------
              UTILITIES - COMMUNICATION - 3.56%
     42,437   AT&T Corp.                                              2,355,254
     14,818   Ameritech Corp.                                           975,210
     20,990   Bell Atlantic Corp.                                     1,149,203
     26,154   BellSouth Corp.                                         1,234,142
     13,087   GTE Corp.                                                 825,299
     26,414   SBC Communications, Inc.                                1,350,415
      6,120   Sprint Corp., FON Group                                   690,030
      5,960*  Sprint Corp., PCS Group                                   268,200
                                                                   ------------
                                                                      8,847,753
                                                                   ------------
              UTILITIES - ELECTRIC - 1.32%
      2,600*  AES Corp.                                                 129,350
      1,825   Ameren Corp.                                               74,711
      2,549   American Electric Power, Inc.                             110,563
      2,006   Carolina Power & Light Co.                                 87,763
      2,892   Central & South West Corp.                                 74,469
      2,118   Cinergy Corp.                                              72,277
      1,400   CMS Energy Corp.                                           65,100
      3,199   Consolidated Edison, Inc.                                 155,351
      1,998   Constellation Energy Group, Inc.                           62,313
      2,608   Dominion Resources, Inc.                                  112,633
      1,893   DTE Energy Co.                                             82,464
      4,904   Duke Energy Corp.                                         295,773
      4,717   Edison International                                      129,718
      3,327   Entergy Corp.                                             107,920
      3,126   FirstEnergy Corp.                                          99,446
      2,570   FPL Group, Inc.                                           149,542
      1,754   GPU, Inc.                                                  76,409
      1,500   New Century Energies, Inc.                                 60,656
      2,400*  Niagara Mohawk Holdings, Inc.                              35,700
      1,968   Northern States Power Co.                                  51,291
      5,035   PG&E Corp.                                                169,931
      2,046   PP&L Resources, Inc.                                       61,380
      4,045   PacifiCorp                                                 73,568
      2,977   Peco Energy Co.                                           145,687
      3,081   Public Service Enterprise Group, Inc.                     129,209
      3,989   Reliant Energy, Inc.                                      121,665
      9,208   Southern Co.                                              261,277
      3,794   Texas Utilities Co.                                       170,730
      2,900   Unicom Corp.                                              122,706
                                                                   ------------
                                                                      3,289,602
                                                                   ------------

MAY 31, 1999                                                                  63


      NUMBER                                                           MARKET
    OF SHARES                                                          VALUE
--------------------------------------------------------------------------------

              UTILITIES - GAS, DISTRIBUTION - 0.01%
        590   NICOR, Inc.                                          $     22,199
                                                                   ------------

              UTILITIES - GAS, PIPELINE - 0.36%
      1,130   Columbia Energy Group                                      60,454
      1,395   Consolidated Natural Gas Co.                               82,915
      4,847   Enron Corp.                                               345,955
        400   ONEOK, Inc.                                                12,000
        500   Peoples Energy Corp.                                       19,250
      3,234   Sempra Energy                                              69,531
      5,726   Williams Companies, Inc.                                  296,678
                                                                   ------------
                                                                        886,783
                                                                   ------------
              TOTAL COMMON STOCK
              (Cost $83,377,329)                                    143,772,327
                                                                   ------------


              CORPORATE LONG TERM
              BONDS- 15.70%

              BANKS - OTHER - 0.35%
$   940,000   Bank of America Corp.,
                5.88% due 02/15/09                                      880,639
                                                                   ------------

              BANKS - REGIONAL - 0.31%
    830,000   First Union National,
                5.80% due 12/01/08                                      771,004
                                                                   ------------

              BEVERAGE - 0.16%
    400,000   Anheuser-Busch Companies, Inc.,
                7.25% due  09/15/15                                     397,972
                                                                   ------------

              BEVERAGE - SOFT DRINKS - 0.37%
  1,000,000   Coca Cola Enterprises, Inc.,
                5.75% due 11/01/08                                      929,270
                                                                   ------------

              CHEMICAL - MAJOR - 0.29%
    740,000   Monsanto Co.,
                5.38% due 12/01/01                                      725,718
                                                                   ------------

              CONTAINERS - METAL/GLASS - 0.54%
    600,000   Owens Corning,
                7.70% due 05/01/08                                      602,934
                                                                   ------------
    785,000   Owens Corning,
                7.00% due 03/15/09                                      749,055
                                                                   ------------
                                                                      1,351,989
                                                                   ------------


     PAR                                                             MARKET
    VALUE                                                            VALUE
--------------------------------------------------------------------------------

              ELECTRICAL EQUIPMENT - 0.56%
$ 1,510,000   National Service Industries, Inc.,
                6.00% due 02/01/09                                 $  1,400,906
                                                                   ------------

              FINANCE COMPANIES - 1.66%
    810,000   AT&T Capital  Corp.,
                7.50% due 11/15/00                                      818,497
  1,185,000   Capital One Bank,
                7.00% due 04/30/01                                    1,195,535
  1,245,000   Newcourt Credit Group, Inc.,
                7.13% due 12/17/03                                    1,268,829
    830,000   Newcourt Credit Group, Inc.,
                6.88% due 02/16/05                                      833,469
                                                                   ------------
                                                                      4,116,330
                                                                   ------------

              FINANCIAL SERVICES - 0.38%
  1,000,000   Countrywide Home,
                6.25% due 04/15/09                                      949,020
                                                                   ------------

              HEAVY DUTY TRUCKS/PARTS - 0.50%
  1,330,000   Dana Corp.,
                7.00% due 03/01/29                                    1,238,416
                                                                   ------------

              INSURANCE - MULTILINE - 0.60%
    500,000   Fairfax Financial Holdings, Ltd.,
                8.25% due 10/01/15                                      512,490
  1,000,000   Fairfax Financial Holdings, Ltd.,
                7.38% due 03/15/06                                      983,119
                                                                   ------------
                                                                      1,495,609
                                                                   ------------
              MERCHANDISE - DRUG - 0.35%
    925,000   Rite Aid Corp.,
                6.00% due 12/15/05                                      859,621
                                                                   ------------

              NATURAL GAS-DIVERSIFIED - 0.83%
    661,000   PanEnergy Corp.,
                7.38% due 09/15/03                                      681,517
  1,400,000   Valero Energy Corp.,
                7.38% due 03/15/06                                    1,372,280
                                                                   ------------
                                                                      2,053,797
                                                                   ------------

              OIL - INTEGRATED DOMESTIC - 0.30%
$   300,000   Conoco, Inc.,
                5.90% due 04/15/04                                      294,012
    470,000   USX-Marathon Group,
                6.65% due 02/01/06                                      454,467
                                                                   ------------
                                                                        748,479
                                                                   ------------
              OIL - SERVICE - PRODUCTS - 0.38%
  1,000,000   Halliburton Co.,
                5.63% due 12/01/08                                      933,530
                                                                   ------------

              OIL - SERVICES - 0.38%
    940,000   Canadian Occidental Petroleum,
                7.13% due 02/04/04                                      932,405
                                                                   ------------

              PAPER/FOREST PRODUCTS - 0.36%
    940,000   Temple-Inland, Inc., Series F,
                6.75% due 03/01/09                                      906,038
                                                                   ------------

              SECURITIES RELATED - 0.83% Merrill Lynch & Co., Inc.:
    830,000     8.00% due 06/01/07                                      895,910
    830,000     6.00% due 02/17/09                                      780,192
    375,000   Merrill Lynch MTNB.,
                7.20% due 10/15/12                                      380,636
                                                                   ------------
                                                                      2,056,738
                                                                   ------------
              TELECOMMUNICATIONS - 2.37%
  1,830,000   Bell Atlantic Pennsylvania,
                6.00% due 12/01/28                                    1,585,677
    500,000   Northwestern Bell Telephone,
                7.75% due 05/01/30                                      518,720
  3,130,000   Sprint Capital Corp.,
                6.38% due 05/01/09                                    3,002,046
    830,000   Sprint Capital Corp.,
                6.13% due 11/15/08                                      780,814
                                                                   ------------
                                                                      5,887,257
                                                                   ------------
              UTILITIES - COMMUNICATION - 1.22%
    315,000   AT&T Corp.,
                6.50% due 03/15/29                                      294,068
  2,130,000   GTE California, Inc.,
                5.50% due 01/15/09                                    1,954,083
    800,000   MCI Communications Corp.,
                6.50% due 04/15/10                                      782,776
                                                                   ------------
                                                                      3,030,927
                                                                   ------------

64                                                                  MAY 31, 1999


     PAR                                                             MARKET
    VALUE                                                            VALUE
--------------------------------------------------------------------------------

              UTILITIES - ELECTRIC - 2.17%
$ 1,015,000   Arizona Public Service,
                5.88% due 02/15/04                                      990,518
    800,000   (1) Cinergy Corp.,
                6.13% due 04/15/04                                      780,407
  1,000,000   National Rual Utilities,
                6.20% due 02/01/08                                      974,600
    475,000   National Rual Utilities,
                5.70% due 01/15/10                                      440,743
  1,000,000   Pennsylvania Electric Co., Series C,
                6.63% due 04/01/19                                      946,300
  1,240,646   Texas Utilities Electric,
                6.62% due 07/01/01                                    1,252,091
                                                                   ------------
                                                                      5,384,659
                                                                   ------------
              UTILITIES - GAS, PIPELINE - 0.79%
  1,000,000   Enron Corp.,
                6.75% due 09/01/04                                    1,000,910
  1,000,000   Peco Energy Transition Trust,
                6.13% due 03/01/09                                      962,180
                                                                   ------------
                                                                      1,963,090
                                                                   ------------
              TOTAL CORPORATE
              LONG TERM BONDS
              (Cost $40,059,946)                                     39,013,414
                                                                   ------------

              UNITED STATES GOVERNMENT - 14.79%
              LONG TERM

              FEDERAL AGENCIES - 0.68%
              Government National Mortgage
                Association (pools/REMICS):
    393,718     6.50% due 12/15/28                                      383,997
    469,810     6.50% due 01/15/29                                      458,211
    837,545     6.50% due 04/15/29                                      816,866
     36,382   Single Family Mortgage,
                6.50% due 01/15/29                                       35,484
                                                                   ------------
                                                                      1,694,558
                                                                   ------------
              GOVERNMENT SPONSORED - 11.77% Federal Home Loan Bank:
$ 1,310,000     6.00% due 05/17/06                                    1,273,975
  1,000,000     5.81% due 03/23/09                                      960,470
    925,000     5.32% due 12/23/08                                      855,773
              Federal Home Loan Mortgage Corp.
                (pools/REMICS):
    869,219      8.50% due 10/01/26                                     912,402
    327,580      8.50% due 11/01/26                                     343,752
     35,466      8.50% due 07/01/28                                      37,223
    138,193      7.50% due 09/01/25                                     141,129
    238,925      7.50% due 09/01/25                                     244,002
    206,032      7.50% due 09/01/25                                     210,410
    311,831      7.50% due 09/01/25                                     318,457
              Federal Home Loan Mortgage Corp.,
                Gold (pools/REMICS):
    683,651     7.00% due 03/01/12                                      693,687
  2,500,000     7.00% due 06/15/28                                    2,501,175
  3,300,000     6.00% due 06/01/29                                    3,140,676
    175,000     6.00% due 06/01/29                                      168,656
              Federal National Mortgage Association:
    925,000     6.65% due 11/07/07                                      920,088
  1,900,000     6.37% due 01/30/08                                    1,869,125
    486,000     6.30% due 12/20/04                                      483,113
  1,000,000     6.28% due 02/12/08                                      979,370
    300,000     5.86% due 03/30/04                                      294,843
              Federal National Mortgage Association
                (pools/REMICS):
    343,733     8.50% due 01/01/25                                      360,703
    261,372     8.50% due 02/01/25                                      274,276
    463,948     8.50% due 04/01/25                                      488,644
    341,212     8.50% due 05/01/25                                      358,058
    471,437     8.50% due 12/01/25                                      494,712
    596,251     8.50% due 01/01/27                                      625,688
     24,826     7.50% due 09/01/25                                       25,339
    441,581     7.50% due 10/01/25                                      450,691
    442,835     7.50% due 04/01/26                                      451,970
    146,902     7.50% due 10/01/26                                      149,933
     24,525     7.50% due 09/01/27                                       25,031
    346,649     7.50% due 09/01/27                                      353,797
    247,039     7.50% due 11/01/27                                      252,133
              Federal National Mortgage Association
                (pools/REMICS):
    391,824     7.00% due 08/01/09                                      397,454
    407,481     7.00% due 09/01/10                                      413,336
     90,142     7.00% due 03/01/12                                       91,437

              GOVERNMENT SPONSORED - Continued
              Federal National Mortgage Association
                (pools/REMICS):
$   809,611     7.00% due 10/01/12                                      821,245
    137,660     7.00% due 10/02/12                                      139,638
    491,355     7.00% due 12/01/13                                      498,416
  2,084,000     6.50% due 06/01/29                                    2,036,777
  2,426,441     6.00% due 01/01/29                                    2,307,376
    925,632     6.00% due 01/01/29                                      880,211
  1,000,000   Federal National Mortgage Association,
                6.76% due 07/16/07                                    1,002,810
                                                                   ------------
                                                                     29,248,001
                                                                   ------------
              UNITED STATES NOTES - 2.34% United States Treasury Notes:
  1,000,000     6.50% due 05/31/02                                    1,024,530
  1,800,000     5.00% due 04/30/01                                    1,787,346
  1,000,000     5.63% due 02/15/06                                      990,780
  2,000,000     3.88% due 01/15/09                                    2,000,000
                                                                   ------------
                                                                      5,802,656
                                                                   ------------
              TOTAL UNITED STATES
              GOVERNMENT-LONG TERM
              (Cost $37,238,507)                                     36,745,215
                                                                   ------------

              CORPORATE   SHORT TERM
              COMMERCIAL PAPER - 14.29%

              DRUGS - 2.01%
  5,000,000   Bergen Brunswig Corp.,
                4.97% due 06/16/99                                    4,989,637
                                                                   ------------

              ENTERTAINMENT - 2.01%
  5,000,000   Time Warner Entertainment,
                5.00% due 06/16/99                                    4,989,575
                                                                   ------------

              HEAVY DUTY TRUCKS/PARTS - 2.01%
  4,993,000   Eaton Corp.,
                4.95% due 06/04/99                                    4,990,939
                                                                   ------------

              INSURANCE - LIFE - 2.92%
  7,294,000   Jefferson-Pilot Corp.,
                4.88% due 06/03/99                                    7,292,021
                                                                   ------------

MAY 31, 1999                                                                  65


     PAR                                                             MARKET
    VALUE                                                            VALUE
--------------------------------------------------------------------------------

              METALS - ALUMINUM - 1.07%
$ 2,656,000   Reynolds Metals Co.,
                4.90% due 06/02/99                                 $  2,655,638
                                                                   ------------

              MISCELLANEOUS - 1.16%
  2,872,000   Sunoco, Inc.,
                5.05% due 06/03/99                                    2,871,194
                                                                   ------------

              TRUCKERS - 2.72%
  6,750,000   J.B. Hunt Transport Services, Inc.,
                4.92% due 06/01/99                                    6,750,000
                                                                   ------------

              UTILITIES - MISCELLANEOUS - 0.39%
    972,000   Orange and Rockland Utilities,
                4.81% due 06/01/1999                                    972,000
                                                                   ------------

              TOTAL CORPORATE SHORT
              TERM  COMMERCIAL PAPER
              (Cost $35,511,004)                                     35,511,004
                                                                   ------------

              TOTAL INVESTMENTS
              (Cost $196,186,786) 102.64%                           255,041,960
              Other assets less liabilities,
              net - (2.64)%                                          (6,568,763)
                                                                   ------------

              NET ASSETS (equivalent
                to $14.43 per share on
                17,222,217 shares
                outstanding) - 100.00%                              248,473,197
                                                                   ============


              NET ASSETS REPRESENTED BY:
              Capital stock, $.01 par value per share,
                1,000,000,000 shares authorized,
                17,222,217 shares outstanding                           172,222
              Additional paid in capital                            185,202,337
              Undistributed net realized gain on securities           4,199,691
              Undistributed net investment income                        43,773
              Unrealized appreciaton of securities                   58,855,174
                                                                   ------------

              NET ASSETS APPLICABLE
               to shares Outstanding                               $248,473,197
                                                                   ============


           *  Non-income producing

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999 the aggregate value of these securities was $780,407 representing 0.31% of net assets.


SEE NOTES TO FINANCIAL STATEMENTS.

66                ASSET ALLOCATION FUND - FINANCIAL STATEMENTS


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999


INVESTMENT INCOME:
Dividends                                                          $  1,828,885
Interest                                                              5,656,270
                                                                   ------------
  Total investment income                                             7,485,155
                                                                   ------------

EXPENSES:
Advisory fees                                                         1,106,792
Custodian fees                                                           16,869
Registration and filing fees                                              9,219
Audit and tax services                                                    5,604
Accounting services                                                      39,549
Directors fees and expenses                                               5,683
Directors' retirement plan expenses                                      23,115
Report to shareholders                                                   54,828
Miscellaneous                                                             8,369
                                                                   ------------
  Total expenses                                                      1,270,028
                                                                   ------------
NET INVESTMENT INCOME                                                 6,215,127
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain (loss) on securities:
  Investments                                   $ 5,347,128
  Futures contracts                                (904,998)          4,442,130
                                                -----------
Net unrealized appreciation of securities during the year:
  Investments                                    14,676,807
  Futures contracts                                  68,925          14,745,732
                                                -----------        ------------
    Net realized and unrealized gain
      during the year                                                19,187,862
                                                                   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 25,402,989
                                                                   ------------


STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:


                                                   1999                1998
                                               --------------------------------
OPERATIONS:
Net investment income                          $  6,215,127        $  5,684,679
Net realized gain on securities                   4,442,130          13,272,397
Net unrealized appreciation of
  securities during the year                     14,745,732          18,286,139
                                               --------------------------------
  Increase in net  assets resulting
    from operations                              25,402,989          37,243,215
                                               --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                            (6,223,150)         (5,673,369)
Net realized gain on securities                 (12,942,384)        (10,552,054)
                                               --------------------------------
  Decrease in net assets resulting from
    distributions to shareholders               (19,165,534)        (16,225,423)
                                               --------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                 29,740,452           6,643,565
Proceeds from capital stock issued
  for distributions reinvested                   19,165,534          16,225,423
                                               --------------------------------
                                                 48,905,986          22,868,988
Cost of capital stock repurchased                (6,769,056)        (21,134,651)
                                               --------------------------------
  Increase in net assets resulting
    from capital stock transactions              42,136,930           1,734,337
                                               --------------------------------
Total Increase in Net Assets                     48,374,385          22,752,129
                                               --------------------------------

NET ASSETS:
Beginning of year                               200,098,812         177,346,683
                                               --------------------------------
End of year (including undistributed net
  investment income of $43,773 and $51,796)    $248,473,197        $200,098,812
                                               ================================

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                      2,076,208             488,059
Shares issued for distributions reinvested        1,352,667           1,231,303
Shares of capital stock repurchased                (476,138)         (1,556,774)
                                               --------------------------------
  Increase in shares outstanding                  2,952,737             162,588
Shares outstanding:
  Beginning of year                              14,269,480          14,106,892
                                               --------------------------------
  End of year                                    17,222,217          14,269,480
                                               ================================


SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1999      CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS         67



    PAR                                                             MARKET
   VALUE                                                            VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS - 89.81%

              AIRLINES - 2.89%
 $1,500,000   Delta Air Lines, Inc.,
                9.75% due 05/15/21                                 $  1,822,740
                                                                   ------------
              AUTO - CARS - 2.33%
  1,500,000   Hertz Corp.,
                6.00% due 01/15/03                                    1,468,815
                                                                   ------------

              BANKS - OTHER - 5.42%
  1,000,000   Bank of America Corp.,
                7.20% due 04/15/06                                    1,025,260
  1,500,000   Santander Finance Issuances,
                7.25% due 11/01/15                                    1,446,315
  1,000,000   Toronto Dominion Bank,
                6.13% due 11/01/08                                      948,790
                                                                   ------------
                                                                      3,420,365
                                                                   ------------
              BANKS - REGIONAL - 6.51%
  1,500,000   Bank Boston Capital Trust I,
                8.25% due 12/15/26                                    1,535,460
  1,500,000   Barnett Capital Trust I,
                8.06% due 12/01/26                                    1,537,845
  1,000,000   SouthTrust Corp.,
                7.63% due 05/01/04                                    1,038,980
                                                                   ------------
                                                                      4,112,285
                                                                   ------------
              BUILDING MATERIALS - 3.07%
  2,000,000   CSR America, Inc.,
                6.88% due 07/21/05                                    1,940,860
                                                                   ------------

              DRUGS - 3.13%
  2,000,000   Akzo Nobel, Inc.,
                6.00% due 11/15/03                                    1,973,200
                                                                   ------------

              FINANCE COMPANIES - 9.02%
  2,000,000   Capital One Bank,
                8.13% due 03/01/00                                    2,029,840
  1,000,000   C.I.T. Group Holdings, Inc.,
                8.38% due 11/01/01                                    1,046,970
  2,000,000   Finova Capital Corp.,
                9.13% due 02/27/02                                    2,133,360
$   500,000   Ford Motor Credit Co.,
                6.38% due 11/05/08                                 $    484,600
                                                                   ------------
                                                                      5,694,770
                                                                   ------------

              FINANCIAL SERVICES - 3.06%
  2,000,000   Bear Stearns Companies, Inc.,
                6.15% due 03/02/04                                    1,929,820
                                                                   ------------

              HEALTHCARE - 1.97%
  1,500,000   Columbia Healthcare Corp.,
                7.50% due 12/15/23                                    1,242,660
                                                                   ------------

              HEAVY DUTY TRUCKS/PARTS - 2.21%
  1,500,000   Dana Corp.,
                7.00% due 03/15/28                                    1,397,640
                                                                   ------------

              INFORMATION PROCESSING -
              DATA SERVICES - 3.15%
  2,000,000   Comdisco, Inc.,
                6.13% due 08/01/01                                    1,990,540
                                                                   ------------

              MERCHANDISE - DRUG - 0.75%
    500,000   Imcera Group,
                6.00% due 10/15/03                                      474,605
                                                                   ------------

              MERCHANDISING -
              DEPARTMENT - 7.42%
  2,000,000   Associated Dry Goods Corp.,
                Debentures, 8.85% due 03/01/06                        2,209,120
  2,500,000   Federated Department Stores, Inc.,
                6.79% due 07/15/27                                    2,474,450
                                                                   ------------
                                                                      4,683,570
                                                                   ------------
              MERCHANDISING - MASS - 2.31%
  1,500,000   ShopKo Stores, Inc.,
                6.50% due 08/15/03                                    1,460,790
                                                                   ------------

              METALS - STEEL - 3.02% 2,000,000 Pohang Iron & Steel, Ltd.
                7.50% due 08/01/02                                    1,909,620
                                                                   ------------

              PAPER/FOREST PRODUCTS - 3.74%
$ 2,000,000   Georgia-Pacific Corp.,
                9.50% due 12/01/11                                 $  2,359,960
                                                                   ------------

              POLLUTION CONTROL - 2.40%
  1,500,000   US Filter Corp.,
                6.38% due 05/15/01                                    1,515,555
                                                                   ------------

              PUBLISHING - NEWS - 3.40%
  2,000,000   News America Holdings,
                8.25% due 08/10/18                                    2,143,500
                                                                   ------------

              RAILROAD - 3.12%
  2,000,000   Union Pacific Corp.,
                6.79% due 11/09/07                                    1,966,700
                                                                   ------------

              TELECOMMUNICATIONS - 6.53%
  2,000,000   Airtouch Communications, Inc.,
                7.50% due 07/15/06                                    2,080,520
  2,000,000   360 Communications Co.,
                7.13% due 03/01/03                                    2,038,760
                                                                   ------------
                                                                      4,119,280
                                                                   ------------
              UTILITIES - COMMUNICATION - 6.06%
  2,500,000   CenturyTelephone Enterprises, Inc.,
                7.20% due 12/01/25                                    2,391,325
  1,500,000   GTE South, Inc.,
                6.00% due 02/15/08                                    1,437,030
                                                                   ------------
                                                                      3,828,355
                                                                   ------------
              UTILITIES - GAS, DISTRIBUTION - 1.70%
  1,000,000   Tosco Corp.,
                9.63% due 03/15/02                                    1,076,320
                                                                   ------------
              UTILITIES - GAS, PIPELINE - 6.60%
  2,000,000   Columbia Energy Group,
                7.62% due 11/28/25                                    2,089,980
  2,000,000   Enron Corp.,
                7.63% due 09/10/04                                    2,078,660
                                                                   ------------
                                                                      4,168,640
                                                                   ------------
              TOTAL CORPORATE BONDS
              (Cost $57,417,750)                                     56,700,590
                                                                   ------------

68                                                                  MAY 31, 1999


    PAR                                                             MARKET
   VALUE                                                            VALUE
--------------------------------------------------------------------------------

              UNITED STATES GOVERNMENT
              LONG TERM - 7.16%

              FEDERAL AGENCIES - 0.28%
              Government National Mortgage
                Association:
 $   30,169     9.50% due 05/15/18                                 $     32,424
      1,731     9.50% due 06/15/18                                        1,860
      1,220     9.50% due 06/15/18                                        1,311
    110,323     9.50% due 07/15/18                                      118,568
     17,818     9.50% due 08/15/18                                       19,150
      3,130     9.50% due 10/15/18                                        3,363
                                                                   ------------
                                                                       176,676
                                                                   ------------
              GOVERNMENT SPONSORED - 6.04%
    765,542   Federal Home Loan Bank,
                5.75% due 12/15/16                                      765,779
    742,809   Federal Home Loan Mortgage Corp.,
                6.50% due 06/01/12                                      740,254
              Federal National Mortgage
                Association:
    517,145     7.50% due 07/01/26                                      527,814
    592,308     7.00% due 05/01/11                                      600,819
    574,872     7.00% due 05/01/11                                      583,133
    588,079     7.00% due 06/01/11                                      596,530
                                                                   ------------
                                                                      3,814,329
                                                                   ------------
              UNITED STATES NOTES - 0.84%
    500,000   United States Treasury Notes,
                6.88% due 05/15/06                                      530,000
                                                                   ------------
              TOTAL UNITED STATES GOVERNMENT
              LONG TERM
              (Cost $4,415,194)                                       4,521,005
                                                                   ------------
              FOREIGN GOVERNMENT BONDS - 0.81%
              CANADA - 0.81%
    500,000   New Brunswick Province,
                7.13% due 10/01/02
                (Cost $499,345)                                         514,035
                                                                   ------------
              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 0.50%

              AEROSPACE/DEFENSE - 0.50%
   $314,000   TRW, Inc., 5.13% due 06/01/99
              (Cost $314,000)                                           314,000
                                                                   ------------
              TOTAL INVESTMENTS
              (Cost $62,646,289) -  98.29%                           62,049,630
              Other assets less liabilities, net - 1.71%              1,080,875
                                                                   ------------
              NET ASSETS (equivalent to $9.39 per share on
              6,720,215 shares outstanding) - 100.00%              $ 63,130,505
                                                                   ============
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
   1,000,000,000 shares authorized,
   6,720,215 shares outstanding                                    $     67,202
Additional paid in capital                                           64,243,829
Accumulated net realized loss on securities                            (617,186)
Undistributed net investment income                                      33,319
Unrealized depreciation of securities                                  (596,659)
                                                                   ------------
Net Assets applicable to shares Outstanding                        $ 63,130,505
                                                                   ============

                CAPITAL CONSERVATION FUND - FINANCIAL STATEMENTS              69

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999


INVESTMENT INCOME:
Interest                                                           $  4,463,927
                                                                   ------------
EXPENSES:
Advisory fees                                                           327,092
Custodian fees                                                            4,913
Registration and filing fees                                              1,515
Audit fees and tax services                                               1,438
Accounting services                                                      11,178
Directors' fees and expenses                                              1,800
Directors' retirement plan expenses                                       6,077
Report to shareholders                                                   32,365
Miscellaneous                                                             2,888
                                                                   ------------
  Total expenses                                                        389,266
                                                                   ------------
NET INVESTMENT INCOME                                                 4,074,661
                                                                   ------------
REALIZED AND UNREALIZED GAIN (loss) ON SECURITIES:
Net realized gain (loss) on securities:
  Investments                                $ (119,162)
  Futures contracts                              19,161                (100,001)
                                             ----------
Net unrealized appreciation (depreciation) of securities during the year:
    Investments                              (1,841,141)
    Futures contracts                               102              (1,841,039)
                                              ---------            ------------
Net realized and unrealized loss on securities during the year       (1,941,040)
                                                                   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  2,133,621
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                           1999            1998
                                                       ------------    ------------
OPERATIONS:
Net investment income ..............................   $  4,074,661    $  4,230,852
Net realized (loss) gain on securities .............       (100,001)        259,260
Net unrealized (depreciation) appreciation
  of securities during the year ....................     (1,841,039)      2,346,983
                                                       ------------    ------------
    Increase in net assets resulting from operations      2,133,621       6,837,095
                                                       ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................     (4,075,946)     (4,220,237)
Net realized gain on securities ....................              _               _
                                                       ------------    ------------
Decrease in net assets resulting from
  distributions to shareholders ....................     (4,075,946)     (4,220,237)
                                                       ------------    ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...................     10,972,502      11,469,948
Proceeds from capital stock issued
  for distributions reinvested .....................      4,075,946       4,220,237
                                                       ------------    ------------
                                                         15,048,448      15,690,185
Cost of capital stock repurchased ..................    (13,629,170)    (21,400,947)
                                                       ------------    ------------
  Increase (decrease) in net assets resulting
    from capital stock transactions ................      1,419,278      (5,710,762)
                                                       ------------    ------------
Total DECREASE in Net Assets .......................       (523,047)     (3,093,904)
NET ASSETS:
Beginning of year ..................................     63,653,552      66,747,456
                                                       ------------    ------------
End of year (including undistributed net
  investment income of $33,319 and $34,604) ........   $ 63,130,505    $ 63,653,552
                                                       ============    ============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .......................      1,136,484       1,185,836
Shares issued for distributions reinvested .........        424,316         439,548
Shares of capital stock repurchased ................     (1,417,596)     (2,216,430)
                                                       ------------    ------------
  Increase (decrease) in shares outstanding ........        143,204        (591,046)
Shares outstanding:
  Beginning of year ................................      6,577,011       7,168,057
                                                       ------------    ------------
  End of year ......................................      6,720,215       6,577,011
                                                       ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.

70            GOVERNMENT SECURITIES FUND - STATEMENT OF NET ASSETS  MAY 31, 1999

   PAR                                                                 MARKET
  VALUE                                                                 VALUE
-----------                                                          -----------
             UNITED STATES GOVERNMENT LONG TERM - 97.31% GOVERNMENT SPONSORED -
             64.16% Federal Farm Credit Bank:
$1,150,000   7.10% due 11/02/02                                      $ 1,196,713
 1,500,000   6.92% due 05/13/02                                        1,545,465
             Federal Home Loan Banks:
 1,155,000   7.26% due 09/06/01                                        1,192,896
 2,000,000   6.38% due 12/20/00                                        2,020,320
 5,000,000   6.12% due 08/26/08                                        4,835,150
 3,000,000   6.11% due 06/19/03                                        2,967,180
 3,000,000   5.91% due 03/27/08                                        2,914,680
 1,145,000   5.81% due 01/21/05                                        1,119,776
 3,000,000   5.70% due 12/19/00                                        3,002,820
 2,000,000 5.63% due 03/19/ 175,000 Federal Home Loan Bank
             (pools/REMICS),
             5.50% due 02/25                                             172,867
             Federal Home Loan Mortgage Corp.:
1,500,000    7.09% due 06/01/05                                        1,507,035
3,500,000    6.71% due 11/09/05                                        3,485,789
3,991,902    6.50% due 02/01/29                                        3,904,559
1,500,000    6.37% due 01/23/06                                        1,477,260
             Federal National Mortgage Association:
1,000,000    9.05% due 04/10/00                                        1,030,470
2,000,000    7.27% due 08/24/05                                        2,019,060
3,000,000    7.00% due 08/27/12                                        3,004,680
2,000,000    6.85% due 09/12/05                                        1,999,380
4,000,000    6.25% due 12/13/02                                        3,991,880
1,475,000    6.15% due 07/02/08                                        1,429,364
3,000,000    6.06% due 05/07/03                                        2,978,430
1,000,000    6.00% due 01/21/28                                          934,060
1,000,000    5.81% due 03/02/04                                          983,750
2,500,000    5.50% due 09/29/03                                        2,446,100
1,000,000    5.42% due 02/02/04                                          972,190
  112,000    5.13% due 02/13/04                                          107,869
2,000,000    4.63% due 10/15/01                                        1,954,060
1,000,000    Student Loan Marketing Association,
             7.50% due 03/08/00                                        1,015,780
             Tennessee Valley Authority:
2,500,000    6.75% due 11/01/25                                        2,534,425
2,000,000    6.38% due 06/15/05                                        2,018,440
3,000,000    6.00% due 03/15/13                                        2,885,160
3,500,000    5.38% due 11/13/08                                        3,276,315
                                                                     -----------
                                                                      68,920,483
                                                                     -----------
             UNITED STATES BONDS, NOTES & STRIPS - 33.15% United States
             Treasury Bonds:
1,800,000    9.00% due 11/15/18                                        2,381,616
4,000,000    8.75% due 08/15/20                                        5,234,360
3,500,000    8.50% due 02/15/20                                        4,463,585
3,500,000    7.25% due 08/15/22                                        3,988,915
2,000,000    6.75% due 08/15/26                                        2,181,240
2,000,000    6.13% due 11/15/27                                        2,023,440
             United States Treasury Notes:
2,500,000    6.75% due 04/30/00                                        2,534,775
1,000,000    6.38% due 01/15/00                                        1,008,120
3,000,000    5.75% due 08/15/03                                        3,006,090
2,000,000    5.50% due 01/31/03                                        1,989,060
6,000,000    5.50% due 12/31/00                                        6,010,320
1,500,000    United States Treasury Strips, zero coupon,
             due 11/15/09                                                794,295
                                                                     -----------
                                                                      35,615,816
                                                                     -----------
             TOTAL UNITED STATES GOVERNMENT - LONG TERM
             (Cost $104,671,613)                                     104,536,299
                                                                     -----------
             CORPORATE SHORT TERM REPURCHASE AGREEMENT - 0.99%
             BANKS - OTHER - 0.99%
1,068,000    State Street Bank Repurchase Agreement, 4.80%, dated 05/28/99, to be repurchased at $1,068,570 on 06/01/99, collateralized by U.S.
             Treasury Note, 6.125%, 09/30/2000,
             with a value of $1,093,659 (Cost $1,068,000)              1,068,000
                                                                     -----------
            TOTAL CORPORATE SHORT TERM
            REPURCHASE AGREEMENT
            (Cost $1,068,000)                                        $ 1,068,000
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $105,739,613) - 98.31%                             105,604,299
            Other assets less liabilities, net - 1.69%                 1,820,576
                                                                     -----------
            NET ASSETS (equivalent to $9.90 per share on
            10,852,951 shares outstanding) - 100%                   $107,424,875
                                                                    ============


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
    1,000,000,000 shares authorized,
    10,852,951 shares outstanding                                   $    108,530
Additional paid in capital                                           108,570,249
Accumulated net realized loss on securities                          (1,172,491)
Undistributed net investment income                                       53,901
Unrealized depreciation of securities                                  (135,314)
                                                                    ------------
NET ASSETS APPLICABLE
  TO SHARES OUTSTANDING                                             $107,424,875
                                                                    ============

               GOVERNMENT SECURITIES FUND - FINANCIAL STATEMENTS              71

INVESTMENT INCOME:
Interest                                                            $  6,447,867
                                                                    ------------
EXPENSES:
Advisory fees                                                            537,883
Custodian fees                                                             7,657
Registration and filing fees                                               2,435
Audit fees and tax services                                                2,867
Accounting services                                                       18,827
Directors' fees and expenses                                               2,976
Directors' retirement plan expenses                                       10,352
Report to shareholders                                                    39,260
Miscellaneous                                                              3,595
                                                                    ------------
  Total expenses                                                         625,852
                                                                    ------------
NET INVESTMENT INCOME                                                  5,822,015
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
  Investments                                $    380,619
  Futures contracts                               181,097                561,716
                                             ------------
Net unrealized appreciation (depreciation) of securities during the year:
    Investments                               (3,151,336)
    Futures contracts                                133             (3,151,203)
                                             -----------            ------------
    Net realized and unrealized loss on securities during the year (2,589,487) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 3,232,528
                                                                     ===========

STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                            1999             1998
                                                       -------------    -------------
OPERATIONS:
Net investment income ..............................   $   5,822,015    $   5,097,779
Net realized gain on securities ....................         561,716          358,401
Net unrealized (depreciation) appreciation
  of securities during the year ....................      (3,151,203)       3,271,061
                                                       -------------    -------------
    Increase in net assets resulting from operations       3,232,528        8,727,241
                                                       -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................      (5,815,587)      (5,081,964)
Net realized gain on securities ....................               _                _
                                                       -------------    -------------
Decrease in net assets resulting from
  distributions to shareholders ....................      (5,815,587)      (5,081,964)
                                                       -------------    -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...................      65,762,148       17,280,167
Proceeds from capital stock issued
  for distributions reinvested .....................       5,815,587        5,081,964
                                                       -------------    -------------
                                                          71,577,735       22,362,131
Cost of capital stock repurchased ..................     (53,690,018)     (17,713,793)
                                                       -------------    -------------
  Increase in net assets resulting
    from capital stock transactions ................      17,887,717        4,648,338
                                                       -------------    -------------
Total Increase In Net Assets .......................      15,304,658        8,293,615

NET ASSETS:
Beginning of year ..................................      92,120,217       83,826,602
                                                       -------------    -------------
End of year (including undistributed net
  investment income of $53,901 and $47,473) ........   $ 107,424,875    $  92,120,217
                                                       =============    =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .......................       6,399,271        1,716,427
Shares issued for distributions reinvested .........         569,433          509,952
Shares of capital stock repurchased ................      (5,245,250)      (1,769,096)
                                                       -------------    -------------
  Increase in shares outstanding ...................       1,723,454          457,283
Shares outstanding:
   Beginning of year ...............................       9,129,497        8,672,214
                                                       -------------    -------------
   End of year .....................................      10,852,951        9,129,497
                                                       =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

72    INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS  MAY 31, 1999

    PAR                                                                MARKET
   VALUE                                                               VALUE
------------                                                         -----------
                    GOVERNMENT BONDS - 87.74% AUSTRALIA - 1.13% Commonwealth:
A$         500,000  9.75% due 3/15/02                                  $ 362,358
A$         500,000  9.00% due 9/15/04                                    374,808
A$         500,000  8.75% due 1/15/01                                    344,512
A$         500,000  7.50% due 7/15/05                                    354,338
A$         500,000  7.50% due 9/15/09                                    362,168
                                                                     -----------
                                                                       1,798,184
                                                                     -----------
                    AUSTRIA - 3.92% Republic of Austria:
DM       1,000,000  7.25% due 5/3/07                                     643,357
As         145,346  7.13% due 7/12/04                                    176,449
As         109,009  7.00% due 2/14/00                                    117,051
As         159,880  7.00% due 1/20/03                                    187,509
As         145,346  7.00% due 5/16/05                                    177,509
As         145,346  6.88% due 4/19/02                                    166,979
As         145,346  6.50% due 11/17/05                                   174,327
As         436,038  6.25% due 5/31/06                                    518,437
As         218,019  5.63% due 7/15/07                                    250,922
+        1,822,285  5.50% due 1/18/04                                  2,060,259
(Y)          100MM  4.75% due 12/20/04                                 1,005,336
(Y)           50MM  4.50% due 9/28/05                                    504,406
As         218,019  4.38% due 2/28/02                                    235,126
                                                                     -----------
                                                                       6,217,667
                                                                     -----------
                    BELGIUM - 3.74% Kingdom of Belgium:
Bf         247,893  8.75% due 6/25/02                                    300,475
Bf         247,893  8.00% due 12/24/12                                   343,219
Bf         247,893  8.00% due 3/28/15                                    347,069
Bf         247,893  7.75% due 12/22/00                                   277,836
Bf         619,733  7.75% due 10/15/04                                   776,255
Bf         495,786  7.50% due 7/29/08                                    639,713
Bf         371,840  7.00% due 5/15/06                                    459,435
Bf         495,786  6.50% due 3/31/05                                    592,266
Bf         495,787  6.25% due 3/28/07                                    590,562
+          500,000  5.50% due 3/28/28                                    536,887
Bf         495,787  5.00% due 3/28/01                                    536,602
Bf         495,787  4.00% due 1/22/00                                    521,716
                                                                     -----------
                                                                       5,922,035
                                                                     -----------
                    CANADA - 4.55% Government of Canada:
C$         550,000  9.50% due 6/1/10                                     495,905
C$         500,000  9.00% due 12/1/04                                    395,998
C$         500,000  9.00% due 6/1/25                                     497,081
C$       1,000,000  8.75% due 12/1/05                                    799,986
C$       1,000,000  8.50% due 4/1/02                                     734,268
C$       1,000,000  8.00% due 6/1/23                                     896,840
C$         500,000  7.50% due 9/1/00                                     348,834
C$       1,000,000  7.50% due 3/1/01                                     703,493
C$       1,000,000  7.25% due 6/1/03                                     723,317
C$       1,000,000  7.00% due 12/1/06                                    743,318
C$         500,000  6.50% due 6/1/04                                     355,179
C$         750,000  5.50% due 2/1/00                                     510,883
                                                                     -----------
                                                                       7,205,102
                                                                     -----------
                    DENMARK - 2.24% Kingdom of Denmark:
DK       5,000,000  8.00% due 11/15/01                                   775,603
DK       2,500,000  8.00% due 5/15/03                                    405,584
DK       3,000,000  8.00% due 3/15/06                                    513,258
DK       5,500,000  7.00% due 12/15/04                                   888,117
DK       1,250,000  7.00% due 11/10/24                                   212,472
DK       5,000,000  6.00% due 11/15/02                                   754,770
                                                                     -----------
                                                                       3,549,804
                                                                     -----------
                    FINLAND - 2.38% Republic of Finland:
FIM        336,375  10.00% due 9/15/01                                   404,744
FIM        504,562  9.50% due 3/15/04                                    663,293
FIM        504,563  7.25% due 4/18/06                                    630,798
Ff       5,000,000  7.00% due 6/15/04                                    918,405
(Y)          100MM  6.00% due 1/29/02                                    954,414
+          168,187  6.00% due 4/25/08                                    197,690
                                                                     -----------
                                                                       3,769,344
                                                                     -----------
                    FRANCE - 4.33% Government of France:
Ff         701,265  9.50% due 1/25/01                                    807,977
Ff         533,571  8.50% due 11/25/02                                   652,478
Ff         228,673  8.50% due 12/26/12                                   335,608
Ff       1,067,143  6.75% due 10/25/03                                 1,266,577
Ff         304,989  6.50% due 10/25/06                                   371,796
Ff       1,295,816  6.00% due 10/25/25                                 1,527,179
Ff         304,898  5.50% due 4/25/04                                    348,052
Ff         609,796  5.50% due 4/25/07                                    699,919
+          457,347  5.50% due 4/25/29                                    507,775
+          304,898  5.25% due 4/25/08                                    344,079
                                                                     -----------
                                                                       6,861,440
                                                                     -----------

                    GERMANY - 10.03% Federal Republic of Germany:
DM       1,022,583  7.50% due 9/9/04                                   1,267,524
DM       1,585,004  7.13% due 12/20/02                                 1,868,165
DM       1,533,875  6.50% due 7/15/03                                  1,794,150
DM       1,533,875  6.50% due 10/14/05                                 1,849,957
DM         511,291  6.25% due 4/26/06                                    611,348
DM       1,022,583  6.25% due 1/4/24                                   1,239,594
DM         511,291  6.00% due 1/5/06                                     602,260
DM       1,533,875  6.00% due 1/4/07                                   1,813,339
DM       1,022,583  6.00% due 6/20/16                                  1,228,614
+          511,291  4.75% due 7/4/28                                     506,103
DM       1,917,344  4.50% due 8/19/02                                  2,083,980
+        1,000,000  3.50% due 7/15/04                                  1,042,969
                                                                     -----------
                                                                      15,908,003
                                                                     -----------
                    IRELAND - 0.50% Republic of Ireland:
Ilb        126,973  8.25% due 8/18/15                                    188,494
Ilb        126,973  8.00% due 8/18/06                                    165,792
Ilb        190,460  6.50% due 10/18/01                                   214,895
Ilb        190,460  6.25% due 10/18/04                                   224,764
                                                                     -----------
                                                                         793,945
                                                                     -----------
                    ITALY - 10.11% Republic of Italy:
Lit        516,456  12.00% due 6/1/01                                    630,096
Lit        516,456  12.00% due 1/1/02                                    654,754
Lit        516,456  10.50% due 7/15/00                                   583,308
Lit        258,228  10.50% due 4/1/05                                    363,289
Lit        258,228  10.50% due 9/1/05                                    368,458
Lit      1,755,950  10.00% due 8/1/03                                  2,295,544
Lit        258,228  9.50% due 1/1/05                                     346,544
Lit        258,228  9.50% due 2/1/06                                     356,586
Lit      1,032,912  9.00% due 11/1/23                                  1,633,414
Lit        516,456  8.50% due 4/1/04                                     656,854
Lit        774,684  8.50% due 8/1/04                                     991,944
Lit        516,456  7.75% due 9/15/01                                    594,130
Lit        774,684  6.75% due 2/1/07                                     946,759
Lit        258,228  6.25% due 3/1/02                                     291,492
Lit      1,032,912  5.75% due 9/15/02                                  1,161,878
Lit      1,549,368  5.50% due 9/15/00                                  1,670,295
+          500,00   5.00% due 2/15/03                                    551,638
+        1,032,912  5.00% due 5/1/08                                   1,133,235
+          758,228  4.50% due 5/1/09                                     798,436
                                                                     -----------
                                                                      16,028,654
                                                                     -----------

MAY 31, 1999                                                                  73
     INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS CONTINUED

    PAR                                                                MARKET
   VALUE                                                               VALUE
------------                                                         -----------
                    JAPAN - 22.78% Government of Japan:
(Y)          250MM  6.60% due 6/20/01                                $ 2,342,455
(Y)          105MM  6.00% due 12/20/01                                   994,577
(Y)          365MM  5.50% due 3/20/02                                  3,455,829
(Y)          120MM  5.00% due 12/20/02                                 1,153,239
(Y)          100MM  5.00% due 9/21/09                                  1,097,212
(Y)          100MM  5.00% due 3/20/15                                  1,146,703
(Y)          200MM  4.80% due 12/20/02                                 1,910,483
(Y)          127MM  4.50% due 6/20/03                                  1,218,935
(Y)           75MM  4.50% due 12/20/04                                   746,277
(Y)          150MM  4.40% due 9/22/03                                  1,445,768
(Y)          200MM  4.20% due 9/21/15                                  2,117,945
(Y)          150MM  4.10% due 6/21/04                                  1,444,900
(Y)          100MM  3.90% due 6/21/04                                    962,108
(Y)          100MM  3.80% due 9/20/16                                  1,016,174
(Y)          250MM  3.50% due 3/21/16                                  2,447,278
(Y)          100MM  3.30% due 6/20/06                                    948,126
(Y)          200MM  3.20% due 3/20/06                                  1,892,778
(Y)          250MM  3.00% due 9/20/05                                  2,323,364
(Y)          150MM  2.90% due 12/20/05                                 1,383,594
(Y)          100MM  2.70% due 3/20/07                                    921,651
(Y)          150MM  2.00% due 12/20/07                                 1,309,754
(Y)          200MM  1.40% due 11/20/03                                 1,720,212
(Y)          250MM  1.10% due 10/22/01                                 2,112,435
                                                                     -----------
                                                                      36,111,797
                                                                     -----------
                    NETHERLANDS - 3.89% Government of the Netherlands:
NG         453,780  8.75% due 9/15/01                                    533,145
NG         226,890  8.25% due 2/15/02                                    268,110
NG         226,890  8.25% due 6/15/02                                    271,303
NG         226,890  8.25% due 2/15/07                                    302,052
NG         680,670  7.75% due 3/1/05                                     859,678
NG         226,890  7.50% due 4/15/10                                    300,633
NG         340,335  7.50% due 1/15/23                                    472,238
NG         907,560  6.50% due 4/15/03                                  1,055,882
NG         680,670  6.00% due 1/15/06                                    800,427
NG         907,560  5.75% due 1/15/04                                  1,040,744
NG         226,890  5.75% due 2/15/07                                    264,089
                                                                     -----------
                                                                       6,168,301
                                                                     -----------
                    PORTUGAL - 2.14% Republic of Portugal:
Ff         457,347  6.63% due 5/13/08                                    556,788
           374,098  5.38% due 6/23/08                                    419,247
+          374,098  4.81% due 4/23/03                                    411,057
+        2,000,000  3.95% due 7/15/09                                  2,001,391
                                                                     -----------
                                                                       3,388,483
                                                                     -----------
                    SPAIN - 4.44% Government of Spain:
Pst        601,012  10.30% due 6/15/02                                   754,860
Pst        300,506  10.00% due 2/28/05                                   413,545
Ff       2,000,000  6.50% due 2/20/01                                    339,963
Pst      1,416,705  6.00% due 1/31/08                                  1,657,408
+          601,012  6.00% due 1/31/29                                    694,480
Pst        405,382  5.25% due 1/31/03                                    451,982
+          559,782  5.15% due 7/30/09                                    613,206
+          977,606  5.00% due 1/31/01                                  1,055,833
+          989,385  4.50% due 7/30/04                                  1,058,509
                                                                     -----------
                                                                       7,039,786
                                                                     -----------
                    SWEDEN - 2.73% Kingdom of Sweden:
SK       6,000,000  10.25% due 5/5/03                                    860,322
SK       3,000,000  9.00% due 4/20/09                                    468,901
SK       3,000,000  8.00% due 8/15/07                                    432,809
(pound)    500,000  7.63% due 12/27/01                                   835,466
C$         500,000  6.75% due 12/31/01                                   348,450
SK       2,000,000  6.50% due 10/25/06                                   263,592
SK       3,000,000  6.00% due 2/09/05                                    381,847
SK       6,000,000  5.50% due 4/12/02                                    733,375
                                                                     -----------
                                                                       4,324,762
                                                                     -----------
                    SWITZERLAND - 0.67% Government of Switzerland:
Chf        500,000  4.50% due 7/8/02                                     355,145
Chf        500,000  4.50% due 4/8/06                                     373,793
sf         500,000  4.00% due 4/8/28                                     336,987
                                                                     -----------
                                                                       1,065,925
                                                                     -----------
                    UNITED KINGDOM - 5.48% Government of United Kingdom:
(pound)    250,000  9.75% due 8/27/02                                    453,666
(pound)    250,000  9.00% due 7/12/11                                    546,201
(pound)    500,000  8.50% due 12/7/05                                    952,197
(pound)    500,000  8.00% due 12/7/15                                  1,075,578
(pound)    500,000  8.00% due 6/7/21                                   1,136,468
(pound)    400,000  9.00% due 10/13/08                                   831,492
(pound)  1,000,000  7.50% due 12/7/06                                  1,845,107
(pound)    500,000  7.00% due 11/6/01                                    834,024
(pound)    584,250  5.75% due 12/7/09                                  1,004,982
                                                                     -----------
                                                                       8,679,715
                                                                     -----------
                    UNITED STATES - 2.68% Federal National Mortgage
                    Association:
(pound)    750,000  6.88% due 6/7/02                                   1,244,786
(pound)    500,000  5.50% due 12/7/03                                    796,332
DM       4,000,000  5.50% due 2/16/01                                  2,206,709
                                                                     -----------
                                                                       4,247,827
                                                                     -----------
                    TOTAL GOVERNMENT BONDS
                    (Cost $142,326,903)                              139,080,774
                                                                     -----------
                    SUPRANATIONAL - 6.11%
                    Eurofima,
Ff       1,600,000  9.25% due 12/18/03                                   314,945
                    European Investment Bank:
Lit        1,100MM  10.50% due 2/7/02                                    711,283
(pound)    250,000  9.00% due 5/14/02                                    436,320
Ff       2,000,000  6.13% due 8/10/04                                    356,364
(pound)  1,000,000  6.00% due 11/26/04                                 1,632,715
(Y)          100MM  4.63% due 2/26/03                                    958,840
(Y)          100MM  3.00% due 9/20/06                                    935,592
                    International Bank for
                    Reconstruction & Development:
Lit          150MM  10.80% due 11/13/01                                   96,347
Lit          200MM  9.45% due 8/11/03                                    132,518
(pound)    400,000  9.25% due 7/20/07                                    788,485
(Y)          250MM  5.25% due 3/20/02                                  2,358,009
(Y)          100MM  4.50% due 3/20/03                                    956,606
                                                                     -----------
                    TOTAL SUPRANATIONAL
                    (Cost $10,072,105)                                 9,678,024
                                                                     -----------

74                                                                  MAY 31, 1999
     INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS CONTINUED

    PAR                                                                MARKET
   VALUE                                                               VALUE
------------                                                         -----------
                    CORPORATE BONDS - 4.16%
                    AUSTRALIA
                    New South Wales Tsy,
A       $1,000,000  5.50% due 10/1/02                                  $ 647,888
                                                                     -----------
                    FRANCE
                    Credit Local de France:
Lit        1,000MM  9.00% due 6/14/01                                    600,803
Ff       5,000,000  8.875% due 6/10/02                                   920,233
Ff       8,000,000  6.25% due 9/27/05                                  1,436,328
Ff       4,000,000  6.00% due 11/15/01                                   677,828
Ff      10,000,000   Elf Aquitaine SA, 7.125% due 8/11/03              1,797,238
Ff       3,000,000  Toyota Motor Credit, 6.25% due 4/11/02               514,283
                                                                     -----------
                    TOTAL CORPORATE BONDS
                    (Cost $7,119,607)                                  6,594,601
                                                                     -----------
                    UNITED STATES GOVERNMENT -
                    SHORT TERM - 0.03%

                    U.S. TREASURY BILLS - 0.03%
USD        50,000   United States Treasury Bills,
                    4.38% due 6/3/99                                      49,988
                                                                     -----------
                    TOTAL UNITED STATES GOVERNMENT
                    SHORT TERM
                    (Cost $49,988)                                        49,988
                                                                     -----------
                    TOTAL INVESTMENTS
                    (Cost $159,568,603) - 98.04%                     155,403,387
                    Other assets less liabilities, net - 1.96%         3,105,875
                                                                     -----------
                    NET ASSETS (equivalent
                    to $11.62 per share on
                    13,646,617 shares
                    outstanding) - 100%                             $158,509,262
                                                                    ============

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
13,646,617 shares outstanding                                       $    136,466
Additional paid in capital                                           161,392,448
Undistributed net realized gain on securities                            185,916
Undistributed net investment income                                      917,843
Unrealized (depreciation) appreciation of:
Investments                        $  (4,165,216)
Foreign currency translation              41,805                     (4,123,411)
                                   -------------                    ------------
NET ASSETS APPLICABLE
  TO SHARES OUTSTANDING                                             $158,509,262
                                                                    ============

           INTERNATIONAL GOVERNMENT BOND FUND - FINANCIAL STATEMENTS          75

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $127,153)             $ 7,798,520
                                                                    -----------
EXPENSES:
Advisory fees                                                           810,795
Custodian fees                                                           13,516
Audit fees and tax services                                               3,770
Accounting services                                                      28,713
Directors' fees and expenses                                              4,418
Directors' retirement plan expenses                                      15,121
Report to shareholders                                                   38,499
Miscellaneous                                                             7,979
                                                                    -----------
   Total expenses                                                       922,811
                                                                    -----------
NET INVESTMENT INCOME                                                 6,875,709
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain on securities:
 Investments                                    $   79,972
 Foreign currency transaction                       82,494
 Futures                                           237,512              399,978
                                                ----------
Net unrealized appreciation (depreciation) of
  securities during the year:
  Investments                                    2,394,272
  Foreign currency translation                      61,248
  Futures contracts                               (214,063)           2,241,457
                                                ----------          -----------
    Net realized and unrealized gain on securities and
      foreign currencies during the year                             (2,641,435)
                                                                    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 9,517,144
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                           1999             1998
                                                       -------------    -------------
OPERATIONS:
Net investment income                                  $   6,875,709        7,923,140
Net realized gain (loss) on securities
  and foreign currency transactions                          399,978       (3,852,314)
Net unrealized appreciation of securities and
  translation of foreign currencies during the year        2,241,457          241,624
                                                       -------------    -------------
    Increase in net assets resulting from operations       9,517,144        4,312,450
                                                       -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                     (6,419,995)      (3,034,869)
Net realized gain on securities                             (872,765)        (136,607)
                                                       -------------    -------------
   Decrease in net assets resulting from
     distributions to shareholders                        (7,292,760)      (3,171,476)
                                                       -------------    -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                          85,397,013       30,361,915
Proceeds from capital stock issued
  for distributions reinvested                             7,292,760        3,171,476
                                                       -------------    -------------
                                                          92,689,773       33,533,391
Cost of capital stock repurchased                        (92,187,778)     (56,600,279)
                                                       -------------    -------------
  Increase (decrease) in net assets resulting
    from capital stock transactions                          501,995      (23,066,888)
                                                       -------------    -------------
Total Increase (DECREASE) in Net Assets                    2,726,379      (21,925,914)
NET ASSETS:
Beginning of year                                        155,782,883      177,708,797
                                                       -------------    -------------
End of year (including undistributed net
  investment income of $917,843 and $462,129)          $ 158,509,262    $ 155,782,883
                                                       -------------    -------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                               6,993,303        2,685,573
Shares issued for distributions reinvested                   596,194          279,556
Shares of capital stock repurchased                       (7,588,479)      (4,999,093)
                                                       -------------    -------------
  Increase (decrease) in shares outstanding                    1,018       (2,033,964)
Shares outstanding:
  Beginning of year                                       13,645,599       15,679,563
                                                       -------------    -------------
  End of year                                             13,646,617       13,645,599
                                                       =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

76                MONEY MARKET FUND - STATEMENT OF NET ASSETS       MAY 31, 1999

    PAR                                                                MARKET
   VALUE                                                               VALUE
------------                                                         -----------
                 CORPORATE SHORT TERM
                 COMMERCIAL PAPER - 18.36%
                 BANKS - REGIONAL - 2.03%
$5,000,000       Bank One Corp.,
                 6.50% due 01/14/00                                  $ 5,041,204
 2,000,000       NationsBank Corp.,
                 5.38% due 04/15/00                                    2,002,132
                                                                     -----------
                                                                       7,043,336
                                                                     -----------
                 CHEMICAL - MISCELLANEOUS - 0.58%
 2,000,000       Dow Chemical Company,
                 4.90% due 03/15/00                                    1,999,416
                                                                     -----------
                 CONSUMER FINANCE - 1.30%
                 Associates Corp. of North America:
 1,500,000       7.82% due 10/21/99                                    1,516,492
 1,000,000       6.38% due 08/15/99                                    1,002,433
 2,000,000       Commercial Credit Co., 6.00% due 04/15/00             2,013,018
                                                                     -----------
                                                                       4,531,943
                                                                     -----------
                 FEDERAL AGENCIES - 1.73% Federal Home Loan Bank:
 3,000,000       5.03% due 10/29/99                                    3,000,000
 3,000,000       4.93% due 01/19/00                                    2,999,523
                                                                     -----------
                                                                       5,999,523
                                                                     -----------
                 FINANCE COMPANIES - 5.09%
 2,000,000       Caterpillar Financial Service Corp.,
                 6.80% due 06/15/99                                    2,000,797
 2,250,000       CIT Group Holdings, Inc., 6.13% due 11/15/99          2,261,335
                 General Motors Acceptance Corp.:
 2,000,000       9.63% due 05/15/00                                    2,081,745
 1,000,000       8.63% due 06/15/99                                    1,001,338
 2,250,000       8.40% due 10/15/99                                    2,277,504
 1,000,000       6.38% due 10/12/99                                    1,004,671
 2,000,000       6.38% due 06/06/00                                    2,018,521
 2,000,000       Ford Motor Credit Co.,
                 8.38% due 01/15/00                                    2,036,499
 2,000,000       IBM Credit Corp.,
                 5.27% due 04/07/00                                    1,999,040
 1,000,000       International Lease Finance Corp.,
                 6.64% due 02/01/00                                    1,009,762
                                                                     -----------
                                                                      17,691,212
                                                                     -----------
                 GOVERNMENT SPONSORED - 2.30%
$2,000,000       Federal Home Loan Bank, 5.09% due 03/03/00            2,000,000
 4,000,000       Province of British Columbia,
                 4.78% due 06/02/99                                    3,999,469
 2,000,000       Student Loan Marketing Association,
                 5.58% due 08/11/99                                    2,002,315
                                                                     -----------
                                                                       8,001,784
                                                                     -----------
                 SECURITIES RELATED - 5.33% Bear Stearns Co., Inc.:
 1,000,000       6.08% due 10/06/99                                    1,002,787
 5,000,000       4.97% due 04/13/00                                    5,000,000
 5,000,000       4.96% due 05/03/00                                    5,000,000
 3,000,000       4.87% due 06/07/99                                    3,000,000
 4,500,000       Morgan Stanley Dean Witter & Co.,
                 4.94% due 01/14/00                                    4,500,000
                                                                     -----------
                                                                      18,502,787
                                                                     -----------
                 TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
                 (Cost $63,770,001)                                   63,770,001
                                                                     -----------
                 CORPORATE SHORT TERM OBLIGATIONS - 79.68%

                 AEROSPACE/DEFENSE - 0.86%
 3,000,000       Lockheed Martin Corp., 4.98% due 07/28/99             2,976,290
                                                                     -----------
                 AUTO - CARS - 0.34%
 1,200,000       Hertz Corp., 4.83% due 08/06/99                       1,189,334
                                                                     -----------
                 BANKS - OTHER - 1.39%
 5,000,000       Bank of America Corp., 5.00% due 01/24/00             4,835,262
                                                                     -----------
                 BEVERAGE - SOFT DRINKS - 4.37%
 2,839,000       Coca Cola Enterprises, Inc.,
                   4.87% due 06/10/99                                  2,818,957
12,445,000       Coca Cola Co., 4.80% due 06/08/99                    12,367,088
                                                                     -----------
                                                                      15,186,045
                                                                     -----------
                 CHEMICAL - MAJOR - 2.44%
                 E.I. Du Pont de Nemours and Co.:
$2,000,000       4.83% due 06/18/99                                    1,995,383
 2,500,000       4.75% due 07/13/99                                    2,485,942
 4,000,000       PPG Industries, Inc., 4.79% due 06/04/99              3,998,399
                                                                     -----------
                                                                       8,479,724
                                                                     -----------
                 CONGLOMERATES - 3.74%
13,098,000       Fortune Brands, 4.81% due 08/16/99                   12,987,358
                                                                     -----------
                 CONSUMER FINANCE - 8.99%
                 Associates Corp. of North America:
 1,441,000       4.84% due 06/11/99                                    1,439,039
10,650,000       4.76% due 06/30/99                                   10,563,971
 4,000,000       Commercial Credit Co., 4.79% due 07/09/99             3,974,282
15,344,000       Sears Roebuck Acceptance Corp.,
                   4.79% due 07/07/99                                 15,268,376
                                                                     -----------
                                                                      31,245,668
                                                                     -----------
                 DRUGS - 2.30%
 8,049,000       Schering Corp., 4.83% due 07/21/99                    7,990,873
                                                                     -----------
                 ENTERTAINMENT - 6.14%
 6,732,000       Mattel, Inc., 4.86% due 06/07/99                      6,718,491
14,839,000       Walt Disney Co., 4.74% due 07/08/99                  14,625,358
                                                                     -----------
                                                                      21,343,849
                                                                     -----------
                 FINANCE COMPANIES - 14.98%
 1,200,000       Caterpillar Financial Services,
                   4.78% due 06/30/99                                  1,195,351
 2,500,000       Ciesco LP, 4.81% due 06/17/99                         2,494,616
 4,298,000       CIT Group Holdings, Inc., 4.80% due 06/01/99          4,274,789
11,683,000       Ford Motor Credit Co., 4.73% due 07/26/99            11,638,229
 2,325,000       General Electric Capital Corp.,
                   4.81% due 06/22/99                                  2,310,058
13,000,000       General Electric Capital Services, Inc.,
                  4.74% due 08/04/99                                  12,887,616

MAY 31, 1999   MONEY MARKET FUND - STATEMENT OF NET ASSETS CONTINUED          77

    PAR                                                                MARKET
   VALUE                                                               VALUE
------------                                                         -----------
                 FINANCE COMPANIES - Continued
$3,564,000       General Motors Acceptance Corp.,
                   4.80% due 07/23/99                                 $3,528,309
13,805,000       International Lease Finance Corp.,
                   4.77% due 07/06/99                                 13,717,242
                                                                     -----------
                                                                      52,046,210
                                                                     -----------
                 FOODS - 2.49%
 8,751,000       Archer Daniels Midland Co., 4.78% due 08/23/99        8,656,240
                                                                     -----------
                 GOVERNMENT SPONSORED - 2.75%
 2,000,000       Federal Home Loan Bank, 4.98% due 02/11/00            1,998,896
 7,664,000       Province of British Columbia, 4.80% due 06/07/99      7,563,527
                                                                     -----------
                                                                       9,562,423
                                                                     -----------
                 INFORMATION PROCESSING - 1.42%
                 DATA SERVICES -
 5,000,000       International Business Machines Corp.,
                   4.85% due 08/24/99                                  4,942,675
                                                                     -----------
                 INSURANCE - MULTILINE - 6.50%
 9,501,000       Aon Corp., 4.84% due 07/08/99                         9,461,291
13,111,000       Marsh & McLennan Companies, Inc.,
                   4.83% due 06/02/99                                 13,108,209
                                                                     -----------
                                                                      22,569,500
                                                                     -----------
                 MACHINERY - INDUSTRIAL/ SPECIALTY - 3.22%
11,192,000       Cooper Industries, Inc., 4.95% due 06/01/99          11,192,000
                                                                     -----------
                 MISCELLANEOUS - 0.86%
 3,000,000       CVS Corp., 4.92% due 07/08/99                         2,984,818
                                                                     -----------
                 SECURITIES RELATED - 7.26% Merrill Lynch & Co., Inc.:
$3,890,000       4.78% due 07/14/99                                    3,824,145
11,063,000       4.70% due 06/03/99                                   10,947,748
10,487,000       Morgan Stanley Dean Witter & Co.,
                   4.80% due 07/20/99                                 10,445,271
                                                                     -----------
                                                                     25, 217,164
                                                                     -----------
                 UTILITIES - COMMUNICATION - 5.68%
 8,250,000       Bellsouth Telecom., Inc., 4.76% due 07/13/99          8,202,940
                 GTE Corp.:
 7,198,000       4.84% due 06/11/99                                    7,189,462
 4,349,000       4.81% due 06/01/99                                    4,349,000
                                                                     -----------
                                                                      19,741,402
                                                                     -----------
                 UTILITIES - ELECTRIC - 3.93%
 13,763,000      Southern California Edison Co.,
                   4.81% due 07/02/99                                 13,664,994
                                                                     -----------
                 TOTAL CORPORATE SHORT TERM OBLIGATIONS
                 (Cost $276,811,829)                                 276,811,829
                                                                     -----------
                 TOTAL INVESTMENTS
                 (Cost $340,581,830) - 98.04%                        340,581,830
                 Other assets less liabilities, net -  1.96%           6,812,051
                                                                     -----------
                 NET ASSETS (equivalent to $1 per share on
                 347,393,881 shares outstanding) - 100.00%          $347,393,881
                                                                    ============
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000 shares authorized,
 347,393,881 shares outstanding                                      $ 3,473,939
Additional paid in capital                                           343,919,942
                                                                     -----------
 NET ASSETS APPLICABLE
  TO SHARES OUTSTANDING                                             $347,393,881
                                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

78                  MONEY MARKET FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1999

INVESTMENT INCOME:
Interest                                                             $13,634,960
                                                                     -----------
EXPENSES:
Advisory fees                                                          1,301,265
Custodian fees                                                            19,328
Registration and filing fees                                               3,398
Audit fees and tax services                                                7,554
Account services                                                          47,447
Directors' fees and expenses                                               6,313
Directors' retirement plan expenses                                       30,942
Report to shareholders                                                    54,407
Miscellaneous                                                              7,453
                                                                     -----------
 Total expenses                                                        1,478,107
                                                                     -----------
NET INVESTMENT INCOME                                                 12,156,853
                                                                     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $12,156,853
                                                                     ===========

STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                         1999             1998
                                                     -------------    -------------
OPERATIONS:
Net investment income                                $  12,156,853    $   7,739,732
                                                     -------------    -------------
  Increase in net assets resulting from operations      12,156,853        7,739,732
                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                  (12,156,853)      (7,739,732)
                                                     -------------    -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold                       456,114,092      331,782,891
Proceeds from capital stock issued
  for distributions reinvested                          12,202,772        7,739,732
                                                     -------------    -------------
                                                       468,316,864      339,522,623
Cost of capital stock repurchased                     (311,898,433)    (276,671,818)
                                                     -------------    -------------
  Increase in net assets resulting
    from capital stock transactions                    156,418,431       62,850,805
                                                     -------------    -------------
TOTAL INCREASE IN NET ASSETS                           156,418,431       62,850,805

NET ASSETS:
Beginning of year                                      190,975,450      128,124,645
                                                     -------------    -------------
End of year                                          $ 347,393,881    $ 190,975,450
                                                     =============    =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold                           456,114,092      331,782,891
Shares issued for distributions reinvested              12,202,773        7,739,732
Shares of capital stock repurchased                   (311,898,434)    (276,671,818)
                                                     -------------    -------------
  Increase in shares outstanding                       156,418,431       62,850,805
Shares outstanding:
  Beginning of year                                    190,975,450      128,124,645
                                                     -------------    -------------
  End of year                                          347,393,881      190,975,450
                                                     =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS                        79

NOTE 1 -- ORGANIZATION

      The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):

          Stock Index Fund
          MidCap Index Fund
          Small Cap Index Fund
          International Equities Fund Growth Fund Growth & Income Fund Science & Technology Fund Social Awareness Fund Asset Allocation Fund Capital Conservation Fund Government Securities Fund International Government Bond Fund Money Market Fund

      The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. INVESTMENT VALUATION

      Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B. OPTIONS AND FUTURES

      CALL AND PUT OPTIONS. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

      Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

      FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C. REPURCHASE AGREEMENTS

      The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. VALIC (the "Adviser") determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D. FOREIGN CURRENCY TRANSLATION

      The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

      Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

      In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. FEDERAL INCOME TAXES

      Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

80                   NOTES TO FINANCIAL STATEMENTS CONTINUED

F. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

      Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

G. Distributions to Shareholders

      Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

      Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

      NOTE 3 -- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES VALIC serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, as amended February 2, 1998, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to the Stock Index Fund, the MidCap Index Fund, and the Small Cap Index Fund. On February 24, 1994, as amended February 2, 1998, the Adviser entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to the Growth Fund and the Science & Technology Fund. On February 20, 1999, VALIC terminated its March 4, 1994 sub-advisory agreement with Value Line, Inc., who served as investment sub-adviser to the Growth & Income Fund. Value Line, Inc. served as investment sub-adviser to the Growth and Income Fund from March 4, 1994 to February 20, 1999, at which time VALIC assumed sole management of the fund. Sub-advisers are compensated for such services by the Adviser.

      The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

      To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

      On October 31, 1996, the Series entered into an accounting services agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide, or cause to be provided, certain accounting and administrative services to the Series. During the year ended May 31, 1999, the Series paid VALIC $1,526,400 for such services provided directly by VALIC.

      VALIC provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the fiscal year ended May 31, 1999, the Series paid $8,308 for such services.

      During the fiscal year ended May 31, 1999, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

     SELLER               PURCHASER       COST TO PURCHASER   NET GAIN TO SELLER
     ------               ---------       -----------------   ------------------
MidCap Index Fund     Stock Index Fund        $99,887,427        $51,662,919

      At May 31, 1999, VALIC Separate Account A (a registered separate account of VALIC) owned over five percent of the outstanding shares of the Series.

      Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

      The Series provides a retirement plan for its independent directors who are not an officer, director or employee of VALIC, or any affiliate. The Series is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service, as defined, to the Series.

      At May 31, 1999, the Series had a retirement plan liability to its independent directors totaling $944,738.

NOTE 4 -- INVESTMENT ACTIVITY

      The information in the following table is presented on the basis of cost for federal income tax purposes at May 31,1999.

                              IDENTIFIED COST       GROSS              GROSS        NET UNREALIZED
                               OF INVESTMENTS     UNREALIZED        UNREALIZED       APPRECIATION
                                   OWNED         APPRECIATION      DEPRECIATION     (DEPRECIATION)
                              ---------------   ---------------   ---------------   ---------------
Stock Index Fund              $ 2,181,143,448   $ 2,497,340,599   $    47,263,817   $ 2,450,076,782
MidCap Index Fund                 658,353,038       216,561,510        66,310,791       150,250,719
Small Cap Index Fund              197,302,478        57,634,341        34,901,245        22,733,096
International Equities Fund       107,290,307        51,345,128        18,261,773        33,083,355
Growth Fund                       870,772,368       422,969,052        28,986,057       393,982,995
Growth & Income Fund              221,255,452        81,937,824         5,145,263        76,792,561
Science & Technology Fund       1,395,587,851       344,852,115        21,985,393       322,866,722
Social Awareness Fund             423,950,169       113,469,874        13,092,179       100,377,695
Asset Allocation Fund             196,424,634        62,678,293         4,060,967        58,617,326
Capital Conservation Fund          62,646,290           674,578         1,271,238          (596,660)
Government Securities Fund        105,739,613         1,938,022         2,073,336          (135,314)
International Government
Bond Fund                         159,387,305         5,230,140         9,214,058        (3,983,918)
Money Market Fund                 340,581,830              --                --                --

      The following net realized capital loss carryforwards at May 31, 1999, may be utilized to offset future capital gains.

                             CAPITAL LOSS CARRYFORWARD       EXPIRATION THROUGH
                             -------------------------       ------------------
Capital Conservation Fund          $ 231,795                    May 31, 2003
Government Securities Fund         1,178,565                    May 31, 2003
Money Market Fund                      1,907                    May 31, 2004

                     NOTES TO FINANCIAL STATEMENTS CONTINUED                  81

      During the period, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                  COST OF        PROCEEDS FROM
                                                  SECURITIES     SECURITIES SOLD
                                                  PURCHASED        OR MATURED
                                                --------------   ---------------
Stock Index Fund                                $  496,803,033   $    88,804,806
MidCap Index Fund                                  310,513,731       385,087,957
Small Cap Index Fund                                76,956,323        88,038,090
International Equities Fund                         10,836,026        27,733,208
Growth Fund                                        480,461,833       460,205,121
Growth & Income Fund                               267,627,640       289,445,201
Science & Technology Fund                        1,771,775,523     1,736,269,408
Social Awareness Fund                              318,280,552       200,734,978
Asset Allocation Fund                              344,019,692       326,555,805
Capital Conservation Fund                           27,970,067        26,166,157
Government Securities Fund                          58,233,459        40,145,103
International Government Bond Fund                  36,569,107        34,941,349

NOTE 5-- PORTFOLIO SECURITIES LOANED

      To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (331/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

      Portfolio securities on loan at May 31, 1999 are summarized as follows:

                                                 MARKET VALUE   COLLATERAL VALUE
                                                 ------------   ----------------
Stock Index Fund                                 $ 13,255,378   $     13,596,733
MidCap Index Fund                                   1,259,063          1,326,000
Small Cap Index Fund                                7,905,116          8,323,918
International Equities Fund                         7,204,459          7,407,490
Growth Fund                                        19,201,125         20,214,000
Science & Technology Fund                           5,285,600          5,464,700
Asset Allocation Fund                                 364,988            374,400
Capital Conservation Fund                             106,880            109,000
                                                 ------------   ----------------
   Total                                         $ 54,582,609   $     56,816,241
                                                 ============   ================

NOTE 6-- INVESTMENT CONCENTRATION

      A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At May 31, 1999, Government Securities Fund had 64.16% of its net assets invested in such securities.

      At May 31, 1999, International Government Bond Fund had 23% of its net assets invested in securities issued by the Government of Japan and an additional 5% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

NOTE 7 -- YEAR 2000 (UNAUDITED)

VALIC serves as investment adviser to the Series. VALIC initiated its Year 2000 readiness plan in 1995. Since that time, VALIC management along with a team of skilled information technology and business professionals have been dedicated to achieving the objectives of the plan. This plan calls for the renovation, upgrade and/or replacement of our mission critical computer systems, whether developed internally or otherwise. It includes the five steps that we believe are essential to Year 2000 readiness: inventory and discovery; analysis; construction; testing; and implementation. As of May 31, 1999, we have substantially completed all steps with respect to our critical systems.

VALIC's plan also includes an evaluation of the status of our key third party relationships and their efforts in addressing Year 2000 issues. Throughout 1999 we will continue to work with critical third party dependencies and to develop contingency plans for any identified risks or shortcomings. If significant third parties fail to achieve Year 2000 readiness on a timely basis, then the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series. However, the third party contingency plans we develop are meant to identify those risks and provide alternative actions should a third party not achieve readiness. While we believe no one can predict with certainty outcomes as to all the issues that may arise, VALIC is confident that its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives.

Through May, 1999, VALIC has incurred and expensed $28.1 million (pretax) related to Year 2000 readiness, including $1.4 million incurred during 1999. VALIC currently anticipates that it will incur future costs of $1.9 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

82                         FINANCIAL HIGHLIGHTS

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of divedends on the reinvestment date. Total returns and ratios for the periods of less than one year are not annualized.

STOCK INDEX FUND

                                                                                FISCAL YEAR ENDED MAY 31,
                                                        ---------------------------------------------------------------------------
                                                            1999            1998           1997           1996            1995
                                                        -------------   -------------   -----------   -------------   -------------
PER SHARE DATA
Net asset value at beginning of period                  $       33.38   $       26.09   $     20.69   $       16.81   $       14.39
                                                        -------------   -------------   -----------   -------------   -------------
  Income from investment operations:
  Net investment income                                          0.40            0.40          0.39            0.39            0.37
  Net realized and unrealized gain on securities                 6.51            7.44          5.57            4.26            2.45
                                                        -------------   -------------   -----------   -------------   -------------
  Total income from investment operations                        6.91            7.84          5.96            4.65            2.82
                                                        -------------   -------------   -----------   -------------   -------------
 Distributions:
  Distributions from net investment income                      (0.41)          (0.40)        (0.39)          (0.38)          (0.37)
  Distributions from net realized gain on securities            (0.15)          (0.15)        (0.17)          (0.39)          (0.03)
                                                        -------------   -------------   -----------   -------------   -------------
    Total distributions                                         (0.56)          (0.55)        (0.56)          (0.77)          (0.40)
                                                        -------------   -------------   -----------   -------------   -------------
Net asset value at end of period                        $       39.73   $       33.38   $     26.09   $       20.69   $       16.81
                                                        =============   =============   ===========   =============   =============
TOTAL RETURN                                                    20.85%          30.30%        29.24%          28.17%          19.98%
                                                        =============   =============   ===========   =============   =============
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                          0.32%           0.31%         0.34%           0.35%           0.38%
Ratio of net investment income to average net assets             1.13%           1.33%         1.76%           2.05%           2.44%
Portfolio turnover rate                                             2%              3%            3%              3%             14%
Number of shares outstanding at end of period (000's)         116,731         104,334        93,687          85,117          75,451
Net assets at end of period (000's)                     $   4,637,628   $   3,482,655   $ 2,444,200   $   1,760,786   $   1,267,992

MIDCAP INDEX FUND

                                                                              FISCAL YEAR ENDED MAY 31,
                                                        -------------------------------------------------------------------------
                                                            1999          1998           1997           1996            1995
                                                        -----------   -----------     -----------     -----------     -----------
PER SHARE DATA
Net asset value at beginning of period                  $     25.27   $     20.83     $     19.09     $     15.68     $     14.54
                                                        -----------   -----------     -----------     -----------     -----------
  Income from investment operations:
    Net investment income                                      0.23          0.23            0.24            0.24            0.26
    Net realized and unrealized gain on securities             2.54          5.80            2.95            4.06            1.59
                                                        -----------   -----------     -----------     -----------     -----------
  Total income from investment operations                      2.77          6.03            3.19            4.30            1.85
                                                        -----------   -----------     -----------     -----------     -----------
Distributions:
  Distributions from net investment income                    (0.23)        (0.23)          (0.24)          (0.24)          (0.26)
  Distributions from net realized gain on securities          (2.17)        (1.36)          (1.21)          (0.65)          (0.45)
                                                        -----------   -----------     -----------     -----------     -----------
  Total distributions                                         (2.40)        (1.59)          (1.45)          (0.89)          (0.71)
                                                        -----------   -----------     -----------     -----------     -----------
Net asset value at end of period                        $     25.64   $     25.27     $     20.83     $     19.09     $     15.68
                                                        -----------   -----------     -----------     -----------     -----------
TOTAL RETURN                                                  11.91%        29.62%          17.48%          28.10%          13.26%
                                                        ===========   ===========     ===========     ===========     ===========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                        0.38%         0.36%           0.40%           0.41%           0.44%
Ratio of net investment income to
               average net assets                              0.92%         0.95%           1.24%           1.36%           1.73%
Portfolio turnover rate                                          41%           26%             19%             21%             23%
Number of shares outstanding at end of period (000's)        31,886        31,830          29,137          28,322          25,988
Net assets at end of period (000's)                     $   817,573   $   804,318     $   607,061     $   540,688     $   407,557

SEE NOTES TO FINANCIAL STATEMENTS.

                         FINANCIAL HIGHLIGHTS CONTINUED                       83

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of divedends on the reinvestment date. Total returns and ratios for the periods of less than one year are not annualized.

SMALL CAP INDEX FUND

                                                                                FISCAL YEAR ENDED MAY 31,
                                                        --------------------------------------------------------------------------
                                                            1999           1998           1997           1996             1995
                                                        -----------    -----------     -----------     -----------     -----------
PER SHARE DATA
Net asset value at beginning of period                  $     17.94    $     16.18     $     16.25     $     12.49     $     11.52
                                                        -----------    -----------     -----------     -----------     -----------
  Income from investment operations:
  Net investment income                                        0.19           0.19            0.19            0.20            0.17
Net realized and unrealized gain (loss) on securities         (0.74)          3.17            0.93            4.04            0.97
                                                        -----------    -----------     -----------     -----------     -----------
  Total income (loss) from investment operations              (0.55)          3.36            1.12            4.24            1.14
                                                        -----------    -----------     -----------     -----------     -----------
Distributions:
  Distributions from net investment income                    (0.19)         (0.19)          (0.19)          (0.20)          (0.17)
  Distributions from net realized gain on securities          (1.36)         (1.41)          (1.00)          (0.28)           --
                                                        -----------    -----------     -----------     -----------     -----------
 Total distributions                                          (1.55)         (1.60)          (1.19)          (0.48)          (0.17)
                                                        -----------    -----------     -----------     -----------     -----------
Net asset value at end of period                        $     15.84    $     17.94     $     16.18     $     16.25     $     12.49
                                                        ===========    ===========     ===========     ===========     ===========
TOTAL RETURN                                                  (2.45)         21.34%           7.51%          34.50%           9.98%
                                                        ===========    ===========     ===========     ===========     ===========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                        0.41%          0.39%           0.41%           0.41%           0.44%
Ratio of net investment income to average net assets           1.20%          1.05%           1.34%           1.36%           1.44%
Portfolio turnover rate                                          36%            36%             42%             31%             34%
Number of shares outstanding at end of period (000's)        13,890    $    13,777          11,893          11,129          10,136
Net assets at end of period (000's)                     $   220,002    $   247,183     $   192,459     $   180,785     $   126,567

INTERNATIONAL EQUITIES FUND

                                                                                FISCAL YEAR ENDED MAY 31,
                                                        --------------------------------------------------------------------------
                                                            1999           1998           1997           1996             1995
                                                        -----------    -----------     -----------     -----------     -----------
PER SHARE DATA
Net asset value at beginning of period                  $     11.95    $     11.44     $     11.15     $     10.42     $     10.14
                                                        -----------    -----------     -----------     -----------     -----------
  Income from investment operations:
    Net investment income                                      0.22           0.23            0.20            0.17            0.15
    Net realized and unrealized gain on securities
      and foreign currencies                                   0.30           0.85            0.63            0.97            0.34
                                                        -----------    -----------     -----------     -----------     -----------
    Total income from investment operations                    0.52           1.08            0.83            1.14            0.49
                                                        -----------    -----------     -----------     -----------     -----------
Distributions:
  Distributions from net investment income                    (0.25)         (0.24)          (0.19)          (0.17)          (0.15)
  Distributions from net realized gain on securities          (0.90)         (0.33)          (0.35)          (0.24)          (0.06)
                                                        -----------    -----------     -----------     -----------     -----------
 Total distributions                                          (1.15)         (0.57)          (0.54)          (0.41)          (0.21)
                                                        -----------    -----------     -----------     -----------     -----------
Net asset value at end of period                        $     11.32    $     11.95     $     11.44     $     11.15     $     10.42
                                                        ===========    ===========     ===========     ===========     ===========
TOTAL RETURN                                                   4.43%          9.92%           7.74%          11.14%           4.92%
                                                        ===========    ===========     ===========     ===========     ===========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                        0.43%          0.40%           0.42%           0.42%           0.45%
Ratio of net investment income to average net assets           1.89%          1.92%           1.75%           1.65%           1.47%
Portfolio turnover rate                                           8%             9%             12%             20%             14%
Number of shares outstanding at end of period (000's)        12,559         13,009          15,857          18,497          20,074
Net assets at end of period (000's)                     $   142,108    $   155,469     $   181,437     $   206,259     $   209,091

84                       FINANCIAL HIGHLIGHTS CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of divedends on the reinvestment date. Total returns and ratios for the periods of less than one year are not annualized.

GROWTH FUND

                                                                                  FISCAL YEAR ENDED MAY 31,
                                                              ---------------------------------------------------------------------
                                                                  1999           1998          1997          1996           1995
                                                              ------------   ------------   ----------   -------------   ----------
PER SHARE DATA
Net asset value at beginning of period                        $      22.08   $      17.62   $    16.49   $       11.43   $     9.87
                                                              ------------   ------------   ----------   -------------   ----------
  Income (loss) from investment operations:
   Net investment (loss) income                                      (0.08)         (0.02)        0.02            0.11         0.04
   Net realized and unrealized gain on securities                     3.13           4.82         1.45            5.27         1.56
                                                              ------------   ------------   ----------   -------------   ----------
  Total income from investment operations                             3.05           4.80         1.47            5.38         1.60
                                                              ------------   ------------   ----------   -------------   ----------
Distributions:
  Distributions from net investment income                            --            (0.01)       (0.01)          (0.09)       (0.04)
  Distributions from net realized gain (loss)
    on securities                                                    (1.01)         (0.33)       (0.33)          (0.23)        --
                                                              ------------   ------------   ----------   -------------   ----------
 Total distributions                                                 (1.01)         (0.34)       (0.34)          (0.32)       (0.04)
                                                              ------------   ------------   ----------   -------------   ----------
Net asset value at end of period                              $      24.12   $      22.08   $    17.62   $       16.49   $    11.43
                                                              ============   ============   ==========   =============   ==========
TOTAL RETURN                                                         14.20%         27.41%        9.00%          47.46%       16.25%
                                                              ============   ============   ==========   =============   ==========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                               0.86%          0.84%        0.86%           0.83%        0.91%
Ratio of net investment (loss) income to
  average net assets                                                 (0.36%)        (0.11%)       0.09%           0.89%        0.41%
Portfolio turnover rate                                                 42%            43%          40%             36%          61%
Number of shares outstanding at end of period (000's)               52,690         49,832       42,422          25,826        8,800
Net assets at end of period (000's)                           $  1,271,034   $  1,100,137   $  747,654   $     425,787   $  100,614

GROWTH & INCOME FUND

                                                                                  FISCAL YEAR ENDED MAY 31,
                                                              ---------------------------------------------------------------------
                                                                  1999           1998          1997          1996           1995
                                                              ------------   ------------   ----------   -------------   ----------
PER SHARE DATA
Net asset value at beginning of period                        $      19.91   $      16.86   $    14.78   $       11.09   $     9.87
                                                              ------------   ------------   ----------   -------------   ----------
  Income from investment operations:
   Net investment income                                              0.06           0.08         0.10            0.08         0.09
   Net realized and unrealized gain on securities                     3.17           3.26         2.38            3.77         1.22
                                                              ------------   ------------   ----------   -------------   ----------
  Total income from investment operations                             3.23           3.34         2.48            3.85         1.31
                                                              ------------   ------------   ----------   -------------   ----------
Distributions:
  Distributions from net investment income                           (0.08)         (0.08)       (0.10)          (0.07)       (0.09)
  Distributions from net realized gain (loss) on securities          (1.53)         (0.21)       (0.29)          (0.09)        --
                                                              ------------   ------------   ----------   -------------   ----------
 Total distributions                                                 (1.61)         (0.29)       (0.39)          (0.16)       (0.09)
                                                              ------------   ------------   ----------   -------------   ----------
Net asset value at end of period                              $      21.53          19.91   $    16.87   $       14.78   $    11.09
                                                              ============   ============   ==========   =============   ==========
TOTAL RETURN                                                         16.92%         19.87%       17.08%          34.85%       13.35%
                                                              ============   ============   ==========   =============   ==========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                               0.82%          0.80%        0.81%           0.79%        0.86%
Ratio of net investment income to average net assets                  0.29%          0.43%        0.70%           0.63%        0.93%
Portfolio turnover rate                                                102%            78%          45%             64%          97%
Number of shares outstanding at end of period (000's)               13,790         13,619       12,422           7,685        3,867
Net assets at end of period (000's)                           $    296,885   $    271,159   $  209,545   $     113,546   $   42,867

SEE NOTES TO FINANCIAL STATEMENTS.

                         FINANCIAL HIGHLIGHTS CONTINUED                       85

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of divedends on the reinvestment date. Total returns and ratios for the periods of less than one year are not annualized.

SCIENCE & TECHNOLOGY FUND

                                                                                  FISCAL YEAR ENDED MAY 31,
                                                            ----------------------------------------------------------------------
                                                                  1999           1998          1997           1996          1995
                                                            -------------   -------------   ------------   -----------   ----------
PER SHARE DATA
Net asset value at beginning of period                      $       22.07   $       19.88   $      20.48   $     14.43   $     9.83
                                                            -------------   -------------   ------------   -----------   ----------
  Income (loss) from investment operations:
   Net investment (loss) income                                     (0.10)          (0.09)          --            --           0.03
   Net realized and unrealized gain
      on securities and foreign currencies                          10.36            2.28           0.33          8.08         4.72
                                                            -------------   -------------   ------------   -----------   ----------
  Total income from investment operations                           10.26            2.19           0.33          8.08         4.75
                                                            -------------   -------------   ------------   -----------   ----------
Distributions:
  Distributions from net investment income                           --              --             --            --          (0.02)
  Distributions from net realized gain on securities                (2.38)           --            (0.93)        (2.03)       (0.13)
                                                            -------------   -------------   ------------   -----------   ----------
 Total distributions                                                (2.38)           --            (0.93)        (2.03)       (0.15)
                                                            -------------   -------------   ------------   -----------   ----------
Net asset value at end of period                            $       29.95   $       22.07   $      19.88   $     20.48   $    14.43
                                                            =============   =============   ============   ===========   ==========
TOTAL RETURN                                                        48.34%          10.85%          1.81%        58.28%       48.61%
                                                            =============   =============   ============   ===========   ==========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                              0.96%           0.95%          0.96%         0.94%        1.00%
Ratio of net investment income (loss) to average net assets         (0.46)%         (0.46)%        (0.29)%       (0.07)%       0.36%
Portfolio turnover rate                                               149%            128%           122%          116%         121%
Number of shares outstanding at end of period (000's)              56,211          46,355         40,484        27,696       11,550
Net assets at end of period (000's)                         $   1,683,585   $   1,023,141   $    804,982   $   567,187   $  166,683

SOCIAL AWARENESS FUND

                                                                                  FISCAL YEAR ENDED MAY 31,
                                                               -------------------------------------------------------------------
                                                                   1999         1998          1997           1996          1995
                                                               -----------   -----------   -----------   -----------   -----------
PER SHARE DATA
Net asset value at beginning of period                         $     22.16   $     17.90   $     15.49   $     13.02   $     11.98
                                                               -----------   -----------   -----------   -----------   -----------
  Income from investment operations:
  Net investment income                                               0.21          0.23          0.24          0.26          0.27
  Net realized and unrealized gain on securities                      4.08          5.07          4.19          3.37          1.75
                                                               -----------   -----------   -----------   -----------   -----------
 Total income from investment operations                              4.29          5.30          4.43          3.63          2.02
                                                               -----------   -----------   -----------   -----------   -----------
Distributions:
  Distributions from net investment income                           (0.22)        (0.23)        (0.24)        (0.25)        (0.27)
  Distributions from net realized gain on securities                 (2.12)        (0.81)        (1.78)        (0.91)        (0.71)
                                                               -----------   -----------   -----------   -----------   -----------
   Total distributions                                               (2.34)        (1.04)        (2.02)        (1.16)        (0.98)
                                                               -----------   -----------   -----------   -----------   -----------
Net asset value at end of period                               $     24.11   $     22.16   $     17.90   $     15.49   $     13.02
                                                               ===========   ===========   ===========   ===========   ===========
TOTAL RETURN                                                         20.05%        30.34%        30.48%        28.85%        18.19%
                                                               ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                               0.57%         0.54%         0.56%         0.56%         0.58%
Ratio of net investment income to average net assets                  0.93%         1.17%         1.53%         1.80%         2.22%
Portfolio turnover rate                                                 49%          120%          109%          117%          148%
Number of shares outstanding at end of period (000's)               21,646        15,080         8,677         5,220         4,143
Total net assets at end of period (000's)                      $   521,965   $   334,167   $   155,349   $    80,887   $    53,927

SEE NOTES TO FINANCIAL STATEMENTS.

86                      FINANCIAL HIGHLIGHTS CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of divedends on the reinvestment date. Total returns and ratios for the periods of less than one year are not annualized.

ASSET ALLOCATION FUND

                                                                                  FISCAL YEAR ENDED MAY 31,
                                                               -------------------------------------------------------------------
                                                                   1999         1998          1997           1996          1995
                                                               -----------   -----------   -----------   -----------   -----------
PER SHARE DATA
Net asset value at beginning of period                         $     14.02   $     12.57   $     12.55   $     11.24   $     10.84
                                                               -----------   -----------   -----------   -----------   -----------
  Income from investment operations:
    Net investment income                                             0.40          0.41          0.77          0.44          0.44
    Net realized and unrealized gain on securities                    1.26          2.24          1.44          1.53          0.82
                                                               -----------   -----------   -----------   -----------   -----------
  Total income from investment operations                             1.66          2.65          2.21          1.97          1.26
                                                               -----------   -----------   -----------   -----------   -----------
Distributions:
  Distributions from net investment income                           (0.40)        (0.41)        (0.78)        (0.44)        (0.44)
  Distributions from net realized gain on securities                 (0.85)        (0.79)        (1.41)        (0.22)        (0.42)
                                                               -----------   -----------   -----------   -----------   -----------
    Total distributions                                              (1.25)        (1.20)        (2.19)        (0.66)        (0.86)
                                                               -----------   -----------   -----------   -----------   -----------
Net asset value at end of period                               $     14.43   $     14.02   $     12.57   $     12.55   $     11.24
                                                               ===========   ===========   ===========   ===========   ===========
TOTAL RETURN                                                         12.23%        21.94%        15.89%        17.90%        12.43%
                                                               ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                               0.57%         0.54%         0.57%         0.57%         0.58%
Ratio of net investment income to average net assets                  2.81%         3.02%         3.26%         3.62%         4.03%
Portfolio turnover rate                                                160%           24%          103%          119%          133%
Number of shares outstanding at end of period (000's)               17,222        14,269        14,107        15,142        16,319
Total net assets at end of period (000's)                      $   248,473   $   200,099   $   177,347   $   190,024   $   183,393

CAPITAL CONSERVATION FUND

                                                                                  FISCAL YEAR ENDED MAY 31,
                                                               -------------------------------------------------------------------
                                                                   1999         1998          1997           1996          1995
                                                               -----------   -----------   -----------   -----------   -----------
PER SHARE DATA
Net asset value at beginning of period                         $      9.68   $      9.31   $      9.23   $      9.52   $      9.13
                                                               -----------   -----------   -----------   -----------   -----------
  Income from investment operations:
   Net investment income                                              0.60          0.61          0.62          0.62          0.63
   Net realized and unrealized gain (loss) on securities             (0.29)         0.37          0.08         (0.29)         0.39
  Total income from investment operations                             0.31          0.98          0.70          0.33          1.02
Distributions:
  Distributions from net investment income                           (0.60)        (0.61)        (0.62)        (0.62)        (0.63)
  Distributions from net realized gain on securities                  --            --            --            --            --
                                                               -----------   -----------   -----------   -----------   -----------
   Total distributions                                               (0.60)        (0.61)        (0.62)        (0.62)        (0.63)
                                                               -----------   -----------   -----------   -----------   -----------
Net asset value at end of period                               $      9.39   $      9.68   $      9.31   $      9.23   $      9.52
                                                               ===========   ===========   ===========   ===========   ===========
TOTAL RETURN                                                          3.25%        10.76%         7.75%         3.41%        11.80%
                                                               ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                               0.60%         0.54%         0.57%         0.57%         0.58%
Ratio of net investment income to average net assets                  6.24%         6.32%         6.59%         6.47%         6.88%
Portfolio turnover rate                                                 41%           14%           45%           80%          100%
Number of shares outstanding at end of period (000's)                6,720         6,577         7,168         7,604         6,935
Total net assets at end of period (000's)                      $    63,131   $    63,654   $    66,747   $    70,212   $    60,031

SEE NOTES TO FINANCIAL STATEMENTS.

                        FINANCIAL HIGHLIGHTS CONTINUED                        87

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of divedends on the reinvestment date. Total returns and ratios for the periods of less than one year are not annualized.

GOVERNMENT SECURITIES FUND

                                                                                FISCAL YEAR ENDED MAY 31,
                                                            -------------------------------------------------------------------
                                                               1999         1998          1997           1996          1995
                                                            -----------   -----------   -----------   -----------   -----------
PER SHARE DATA
Net asset value at beginning of period                      $     10.09   $      9.67   $      9.61   $      9.89   $      9.55
                                                            -----------   -----------   -----------   -----------   -----------
  Income (loss) from investment operations:
   Net investment income                                           0.55          0.58          0.59          0.61          0.60
   Net realized and unrealized gain (loss) on securities          (0.19)         0.42          0.06         (0.28)         0.35
                                                            -----------   -----------   -----------   -----------   -----------
     Total income (loss) from investment operations                0.36          1.00          0.65          0.33          0.95
                                                            -----------   -----------   -----------   -----------   -----------
Distributions:
  Distributions from net investment income                        (0.55)        (0.58)        (0.59)        (0.61)        (0.61)
  Distributions from net realized gain on securities               --            --            --            --            --
                                                            -----------   -----------   -----------   -----------   -----------
    Total distributions                                           (0.55)        (0.58)        (0.59)        (0.61)        (0.61)
                                                            -----------   -----------   -----------   -----------   -----------
Net asset value at end of period                            $      9.90   $     10.09   $      9.67   $      9.61   $      9.89
                                                            ===========   ===========   ===========   ===========   ===========
TOTAL RETURN                                                       3.58%        10.60%         6.94%         3.32%        10.43%
                                                            ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                            0.59%         0.54%         0.56%         0.56%         0.58%
Ratio of net investment income to average net assets               5.46%         5.82%         6.11%         6.21%         6.36%
Portfolio turnover rate                                              39%           24%           38%           36%          229%
Number of shares outstanding at end of period (000's)            10,853         9,129         8,672         8,164         5,478
Total net assets at end of period (000's)                   $   107,425   $    92,120   $    83,827   $    78,423   $    54,174

INTERNATIONAL GOVERNMENT BOND FUND

                                                                                FISCAL YEAR ENDED MAY 31,
                                                            -------------------------------------------------------------------
                                                               1999         1998          1997           1996          1995
                                                            -----------   -----------   -----------   -----------   -----------
PER SHARE DATA
Net asset value at beginning of period                      $     11.42   $     11.33   $     11.79   $     12.72   $     10.97
                                                            -----------   -----------   -----------   -----------   -----------
  Income (loss) from investment operations:
    Net investment income                                          0.51          0.56          0.63          0.65          0.65
    Net realized and unrealized gain (loss)
      on securities and foreign currencies                         0.24         (0.26)        (0.49)        (0.89)         1.80
                                                            -----------   -----------   -----------   -----------   -----------
  Total income (loss) from investment operations                   0.75          0.30          0.14         (0.24)         2.45
                                                            -----------   -----------   -----------   -----------   -----------
Distributions:
  Distributions from net investment income                        (0.48)        (0.20)        (0.58)        (0.68)        (0.70)
  Distributions from net realized gain on securities              (0.07)        (0.01)        (0.02)        (0.01)         --
                                                            -----------   -----------   -----------   -----------   -----------
    Total distributions                                           (0.55)        (0.21)        (0.60)        (0.69)        (0.70)
                                                            -----------   -----------   -----------   -----------   -----------
Net asset value at end of period                            $     11.62   $     11.42   $     11.33   $     11.79   $     12.72
                                                            ===========   ===========   ===========   ===========   ===========
TOTAL RETURN                                                       6.40%         2.65%         1.13%        (1.91)%       23.23%
                                                            ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                            0.57%         0.55%         0.56%         0.56%         0.59%
Ratio of net investment income to average net assets               4.27%         4.70%         5.13%         5.45%         5.83%
Portfolio turnover rate                                              22%           17%            4%           11%            6%
Number of shares outstanding at end of period (000's)            13,647        13,646        15,680        12,073         6,111
Total net assets at end of period (000's)                   $   158,509   $   155,783   $   177,709   $   142,383   $    77,734

SEE NOTES TO FINANCIAL STATEMENTS.

88                      FINANCIAL HIGHLIGHTS CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of divedends on the reinvestment date. Total returns and ratios for the periods of less than one year are not annualized.

MONEY MARKET FUND

                                                                                FISCAL YEAR ENDED MAY 31,
                                                            -------------------------------------------------------------------
                                                               1999         1998          1997           1996          1995
                                                            -----------   -----------   -----------   -----------   -----------
PER SHARE DATA
Net asset value at beginning of period                      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                            -----------   -----------   -----------   -----------   -----------
  Income from investment operations:
    Net investment income                                          0.05          0.05          0.05          0.05          0.05
                                                            -----------   -----------   -----------   -----------   -----------
Distributions:
  Distributions from net investment income                        (0.05)        (0.05)        (0.05)        (0.05)        (0.05)
                                                            -----------   -----------   -----------   -----------   -----------
Net asset value at end of period                            $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                            ===========   ===========   ===========   ===========   ===========
TOTAL RETURN                                                       4.84%         5.25%         5.02%         5.26%         4.90%
                                                            ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                            0.57%         0.54%         0.57%         0.57%         0.57%
Ratio of net investment income to average net assets               4.66%         5.14%         4.95%         5.14%         4.75%
Number of shares outstanding at end of period (000's)           347,394       190,975       128,125        83,618        82,256
Total net assets at end of period (000's)                   $   347,394   $   190,975   $   128,125   $    83,618   $    82,254

                         REPORT OF INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY

We have audited the accompanying statements of net assets of Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Asset Allocation Fund (formerly the Timed Opportunity Fund), Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund (such Funds comprising the American General Series Portfolio Company) as of May 31, 1999. We have also audited for each of the Funds the related statement of operations for the year ended May 31, 1999, the statement of changes in net assets for each of the two years in the period ended May 31, 1999, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company at May 31, 1999, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP
Houston, Texas
July 8, 1999

SEE NOTES TO FINANCIAL STATEMENTS

                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

BOARD OF DIRECTORS
Judith L. Craven
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
John A. Graf
Norman Hackerman
John W. Lancaster
Ben H. Love
John E. Maupin, Jr.
F. Robert Paulsen
R. Miller Upton
Thomas L. West, Jr.

DISTRIBUTOR
A. G. Distributors, Inc.
2929 Allen Parkway
Houston, Texas 77019

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
Bankers Trust Company
1 Bankers Trust Plaza
New York, New York 10006

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

INDEPENDENT AUDITORS
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

SHAREHOLDER SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Thomas L. West, Jr.,  Chairman
John A. Graf, President
John E. Arant, Executive Vice President
Joe C. Osborne, Executive Vice President
Peter V. Tuters, Senior Investment Officer
Brent C. Nelson, Vice President
Maruti D. More, Vice President - Investments
Teresa S. Moro, Vice President and Investment Officer
Leon A. Olver, Vice President and Investment Officer
William Trimbur, Jr., Vice President and Investment Officer
Cynthia A. Toles, Vice President and Secretary
Gregory R. Seward, Treasurer
Kathryn A. Pearce, Controller
Nori L. Gabert, Vice President and Assistant Secretary
Jaime M. Sepulveda, Assistant Treasurer
Earl E. Allen, Jr., Assistant Treasurer
Donna L. Hathaway, Assistant Controller
Heriberto Valdez, Assistant Controller
Cynthia A. Gibbons, Assistant Vice President


      This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

      If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

      "Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.


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      (c)            1999 The Variable Annuity Life Insurance Company, Houston
                     Texas VALIC is a registered service mark of
                  The Variable Annuity Life Insurance Company

                                VA 9530 VER 5/99